UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-03857

American Funds Insurance Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Steven I. Koszalka

American Funds Insurance Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Insurance Series®
Global Growth Fund
Investment portfolio
March 31, 2015
unaudited
Common stocks 95.43% Health care 20.93%	Shares	Value (000)
Novo Nordisk A/S, Class B1	4,401,000	$235,482
Vertex Pharmaceuticals Inc.[2]	1,419,000	167,400
Regeneron Pharmaceuticals, Inc.[2]	336,400	151,878
UnitedHealth Group Inc.	840,000	99,364
Novartis AG1	900,000	89,000
Merck & Co., Inc.	1,524,000	87,600
Express Scripts Holding Co.[2]	770,000	66,813
Bristol-Myers Squibb Co.	865,600	55,831
Hologic, Inc.[2]	1,613,000	53,269
Bayer AG1	349,300	52,484
Roche Holding AG1	110,000	30,332
Boston Scientific Corp.[2]	1,555,000	27,601
Medtronic PLC	292,000	22,773
Ocular Therapeutix, Inc.[2]	330,000	13,855
Juno Therapeutics, Inc.[2]	222,700	13,509
DaVita HealthCare Partners Inc.[2]	144,000	11,704
Grifols, SA, Class B (ADR)	322,628	10,585
		1,189,480
Information technology 20.63%
ASML Holding NV (New York registered)	647,176	65,384
ASML Holding NV1	624,897	63,673
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	23,830,000	110,555
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	480,000	11,270
Nintendo Co., Ltd.[1]	787,700	115,923
Google Inc., Class A2	107,700	59,741
Google Inc., Class C2	67,700	37,100
Alcatel-Lucent[1,2]	22,539,144	85,297
Visa Inc., Class A	1,053,200	68,890
Microsoft Corp.	1,572,000	63,910
Murata Manufacturing Co., Ltd.[1]	323,000	44,500
Naver Corp.[1]	70,198	42,364
ASM Pacific Technology Ltd.[1]	3,900,000	40,554
Alibaba Group Holding Ltd. (ADR)[2]	476,150	39,635
Cognizant Technology Solutions Corp., Class A2	620,000	38,682
AAC Technologies Holdings Inc.[1]	5,741,000	35,320
Wirecard AG1	825,662	34,943
Tencent Holdings Ltd.[1]	1,800,000	34,028
Avago Technologies Ltd.	265,000	33,650
LinkedIn Corp., Class A2	130,000	32,482
salesforce.com, inc.[2]	405,000	27,058
TE Connectivity Ltd.	327,500	23,456
MercadoLibre, Inc.	180,000	22,054
TDK Corp.[1]	167,000	11,869
VeriSign, Inc.[2]	175,000	11,720
American Funds Insurance Series — Global Growth Fund — Page 1 of 170

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Infineon Technologies AG1	880,000	$10,537
Texas Instruments Inc.	135,000	7,720
		1,172,315
Consumer discretionary 17.62%
Amazon.com, Inc.[2]	480,900	178,943
Home Depot, Inc.	1,161,000	131,901
Priceline Group Inc.[2]	104,000	121,072
Walt Disney Co.	636,205	66,732
Toyota Motor Corp.[1]	950,000	66,302
Liberty Global PLC, Class C2	816,465	40,668
Liberty Global PLC, Class A2	327,449	16,854
Industria de Diseño Textil, SA1	1,460,000	46,811
ASOS PLC[1,2]	802,304	42,931
CBS Corp., Class B	702,500	42,593
HUGO BOSS AG1	335,500	40,853
Publicis Groupe SA1	319,135	24,640
Dixons Carphone PLC[1]	3,800,000	23,250
Navitas Ltd.[1]	5,950,000	22,098
Burberry Group PLC[1]	860,000	22,086
The Swatch Group AG, non-registered shares[1]	50,000	21,187
TOD’S SpA[1]	194,000	17,605
MGM Resorts International[2]	735,000	15,457
NIKE, Inc., Class B	147,000	14,748
Naspers Ltd., Class N1	87,300	13,404
Christian Dior SE1	69,000	12,961
Time Warner Inc.	151,000	12,750
Arcos Dorados Holdings Inc., Class A	740,000	3,648
Dufry AG1,2	11,115	1,647
		1,001,141
Financials 12.73%
AIA Group Ltd.[1]	13,602,500	85,254
ORIX Corp.[1]	4,990,000	70,185
JPMorgan Chase & Co.	1,065,000	64,518
Moody’s Corp.	569,000	59,062
HSBC Holdings PLC (GBP denominated)[1]	4,320,228	36,766
AEON Financial Service Co., Ltd.[1]	1,365,000	34,483
ICICI Bank Ltd.[1]	6,625,000	33,375
Prudential PLC[1]	1,272,434	31,506
BNP Paribas SA1	500,000	30,409
Deutsche Bank AG1	838,555	29,175
AXA SA1	1,080,630	27,250
East West Bancorp, Inc.	630,000	25,490
CME Group Inc., Class A	239,700	22,702
Sumitomo Mitsui Trust Holdings, Inc.[1]	4,881,000	20,150
Bankia, SA1,2	14,382,000	20,023
Housing Development Finance Corp. Ltd.[1]	850,000	17,865
ACE Ltd.	160,000	17,838
Sumitomo Mitsui Financial Group, Inc.[1]	462,000	17,704
Bankinter, SA1	2,030,000	15,476
Svenska Handelsbanken AB, Class A1	310,000	13,992
Berkshire Hathaway Inc., Class A2	60	13,050
Shinsei Bank, Ltd.[1]	6,401,000	12,740
BDO Unibank, Inc.[1]	3,981,333	11,010
American Funds Insurance Series — Global Growth Fund — Page 2 of 170

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Tokio Marine Holdings, Inc.[1]	247,000	$9,335
Allianz SE1	21,750	3,779
		723,137
Industrials 9.68%
AA PLC[1,2]	11,926,400	71,153
Geberit AG1	150,000	56,309
Adecco SA1	567,000	47,235
Airbus Group NV, non-registered shares[1]	645,000	41,912
KONE Oyj, Class B1	880,000	39,010
International Consolidated Airlines Group, SA (CDI)[1,2]	3,620,000	32,361
Rolls-Royce Holdings PLC[1,2]	2,150,000	30,353
United Technologies Corp.	249,000	29,183
Boeing Co.	190,000	28,515
Deere & Co.	300,000	26,307
United Continental Holdings, Inc.[2]	385,000	25,891
Ryanair Holdings PLC (ADR)	382,500	25,540
American Airlines Group Inc.	390,000	20,584
ASSA ABLOY AB, Class B1	310,000	18,476
Fastenal Co.	430,000	17,817
IDEX Corp.	180,000	13,649
Caterpillar Inc.	160,000	12,805
Masco Corp.	410,000	10,947
Waste Management, Inc.	35,800	1,941
		549,988
Consumer staples 6.46%
Associated British Foods PLC[1]	1,590,000	66,427
Nestlé SA1	780,000	58,889
Orion Corp.[1]	43,000	44,753
Colgate-Palmolive Co.	632,000	43,823
Kao Corp.[1]	720,000	35,948
Pernod Ricard SA1	218,739	25,812
Shiseido Co., Ltd.[1]	1,260,000	22,387
Alimentation Couche-Tard Inc., Class B	453,000	18,051
British American Tobacco PLC[1]	288,000	14,880
Procter & Gamble Co.	125,000	10,242
Coca-Cola HBC AG (CDI)[1]	444,107	7,972
Seven & i Holdings Co., Ltd.[1]	184,000	7,743
SABMiller PLC[1]	100,000	5,233
PepsiCo, Inc.	50,000	4,781
		366,941
Telecommunication services 2.10%
SoftBank Corp.[1]	1,068,000	62,082
TalkTalk Telecom Group PLC[1]	5,625,000	28,694
BT Group PLC[1]	2,500,000	16,197
TDC A/S1	1,700,000	12,178
		119,151
Energy 2.02%
Oil Search Ltd.[1]	4,986,113	27,321
Royal Dutch Shell PLC, Class B1	480,000	14,912
Royal Dutch Shell PLC, Class B (ADR)	150,000	9,405
EOG Resources, Inc.	220,000	20,172
American Funds Insurance Series — Global Growth Fund — Page 3 of 170

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Enbridge Inc.	396,030	$19,089
Reliance Industries Ltd.[1]	600,000	7,914
Schlumberger Ltd.	65,000	5,423
BG Group PLC[1]	390,000	4,791
China Petroleum & Chemical Corp., Class H1	3,950,000	3,151
Petróleo Brasileiro SA - Petrobras, preferred nominative (ADR)	274,700	1,673
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	133,000	799
		114,650
Materials 1.88%
First Quantum Minerals Ltd.	1,900,000	23,027
Northam Platinum Ltd.[1,2]	5,196,035	19,726
Dow Chemical Co.	355,000	17,033
Glencore PLC[1]	4,000,000	16,840
Rio Tinto PLC[1]	410,000	16,749
FMC Corp.	190,000	10,878
Monsanto Co.	24,800	2,791
		107,044
Utilities 0.46%
ENN Energy Holdings Ltd.[1]	3,294,000	20,195
EDP - Energias de Portugal, SA1	1,624,000	6,082
		26,277
Miscellaneous 0.92%
Other common stocks in initial period of acquisition		52,353
Total common stocks (cost: $3,888,789,000)		5,422,477
Preferred securities 0.04% Financials 0.04%
Fannie Mae, Series S, 8.25% noncumulative[2]	392,584	1,633
Fannie Mae, Series O, 7.00% noncumulative[2]	45,687	366
Total preferred securities (cost: $5,527,000)		1,999
Bonds, notes & other debt instruments 0.33% U.S. Treasury bonds & notes 0.33% U.S. Treasury 0.33%	Principal amount (000)
U.S. Treasury 0.25% 2015	$ 10,600	10,606
U.S. Treasury 0.25% 2015[3]	8,175	8,177
Total bonds, notes & other debt instruments (cost: $18,780,000)		18,783
Short-term securities 4.37%
Fannie Mae 0.08%–0.16% due 5/1/2015–8/17/2015	25,600	25,592
Federal Home Loan Bank 0.07%–0.15% due 5/6/2015–11/3/2015	47,400	47,369
Freddie Mac 0.18%–0.21% due 12/8/2015–1/4/2016	53,800	53,709
Mitsubishi UFJ Trust and Banking Corp. 0.20% due 5/7/2015[4]	46,200	46,191
American Funds Insurance Series — Global Growth Fund — Page 4 of 170

unaudited
Short-term securities	Principal amount (000)	Value (000)
Scotiabank Inc. 0.11% due 4/6/2015[4]	$19,300	$19,300
Sumitomo Mitsui Banking Corp. 0.15%–0.17% due 4/1/2015–6/1/2015[4]	56,300	56,291
Total short-term securities (cost: $248,464,000)		248,452
Total investment securities 100.17% (cost: $4,161,560,000)		5,691,711
Other assets less liabilities (0.17)%		(9,447)
Net assets 100.00%		$5,682,264
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $136,383,000 over the prior 12-month period.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 3/31/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Japanese yen	4/23/2015	JPMorgan Chase	$1,325	¥160,000	$(10)
Japanese yen	4/24/2015	Bank of America, N.A.	$13,163	¥1,575,000	25
Japanese yen	4/27/2015	Bank of America, N.A.	$4,175	¥500,000	5
Japanese yen	4/27/2015	UBS AG	$1,336	¥160,000	1
Japanese yen	4/28/2015	Bank of America, N.A.	$1,323	¥160,000	(11)
Japanese yen	5/19/2015	Bank of New York Mellon	$8,389	¥1,000,000	45
Japanese yen	6/4/2015	Bank of America, N.A.	$81,674	¥9,800,000	(110)
					$(55)
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $2,800,608,000, which represented 49.29% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	A portion of this security was pledged as collateral. The total value of pledged collateral was $667,000, which represented .01% of the net assets of the fund.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $121,782,000, which represented 2.14% of the net assets of the fund.

Key to abbreviations and symbol
ADR = American Depositary Receipts
CDI = CREST Depository Interest
GBP = British pounds
¥ = Japanese yen
American Funds Insurance Series — Global Growth Fund — Page 5 of 170

Global Small Capitalization Fund
Investment portfolio
March 31, 2015
unaudited
Common stocks 91.30% Consumer discretionary 19.75%	Shares	Value (000)
Netflix, Inc.[1]	284,000	$118,340
Lions Gate Entertainment Corp.	2,844,500	96,485
Paddy Power PLC[2]	523,300	44,853
Domino’s Pizza, Inc.	423,300	42,563
Cedar Fair, LP	687,000	39,434
Penske Automotive Group, Inc.	729,000	37,536
zooplus AG, non-registered shares[1,2,3]	357,716	32,757
Melco Crown Entertainment Ltd. (ADR)	1,432,000	30,731
Tele Columbus AG1,2	1,460,000	21,489
John Wiley & Sons, Inc., Class A	329,900	20,170
Brinker International, Inc.	325,000	20,007
Ted Baker PLC[2]	517,162	19,167
Five Below, Inc.[1]	513,000	18,247
Hankook Tire Co., Ltd.[2]	418,940	17,091
Rightmove PLC[2]	361,000	16,027
Entertainment One Ltd.[2]	3,485,300	15,619
Melco International Development Ltd.[2]	8,216,000	13,868
Eros International PLC, Class A1	759,296	13,265
L’Occitane International SA2	4,295,000	12,249
Chow Sang Sang Holdings International Ltd.[2]	5,598,300	12,130
Inchcape PLC[2]	959,300	11,273
Homeinns Hotel Group (ADR)[1]	475,250	11,249
Stella International Holdings Ltd.[2]	4,148,000	9,905
Poundland Group PLC[2]	1,806,064	9,769
NagaCorp Ltd.[2]	14,382,000	9,559
OSIM International Ltd[2]	6,282,000	8,961
Toll Brothers, Inc.[1]	225,000	8,852
Hathway Cable and Datacom Ltd.[1,2,4]	11,750,000	8,383
Mothercare PLC[2]	2,451,000	7,497
China Lodging Group, Ltd. (ADR)[1]	379,000	7,466
Lands’ End, Inc.[1]	200,000	7,176
TravelCenters of America LLC[1]	400,000	6,976
Playmates Toys Ltd.[2]	27,164,000	6,633
Tesla Motors, Inc.[1]	35,000	6,607
Daily Mail and General Trust PLC, Class A, nonvoting[2]	485,000	6,345
Intercontinental Hotels Group PLC[2]	149,530	5,836
PT Multipolar Tbk[2]	77,730,000	5,665
START TODAY Co., Ltd.[2]	200,000	5,272
American Axle & Manufacturing Holdings, Inc.[1]	202,000	5,218
Moncler SpA[2]	255,700	4,286
Resorttrust, Inc.[2]	160,000	4,172
SSI Group, Inc.[1,2]	18,000,000	4,095
Talwalkars Better Value Fitness Ltd.[2]	650,000	3,879
Xiabuxiabu Catering Management (China) Holdings Co., Ltd.[1,2]	6,805,500	3,751
Cie. Plastic Omnium SA2	135,757	3,574
Zhongsheng Group Holdings Ltd.[2]	5,067,500	3,352
American Funds Insurance Series — Global Small Capitalization Fund — Page 6 of 170

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Tuesday Morning Corp.[1]	200,000	$3,220
I.T Limited[2]	9,630,000	3,205
POLYTEC Holding AG, non-registered shares[2]	364,350	3,171
Brunello Cucinelli SpA[2]	178,865	3,147
DO & CO AG, non-registered shares[2]	41,500	3,079
Mood Media Corp.[1]	4,819,000	2,397
Mood Media Corp. (CDI)[1]	1,335,000	664
Parkson Retail Asia Ltd.[2]	6,212,000	2,716
Sitoy Group Holdings Ltd.[2]	4,206,000	2,689
GVC Holdings PLC[2]	374,748	2,644
Tarena International, Inc., Class A (ADR)[1]	252,000	2,452
Cabela’s Inc.[1]	41,500	2,323
Greene King PLC[2]	180,000	2,232
Dick Smith Holdings Ltd.[2]	1,363,670	2,021
Ripley Corp SA	3,750,000	1,808
Kadokawa Dwango Corp.[2]	113,000	1,774
PT Astra Otoparts Tbk[2]	6,173,500	1,699
International Housewares Retail Co. Ltd.[2]	7,067,000	1,586
B2W - Cia. Digital, ordinary nominative[1]	251,400	1,571
Phorm Corp. Ltd.[1,2]	10,260,000	1,351
Sa Sa International Holdings Ltd.[2]	2,548,000	1,246
William Hill PLC[2]	205,200	1,128
Weight Watchers International, Inc.[1]	125,000	874
China Zenix Auto International Ltd. (ADR)[1]	428,500	510
Global Mediacom Tbk PT2	3,025,000	404
Mulberry Group PLC[2]	10,355	131
Five Star Travel Corp.[1,2,4]	219,739	47
Ten Alps PLC[1,2]	2,600,000	26
		867,894
Health care 19.22%
Synageva BioPharma Corp.[1]	1,361,000	132,738
bluebird bio, Inc.[1]	1,077,659	130,149
Endo International PLC[1]	798,824	71,655
BioMarin Pharmaceutical Inc.[1]	466,800	58,173
Illumina, Inc.[1]	288,800	53,613
Ultragenyx Pharmaceutical Inc.[1]	836,206	51,920
athenahealth, Inc.[1]	396,600	47,350
Myriad Genetics, Inc.[1]	1,274,898	45,131
Hikma Pharmaceuticals PLC[2]	1,424,000	44,861
GW Pharmaceuticals PLC (ADR)[1]	358,950	32,711
Kite Pharma, Inc.[1,5]	343,739	19,827
Kite Pharma, Inc.[1]	168,000	9,690
Novadaq Technologies Inc.[1]	1,505,700	24,453
Ocular Therapeutix, Inc.[1]	377,500	15,849
Lijun International Pharmaceutical (Holding) Co., Ltd.[2]	34,730,000	15,161
Fisher & Paykel Healthcare Corp. Ltd.[2]	2,151,385	10,565
NuVasive, Inc.[1]	185,000	8,508
Insulet Corp.[1]	255,033	8,505
Teleflex Inc.	60,200	7,274
Team Health Holdings, Inc.[1]	122,500	7,167
Orexigen Therapeutics, Inc.[1]	827,400	6,479
Genomma Lab Internacional, SAB de CV, Series B1	5,400,000	5,116
Mauna Kea Technologies SA1,2,3	881,400	4,701
CONMED Corp.	93,000	4,696
American Funds Insurance Series — Global Small Capitalization Fund — Page 7 of 170

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Glenmark Pharmaceuticals Ltd.[2]	372,345	$4,689
Hologic, Inc.[1]	140,000	4,624
PT Siloam International Hospitals Tbk[1,2]	3,376,200	3,460
Circassia Pharmaceuticals PLC[1,2]	815,000	3,383
Pharmstandard OJSC (GDR)[1,2]	706,865	2,964
OTCPharm PJSC[1,2]	706,865	2,204
Lifco AB, Class B1,2	115,385	2,033
EOS imaging SA1,2	380,000	1,969
CYBERDYNE Inc.[1,2]	64,400	1,681
GI Dynamics, Inc. (CDI)[1,2]	12,820,000	1,325
QRxPharma Ltd.[1,2]	4,129,927	47
		844,671
Information technology 15.11%
Qorvo, Inc.[1]	1,783,038	142,108
Palo Alto Networks, Inc.[1]	523,200	76,429
AAC Technologies Holdings Inc.[2]	11,213,100	68,987
Semiconductor Manufacturing International Corp.[1,2]	358,447,500	34,495
Topcon Corp.[2]	1,260,510	30,927
Kakaku.com, Inc.[2]	1,605,000	26,623
Hamamatsu Photonics KK2	780,600	23,626
Cognex Corp.	290,000	14,381
YY Inc., Class A (ADR)[1]	262,000	14,293
Cray Inc.[1]	469,700	13,189
National Instruments Corp.	390,900	12,524
Zoopla Property Group PLC[2]	4,275,620	11,462
Spectris PLC[2]	340,000	10,890
Cypress Semiconductor Corp.[1]	745,000	10,512
RIB Software AG2	699,167	9,832
Goldpac Group Ltd.[2]	16,280,000	9,599
Silicon Laboratories Inc.[1]	170,000	8,631
Delta Electronics (Thailand) PCL[2]	3,667,800	8,480
Atmel Corp.	997,980	8,213
VTech Holdings Ltd.[2]	570,000	8,123
Suprema Inc.[2]	310,000	7,737
Inphi Corp.[1]	426,000	7,596
Halma PLC[2]	682,500	7,068
Veeco Instruments Inc.[1]	224,922	6,871
Auto Trader Group plc[1,2]	1,650,700	6,165
Knowles Corp.[1]	300,000	5,781
FireEye, Inc.[1]	146,200	5,738
JDS Uniphase Corp.[1]	410,600	5,387
CDW Corp.	140,000	5,214
Semtech Corp.[1]	191,000	5,089
Domino Printing Sciences PLC[2]	365,000	5,060
Jay Mart PCL[2]	15,621,250	5,038
Finisar Corp.[1]	233,000	4,972
Persistent Systems Ltd.[2]	398,829	4,551
ON Semiconductor Corp.[1]	370,000	4,481
SciQuest, Inc.[1]	262,744	4,448
Ixia[1]	340,000	4,124
Alten SA, non-registered shares[2]	85,500	3,927
Zebra Technologies Corp., Class A1	42,900	3,892
Taiyo Yuden Co., Ltd.[2]	240,000	3,500
iDreamSky Technology Ltd., Class A (ADR)[1]	429,000	3,042
American Funds Insurance Series — Global Small Capitalization Fund — Page 8 of 170

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
M/A-COM Technology Solutions Holdings, Inc.[1]	78,415	$2,922
Tangoe, Inc.[1]	185,975	2,566
QIWI PLC, Class B (ADR)	92,500	2,222
Pandora Media, Inc.[1]	135,000	2,188
Remark Media, Inc.[1]	250,952	1,077
		663,980
Industrials 12.06%
International Container Terminal Services, Inc.[2]	27,060,000	65,062
AA PLC[1,2]	6,770,800	40,395
Moog Inc., Class A1	432,100	32,429
ITT Corp.	801,000	31,968
JVM Co., Ltd.[1,2,3]	411,500	23,921
Intertek Group PLC[2]	463,800	17,171
Northgate PLC[2]	1,838,270	16,117
Carborundum Universal Ltd.[2]	5,090,000	15,502
MonotaRO Co., Ltd.[2]	390,700	14,185
J. Kumar Infraprojects Ltd.[2]	1,300,000	14,172
Alliance Global Group, Inc.[2]	23,370,000	13,839
Wizz Air Holdings PLC[1,2]	667,301	13,749
Clean Harbors, Inc.[1]	232,800	13,218
AKR Corporindo Tbk PT2	32,680,000	12,798
PARK24 Co., Ltd.[2]	621,600	12,732
Orbital ATK, Inc.	157,150	12,042
BTS Rail Mass Transit Growth Infrastructure Fund[2]	35,979,200	11,500
Amara Raja Batteries Ltd.[2]	810,712	10,783
Gujarat Pipavav Port Ltd.[1,2]	2,525,000	9,757
Waste Connections, Inc.	194,600	9,368
NORMA Group SE, non-registered shares[2]	180,718	9,106
Summit Ascent Holdings Ltd.[1,2]	16,730,000	8,920
Generac Holdings Inc.[1]	180,700	8,798
Johnson Electric Holdings Ltd.[2]	2,378,000	8,380
BELIMO Holding AG2	3,450	7,486
Boer Power Holdings Ltd.[2]	4,687,000	6,980
Bossard Holding AG2	55,562	6,594
PayPoint PLC[2]	520,000	6,315
Geberit AG2	16,500	6,194
KEYW Holding Corp.[1]	750,000	6,173
CIMC Enric Holdings Ltd.[2]	5,016,000	4,876
Unique Engineering and Construction PCL[2]	11,298,000	4,789
CJ Korea Express Co., Ltd.[1,2]	24,500	4,299
INDUS Holding AG2	83,000	4,137
Okabe Co., Ltd.[2]	386,000	3,568
Rotork PLC[2]	90,000	3,296
Advisory Board Co.[1]	60,700	3,234
Landstar System, Inc.	46,600	3,090
China Shipping Container Lines Co., Ltd., Class H1,2	8,865,000	2,809
Frigoglass SAIC[1,2]	1,626,030	2,762
Pfeiffer Vacuum Technology AG, non-registered shares[2]	32,000	2,724
Orient Overseas (International) Ltd.[2]	438,000	2,675
CAE Inc.	203,000	2,369
Chart Industries, Inc.[1]	64,900	2,276
Shun Tak Holdings Ltd.[2]	4,714,000	2,275
Pegasus Hava Tasimaciligi AS1,2	236,000	2,197
Mills Estruturas e Serviços de Engenharia SA, ordinary nominative	870,200	2,162
American Funds Insurance Series — Global Small Capitalization Fund — Page 9 of 170

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
COSCO Pacific Ltd.[2]	1,500,000	$1,968
Avianca Holdings SA, preferred, restricted-voting (ADR)	166,600	1,886
TD Power Systems Ltd.[2]	304,169	1,744
ALS Ltd.[2]	430,000	1,614
Rheinmetall AG2	29,000	1,403
Cebu Air, Inc.[2]	637,980	1,212
Globaltrans Investment PLC (GDR)[2]	164,130	743
		529,762
Financials 7.34%
ING Vysya Bank Ltd.[2]	2,263,954	33,832
Kemper Corp.	595,000	23,181
Old Republic International Corp.	1,450,000	21,663
Avanza Bank Holding AB2	602,547	21,023
SVB Financial Group[1]	160,700	20,415
K. Wah International Holdings Ltd.[2]	39,420,410	19,451
Haversham Holdings PLC[1,2]	8,130,000	19,296
Chailease Holding Co. Ltd.[2]	6,622,000	16,482
Shriram Transport Finance Co. Ltd.[2]	919,257	16,357
WHA Corp. PCL, foreign[2]	13,457,045	13,012
Land and Houses PCL, nonvoting depository receipt[2]	40,120,000	11,983
Grupo Financiero Galicia SA, Class B (ADR)	460,000	10,649
Altisource Residential Corp.	451,407	9,416
Starwood Property Trust, Inc.	360,000	8,748
Tune Ins Holdings Bhd.[2]	13,112,000	7,078
EFG International AG2	562,925	6,938
Endurance Specialty Holdings Ltd.	110,000	6,725
LSL Property Services PLC[2]	1,190,000	5,975
Signature Bank[1]	42,000	5,442
Bank of Ireland[1,2]	14,099,515	5,336
City Union Bank Ltd.[2]	3,405,000	5,271
Mahindra Lifespace Developers Ltd.[2]	681,356	5,129
Golden Wheel Tiandi Holdings Co. Ltd.[2]	50,254,000	4,797
Texas Capital Bancshares, Inc.[1]	91,600	4,456
Cathay General Bancorp, Inc.	155,000	4,410
BankUnited, Inc.	82,000	2,685
Lai Sun Development Co. Ltd.[2]	119,666,666	2,657
Premium Leisure Corp.[2]	80,900,000	2,637
Numis Corp. PLC[2]	633,302	2,232
Inversiones La Construcción SA	157,000	1,838
Altisource Asset Management Corp.[1]	9,620	1,781
National Bank of Pakistan[2]	3,370,000	1,706
Bao Viet Holdings[2]	7	—
		322,601
Materials 3.92%
PolyOne Corp.	720,168	26,898
AptarGroup, Inc.	283,300	17,995
OM Group, Inc.	505,000	15,165
Yingde Gases Group Co. Ltd.[2]	16,410,000	12,239
Lundin Mining Corp.[1]	2,525,000	10,187
Time Technoplast Ltd.[2,3]	11,888,000	9,243
FUCHS PETROLUB SE2	246,000	8,858
United States Steel Corp.	300,000	7,320
CPMC Holdings Ltd.[2]	12,800,000	6,732
American Funds Insurance Series — Global Small Capitalization Fund — Page 10 of 170

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Sirius Minerals Plc[1,2]	50,155,210	$6,565
Silgan Holdings Inc.	109,000	6,336
Lenzing AG2	82,000	5,517
Stillwater Mining Co.[1]	350,000	4,522
HudBay Minerals Inc.	550,000	4,499
Arkema SA2	56,300	4,444
Synthomer PLC[2]	900,000	4,102
Buzzi Unicem SPA[2]	220,000	3,295
Kenmare Resources PLC[1,2]	54,706,150	2,959
Mayr-Melnhof Karton AG, non-registered shares[2]	27,300	2,818
Greatview Aseptic Packaging Co. Ltd.[2]	5,000,000	2,596
Sylvania Platinum Ltd. (CDI)[1,2,3]	15,000,000	2,198
Nampak Ltd.[2]	582,849	1,952
Hummingbird Resources PLC[1,2]	3,475,000	1,598
Huntsman Corp.	68,600	1,521
Marrone Bio Innovations, Inc.[1]	208,600	807
Rusoro Mining Ltd.[1]	25,530,432	806
Yip’s Chemical Holdings Ltd.[2]	1,064,000	599
Sundance Resources Ltd.[1,2]	19,500,000	310
Orsu Metals Corp.[1]	588,231	9
African Minerals Ltd.[1,2]	3,987,000	—
Indochine Mining Ltd.[1,2,3]	73,199,466	—
		172,090
Energy 3.43%
InterOil Corp.[1]	1,184,235	54,641
Oasis Petroleum Inc.[1]	1,239,100	17,620
Ophir Energy PLC[1,2]	7,981,562	15,912
Amerisur Resources PLC[1,2]	27,117,360	12,054
Veresen Inc.	858,000	11,299
Victoria Oil & Gas PLC[1,2,3]	6,966,560	7,074
Exillon Energy PLC[1,2]	3,546,000	6,833
Lekoil Ltd. (CDI)[1,2]	16,491,600	5,745
Circle Oil PLC[1,2]	22,687,000	3,324
Genel Energy PLC[1,2]	400,600	2,794
TGS-NOPEC Geophysical Co. ASA[2]	117,000	2,597
Memorial Resource Development Corp.[1]	135,313	2,400
C&J Energy Services, Ltd.[1]	152,000	1,692
Canadian Overseas Petroleum Ltd.[1,3]	19,225,000	1,214
Canadian Overseas Petroleum Ltd. (GBP denominated)[1,2,3]	6,050,000	359
Providence Resources PLC[1,2]	2,490,250	1,043
Tethys Petroleum Ltd.[1]	8,112,100	833
Tethys Petroleum Ltd. (GBP denominated)[1,2]	1,963,450	185
International Petroleum Ltd.[1,2]	54,894,353	932
Range Resources Ltd.[1,2]	67,000,000	636
Borders & Southern Petroleum PLC[1,2]	7,028,100	585
Cairn Energy PLC[1,2]	185,233	429
BNK Petroleum Inc.[1]	756,920	335
African Petroleum Corp. Ltd.[1,2]	3,363,637	142
Esrey Energy Ltd.[1]	825,000	62
Wildhorse Energy Ltd.[1,2]	540,900	25
Wildhorse Energy Ltd. (CDI)[1,2]	240,859	12
		150,777
American Funds Insurance Series — Global Small Capitalization Fund — Page 11 of 170

unaudited
Common stocks Consumer staples 3.23%	Shares	Value (000)
Puregold Price Club, Inc.[2]	37,418,000	$34,749
COSMOS Pharmaceutical Corp.[2]	124,500	19,476
Hypermarcas SA, ordinary nominative[1]	2,253,800	13,912
Petra Foods Ltd.[2]	4,800,000	13,344
Super Group Ltd.[2]	11,464,000	12,441
PZ Cussons PLC[2]	2,105,000	10,632
Sprouts Farmers Market, Inc.[1]	204,926	7,219
Sundrug Co., Ltd.[2]	97,500	5,070
Treasury Wine Estates Ltd.[2]	1,245,400	4,840
Kernel Holding SA1,2	493,041	4,797
Del Monte Pacific Ltd.[2]	12,686,223	3,260
Stock Spirits Group PLC[2]	1,053,100	3,229
Coca-Cola Icecek AS, Class C2	191,100	3,226
O’Key Group SA (GDR)[2]	524,700	1,949
Lenta Ltd. (GDR)[1,2]	240,000	1,860
Convenience Retail Asia Ltd.[2]	2,850,000	1,801
		141,805
Utilities 2.00%
ENN Energy Holdings Ltd.[2]	9,515,700	58,339
Glow Energy PCL[2]	3,930,000	10,349
CT Environmental Group Ltd.[2]	5,986,000	6,447
Ratchaburi Electricity Generating Holding PCL[2]	2,300,000	4,328
Greenko Group PLC[1,2]	2,280,000	3,518
Energy World Corp. Ltd.[1,2]	10,560,000	3,080
Mytrah Energy Ltd.[1,2]	1,700,000	1,652
		87,713
Telecommunication services 0.23%
Telephone and Data Systems, Inc.	178,497	4,445
Total Access Communication PCL[2]	1,602,200	4,035
Hutchison Telecommunications Hong Kong Holdings Ltd.[2]	3,200,000	1,482
		9,962
Miscellaneous 5.01%
Other common stocks in initial period of acquisition		220,391
Total common stocks (cost: $2,958,639,000)		4,011,646
Rights & warrants 0.01% Energy 0.00%
Canadian Overseas Petroleum Ltd., warrants, expire 2017[1,2,3]	2,555,000	131
Range Resources Ltd., warrants, expire 2016[1,2]	33,500,000	10
		141
Materials 0.00%
Sirius Minerals Plc, warrants, expire 2015[1,2]	10,000,000	22
Miscellaneous 0.01%
Other rights & warrants in initial period of acquisition		287
Total rights & warrants (cost: $280,000)		450
American Funds Insurance Series — Global Small Capitalization Fund — Page 12 of 170

unaudited
Convertible stocks 0.15% Health care 0.15%	Shares	Value (000)
Stem CentRx, Inc., Series F-1, convertible preferred[2,5]	274,000	$6,481
Total convertible stocks (cost: $3,307,000)		6,481
Bonds, notes & other debt instruments 0.10% U.S. Treasury bonds & notes 0.10% U.S. Treasury 0.10%	Principal amount (000)
U.S. Treasury 0.25% 2015	$ 4,300	4,301
Total bonds, notes & other debt instruments (cost: $4,300,000)		4,301
Short-term securities 9.03%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.16%–0.24% due 4/6/2015–6/22/2015	37,700	37,694
Electricité de France 0.18% due 6/4/2015[4]	21,000	20,993
Fannie Mae 0.07% due 7/6/2015	75,000	74,990
Federal Home Loan Bank 0.12% due 5/15/2015	5,210	5,210
Freddie Mac 0.10% due 5/22/2015	19,700	19,699
General Electric Co. 0.08% due 4/1/2015	17,900	17,900
KfW 0.15% due 5/22/2015[4]	35,400	35,396
Mitsubishi UFJ Trust and Banking Corp. 0.24% due 6/18/2015[4]	43,600	43,577
Mizuho Bank, Ltd. 0.27% due 6/15/2015	49,700	49,700
Nordea Bank AB 0.18%–0.23% due 5/19/2015–6/25/2015[4]	34,800	34,788
Old Line Funding, LLC 0.22% due 6/18/2015[4]	16,400	16,393
Sumitomo Mitsui Banking Corp. 0.18% due 4/24/2015[4]	19,400	19,398
Svenska Handelsbanken Inc. 0.18% due 6/3/2015[4]	21,300	21,293
Total short-term securities (cost: $397,020,000)		397,031
Total investment securities 100.59% (cost: $3,363,546,000)		4,419,909
Other assets less liabilities (0.59)%		(26,135)
Net assets 100.00%		$4,393,774
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — Global Small Capitalization Fund — Page 13 of 170

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $12,614,000 over the prior 12-month period.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 3/31/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	4/23/2015	Barclays Bank PLC	$761	A$1,000	$—[6]
Australian dollars	5/28/2015	UBS AG	$759	A$1,000	—[6]
British pounds	4/23/2015	HSBC Bank	$3,521	£2,390	(24)
Canadian dollars	4/13/2015	Bank of America, N.A.	$844	C$1,003	52
Euros	4/15/2015	HSBC Bank	$2,636	€2,395	60
Japanese yen	4/9/2015	UBS AG	$5,047	¥600,000	44
Japanese yen	4/14/2015	UBS AG	$5,371	¥652,000	(66)
					$66
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended March 31, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 3/31/2015 (000)
zooplus AG, non-registered shares[1,2]	357,716	—	—	357,716	$—	$32,757
JVM Co., Ltd.[1,2]	411,500	—	—	411,500	—	23,921
Time Technoplast Ltd.[2]	11,888,000	—	—	11,888,000	—	9,243
Victoria Oil & Gas PLC[1,2]	6,966,560	—	—	6,966,560	—	7,074
Mauna Kea Technologies SA1,2	881,400	—	—	881,400	—	4,701
Sylvania Platinum Ltd. (CDI)[1,2]	15,000,000	—	—	15,000,000	—	2,198
Canadian Overseas Petroleum Ltd.[1]	19,225,000	—	—	19,225,000	—	1,214
Canadian Overseas Petroleum Ltd. (GBP denominated)[1,2]	6,050,000	—	—	6,050,000	—	359
Canadian Overseas Petroleum Ltd., warrants, expire 2017[1,2]	2,555,000	—	—	2,555,000	—	131
Indochine Mining Ltd.[1,2]	73,199,466	—	—	73,199,466	—	—[6]
Airesis SA1,7	3,231,392	—	3,231,392	—	—	—
Wildhorse Energy Ltd.[1,2,7]	540,900	—	—	540,900	—	—
Wildhorse Energy Ltd. (CDI)[1,2,7]	240,859	—	—	240,859	—	—
Wildhorse Energy Ltd., rights, expire 2015[2,7]	2,704,500	—	2,704,500	—	—	—
Wildhorse Energy Ltd., rights, expire 2015 (GBP denominated)[2,7]	1,204,295	—	1,204,295	—	—	—
					$—	$81,598
American Funds Insurance Series — Global Small Capitalization Fund — Page 14 of 170

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $1,727,895,000, which represented 39.33% of the net assets of the fund. This amount includes $1,709,547,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $200,268,000, which represented 4.56% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	Amount less than one thousand.
[7]	Unaffiliated issuer at 3/31/2015.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Kite Pharma, Inc.	4/24/2014-6/24/2014	$5,259	$19,827.45%
Stem CentRx, Inc., Series F-1, convertible preferred	6/10/2014	3,307	6,481.15
Total private placement securities		$8,566	$26,308.60%

Key to abbreviations and symbols
ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
A$ = Australian dollars
C$ = Canadian dollars
€ = Euros
GBP/£ = British pounds
¥ = Japanese yen
American Funds Insurance Series — Global Small Capitalization Fund — Page 15 of 170

Growth Fund
Investment portfolio
March 31, 2015
unaudited
Common stocks 96.69% Information technology 19.75%	Shares	Value (000)
ASML Holding NV (New York registered)	3,444,016	$347,949
ASML Holding NV1	1,808,186	184,243
Microsoft Corp.	12,990,000	528,108
Google Inc., Class C2	511,000	280,028
Google Inc., Class A2	249,000	138,120
Apple Inc.	2,500,000	311,075
LinkedIn Corp., Class A2	1,235,000	308,577
Facebook, Inc., Class A2	3,632,685	298,661
Visa Inc., Class A	4,332,000	283,356
salesforce.com, inc.[2]	3,775,100	252,214
Avago Technologies Ltd.	1,816,000	230,596
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	44,098,000	204,585
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	869,592	20,418
Nintendo Co., Ltd.[1]	1,114,960	164,085
Hexagon AB, Class B1	3,152,551	112,112
Dolby Laboratories, Inc., Class A	2,166,221	82,663
Autodesk, Inc.[2]	1,365,000	80,044
Twitter, Inc.[2]	1,500,000	75,120
Adobe Systems Inc.[2]	1,000,000	73,940
Trimble Navigation Ltd.[2]	2,565,500	64,651
Amphenol Corp., Class A	1,015,000	59,814
Finisar Corp.[2]	2,554,000	54,502
MercadoLibre, Inc.	440,000	53,909
Intuit Inc.	545,000	52,843
Murata Manufacturing Co., Ltd.[1]	380,000	52,353
eBay Inc.[2]	907,000	52,316
Cognizant Technology Solutions Corp., Class A2	588,000	36,685
TE Connectivity Ltd.	420,000	30,080
Wirecard AG1	652,971	27,635
Marvell Technology Group Ltd.	1,553,402	22,835
Texas Instruments Inc.	385,000	22,016
Demandware, Inc.[2]	330,000	20,097
NetSuite Inc.[2]	185,000	17,161
		4,542,791
Health care 19.04%
Incyte Corp.[2]	5,340,000	489,464
Regeneron Pharmaceuticals, Inc.[2]	958,500	432,744
Express Scripts Holding Co.[2]	4,848,208	420,679
UnitedHealth Group Inc.	3,510,000	415,198
Centene Corp.[2]	4,577,000	323,548
Vertex Pharmaceuticals Inc.[2]	2,654,000	313,092
Hologic, Inc.[2]	7,913,000	261,327
Biogen Inc.[2]	442,500	186,841
Humana Inc.	993,200	176,809
Merck & Co., Inc.	2,197,300	126,301
American Funds Insurance Series — Growth Fund — Page 16 of 170

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Myriad Genetics, Inc.[2]	3,480,000	$123,192
Agios Pharmaceuticals, Inc.[2]	1,289,120	121,564
Gilead Sciences, Inc.[2]	1,070,000	104,999
Baxter International Inc.	1,397,119	95,703
Thermo Fisher Scientific Inc.	690,000	92,695
Intuitive Surgical, Inc.[2]	155,800	78,684
Intercept Pharmaceuticals, Inc.[2]	230,000	64,865
PerkinElmer, Inc.	1,195,000	61,112
Grifols, SA, Class B (ADR)	1,741,900	57,152
Abbott Laboratories	1,157,200	53,613
bluebird bio, Inc.[2]	428,000	51,689
Boston Scientific Corp.[2]	2,816,200	49,987
Quintiles Transnational Holdings Inc.[2]	740,000	49,558
Novartis AG1	470,000	46,478
Alnylam Pharmaceuticals, Inc.[2]	440,000	45,945
HeartWare International, Inc.[2]	412,824	36,234
Pharmacyclics, Inc.[2]	100,799	25,799
Novo Nordisk A/S, Class B1	470,000	25,148
Bristol-Myers Squibb Co.	356,700	23,007
Theravance, Inc.	1,300,000	20,436
InnovaCare Inc.[1,2,3]	2,843,000	6,397
		4,380,260
Consumer discretionary 17.99%
Amazon.com, Inc.[2]	2,586,216	962,331
Home Depot, Inc.	6,270,000	712,335
Comcast Corp., Class A	9,170,000	517,830
Twenty-First Century Fox, Inc., Class A	9,540,000	322,834
Johnson Controls, Inc.	3,099,100	156,319
Tiffany & Co.	1,689,000	148,649
NIKE, Inc., Class B	1,340,000	134,442
MGM Resorts International[2]	6,018,800	126,575
Starbucks Corp.	1,255,000	118,848
Lowe’s Companies, Inc.	1,496,000	111,287
CBS Corp., Class B	1,645,000	99,736
Luxottica Group SpA[1]	1,538,859	97,699
Charter Communications, Inc., Class A2	500,000	96,555
Walt Disney Co.	750,000	78,667
L’Occitane International SA1	23,700,000	67,593
Expedia, Inc.	693,000	65,232
Toyota Motor Corp.[1]	765,000	53,391
Netflix, Inc.[2]	115,000	47,919
Tesla Motors, Inc.[2]	208,000	39,264
Ralph Lauren Corp., Class A	273,000	35,900
Domino’s Pizza, Inc.	275,000	27,651
Sturm, Ruger & Co., Inc.	525,900	26,100
Chipotle Mexican Grill, Inc.[2]	38,500	25,046
Wynn Resorts, Ltd.	184,132	23,179
Markit Ltd.[2]	749,839	20,171
Carnival Corp., units	290,000	13,874
Wynn Macau, Ltd.[1]	4,049,600	8,714
		4,138,141
American Funds Insurance Series — Growth Fund — Page 17 of 170

unaudited
Common stocks Financials 12.58%	Shares	Value (000)
Wells Fargo & Co.	10,751,096	$584,860
Berkshire Hathaway Inc., Class A2	1,630	354,525
Berkshire Hathaway Inc., Class B2	363,734	52,494
American Express Co.	2,730,000	213,268
Capital One Financial Corp.	2,580,000	203,356
Legal & General Group PLC[1]	45,158,246	186,403
Onex Corp.	2,519,000	146,281
American International Group, Inc.	2,333,300	127,842
JPMorgan Chase & Co.	2,053,720	124,414
American Tower Corp.	1,195,000	112,509
Arch Capital Group Ltd.[2]	1,800,000	110,880
Goldman Sachs Group, Inc.	434,400	81,654
ACE Ltd.	707,366	78,864
CME Group Inc., Class A	771,300	73,050
Leucadia National Corp.	2,589,740	57,725
Financial Engines, Inc.	1,365,000	57,098
FCB Financial Holdings, Inc., Class A2,4	1,890,000	51,729
PNC Financial Services Group, Inc.	523,600	48,820
Umpqua Holdings Corp.	2,041,280	35,069
Bank of America Corp.	2,140,000	32,935
MB Financial, Inc.	1,010,000	31,623
Legg Mason Partners Equity Fund	565,000	31,188
First Republic Bank	495,000	28,260
W. R. Berkley Corp.	550,000	27,780
Crown Castle International Corp.	265,000	21,873
Charles Schwab Corp.	590,000	17,960
		2,892,460
Industrials 9.75%
Boeing Co.	2,250,000	337,680
American Airlines Group Inc.	5,600,000	295,568
Oshkosh Corp.[4]	4,947,000	241,364
United Continental Holdings, Inc.[2]	3,200,700	215,247
Rockwell Collins, Inc.	1,775,000	171,376
Union Pacific Corp.	1,500,000	162,465
MTU Aero Engines AG1	1,108,696	108,868
Grafton Group PLC, units[1]	7,866,000	94,524
Meggitt PLC[1]	10,934,373	88,836
Cummins Inc.	515,000	71,400
Fastenal Co.	1,695,000	70,232
Robert Half International Inc.	1,100,000	66,572
General Dynamics Corp.	395,000	53,613
Stericycle, Inc.[2]	375,000	52,661
Norfolk Southern Corp.	478,809	49,279
Precision Castparts Corp.	190,000	39,900
Caterpillar Inc.	490,000	39,215
TransDigm Group Inc.	150,000	32,808
Airbus Group NV, non-registered shares[1]	485,534	31,550
Masco Corp.	722,000	19,278
		2,242,436
Consumer staples 8.00%
Costco Wholesale Corp.	2,580,000	390,857
Philip Morris International Inc.	3,280,000	247,082
Coca-Cola Co.	4,670,000	189,368
American Funds Insurance Series — Growth Fund — Page 18 of 170

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Kerry Group PLC, Class A1	2,000,000	$134,330
Kraft Foods Group, Inc.	1,500,000	130,673
Kroger Co.	1,700,000	130,322
Nu Skin Enterprises, Inc., Class A	2,000,000	120,420
CVS Health Corp.	1,090,000	112,499
Sprouts Farmers Market, Inc.[2]	2,530,000	89,132
Walgreens Boots Alliance, Inc.	875,000	74,095
Herbalife Ltd.	1,704,594	72,888
Glanbia PLC[1]	3,314,077	61,513
Diageo PLC[1]	1,724,726	47,556
TreeHouse Foods, Inc.[2]	472,766	40,195
		1,840,930
Energy 7.15%
Noble Energy, Inc.	5,038,000	246,358
Concho Resources Inc.[2]	2,065,000	239,375
Pioneer Natural Resources Co.	1,049,000	171,522
Suncor Energy Inc.	5,502,090	160,777
Weatherford International PLC[2]	10,915,007	134,255
Plains GP Holdings, LP, Class A	3,471,872	98,497
Chevron Corp.	758,700	79,648
Schlumberger Ltd.	900,000	75,096
Core Laboratories NV	561,198	58,640
EOG Resources, Inc.	572,400	52,484
Peyto Exploration & Development Corp.	1,870,000	50,140
Royal Dutch Shell PLC, Class B (ADR)	760,100	47,658
Murphy Oil Corp.	956,000	44,550
FMC Technologies, Inc.[2]	1,035,000	38,305
Cobalt International Energy, Inc.[2]	3,215,000	30,253
Paramount Resources Ltd.[2]	1,170,000	28,822
Cimarex Energy Co.	250,000	28,773
Enbridge Inc.	570,712	27,509
Tourmaline Oil Corp.[2]	547,000	16,554
Oil States International, Inc.[2]	260,000	10,340
Laricina Energy Ltd.[1,2,5]	1,403,000	3,323
Chesapeake Energy Corp.	58,911	834
		1,643,713
Materials 1.37%
Potash Corp. of Saskatchewan Inc.	4,000,000	129,000
E.I. du Pont de Nemours and Co.	900,000	64,323
HudBay Minerals Inc.	5,617,200	45,947
Mosaic Co.	660,000	30,400
Dow Chemical Co.	475,000	22,790
FMC Corp.	397,400	22,751
		315,211
Telecommunication services 0.26%
Orange SA1	1,589,000	25,565
T-Mobile US, Inc.[2]	650,000	20,598
Vodafone Group PLC[1]	4,300,000	14,053
		60,216
American Funds Insurance Series — Growth Fund — Page 19 of 170

unaudited
Common stocks Utilities 0.15%	Shares	Value (000)
Exelon Corp.	1,025,000	$34,450
KGen Power Corp.[1,2,4,5]	3,166,128	918
		35,368
Miscellaneous 0.65%
Other common stocks in initial period of acquisition		148,656
Total common stocks (cost: $14,423,436,000)		22,240,182
Preferred securities 0.00% Financials 0.00%
Fannie Mae, Series S, 8.25% noncumulative[2]	89,177	371
Fannie Mae, Series O, 7.00% noncumulative[2]	10,383	83
Total preferred securities (cost: $1,256,000)		454
Rights & warrants 0.07% Energy 0.07%
Kinder Morgan, Inc., warrants, expire 2017[2]	4,088,400	16,763
Total rights & warrants (cost: $17,736,000)		16,763
Short-term securities 3.87%	Principal amount (000)
CAFCO, LLC 0.30% due 9/9/2015	$11,200	11,185
Chariot Funding, LLC 0.17%–0.20% due 4/27/2015–4/29/2015[3]	54,000	53,992
Chevron Corp. 0.12% due 4/1/2015[3]	27,300	27,300
Coca-Cola Co. 0.25% due 7/13/2015[3]	55,000	54,983
Emerson Electric Co. 0.11% due 5/27/2015[3]	22,000	21,996
ExxonMobil Corp. 0.11%–0.12% due 4/13/2015–6/12/2015	65,500	65,486
Fannie Mae 0.07%–0.13% due 4/6/2015–9/2/2015	71,200	71,181
Federal Farm Credit Banks 0.08%–0.10% due 5/20/2015–7/28/2015	55,000	54,990
Federal Home Loan Bank 0.10%–0.17% due 5/6/2015–8/19/2015	182,300	182,256
Freddie Mac 0.10%–0.11% due 4/14/2015–8/17/2015	83,800	83,771
General Electric Capital Corp. 0.16% due 7/23/2015	50,000	49,970
Jupiter Securitization Co., LLC 0.21% due 5/26/2015[3]	25,000	24,992
Kimberly-Clark Corp. 0.09% due 4/7/2015[3]	27,700	27,699
National Rural Utilities Cooperative Finance Corp. 0.11% due 4/20/2015	27,000	26,998
PepsiCo Inc. 0.09% due 5/20/2015[3]	15,000	14,998
Procter & Gamble Co. 0.10% due 6/15/2015[3]	71,100	71,086
United Technologies Corp. 0.12% due 5/26/2015[3]	15,400	15,395
Walt Disney Co. 0.09% due 5/12/2015[3]	33,080	33,077
Total short-term securities (cost: $891,293,000)		891,355
Total investment securities 100.63% (cost: $15,333,721,000)		23,148,754
Other assets less liabilities (0.63)%		(145,546)
Net assets 100.00%		$23,003,208
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — Growth Fund — Page 20 of 170

unaudited
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended March 31, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 3/31/2015 (000)
Oshkosh Corp.	4,947,000	—	—	4,947,000	$841	$241,364
FCB Financial Holdings, Inc., Class A2	1,890,000	—	—	1,890,000	—	51,729
KGen Power Corp.[1,2,5]	3,166,128	—	—	3,166,128	—	918
					$841	$294,011
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $1,859,968,000, which represented 8.09% of the net assets of the fund. This amount includes $1,849,330,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $351,915,000, which represented 1.53% of the net assets of the fund.
[4]	Represents an affiliated company as defined under the Investment Company Act of 1940
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Laricina Energy Ltd.	6/21/2011	$61,323	$3,323.02%
KGen Power Corp.	12/19/2006-7/1/2014	1,203	918.00
Total private placement securities		$62,526	$4,241.02%

Key to abbreviation
ADR = American Depositary Receipts
American Funds Insurance Series — Growth Fund — Page 21 of 170

International Fund
Investment portfolio
March 31, 2015
unaudited
Common stocks 92.27% Financials 18.15%	Shares	Value (000)
AIA Group Ltd.[1]	32,278,700	$202,307
Axis Bank Ltd.[1]	18,412,197	165,147
Barclays PLC[1]	33,781,875	121,216
Prudential PLC[1]	4,688,265	116,082
HDFC Bank Ltd.[1]	5,617,808	107,485
Credit Suisse Group AG1	2,456,339	66,129
BNP Paribas SA1	966,046	58,753
Sun Hung Kai Properties Ltd.[1]	3,654,083	56,253
Commerzbank AG, non-registered shares[1,2]	3,969,872	54,736
Housing Development Finance Corp. Ltd.[1]	1,990,000	41,826
UniCredit SpA[1]	5,933,241	40,244
Henderson Land Development Co. Ltd.[1]	4,646,450	32,590
CK Hutchison Holdings Ltd.[1]	1,450,000	29,664
UBS Group AG1	1,563,651	29,346
ICICI Bank Ltd.[1]	5,810,450	29,272
Sberbank of Russia (ADR)[1]	6,554,000	28,764
HSBC Holdings PLC (HKD denominated)[1]	3,347,995	28,728
AEON Financial Service Co., Ltd.[1]	975,000	24,631
China Overseas Land & Investment Ltd.[1]	6,830,000	22,093
Assicurazioni Generali SpA[1]	1,100,000	21,647
Siam Commercial Bank PCL[1]	3,945,100	21,552
ING Groep NV, depository receipts[1,2]	1,183,000	17,351
Société Générale[1]	350,575	16,949
Investor AB, Class B1	407,632	16,240
Standard Chartered PLC (HKD denominated)[1]	660,000	10,797
Standard Chartered PLC[1]	260,000	4,210
Kotak Mahindra Bank Ltd.[1]	639,517	13,402
Link Real Estate Investment Trust[1]	2,063,732	12,700
AXA SA1	497,312	12,540
Bank of the Philippine Islands[1]	5,405,000	12,127
Bankia, SA1,2	8,239,309	11,471
RSA Insurance Group PLC[1]	1,787,250	11,143
Svenska Handelsbanken AB, Class A1	230,000	10,381
Bank of Ireland[1,2]	22,000,000	8,325
Industrial and Commercial Bank of China Ltd., Class H1	9,119,950	6,732
		1,462,833
Health care 14.19%
Novartis AG1	3,589,900	355,002
Bayer AG1	1,999,126	300,379
Grifols SA, Class B, preferred nonvoting, non-registered shares[1]	1,735,509	58,086
Grifols, SA, Class A, non-registered shares[1]	440,500	18,914
Grifols, SA, Class B (ADR)	396,845	13,021
Fresenius SE & Co. KGaA[1]	1,381,806	82,516
Novo Nordisk A/S, Class B1	1,470,000	78,655
UCB SA1	962,000	69,323
American Funds Insurance Series — International Fund — Page 22 of 170

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Merck KGaA[1]	459,000	$51,514
Fresenius Medical Care AG & Co. KGaA[1]	537,000	44,693
Takeda Pharmaceutical Co. Ltd.[1]	515,400	25,762
Dr. Reddy’s Laboratories Ltd.[1]	425,461	23,915
Sonic Healthcare Ltd.[1]	681,000	10,580
Sysmex Corp.[1]	90,000	5,003
Pharmstandard OJSC (GDR)[1,2]	705,600	2,959
OTCPharm PJSC[1,2]	705,600	2,200
Lupin Ltd.[1]	43,311	1,395
		1,143,917
Consumer discretionary 14.01%
Volkswagen AG, nonvoting preferred[1]	492,162	130,970
Numericable-SFR, non-registered shares[1,2]	2,011,856	109,712
Altice SA1,2	1,014,127	109,517
Toyota Motor Corp.[1]	1,229,700	85,823
Sands China Ltd.[1]	16,642,000	68,746
Li & Fung Ltd.[1]	50,242,000	49,009
H & M Hennes & Mauritz AB, Class B1	1,132,000	45,883
Techtronic Industries Co. Ltd.[1]	13,116,000	44,177
Melco Crown Entertainment Ltd. (ADR)	1,985,000	42,598
Kering SA1	207,733	40,604
Galaxy Entertainment Group Ltd.[1]	8,363,000	37,919
Mahindra & Mahindra Ltd.[1]	1,712,000	32,467
Shangri-La Asia Ltd.[1]	20,660,571	28,350
Hyundai Mobis Co., Ltd.[1]	127,000	28,192
Cie. Générale des Établissements Michelin[1]	273,934	27,275
Astra International Tbk PT1	41,530,000	27,201
Tata Motors Ltd.[1]	2,900,000	25,305
PT Surya Citra Media Tbk[1]	96,897,600	25,131
Liberty Global PLC, Class A2	361,839	18,624
Liberty Global PLC, Class C2	77,900	3,880
Porsche Automobil Holding SE, nonvoting preferred[1]	212,300	20,840
Global Brands Group Holding Ltd.[1,2]	89,100,000	17,416
Genting Singapore PLC[1]	22,971,000	15,367
SEGA SAMMY HOLDINGS INC.[1]	1,020,000	14,909
Kingfisher PLC[1]	2,583,600	14,580
Naspers Ltd., Class N1	85,800	13,174
Panasonic Corp.[1]	840,500	11,035
Industria de Diseño Textil, SA1	337,500	10,821
Hyundai Motor Co.[1]	70,000	10,625
Renault SA1	109,148	9,947
Kia Motors Corp.[1]	230,000	9,343
		1,129,440
Information technology 12.07%
Baidu, Inc., Class A (ADR)[2]	896,900	186,914
Samsung Electronics Co., Ltd.[1]	109,484	141,924
Tencent Holdings Ltd.[1]	5,816,500	109,959
Murata Manufacturing Co., Ltd.[1]	650,300	89,592
Nintendo Co., Ltd.[1]	543,800	80,029
ASML Holding NV1	617,834	62,954
Gemalto NV1	709,453	56,572
MediaTek Inc.[1]	4,057,000	54,840
NetEase, Inc. (ADR)	441,373	46,477
American Funds Insurance Series — International Fund — Page 23 of 170

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Samsung SDI Co., Ltd.[1]	254,899	$31,249
Alibaba Group Holding Ltd. (ADR)[2]	256,600	21,359
Infineon Technologies AG1	1,508,440	18,061
Delta Electronics, Inc.[1]	2,269,623	14,287
Yandex NV, Class A2	852,600	12,930
Keyence Corp.[1]	22,100	12,071
Samsung Electro-Mechanics Co., Ltd.[1]	148,000	10,226
Tech Mahindra Ltd.[1]	1,012,848	10,188
Mail.Ru Group Ltd. (GDR)[1,2]	400,000	7,878
AAC Technologies Holdings Inc.[1]	902,000	5,549
		973,059
Industrials 11.88%
Airbus Group NV, non-registered shares[1]	2,250,014	146,207
SMC Corp.[1]	364,800	108,881
Ryanair Holdings PLC (ADR)	1,162,112	77,594
Jardine Matheson Holdings Ltd.[1]	1,170,600	73,887
Safran SA1	1,054,000	73,660
Legrand SA1	1,180,000	63,595
Bureau Veritas SA1	1,941,096	41,719
Hutchison Whampoa Ltd.[1]	2,779,000	38,441
easyJet PLC[1]	1,282,446	35,788
Groupe Eurotunnel SE1	2,450,403	35,123
Babcock International Group PLC[1]	2,374,615	34,641
KONE Oyj, Class B1	757,000	33,557
Rolls-Royce Holdings PLC[1,2]	2,033,986	28,715
Nidec Corp.[1]	310,000	20,616
Komatsu Ltd.[1]	1,008,000	19,824
China State Construction International Holdings Ltd.[1]	13,878,000	19,298
ASSA ABLOY AB, Class B1	319,000	19,013
Deutsche Post AG1	549,000	17,174
Zodiac Aerospace SA1	509,000	16,869
Siemens AG1	143,300	15,514
International Consolidated Airlines Group, SA (CDI)[1,2]	1,485,000	13,275
DP World Ltd.	500,859	10,819
SGS SA1	3,700	7,078
VINCI SA1	110,441	6,320
		957,608
Consumer staples 5.26%
Nestlé SA1	1,836,700	138,670
Pernod Ricard SA1	799,200	94,309
Associated British Foods PLC[1]	1,443,588	60,310
British American Tobacco PLC[1]	612,000	31,619
Japan Tobacco Inc.[1]	570,000	18,010
Danone SA1	226,867	15,267
Indofood Sukses Makmur Tbk PT1	24,400,000	13,878
SABMiller PLC[1]	217,400	11,376
Orion Corp.[1]	10,790	11,230
Reckitt Benckiser Group PLC[1]	119,000	10,199
Hypermarcas SA, ordinary nominative[2]	1,280,000	7,901
Imperial Tobacco Group PLC[1]	142,000	6,234
Treasury Wine Estates Ltd.[1]	1,341,000	5,212
		424,215
American Funds Insurance Series — International Fund — Page 24 of 170

unaudited
Common stocks Materials 4.06%	Shares	Value (000)
Syngenta AG1	186,850	$63,554
Rio Tinto PLC[1]	1,062,000	43,385
Grasim Industries Ltd.[1]	502,785	31,727
Grasim Industries Ltd. (GDR)[1]	131,304	8,286
BASF SE1	401,500	39,952
Linde AG1	174,100	35,494
Anhui Conch Cement Co. Ltd., Class H1	6,195,000	23,465
Fortescue Metals Group Ltd.[1]	12,847,000	19,036
First Quantum Minerals Ltd.	1,540,000	18,664
ArcelorMittal[1]	1,846,400	17,370
Amcor Ltd.[1]	1,240,000	13,230
Givaudan SA1	4,082	7,370
Akzo Nobel NV1	73,350	5,553
		327,086
Utilities 3.83%
Power Grid Corp. of India Ltd.[1]	62,539,040	154,112
ENN Energy Holdings Ltd.[1]	9,758,000	59,824
Cheung Kong Infrastructure Holdings Ltd.[1]	5,053,000	43,397
SSE PLC[1]	1,464,853	32,536
GDF SUEZ SA1	605,515	11,982
PT Perusahaan Gas Negara (Persero) Tbk[1]	18,050,000	6,613
		308,464
Telecommunication services 3.38%
SoftBank Corp.[1]	2,528,500	146,981
Idea Cellular Ltd.[1]	8,540,182	25,084
MTN Group Ltd.[1]	1,318,600	22,223
China Telecom Corp. Ltd., Class H1	32,600,000	20,947
TalkTalk Telecom Group PLC[1]	3,543,000	18,074
Bharti Airtel Ltd.[1]	2,530,000	15,884
China Unicom (Hong Kong) Ltd.[1]	6,160,000	9,381
Intouch Holdings PCL[1]	3,391,000	8,048
KDDI Corp.[1]	252,000	5,709
		272,331
Energy 3.16%
Royal Dutch Shell PLC, Class B1	1,730,000	53,744
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	461,000	13,701
Oil Search Ltd.[1]	6,950,000	38,081
BG Group PLC[1]	3,097,000	38,045
Canadian Natural Resources, Ltd.	965,700	29,599
BP PLC[1]	4,373,437	28,257
Repsol, SA, non-registered shares[1]	674,500	12,544
Tullow Oil PLC (Ireland)[1]	2,496,000	10,422
Gazprom OJSC (ADR)[1]	1,713,500	8,079
Suncor Energy Inc.	261,000	7,627
Eni SpA[1]	425,000	7,356
INPEX CORP.[1]	658,000	7,260
		254,715
Miscellaneous 2.28%
Other common stocks in initial period of acquisition		183,255
Total common stocks (cost: $5,817,224,000)		7,436,923
American Funds Insurance Series — International Fund — Page 25 of 170

unaudited
Bonds, notes & other debt instruments 0.64% U.S. Treasury bonds & notes 0.53% U.S. Treasury 0.53%	Principal amount (000)	Value (000)
U.S. Treasury 0.25% 2015[3]	$28,200	$28,207
U.S. Treasury 0.375% 2015	14,100	14,116
Total U.S. Treasury bonds & notes		42,323
Bonds & notes of governments outside the U.S. 0.08%
Argentina (Republic of) 7.00% 2015	7,000	6,811
Corporate bonds & notes 0.03% Energy 0.03%
Genel Energy Finance 3 Ltd. 7.50% 2019[4]	3,000	2,661
Total corporate bonds, notes & loans		2,661
Total bonds, notes & other debt instruments (cost: $51,736,000)		51,795
Short-term securities 7.08%
American Honda Finance Corp. 0.13% due 4/22/2015	47,000	46,997
Australia & New Zealand Banking Group, Ltd. 0.16% due 4/27/2015[4]	20,000	19,998
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.10% due 4/7/2015	22,300	22,300
Fannie Mae 0.18% due 9/1/2015	50,000	49,975
Federal Home Loan Bank 0.06%–0.14% due 4/17/2015–8/19/2015	136,400	136,388
Mitsubishi UFJ Trust and Banking Corp. 0.25% due 6/3/2015[4]	20,000	19,993
Mizuho Funding LLC 0.25% due 4/17/2015[4]	20,000	19,998
Nestlé Capital Corp. 0.15% due 6/18/2015[4]	42,500	42,493
Nordea Bank AB 0.19% due 4/1/2015[4]	40,000	40,000
Old Line Funding, LLC 0.24% due 6/5/2015[4]	20,000	19,993
Sumitomo Mitsui Banking Corp. 0.24%–0.25% due 5/11/2015–5/27/2015[4]	80,000	79,978
Thunder Bay Funding, LLC 0.20% due 7/16/2015[4]	22,800	22,783
Toronto-Dominion Holdings USA Inc. 0.15% due 5/26/2015[4]	50,000	49,988
Total short-term securities (cost: $570,850,000)		570,884
Total investment securities 99.99% (cost: $6,439,810,000)		8,059,602
Other assets less liabilities 0.01%		468
Net assets 100.00%		$8,060,070
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — International Fund — Page 26 of 170

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $177,069,000 over the prior 12-month period.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 3/31/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	5/28/2015	UBS AG	$5,315	A$7,000	$1
British pounds	4/16/2015	Citibank	$4,892	£3,277	33
British pounds	4/16/2015	UBS AG	$4,563	£3,061	22
British pounds	4/16/2015	JPMorgan Chase	$4,556	£3,058	21
British pounds	4/16/2015	Bank of New York Mellon	$1,753	£1,173	13
British pounds	4/20/2015	JPMorgan Chase	$19,116	£12,895	(10)
British pounds	5/8/2015	UBS AG	$74,160	£50,000	10
British pounds	5/11/2015	Barclays Bank PLC	$19,576	£13,200	1
Euros	4/15/2015	Bank of America, N.A.	$25,562	€23,234	574
Euros	4/27/2015	Bank of America, N.A.	$1,852	€1,694	29
Japanese yen	4/14/2015	UBS AG	$19,343	¥2,348,000	(239)
Japanese yen	4/15/2015	Barclays Bank PLC	$43,867	¥5,269,000	(75)
Japanese yen	4/24/2015	Barclays Bank PLC	$11,649	¥1,413,000	(136)
					$244
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities including those in “Miscellaneous,“ was $6,934,860,000, which represented 86.04% of the net assets of the fund. This amount includes $6,761,427,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	A portion of this security was pledged as collateral. The total value of pledged collateral was $1,031,000, which represented .01% of the net assets of the fund.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $317,885,000, which represented 3.94% of the net assets of the fund.

Key to abbreviations and symbols
ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
A$ = Australian dollars
€ = Euros
GBP/£ = British pounds
HKD = Hong Kong dollars
¥ = Japanese yen
American Funds Insurance Series — International Fund — Page 27 of 170

New World Fund®
Investment portfolio
March 31, 2015
unaudited
Common stocks 79.97% Information technology 14.79%	Shares	Value (000)
Alcatel-Lucent[1,2]	16,426,961	$62,167
Taiwan Semiconductor Manufacturing Co., Ltd.[2]	9,322,000	43,248
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	540,000	12,679
Murata Manufacturing Co., Ltd.[2]	301,000	41,469
Google Inc., Class A1	37,400	20,746
Google Inc., Class C1	37,400	20,495
Baidu, Inc., Class A (ADR)[1]	194,700	40,575
AAC Technologies Holdings Inc.[2]	4,714,500	29,005
Cognizant Technology Solutions Corp., Class A1	435,000	27,140
Alibaba Group Holding Ltd. (ADR)[1]	209,800	17,464
Mail.Ru Group Ltd. (GDR)[1,2]	813,359	16,019
MasterCard Inc., Class A	160,000	13,822
Hexagon AB, Class B2	357,000	12,696
ASM Pacific Technology Ltd.[2]	1,141,800	11,873
Tencent Holdings Ltd.[2]	566,500	10,709
Infosys Ltd.[2]	226,000	7,998
EPAM Systems, Inc.[1]	90,500	5,547
TDK Corp.[2]	59,000	4,193
STMicroelectronics NV2	385,000	3,589
Wirecard AG2	1,875	79
		401,513
Financials 13.92%
AEON Financial Service Co., Ltd.[2]	1,620,000	40,925
ICICI Bank Ltd.[2]	5,603,830	28,231
ICICI Bank Ltd. (ADR)	1,000,000	10,360
Fibra Uno Administración, SA de CV	11,786,578	31,225
Citigroup Inc.	560,000	28,851
Housing Development Finance Corp. Ltd.[2]	1,353,000	28,437
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	2,430,000	26,536
American Tower Corp.	245,000	23,067
AIA Group Ltd.[2]	3,291,600	20,630
HDFC Bank Ltd. (ADR)	208,400	12,273
HDFC Bank Ltd.[2]	390,000	7,462
Banco Santander, SA1,2	2,488,103	18,713
Kotak Mahindra Bank Ltd.[2]	823,886	17,266
China Overseas Land & Investment Ltd.[2]	4,590,000	14,847
Agricultural Bank of China Ltd., Class H2	24,315,000	12,047
Bangkok Bank PCL, nonvoting depository receipt[2]	1,800,000	10,193
IDFC Ltd.[2]	3,300,000	9,567
Sberbank of Russia (ADR)[2]	1,150,000	5,047
Sberbank of Russia (ADR)	682,500	2,983
Ping An Insurance (Group) Co. of China, Ltd., Class H2	538,000	6,472
ACE Ltd.	54,000	6,020
Metropolitan Bank & Trust Co.[2]	2,135,041	4,658
Prudential PLC[2]	181,320	4,490
American Funds Insurance Series — New World Fund — Page 28 of 170

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Sun Hung Kai Properties Ltd.[2]	254,000	$3,910
Eurobank Ergasias SA1,2	13,995,000	1,577
Banco Industrial e Comercial SA, preferred nominative	512,900	1,181
MMI Holdings Ltd.[2]	323,208	875
Ayala Land, Inc., preference shares[1,2]	15,000,000	34
China Construction Bank Corp., Class H2	535	—
		377,877
Consumer discretionary 12.92%
Naspers Ltd., Class N2	309,919	47,585
Ctrip.com International, Ltd. (ADR)[1]	718,500	42,119
Domino’s Pizza, Inc.	403,166	40,538
Maruti Suzuki India Ltd.[2]	519,500	32,203
Toyota Motor Corp.[2]	398,900	27,840
Kroton Educacional SA, ordinary nominative	6,589,100	21,244
Arcos Dorados Holdings Inc., Class A	4,289,656	21,148
Zee Entertainment Enterprises Ltd.[2]	3,186,436	17,380
Melco International Development Ltd.[2]	8,490,000	14,331
NIKE, Inc., Class B	117,000	11,739
JD.com, Inc., Class A (ADR)[1]	313,510	9,211
Nokian Renkaat Oyj[2]	300,000	8,942
L’Occitane International SA2	2,715,000	7,743
Altice SA1,2	66,000	7,127
Hyundai Mobis Co., Ltd.[2]	30,000	6,660
Industria de Diseño Textil, SA2	200,000	6,412
Hero MotoCorp Ltd.[2]	150,000	6,321
Twenty-First Century Fox, Inc., Class A	160,000	5,414
The Swatch Group AG, non-registered shares[2]	8,450	3,581
The Swatch Group AG2	11,600	972
OPAP SA2	433,000	4,060
Wynn Macau, Ltd.[2]	1,791,800	3,856
Mr Price Group Ltd.[2]	156,420	3,345
Publicis Groupe SA2	12,266	947
		350,718
Consumer staples 9.10%
LT Group, Inc.[2]	104,395,900	38,005
Lenta Ltd. (GDR)[1,2]	3,421,224	26,513
Lenta Ltd. (GDR)[1,2,3]	721,200	5,589
Pernod Ricard SA2	208,900	24,651
Nestlé SA2	293,696	22,174
Magnit PJSC (GDR)[2]	388,100	19,796
ITC Ltd.[2]	3,715,000	19,324
Coca-Cola Co.	405,000	16,423
Shiseido Co., Ltd.[2]	853,000	15,156
British American Tobacco PLC[2]	293,000	15,138
United Breweries Ltd.[2]	874,904	13,980
Kimberly-Clark de México, SAB de CV, Class A	3,900,000	8,177
Grupo Nutresa SA	827,458	7,288
Procter & Gamble Co.	60,000	4,916
Coca-Cola Icecek AS, Class C2	200,000	3,376
SABMiller PLC[2]	63,500	3,323
Kao Corp.[2]	62,000	3,095
		246,924
American Funds Insurance Series — New World Fund — Page 29 of 170

unaudited
Common stocks Health care 7.76%	Shares	Value (000)
Novo Nordisk A/S, Class B2	1,035,600	$55,411
Novartis AG2	280,500	27,738
Novartis AG (ADR)	134,000	13,214
PerkinElmer, Inc.	423,562	21,661
Cochlear Ltd.[2]	225,000	15,477
Krka, dd, Novo mesto[2]	232,246	15,327
Merck & Co., Inc.	260,000	14,945
Thermo Fisher Scientific Inc.	107,000	14,374
Teva Pharmaceutical Industries Ltd. (ADR)	200,000	12,460
AstraZeneca PLC[2]	128,000	8,776
Hikma Pharmaceuticals PLC[2]	170,000	5,356
Kalbe Farma Tbk PT2	27,870,000	3,972
Grifols, SA, Class B (ADR)	59,971	1,968
		210,679
Energy 5.54%
Reliance Industries Ltd.[2]	3,042,302	40,127
Royal Dutch Shell PLC, Class B2	600,000	18,640
Royal Dutch Shell PLC, Class B (ADR)	95,000	5,956
InterOil Corp.[1]	518,000	23,900
Galp Energia, SGPS, SA, Class B2	1,426,775	15,411
Oil Search Ltd.[2]	2,716,613	14,885
Cobalt International Energy, Inc.[1]	869,800	8,185
Noble Energy, Inc.	134,000	6,553
Coal India Ltd.[2]	863,132	4,998
Oil and Gas Development Co. Ltd.[2]	2,733,900	4,868
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	360,000	2,164
Weatherford International PLC[1]	145,000	1,783
China Petroleum & Chemical Corp., Class H2	1,995,000	1,591
Pacific Rubiales Energy Corp.	548,400	1,308
		150,369
Industrials 5.46%
Cummins Inc.	243,000	33,689
Airbus Group NV, non-registered shares[2]	431,929	28,067
ASSA ABLOY AB, Class B2	330,886	19,721
Chart Industries, Inc.[1]	437,500	15,345
Edenred SA2	459,000	11,442
Meyer Burger Technology AG1,2	1,361,129	8,624
United Technologies Corp.	63,000	7,384
Boeing Co.	45,000	6,754
Rolls-Royce Holdings PLC[1,2]	455,000	6,423
OC Oerlikon Corp. AG2	553,000	6,415
Spirax-Sarco Engineering PLC[2]	87,600	4,425
		148,289
Telecommunication services 3.01%
Reliance Communications Ltd.[1,2]	23,578,631	22,318
Globe Telecom, Inc.[2]	473,630	21,287
SoftBank Corp.[2]	326,200	18,962
Orange Polska SA2	5,400,000	13,562
China Telecom Corp. Ltd., Class H2	5,545,000	3,563
MegaFon OJSC (GDR)[2]	122,500	1,960
		81,652
American Funds Insurance Series — New World Fund — Page 30 of 170

unaudited
Common stocks Utilities 1.47%	Shares	Value (000)
Power Grid Corp. of India Ltd.[2]	7,459,630	$18,383
Cheung Kong Infrastructure Holdings Ltd.[2]	1,020,000	8,760
China Resources Gas Group Ltd.[2]	2,400,000	7,446
ENN Energy Holdings Ltd.[2]	848,000	5,199
		39,788
Materials 1.24%
First Quantum Minerals Ltd.	875,900	10,616
Tianhe Chemicals Group Ltd.[1,2]	75,890,000	10,308
Holcim Ltd.[2]	92,000	6,873
L’Air Liquide SA, bonus shares[2]	45,000	5,788
		33,585
Miscellaneous 4.76%
Other common stocks in initial period of acquisition		129,226
Total common stocks (cost: $1,906,070,000)		2,170,620
Preferred securities 0.04% Consumer discretionary 0.04%
Zee Entertainment Enterprises Ltd., 6.00% preferred, expires 2022	80,472,000	1,029
Total preferred securities (cost: $570,000)		1,029
Bonds, notes & other debt instruments 6.88% Bonds & notes of governments & government agencies outside the U.S. 5.80%	Principal amount (000)
Argentina (Republic of) 7.00% 2017	$8,705	8,250
Argentina (Republic of) 8.75% 2024[4]	435	441
Brazil (Federal Republic of) 10.00% 2017	BRL3,100	924
Brazil (Federal Republic of) 6.00% 2045[5]	2,109	620
Brazil (Federal Republic of) Global 4.25% 2025	$580	569
Colombia (Republic of), Series B, 10.00% 2024	COP2,570,000	1,190
Colombia (Republic of), Series B, 6.00% 2028	4,720,300	1,589
Colombia (Republic of) 5.00% 2045	$870	898
Colombia (Republic of) Global 4.375% 2021	1,100	1,170
Colombia (Republic of) Global 4.00% 2024	400	413
Colombia (Republic of) Global 6.125% 2041	1,100	1,312
Colombia (Republic of) Global 5.625% 2044	200	224
Croatian Government 6.75% 2019[3]	1,650	1,838
Croatian Government 6.625% 2020	880	980
Croatian Government 6.375% 2021[3]	1,000	1,107
Croatian Government 5.50% 2023[3]	200	213
Dominican Republic 7.50% 2021[3,4]	1,000	1,123
Dominican Republic 7.50% 2021[4]	250	281
Dominican Republic 5.875% 2024[4]	280	295
Dominican Republic 5.50% 2025[3]	2,220	2,303
Dominican Republic 8.625% 2027[3,4]	1,150	1,374
Dominican Republic 7.45% 2044[3]	3,525	3,992
Dominican Republic 6.85% 2045[3]	1,635	1,725
Ghana (Republic of) 8.50% 2017	200	206
Ghana (Republic of) 7.875% 2023	1,405	1,339
Ghana (Republic of) 8.125% 2026[3,4]	975	928
Hungarian Government 4.00% 2019	200	209
American Funds Insurance Series — New World Fund — Page 31 of 170

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Hungarian Government 6.25% 2020	$2,925	$3,343
Hungarian Government 6.375% 2021	1,550	1,805
Hungarian Government 5.375% 2023	640	719
Hungarian Government 5.375% 2024	200	225
Hungarian Government, Series 25B, 5.50% 2025	HUF189,160	805
India (Republic of) 7.28% 2019	INR200,000	3,153
India (Republic of) 8.83% 2023	110,000	1,861
India (Republic of) 8.60% 2028	90,000	1,535
India (Republic of) 9.20% 2030	50,000	899
Indonesia (Republic of) 5.875% 2020	$3,650	4,147
Indonesia (Republic of) 4.875% 2021[3]	3,000	3,281
Indonesia (Republic of) 4.875% 2021	605	662
Indonesia (Republic of) 8.25% 2021	IDR15,000,000	1,201
Indonesia (Republic of) 3.75% 2022	$900	920
Indonesia (Republic of) 3.375% 2023	400	394
Indonesia (Republic of) 4.125% 2025	1,200	1,237
Indonesia (Republic of) 4.125% 2025[3]	800	825
Indonesia (Republic of) 6.625% 2037	1,050	1,281
Indonesia (Republic of) 5.25% 2042	1,100	1,161
Indonesia (Republic of) 4.625% 2043	500	491
Indonesia (Republic of) 6.75% 2044	645	826
Indonesia (Republic of) 6.75% 2044[3]	500	641
Kenya (Republic of) 6.875% 2024[3]	4,050	4,249
Kenya (Republic of) 6.875% 2024	3,100	3,253
Morocco Government 4.25% 2022	600	619
Morocco Government 4.25% 2022[3]	250	258
Morocco Government 5.50% 2042	2,300	2,593
Nigeria (Republic of) 5.125% 2018[3]	475	466
Nigeria (Republic of) 6.75% 2021[3]	910	942
Nigeria (Republic of) 6.375% 2023	2,900	2,926
Nigeria (Republic of) 6.375% 2023[3]	235	237
Panama (Republic of) Global 3.75% 2025	1,100	1,133
Panama (Republic of) Global 8.875% 2027	300	444
Panama (Republic of) Global 9.375% 2029	1,148	1,762
Panama (Republic of) Global 6.70% 2036[4]	859	1,130
Peru (Republic of) 8.75% 2033	864	1,374
Peru (Republic of) 6.55% 2037[4]	782	1,045
Peru (Republic of) 5.625% 2050	255	312
Perusahaan Penerbit SBSN 4.35% 2024[3]	500	517
Philippines (Republic of) 7.75% 2031	1,390	2,093
Philippines (Republic of) 3.95% 2040	2,445	2,607
Polish Government 5.00% 2022	1,100	1,266
Polish Government, Series 102, 4.00% 2023	PLN3,800	1,145
Polish Government 4.00% 2024	$1,650	1,820
Slovenia (Republic of) 4.75% 2018[3]	310	333
Slovenia (Republic of) 4.125% 2019[3]	200	212
Slovenia (Republic of) 5.85% 2023[3]	1,690	2,007
Slovenia (Republic of) 5.85% 2023	300	356
South Africa (Republic of) 5.50% 2020	200	220
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR19,875	1,656
South Africa (Republic of) 4.665% 2024	$950	1,009
South Africa (Republic of), Series R-214, 6.50% 2041	ZAR41,050	2,727
Turkey (Republic of) 9.00% 2016	TRY700	270
Turkey (Republic of) 4.557% 2018	$2,400	2,526
Turkey (Republic of) 4.557% 2018[3]	785	826
American Funds Insurance Series — New World Fund — Page 32 of 170

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Turkey (Republic of) 3.50% 2019[5]	TRY985	$405
Turkey (Republic of) 3.00% 2021[5]	1,373	564
Turkey (Republic of) 5.625% 2021	$5,900	6,483
Turkey (Republic of) 2.00% 2024[5]	TRY1,287	500
Turkey (Republic of) 9.00% 2024	1,450	583
Turkey (Republic of) 7.375% 2025	$2,000	2,487
Turkey (Republic of) 6.75% 2040	2,000	2,482
Turkey (Republic of) 6.00% 2041	1,300	1,482
Turkey (Republic of) 4.875% 2043	600	595
United Mexican States Government 2.50% 2020[5]	MXN18,555	1,220
United Mexican States Government 4.00% 2040[5]	15,374	1,108
United Mexican States Government, Series M, 5.00% 2017	10,000	670
United Mexican States Government, Series M10, 7.75% 2017	10,000	710
United Mexican States Government, Series M, 6.50% 2021	24,400	1,682
United Mexican States Government, Series M20, 10.00% 2024	23,500	2,005
United Mexican States Government Global 3.60% 2025	$6,010	6,198
United Mexican States Government Global, Series A, 6.05% 2040	822	1,019
United Mexican States Government Global 5.55% 2045	3,219	3,782
United Mexican States Government Global, 4.60% 2046	570	587
United Mexican States Government Global, Series A, 5.125% 2020	1,830	2,056
United Mexican States Government Global, Series A, 3.625% 2022	2,100	2,186
United Mexican States Government Global, Series A, 4.00% 2023	5,000	5,306
Uruguay (Republic of) 4.375% 2028[4,5]	UYU13,573	525
Venezuela (Republic of) 9.25% 2028	$160	58
Zambia (Republic of) 5.375% 2022	750	692
Zambia (Republic of) 8.50% 2024[3]	600	637
		157,280
Corporate bonds & notes 0.89% Energy 0.41%
Ecopetrol SA 5.875% 2023	325	350
Ecopetrol SA 5.875% 2045	550	518
Gazprom OJSC 6.51% 2022[3]	600	584
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	1,800	2,070
Petrobras Global Finance Co. 6.25% 2024	1,000	945
Petrobras International Finance Co. 3.875% 2016	300	295
Petróleos Mexicanos 5.50% 2021	845	932
Petróleos Mexicanos 4.875% 2022	1,435	1,527
Petróleos Mexicanos 3.50% 2023	420	411
Petróleos Mexicanos 6.50% 2041	500	569
Petróleos Mexicanos 5.50% 2044[3]	1,025	1,039
Petróleos Mexicanos 5.50% 2044	425	431
Petróleos Mexicanos 5.625% 2046[3]	1,010	1,030
PTT Exploration & Production Ltd. 5.692% 2021[3]	400	453
		11,154
Utilities 0.22%
AES Panamá, SA 6.35% 2016[3]	1,100	1,146
CEZ, a s 4.25% 2022[3]	945	1,028
Eskom Holdings Ltd. 5.75% 2021[3]	2,985	2,896
Eskom Holdings SOC Ltd. 5.75% 2021	1,000	970
		6,040
American Funds Insurance Series — New World Fund — Page 33 of 170

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials 0.16%	Principal amount (000)	Value (000)
Banco de Crédito del Perú 5.375% 2020[3]	$100	$110
Bank of India 3.625% 2018[3]	700	721
BBVA Bancomer SA 6.50% 2021[3]	1,075	1,195
HSBK (Europe) BV 7.25% 2021[3]	1,125	1,093
Magyar Export-Import Bank 4.00% 2020[3]	605	620
VEB Finance Ltd. 6.902% 2020	600	555
		4,294
Telecommunication services 0.08%
Digicel Group Ltd. 8.25% 2020[3]	600	604
Digicel Group Ltd. 6.00% 2021[3]	750	714
Digicel Group Ltd. 7.125% 2022[3]	800	734
		2,052
Industrials 0.02%
Brunswick Rail Finance Ltd. 6.50% 2017	850	372
Brunswick Rail Finance Ltd. 6.50% 2017[3]	550	240
		612
Consumer discretionary 0.00%
Grupo Televisa, SAB 7.25% 2043	MXN2,000	115
Total corporate bonds & notes		24,267
U.S. Treasury bonds & notes 0.19% U.S. Treasury 0.19%
U.S. Treasury 2.125% 2016	$5,100	5,186
Total U.S. Treasury bonds & notes		5,186
Total bonds, notes & other debt instruments (cost: $183,573,000)		186,733
Short-term securities 12.82%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.16% due 4/6/2015	21,500	21,499
Chevron Corp. 0.14% due 4/14/2015[3]	25,000	24,999
Electricité de France 0.18%–0.20% due 5/6/2015–6/4/2015[3]	25,700	25,694
Fannie Mae 0.09%–0.16% due 5/4/2015–8/17/2015	34,200	34,192
Federal Home Loan Bank 0.07%–0.16% due 4/21/2015–11/16/2015	183,800	183,669
General Electric Co. 0.08% due 4/1/2015	4,100	4,100
Old Line Funding, LLC 0.22% due 6/18/2015[3]	13,000	12,994
Sumitomo Mitsui Banking Corp. 0.17% due 4/23/2015[3]	40,700	40,695
Total short-term securities (cost: $347,849,000)		347,842
Total investment securities 99.71% (cost: $2,438,062,000)		2,706,224
Other assets less liabilities 0.29%		7,942
Net assets 100.00%		$2,714,166
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — New World Fund — Page 34 of 170

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $26,705,000 over the prior 12-month period.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 3/31/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Brazilian reais	4/10/2015	UBS AG	$1,041	BRL3,214	$36
Brazilian reais	4/14/2015	Citibank	$493	BRL1,450	40
Colombian pesos	4/13/2015	JPMorgan Chase	$2,564	COP6,621,800	21
Japanese yen	4/27/2015	UBS AG	$526	¥63,000	1
Japanese yen	4/28/2015	Bank of America, N.A.	$1,265	¥153,000	(11)
Mexican pesos	4/23/2015	HSBC Bank	$537	MXN8,210	(1)
Mexican pesos	5/13/2015	UBS AG	$1,333	MXN20,680	(18)
Turkish lira	4/27/2015	UBS AG	$195	TRY500	4
Turkish lira	5/11/2015	Citibank	$317	TRY850	(6)
					$66
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $1,397,223,000, which represented 51.48% of the net assets of the fund. This amount includes $1,381,093,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $154,212,000, which represented 5.68% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviations and symbols
ADR = American Depositary Receipts	¥ = Japanese yen
GDR = Global Depositary Receipts	MXN = Mexican pesos
BRL = Brazilian reais	PLN = Polish zloty
COP = Colombian pesos	TRY = Turkish lira
HUF = Hungarian forints	UYU = Uruguayan pesos
IDR = Indonesian rupiah	ZAR = South African rand
INR = Indian rupees
American Funds Insurance Series — New World Fund — Page 35 of 170

Blue Chip Income and Growth Fund
Investment portfolio
March 31, 2015
unaudited
Common stocks 94.50% Health care 17.82%	Shares	Value (000)
Amgen Inc.	2,694,600	$430,732
Gilead Sciences, Inc.[1]	3,223,735	316,345
AbbVie Inc.	2,726,800	159,627
Medtronic PLC	1,375,000	107,236
Teva Pharmaceutical Industries Ltd. (ADR)	1,202,000	74,885
Bristol-Myers Squibb Co.	1,125,000	72,562
Novartis AG (ADR)	708,500	69,865
Abbott Laboratories	850,000	39,381
Merck & Co., Inc.	500,000	28,740
		1,299,373
Industrials 15.04%
Precision Castparts Corp.	779,000	163,590
CSX Corp.	4,096,000	135,660
Boeing Co.	580,000	87,046
United Parcel Service, Inc., Class B	850,000	82,399
Union Pacific Corp.	750,000	81,232
Norfolk Southern Corp.	788,100	81,111
Cummins Inc.	473,100	65,591
Illinois Tool Works Inc.	650,000	63,141
General Dynamics Corp.	450,000	61,078
General Electric Co.	2,400,000	59,544
United Technologies Corp.	500,000	58,600
Rockwell Automation	450,000	52,196
Eaton Corp. PLC	600,000	40,764
Waste Management, Inc.	600,000	32,538
PACCAR Inc	500,000	31,570
		1,096,060
Information technology 12.98%
Western Union Co.	8,225,000	171,162
Texas Instruments Inc.	2,630,000	150,397
Avago Technologies Ltd.	885,000	112,378
Oracle Corp.	2,395,000	103,344
Apple Inc.	770,000	95,811
Google Inc., Class C1	95,000	52,060
Google Inc., Class A1	66,760	37,032
Cisco Systems, Inc.	3,020,900	83,150
Microsoft Corp.	1,400,000	56,917
International Business Machines Corp.	330,000	52,965
Intel Corp.	1,000,000	31,270
		946,486
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 36 of 170

unaudited
Common stocks Telecommunication services 11.06%	Shares	Value (000)
Verizon Communications Inc.	7,491,339	$364,304
AT&T Inc.	7,744,000	252,841
CenturyLink, Inc.	5,475,135	189,166
		806,311
Consumer staples 8.77%
Altria Group, Inc.	3,754,000	187,775
Kraft Foods Group, Inc.	1,076,666	93,794
Philip Morris International Inc.	1,000,000	75,330
Mondelez International, Inc.	1,580,000	57,022
Kimberly-Clark Corp.	500,000	53,555
Coca-Cola Co.	1,250,000	50,688
ConAgra Foods, Inc.	1,200,000	43,836
Kellogg Co.	592,000	39,042
PepsiCo, Inc.	400,000	38,248
		639,290
Consumer discretionary 8.52%
Johnson Controls, Inc.	3,546,000	178,860
General Motors Co.	3,625,000	135,938
Darden Restaurants, Inc.	1,286,000	89,171
Las Vegas Sands Corp.	1,548,000	85,202
Priceline Group Inc.[1]	41,500	48,312
Wynn Resorts, Ltd.	339,900	42,787
Royal Caribbean Cruises Ltd.	500,000	40,925
		621,195
Energy 5.89%
Canadian Natural Resources, Ltd.	4,524,400	138,944
Cabot Oil & Gas Corp.	3,395,000	100,254
Royal Dutch Shell PLC, Class B (ADR)	750,000	47,025
Noble Energy, Inc.	955,000	46,699
Exxon Mobil Corp.	546,300	46,436
Kinder Morgan, Inc.	1,000,000	42,060
Baker Hughes Inc.	93,800	5,964
Chevron Corp.	20,000	2,100
		429,482
Utilities 4.64%
Exelon Corp.	5,913,000	198,736
FirstEnergy Corp.	2,325,000	81,514
Southern Co.	1,000,000	44,280
Xcel Energy Inc.	250,000	8,702
NextEra Energy, Inc.	50,000	5,203
		338,435
Materials 2.97%
Monsanto Co.	510,000	57,395
Praxair, Inc.	375,000	45,278
Dow Chemical Co.	850,000	40,783
Vale SA, Class A, preferred nominative (ADR)	7,002,000	33,960
International Flavors & Fragrances Inc.	168,000	19,723
Celanese Corp., Series A	350,000	19,551
		216,690
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 37 of 170

unaudited
Common stocks Financials 2.21%	Shares	Value (000)
JPMorgan Chase & Co.	1,190,000	$72,090
American International Group, Inc.	1,146,000	62,789
HSBC Holdings PLC (ADR)	618,749	26,353
		161,232
Miscellaneous 4.60%
Other common stocks in initial period of acquisition		335,191
Total common stocks (cost: $5,267,249,000)		6,889,745
Short-term securities 5.23%	Principal amount (000)
Army and Air Force Exchange Service 0.12% due 5/26/2015[2]	$ 21,900	21,895
Chevron Corp. 0.10% due 4/15/2015[2]	28,300	28,299
Emerson Electric Co. 0.10% due 5/4/2015–5/8/2015[2]	27,600	27,597
Fannie Mae 0.13% due 9/2/2015	32,800	32,784
Federal Farm Credit Banks 0.10% due 6/8/2015	25,100	25,098
Federal Home Loan Bank 0.11%–0.14% due 5/15/2015–8/14/2015	52,710	52,699
Freddie Mac 0.10%–0.18% due 5/6/2015–12/8/2015	28,400	28,381
General Electric Co. 0.08% due 4/1/2015	19,100	19,100
John Deere Bank SA 0.11% due 4/9/2015–5/14/2015[2]	21,600	21,597
John Deere Capital Corp. 0.11% due 4/20/2015[2]	37,500	37,498
Jupiter Securitization Co., LLC 0.27% due 4/27/2015[2]	10,000	9,999
Merck & Co. Inc. 0.08% due 4/16/2015[2]	20,000	20,000
Precision Castparts Corp. 0.10% due 4/10/2015[2]	27,100	27,099
United Technologies Corp. 0.12% due 5/26/2015[2]	29,400	29,391
Total short-term securities (cost: $381,431,000)		381,437
Total investment securities 99.73% (cost: $5,648,680,000)		7,271,182
Other assets less liabilities 0.27%		19,512
Net assets 100.00%		$7,290,694
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $223,375,000, which represented 3.06% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 38 of 170

Global Growth and Income Fund
Investment portfolio
March 31, 2015
unaudited
Common stocks 95.78% Financials 20.66%	Shares	Value (000)
AXA SA1	1,634,360	$41,213
Banco Santander, SA1,2	3,059,730	23,012
Banco Santander, SA (ADR)	2,000,000	14,900
CME Group Inc., Class A	365,500	34,617
Wells Fargo & Co.	385,000	20,944
Suncorp Group Ltd.[1]	1,757,191	18,029
Sun Hung Kai Properties Ltd.[1]	1,094,201	16,845
ICICI Bank Ltd. (ADR)	1,575,000	16,317
JPMorgan Chase & Co.	255,000	15,448
Ping An Insurance (Group) Co. of China, Ltd., Class H1	1,140,000	13,713
BNP Paribas SA1	194,031	11,801
Iron Mountain Inc.	295,905	10,795
Fairfax Financial Holdings Ltd. (CAD denominated)	19,000	10,651
Metropolitan Bank & Trust Co.[1]	4,866,190	10,615
Blackstone Group LP	270,000	10,500
Goldman Sachs Group, Inc.	55,200	10,376
McGraw Hill Financial, Inc.	98,500	10,185
Brookfield Property Partners LP	400,000	9,700
Oaktree Capital Group, LLC	170,000	8,782
Howard Hughes Corp.[2]	54,000	8,371
AIA Group Ltd.[1]	1,220,000	7,646
KeyCorp	535,000	7,576
American Express Co.	92,000	7,187
Bankia, SA1,2	5,144,000	7,161
Shinsei Bank, Ltd.[1]	3,460,000	6,886
ORIX Corp.[1]	450,000	6,329
Sumitomo Mitsui Financial Group, Inc.[1]	150,000	5,748
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	1,500,000	5,245
HSBC Holdings PLC (GBP denominated)[1]	600,000	5,106
Prudential PLC[1]	200,000	4,952
Deutsche Bank AG1	131,611	4,579
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	305,297	3,334
Macquarie International Infrastructure Fund Ltd.[1]	36,200,164	2,266
CenterState Banks, Inc.	60,945	726
		391,555
Industrials 13.03%
United Continental Holdings, Inc.[2]	500,000	33,625
Lockheed Martin Corp.	150,000	30,444
Geberit AG1	60,000	22,524
Meggitt PLC[1]	2,519,290	20,468
Masco Corp.	700,000	18,690
Airbus Group NV, non-registered shares[1]	284,000	18,454
Abertis Infraestructuras, SA, Class A1	969,750	17,527
American Airlines Group Inc.	295,000	15,570
Rickmers Maritime[1,3]	54,840,000	11,380
American Funds Insurance Series — Global Growth and Income Fund — Page 39 of 170

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Delta Air Lines, Inc.	220,000	$9,891
Ryanair Holdings PLC (ADR)	145,000	9,682
United Technologies Corp.	72,000	8,438
Wolseley PLC[1]	100,000	5,915
Randstad Holding NV1	83,817	5,089
Rolls-Royce Holdings PLC[1,2]	340,000	4,800
Boeing Co.	30,000	4,502
Cummins Inc.	30,000	4,159
Union Pacific Corp.	34,500	3,737
ASSA ABLOY AB, Class B1	36,000	2,146
		247,041
Consumer discretionary 11.79%
D.R. Horton, Inc.	1,000,000	28,480
GameStop Corp., Class A	605,000	22,966
Home Depot, Inc.	178,000	20,223
HUGO BOSS AG1	150,000	18,265
Toll Brothers, Inc.[2]	400,000	15,736
Comcast Corp., Class A	255,000	14,400
ProSiebenSat.1 Media AG1	250,000	12,286
Carnival Corp., units	250,000	11,960
Amazon.com, Inc.[2]	30,000	11,163
Maruti Suzuki India Ltd.[1]	165,000	10,228
Daily Mail and General Trust PLC, Class A, nonvoting[1]	695,000	9,092
Carnival PLC[1]	165,000	8,064
Don Quijote Holdings Co., Ltd.[1]	95,000	7,737
Liberty Global PLC, Class C2	103,008	5,131
Liberty Global PLC, Class A2	41,312	2,126
Walt Disney Co.	60,000	6,293
Toyota Motor Corp.[1]	81,000	5,653
SES SA, Class A (FDR)[1]	150,000	5,309
OPAP SA1	555,000	5,204
Honda Motor Co., Ltd.[1]	95,000	3,087
		223,403
Information technology 11.17%
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	12,460,800	57,810
Microsoft Corp.	972,000	39,517
Cisco Systems, Inc.	920,000	25,323
Avago Technologies Ltd.	125,000	15,873
ASM Pacific Technology Ltd.[1]	1,477,000	15,358
TE Connectivity Ltd.	175,000	12,534
Google Inc., Class C2	10,000	5,480
Google Inc., Class A2	7,500	4,160
Alcatel-Lucent[1,2]	2,450,000	9,272
Nintendo Co., Ltd.[1]	60,000	8,830
Halma PLC[1]	610,000	6,317
Quanta Computer Inc.[1]	2,149,910	5,179
Wirecard AG1	110,000	4,655
Alibaba Group Holding Ltd. (ADR)[2]	17,000	1,415
		211,723
American Funds Insurance Series — Global Growth and Income Fund — Page 40 of 170

unaudited
Common stocks Health care 9.93%	Shares	Value (000)
Merck & Co., Inc.	863,900	$49,657
Novartis AG1	349,000	34,512
Vertex Pharmaceuticals Inc.[2]	238,877	28,180
Pfizer Inc.	451,000	15,690
Medtronic PLC	161,000	12,557
Novo Nordisk A/S, Class B1	197,500	10,568
UnitedHealth Group Inc.	75,000	8,872
Regeneron Pharmaceuticals, Inc.[2]	18,000	8,127
Thermo Fisher Scientific Inc.	42,000	5,642
Roche Holding AG1	20,000	5,515
Takeda Pharmaceutical Co. Ltd.[1]	110,000	5,498
AstraZeneca PLC[1]	50,000	3,428
		188,246
Telecommunication services 7.11%
Orange SA1	1,970,000	31,695
TalkTalk Telecom Group PLC[1]	3,704,000	18,895
MTN Group Ltd.[1]	1,100,000	18,538
Globe Telecom, Inc.[1]	399,695	17,964
AT&T Inc.	525,000	17,141
KDDI Corp.[1]	600,000	13,594
Verizon Communications Inc. (CDI)[1]	145,105	7,055
SoftBank Corp.[1]	106,000	6,162
TDC A/S1	527,000	3,775
		134,819
Consumer staples 5.87%
British American Tobacco PLC[1]	338,500	17,489
Philip Morris International Inc.	175,000	13,183
Walgreens Boots Alliance, Inc.	123,000	10,416
Alimentation Couche-Tard Inc., Class B	250,000	9,962
Imperial Tobacco Group PLC[1]	225,000	9,877
Unilever NV, depository receipts[1]	200,000	8,367
Procter & Gamble Co.	75,000	6,145
Nestlé SA1	79,700	6,017
Shiseido Co., Ltd.[1]	335,000	5,952
PepsiCo, Inc.	60,000	5,737
Associated British Foods PLC[1]	130,000	5,431
Seven & i Holdings Co., Ltd.[1]	120,000	5,050
LAWSON, INC.[1]	53,000	3,679
Booker Group PLC[1]	1,100,607	2,378
Avon Products, Inc.	190,000	1,518
		111,201
Materials 5.16%
Potash Corp. of Saskatchewan Inc.	921,500	29,719
Newmont Mining Corp.	1,000,000	21,710
Dow Chemical Co.	335,000	16,073
Nucor Corp.	150,000	7,130
E.I. du Pont de Nemours and Co.	75,000	5,360
Rio Tinto PLC[1]	113,000	4,616
Grasim Industries Ltd.[1]	70,000	4,417
Fletcher Building Ltd.[1]	550,000	3,459
American Funds Insurance Series — Global Growth and Income Fund — Page 41 of 170

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Impala Platinum Holdings Ltd.[1]	685,648	$3,326
Cliffs Natural Resources Inc.	431,000	2,073
		97,883
Utilities 3.77%
NRG Yield, Inc., Class A	337,800	17,137
Exelon Corp.	500,000	16,805
EDP - Energias de Portugal, SA1	2,990,000	11,198
ENN Energy Holdings Ltd.[1]	1,127,000	6,909
Power Assets Holdings Ltd.[1]	640,500	6,542
PG&E Corp.	90,500	4,803
NextEra Energy Partners, LP, restricted-voting shares	94,100	4,123
National Grid PLC[1]	310,000	3,963
		71,480
Energy 3.10%
Coal India Ltd.[1]	1,500,000	8,687
Royal Dutch Shell PLC, Class A (ADR)	130,000	7,755
Enbridge Inc.	156,578	7,547
ConocoPhillips	75,000	4,670
Noble Energy, Inc.	90,000	4,401
Peyto Exploration & Development Corp.	157,000	4,210
Oil Search Ltd.[1]	764,000	4,186
Crescent Point Energy Corp.	180,000	4,013
Chevron Corp.	36,800	3,863
Galp Energia, SGPS, SA, Class B1	355,000	3,834
BG Group PLC[1]	240,000	2,948
Plains GP Holdings, LP, Class A	96,200	2,729
		58,843
Miscellaneous 4.19%
Other common stocks in initial period of acquisition		79,341
Total common stocks (cost: $1,492,666,000)		1,815,535
Preferred securities 0.02% Consumer discretionary 0.02%
Zee Entertainment Enterprises Ltd., 6.00% preferred, expires 2022	34,020,000	435
Total preferred securities (cost: $256,000)		435
Convertible bonds 0.03% Consumer discretionary 0.03%	Principal amount (000)
MGM Resorts International 4.25% convertible notes 2015	$502	572
Total convertible bonds (cost: $501,000)		572
Bonds, notes & other debt instruments 0.77% Corporate bonds & notes 0.39% Consumer discretionary 0.28%
Royal Caribbean Cruises Ltd. 11.875% 2015	5,100	5,266
American Funds Insurance Series — Global Growth and Income Fund — Page 42 of 170

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services 0.11%	Principal amount (000)	Value (000)
NII Capital Corp. 8.875% 2019[4]	$575	$276
NII Capital Corp. 11.375% 2019[4,5]	800	764
NII Capital Corp. 7.625% 2021[4]	3,625	1,142
		2,182
Total corporate bonds & notes		7,448
U.S. Treasury bonds & notes 0.38% U.S. Treasury 0.38%
U.S. Treasury 0.25% 2015	6,805	6,807
U.S. Treasury 0.25% 2015	400	400
Total U.S. Treasury bonds & notes		7,207
Total bonds, notes & other debt instruments (cost: $16,344,000)		14,655
Short-term securities 2.91%
AstraZeneca PLC 0.12% due 5/20/2015[5]	25,000	24,995
Fannie Mae 0.15% due 7/1/2015	9,200	9,199
General Electric Co. 0.08% due 4/1/2015	950	950
Sumitomo Mitsui Banking Corp. 0.24% due 5/11/2015[5]	10,000	9,998
Victory Receivables Corp. 0.16% due 4/6/2015[5]	10,000	10,000
Total short-term securities (cost: $55,140,000)		55,142
Total investment securities 99.51% (cost: $1,564,907,000)		1,886,339
Other assets less liabilities 0.49%		9,220
Net assets 100.00%		$1,895,559
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $20,937,000 over the prior 12-month period.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 3/31/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	5/1/2015	HSBC Bank	$1,102	A$1,400	$37
Euros	4/20/2015	Citibank	$9,033	€8,425	(28)
Japanese yen	4/14/2015	JPMorgan Chase	$9,709	¥1,150,000	118
Japanese yen	4/23/2015	JPMorgan Chase	$54	¥6,500	—[6]
Japanese yen	4/27/2015	Bank of America, N.A.	$1,753	¥210,000	2
Japanese yen	4/27/2015	UBS AG	$54	¥6,500	—[6]
Japanese yen	4/28/2015	Bank of America, N.A.	$54	¥6,500	—[6]
					$129
American Funds Insurance Series — Global Growth and Income Fund — Page 43 of 170

unaudited
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on such holdings and related transactions during the three months ended March 31, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 3/31/2015 (000)
Rickmers Maritime[1]	54,840,000	—	—	54,840,000	$329	$11,380
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $810,019,000, which represented 42.73% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $45,757,000, which represented 2.41% of the net assets of the fund.
[6]	Amount less than one thousand.

Key to abbreviations and symbols
ADR = American Depositary Receipts
CDI = CREST Depository Interest
FDR = Fiduciary Depositary Receipts
A$ = Australian dollars
CAD = Canadian dollars
€ = Euros
GBP = British pounds
¥ = Japanese yen
American Funds Insurance Series — Global Growth and Income Fund — Page 44 of 170

Growth-Income Fund
Investment portfolio
March 31, 2015
unaudited
Common stocks 92.93% Health care 18.85%	Shares	Value (000)
Amgen Inc.	5,291,700	$845,878
Gilead Sciences, Inc.[1]	8,141,900	798,965
Express Scripts Holding Co.[1]	2,600,309	225,629
Merck & Co., Inc.	3,626,080	208,427
Stryker Corp.	2,185,011	201,567
Alexion Pharmaceuticals, Inc.[1]	1,115,000	193,229
Hologic, Inc.[1]	5,661,300	186,964
Humana Inc.	1,048,600	186,672
UnitedHealth Group Inc.	1,568,396	185,526
Medtronic PLC	2,310,000	180,157
Cardinal Health, Inc.	1,800,000	162,486
Illumina, Inc.[1]	847,800	157,386
Endo International PLC[1]	1,671,000	149,889
Quest Diagnostics Inc.	1,939,800	149,074
Edwards Lifesciences Corp.[1]	764,800	108,953
Bayer AG2	672,000	100,972
BioMarin Pharmaceutical Inc.[1]	725,000	90,349
Thermo Fisher Scientific Inc.	606,000	81,410
AbbVie Inc.	1,300,000	76,102
Pfizer Inc.	1,995,851	69,436
Bristol-Myers Squibb Co.	950,500	61,307
St. Jude Medical, Inc.	933,285	61,037
Boston Scientific Corp.[1]	2,900,000	51,475
Novartis AG2	485,150	47,976
AmerisourceBergen Corp.	391,800	44,536
Incyte Corp.[1]	457,000	41,889
Receptos, Inc.[1]	220,300	36,325
Abbott Laboratories	781,800	36,221
Agios Pharmaceuticals, Inc.[1]	378,000	35,645
		4,775,482
Information technology 15.28%
Texas Instruments Inc.	12,199,259	697,615
Google Inc., Class A1	606,000	336,148
Google Inc., Class C1	559,800	306,771
Oracle Corp.	10,556,500	455,513
Microsoft Corp.	8,090,000	328,899
Yahoo! Inc.[1]	5,038,000	223,864
Apple Inc.	1,560,700	194,198
Accenture PLC, Class A	2,068,500	193,798
Intuit Inc.	1,589,400	154,108
Broadcom Corp., Class A	2,938,500	127,222
Autodesk, Inc.[1]	1,800,000	105,552
Intel Corp.	3,000,000	93,810
Tata Consultancy Services Ltd.[2]	1,800,000	73,404
KLA-Tencor Corp.	1,250,000	72,862
American Funds Insurance Series — Growth-Income Fund — Page 45 of 170

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Automatic Data Processing, Inc.	747,300	$63,999
NetApp, Inc.	1,471,690	52,186
MercadoLibre, Inc.	402,000	49,253
Avago Technologies Ltd.	377,900	47,986
VeriSign, Inc.[1]	692,200	46,357
Visa Inc., Class A	647,600	42,359
Mobileye NV1	985,200	41,408
Linear Technology Corp.	800,000	37,440
Tableau Software, Inc., Class A1	388,200	35,916
Motorola Solutions, Inc.	441,200	29,415
SAP SE2	239,500	17,391
Nintendo Co., Ltd.[2]	75,000	11,038
First Solar, Inc.[1]	170,000	10,164
Western Union Co.	400,000	8,324
Verint Systems Inc.[1]	125,924	7,798
Computer Sciences Corp.	95,000	6,202
Comverse, Inc.[1]	97,000	1,911
		3,872,911
Consumer discretionary 13.60%
Amazon.com, Inc.[1]	1,865,100	694,004
Home Depot, Inc.	2,945,400	334,627
Time Warner Inc.	3,425,000	289,207
Comcast Corp., Class A	3,962,500	223,762
Comcast Corp., Class A, special nonvoting shares	1,000,000	56,065
General Motors Co.	6,952,256	260,710
Royal Caribbean Cruises Ltd.	1,983,000	162,309
Newell Rubbermaid Inc.	3,671,300	143,438
Carnival Corp., units	2,823,400	135,071
Netflix, Inc.[1]	282,300	117,632
Fiat Chrysler Automobiles NV1,2	7,000,000	113,810
Johnson Controls, Inc.	2,236,800	112,824
Daimler AG2	949,800	91,479
Las Vegas Sands Corp.	1,622,000	89,275
Daily Mail and General Trust PLC, Class A, nonvoting[2]	6,400,000	83,728
Sirius XM Holdings Inc.[1]	21,377,000	81,660
Toyota Motor Corp.[2]	1,050,000	73,281
Twenty-First Century Fox, Inc., Class A	2,006,200	67,890
Delphi Automotive PLC	747,500	59,606
Cedar Fair, LP	1,031,500	59,208
Starbucks Corp.	579,800	54,907
Viacom Inc., Class B	735,100	50,207
Marks and Spencer Group PLC[2]	4,879,000	38,705
Coach, Inc.	630,000	26,101
NIKE, Inc., Class B	202,600	20,327
Kering SA2	35,000	6,841
		3,446,674
Industrials 9.66%
General Dynamics Corp.	1,896,000	257,344
CSX Corp.	7,524,200	249,202
Precision Castparts Corp.	1,061,813	222,981
Nielsen NV	4,401,039	196,154
Waste Management, Inc.	2,938,000	159,328
Cummins Inc.	923,600	128,048
American Funds Insurance Series — Growth-Income Fund — Page 46 of 170

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Norfolk Southern Corp.	1,062,360	$109,338
Union Pacific Corp.	956,200	103,566
Towers Watson & Co., Class A	677,802	89,595
Rockwell Automation	767,600	89,034
United Technologies Corp.	738,300	86,529
Verisk Analytics, Inc., Class A1	1,100,000	78,540
3M Co.	442,700	73,023
United Parcel Service, Inc., Class B	621,400	60,239
Siemens AG (ADR)	391,000	42,306
Siemens AG2	150,000	16,240
CAE Inc.	5,000,000	58,347
Republic Services, Inc.	1,430,000	58,001
Safran SA2	709,713	49,599
Air Lease Corp., Class A	1,265,000	47,741
Caterpillar Inc.	590,000	47,218
Boeing Co.	271,900	40,807
Zodiac Aerospace SA2	1,201,100	39,806
ABB Ltd[2]	1,820,500	38,625
United Continental Holdings, Inc.[1]	553,322	37,211
Chart Industries, Inc.[1]	868,000	30,445
Lockheed Martin Corp.	109,900	22,305
Schneider Electric SE2	201,100	15,642
		2,447,214
Financials 7.90%
Crown Castle International Corp.	2,914,400	240,555
Marsh & McLennan Companies, Inc.	3,426,100	192,170
State Street Corp.	2,534,500	186,362
JPMorgan Chase & Co.	2,455,300	148,742
Wells Fargo & Co.	2,410,900	131,153
Weyerhaeuser Co.[1]	3,784,541	125,458
Principal Financial Group, Inc.	2,200,000	113,014
Intercontinental Exchange, Inc.	463,533	108,128
Goldman Sachs Group, Inc.	555,000	104,323
HSBC Holdings PLC (HKD denominated)[2]	7,241,433	62,137
HSBC Holdings PLC (ADR)	769,270	32,763
Iron Mountain Inc.	2,570,121	93,758
American International Group, Inc.	1,665,000	91,225
Barclays PLC[2]	20,543,750	73,715
Aon PLC, Class A	725,700	69,754
Moody’s Corp.	447,458	46,446
CME Group Inc., Class A	388,400	36,785
U.S. Bancorp	745,000	32,534
Bank of New York Mellon Corp.	805,000	32,393
Citigroup Inc.	600,000	30,912
UBS Group AG2	1,343,666	25,217
Prudential Financial, Inc.	300,000	24,093
Motors Liquidation Co. GUC Trust[1]	21,864	374
		2,002,011
Consumer staples 6.84%
Philip Morris International Inc.	4,108,330	309,480
Coca-Cola Co.	5,615,500	227,709
Altria Group, Inc.	4,050,700	202,616
CVS Health Corp.	1,670,000	172,361
American Funds Insurance Series — Growth-Income Fund — Page 47 of 170

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Walgreens Boots Alliance, Inc.	1,500,000	$127,020
Herbalife Ltd.	2,365,500	101,149
Pernod Ricard SA2	826,600	97,542
PepsiCo, Inc.	998,419	95,469
Avon Products, Inc.	11,644,800	93,042
L’Oréal SA, bonus shares[2]	470,000	86,538
Asahi Group Holdings, Ltd.[2]	2,122,000	67,425
Mondelez International, Inc.	1,774,400	64,038
Kroger Co.	650,000	49,829
Reynolds American Inc.	470,000	32,388
Hypermarcas SA, ordinary nominative[1]	966,400	5,965
		1,732,571
Materials 6.45%
Celanese Corp., Series A	5,930,400	331,272
Dow Chemical Co.	6,573,500	315,397
Monsanto Co.	1,980,243	222,857
Mosaic Co.	2,903,500	133,735
Valspar Corp.	1,433,600	120,466
Freeport-McMoRan Inc.	4,925,800	93,344
International Flavors & Fragrances Inc.	764,900	89,799
Vale SA, Class A, preferred nominative (ADR)	14,293,800	69,325
Vale SA, Class A, preferred nominative	4,190,000	20,283
Praxair, Inc.	722,000	87,174
Rio Tinto PLC[2]	1,742,000	71,164
Albemarle Corp.	604,822	31,959
Koninklijke DSM NV2	419,424	23,434
ArcelorMittal[2]	1,675,000	15,758
PolyOne Corp.	226,000	8,441
		1,634,408
Energy 6.07%
ConocoPhillips	3,434,460	213,830
EOG Resources, Inc.	2,214,300	203,029
Royal Dutch Shell PLC, Class A (ADR)	3,016,000	179,904
Schlumberger Ltd.	2,055,000	171,469
Chevron Corp.	1,223,200	128,412
BP PLC[2]	15,199,845	98,206
Apache Corp.	1,370,000	82,652
Baker Hughes Inc.	1,197,600	76,143
Veresen Inc.	5,620,000	74,013
Devon Energy Corp.	1,000,000	60,310
Golar LNG Ltd.	1,569,000	52,216
Eni SpA[2]	2,522,000	43,651
BG Group PLC[2]	3,436,000	42,210
FMC Technologies, Inc.[1]	1,067,184	39,497
Enbridge Inc.	682,300	32,888
Tullow Oil PLC (Ireland)[2]	6,204,000	25,906
Cobalt International Energy, Inc.[1]	1,465,200	13,788
		1,538,124
American Funds Insurance Series — Growth-Income Fund — Page 48 of 170

unaudited
Common stocks Telecommunication services 2.20%	Shares	Value (000)
Verizon Communications Inc.	9,429,701	$458,566
AT&T Inc.	2,495,000	81,462
CenturyLink, Inc.	540,000	18,657
		558,685
Utilities 1.13%
Sempra Energy	1,595,000	173,887
Exelon Corp.	2,263,650	76,081
Dominion Resources, Inc.	500,000	35,435
		285,403
Miscellaneous 4.95%
Other common stocks in initial period of acquisition		1,255,430
Total common stocks (cost: $16,130,660,000)		23,548,913
Rights & warrants 0.02% Consumer discretionary 0.02%
General Motors Co., Series A, warrants, expire 2016[1]	85,694	2,378
General Motors Co., Series B, warrants, expire 2019[1]	85,694	1,684
Total rights & warrants (cost: $3,908,000)		4,062
Convertible stocks 0.04% Financials 0.04%
OFG Bancorp, Series C, 8.75% noncumulative convertible preferred[3]	6,000	8,906
Total convertible stocks (cost: $6,000,000)		8,906
Convertible bonds 0.14% Information technology 0.14%	Principal amount (000)
VeriSign, Inc. 3.25% convertible note 2037[4]	$ 18,020	35,826
Total convertible bonds (cost: $27,669,000)		35,826
Bonds, notes & other debt instruments 0.13% Corporate bonds & notes 0.07% Telecommunication services 0.07%
Sprint Nextel Corp. 9.125% 2017	13,000	14,235
Sprint Nextel Corp. 11.50% 2021	3,700	4,486
Total corporate bonds & notes		18,721
U.S. Treasury bonds & notes 0.06% U.S. Treasury 0.06%
U.S. Treasury 0.25% 2015	14,925	14,930
Total U.S. Treasury bonds & notes		14,930
Total bonds, notes & other debt instruments (cost: $31,624,000)		33,651
American Funds Insurance Series — Growth-Income Fund — Page 49 of 170

unaudited
Short-term securities 6.20%	Principal amount (000)	Value (000)
Chariot Funding, LLC 0.22% due 4/16/2015[5]	$50,000	$49,996
Chevron Corp. 0.11%–0.16% due 4/20/2015–7/10/2015[5]	129,700	129,665
Ciesco LLC 0.27% due 8/7/2015	50,000	49,955
Coca-Cola Co. 0.18%–0.22% due 4/20/2015–7/10/2015[5]	85,000	84,989
Fannie Mae 0.10%–0.17% due 5/13/2015–12/1/2015	198,700	198,569
Federal Home Loan Bank 0.06%–0.17% due 4/1/2015–11/2/2015	527,350	527,213
Freddie Mac 0.10%–0.19% due 5/5/2015–11/16/2015	212,400	212,272
John Deere Financial Ltd. 0.09% due 4/10/2015[5]	3,200	3,200
McDonald’s Corp. 0.10% due 5/15/2015[5]	21,400	21,398
Merck & Co. Inc. 0.08% due 4/16/2015[5]	30,000	29,999
Microsoft Corp. 0.10% due 4/15/2015–4/22/2015[5]	64,500	64,498
PepsiCo Inc. 0.09% due 5/20/2015[5]	40,000	39,994
Precision Castpart Corp. 0.11% due 5/19/2015[5]	20,000	19,995
Procter & Gamble Co. 0.11% due 5/26/2015[5]	50,000	49,994
U.S. Treasury Bills 0.13% due 6/25/2015	7,600	7,600
United Parcel Service Inc. 0.16% due 10/1/2015[5]	25,000	24,974
United Technologies Corp. 0.14% due 6/17/2015–6/25/2015[5]	57,400	57,374
Total short-term securities (cost: $1,571,645,000)		1,571,685
Total investment securities 99.46% (cost: $17,771,506,000)		25,203,043
Other assets less liabilities 0.54%		136,646
Net assets 100.00%		$25,339,689
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $1,604,967,000, which represented 6.33% of the net assets of the fund. This amount includes $1,518,428,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[4]	Coupon rate may change periodically.
[5]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $576,076,000, which represented 2.27% of the net assets of the fund.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
OFG Bancorp, Series C, 8.75% noncumulative convertible preferred	6/28/2012	$6,000	$8,906.04%

Key to abbreviations
ADR = American Depositary Receipts
HKD = Hong Kong dollars
American Funds Insurance Series — Growth-Income Fund — Page 50 of 170

International Growth and Income Fund
Investment portfolio
March 31, 2015
unaudited
Common stocks 91.37% Financials 23.30%	Shares	Value (000)
Prudential PLC[1]	986,824	$24,434
CK Hutchison Holdings Ltd.[1]	1,046,000	21,399
Siam Commercial Bank PCL[1]	2,936,000	16,039
St. James’s Place PLC[1]	1,048,000	14,501
Wharf (Holdings) Ltd.[1]	2,071,000	14,437
BNP Paribas SA1	233,700	14,213
Barclays PLC[1]	3,872,500	13,895
Banco Bilbao Vizcaya Argentaria, SA1	641,952	6,479
Banco Bilbao Vizcaya Argentaria, SA (ADR)	320,944	3,219
bank muscat (SAOG)[1]	7,092,750	9,669
Axis Bank Ltd.[1]	906,000	8,126
HSBC Holdings PLC (HKD denominated)[1]	461,368	3,959
HSBC Holdings PLC (GBP denominated)[1]	380,000	3,234
Japan Real Estate Investment Corp.[1]	1,432	6,733
Assicurazioni Generali SpA[1]	340,000	6,691
Credit Suisse Group AG1	240,219	6,467
HDFC Bank Ltd.[1]	333,000	6,371
Banco Santander, SA1,2	840,931	6,325
Legal & General Group PLC[1]	1,390,000	5,738
Mitsui Fudosan Co., Ltd.[1]	172,000	5,055
Link Real Estate Investment Trust[1]	821,000	5,052
Toronto-Dominion Bank	113,000	4,837
Standard Life PLC[1]	679,688	4,787
Bank of Ireland[1,2]	11,762,000	4,451
Sampo Oyj, Class A1	82,700	4,179
Bank Rakyat Indonesia (Persero) Tbk PT1	4,084,000	4,142
RioCan Real Estate Investment Trust	172,800	3,952
Investor AB, Class B1	93,600	3,729
Sberbank of Russia (ADR)[1]	580,500	2,547
Sberbank of Russia (GDR)[1,3]	116,832	513
Svenska Handelsbanken AB, Class A1	67,500	3,047
Fibra Uno Administración, SA de CV	1,129,749	2,993
ING Groep NV, depository receipts[1,2]	109,000	1,599
		242,812
Consumer discretionary 14.18%
H & M Hennes & Mauritz AB, Class B1	460,700	18,673
Numericable-SFR, non-registered shares[1,2]	210,435	11,476
HUGO BOSS AG1	80,420	9,793
GKN PLC[1]	1,832,000	9,739
Whitbread PLC[1]	119,297	9,271
Porsche Automobil Holding SE, nonvoting preferred[1]	94,000	9,227
L’Occitane International SA1	2,840,000	8,100
Daily Mail and General Trust PLC, Class A, nonvoting[1]	543,600	7,112
Barratt Developments PLC[1]	879,000	6,883
Crown Resorts Ltd.[1]	564,000	5,722
American Funds Insurance Series — International Growth and Income Fund — Page 51 of 170

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Rightmove PLC[1]	119,000	$5,283
ProSiebenSat.1 Media AG1	105,348	5,177
WPP PLC[1]	221,600	5,026
Galaxy Entertainment Group Ltd.[1]	1,100,000	4,988
Genting Singapore PLC[1]	7,083,000	4,738
Inchcape PLC[1]	373,000	4,383
SJM Holdings Ltd.[1]	3,148,000	4,103
Sands China Ltd.[1]	972,000	4,015
Liberty Global PLC, Class C2	57,700	2,874
Liberty Global PLC, Class A2	18,500	952
RTL Group SA, non-registered shares[1]	32,100	3,087
PT Surya Citra Media Tbk[1]	11,260,000	2,920
Daimler AG1	24,700	2,379
Ladbrokes PLC[1]	842,400	1,302
Volkswagen AG, nonvoting preferred[1]	1,873	498
		147,721
Consumer staples 11.21%
Philip Morris International Inc.	396,300	29,853
British American Tobacco PLC[1]	292,400	15,107
Imperial Tobacco Group PLC[1]	338,763	14,871
Japan Tobacco Inc.[1]	396,600	12,531
CALBEE, Inc.[1]	284,400	12,363
Nestlé SA1	124,000	9,362
Glanbia PLC[1]	428,000	7,944
Associated British Foods PLC[1]	140,580	5,873
Pernod Ricard SA1	49,250	5,812
Orion Corp.[1]	3,000	3,123
		116,839
Health care 10.55%
Novartis AG1	429,870	42,509
Glenmark Pharmaceuticals Ltd.[1]	1,180,000	14,858
Orion Oyj, Class B1	429,600	12,115
Sonic Healthcare Ltd.[1]	618,000	9,601
Bayer AG1	59,423	8,929
Fresenius SE & Co. KGaA[1]	111,000	6,629
UCB SA1	85,200	6,140
Grifols SA, Class B, preferred nonvoting, non-registered shares[1]	166,000	5,556
Fresenius Medical Care AG & Co. KGaA[1]	43,100	3,587
		109,924
Utilities 9.59%
EDP - Energias de Portugal, SA1	9,490,084	35,541
SSE PLC[1]	1,074,648	23,869
National Grid PLC[1]	825,498	10,554
Power Assets Holdings Ltd.[1]	1,013,000	10,346
Fortum Oyj[1]	377,072	7,904
ENN Energy Holdings Ltd.[1]	858,000	5,260
PT Perusahaan Gas Negara (Persero) Tbk[1]	10,961,500	4,016
Power Grid Corp. of India Ltd.[1]	1,000,853	2,467
		99,957
American Funds Insurance Series — International Growth and Income Fund — Page 52 of 170

unaudited
Common stocks Industrials 8.31%	Shares	Value (000)
easyJet PLC[1]	580,489	$16,199
Aena, SA, non-registered shares[1,2]	143,466	14,425
ASSA ABLOY AB, Class B1	206,800	12,325
Rolls-Royce Holdings PLC[1,2]	525,000	7,412
Airbus Group NV, non-registered shares[1]	104,000	6,758
Jardine Matheson Holdings Ltd.[1]	94,200	5,946
BAE Systems PLC[1]	635,000	4,923
Hutchison Whampoa Ltd.[1]	347,000	4,800
Bunzl PLC[1]	170,752	4,633
Deutsche Post AG1	141,000	4,411
Keppel Corp. Ltd.[1]	464,000	3,035
AB Volvo, Class B1	93,800	1,134
Schneider Electric SE1	7,228	562
		86,563
Energy 4.34%
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	455,000	13,522
Veresen Inc.	922,000	12,143
BP PLC[1]	1,169,200	7,554
BG Group PLC[1]	474,000	5,823
Suncor Energy Inc.	123,987	3,623
Canadian Natural Resources, Ltd.	83,000	2,544
		45,209
Telecommunication services 3.87%
China Mobile Ltd.[1]	700,000	9,124
SoftBank Corp.[1]	106,000	6,162
Intouch Holdings PCL[1]	1,983,000	4,706
Advanced Info Service PCL[1]	530,400	3,859
Bharti Infratel Ltd.[1]	620,000	3,819
Mobile TeleSystems OJSC (ADR)	362,500	3,661
Singapore Telecommunications Ltd.[1]	1,075,000	3,427
China Communications Services Corp. Ltd., Class H1	7,054,800	3,131
TeliaSonera AB1	377,000	2,396
		40,285
Materials 3.26%
Syngenta AG1	29,080	9,891
Fortescue Metals Group Ltd.[1]	6,300,000	9,335
Rio Tinto PLC[1]	115,000	4,698
Vale SA, Class A, preferred nominative (ADR)	814,185	3,949
BASF SE1	31,200	3,104
Amcor Ltd.[1]	282,000	3,009
		33,986
Information technology 1.31%
Delta Electronics, Inc.[1]	1,380,760	8,692
Youku Tudou Inc., Class A (ADR)[2]	202,700	2,534
Yandex NV, Class A2	100,000	1,516
Mail.Ru Group Ltd. (GDR)[1,2]	45,000	886
		13,628
American Funds Insurance Series — International Growth and Income Fund — Page 53 of 170

unaudited
Common stocks Miscellaneous 1.45%	Shares	Value (000)
Other common stocks in initial period of acquisition		$15,085
Total common stocks (cost: $902,984,000)		952,009
Rights & warrants 0.01% Financials 0.01%
Banco Bilbao Vizcaya Argentaria, SA, rights, non-registered shares, expire 2015[1,2]	641,952	92
Total rights & warrants (cost: $91,000)		92
Convertible bonds 0.24% Financials 0.24%	Principal amount (000)
bank muscat (SAOG) 3.50% convertible notes 2018[1]	OMR1,003	261
Bank of Ireland 10.00% convertible notes 2016	€1,950	2,272
Total convertible bonds (cost: $2,820,000)		2,533
Bonds, notes & other debt instruments 1.32% Corporate bonds & notes 0.91% Materials 0.38%
First Quantum Minerals Ltd. 6.75% 2020[3]	$2,349	2,185
FMG Resources 6.00% 2017[3]	1,640	1,629
FMG Resources 6.875% 2018[3,4]	200	196
		4,010
Telecommunication services 0.36%
Altice Finco SA, First Lien, 7.75% 2022[3]	450	459
América Móvil, SAB de CV 8.46% 2036	MXN18,100	1,188
MTS International Funding Ltd. 8.625% 2020	$1,050	1,105
Numericable Group SA 6.00% 2022[3]	950	965
		3,717
Energy 0.10%
Gazprom OJSC 4.95% 2022[3]	825	741
Gazprom OJSC, Series 9, 6.51% 2022	270	263
		1,004
Financials 0.07%
Bank of Ireland 10.24% (undated)	€680	772
Total corporate bonds & notes		9,503
Bonds & notes of governments & government agencies outside the U.S. 0.41%
Hungarian Government, Series 20A, 7.50% 2020	HUF118,480	528
Kingdom of Denmark 1.75% 2025	DKr11,400	1,892
Portuguese Government 5.65% 2024	€1,270	1,836
		4,256
Total bonds, notes & other debt instruments (cost: $14,638,000)		13,759
American Funds Insurance Series — International Growth and Income Fund — Page 54 of 170

unaudited
Short-term securities 6.40%	Principal amount (000)	Value (000)
Electricité de France 0.18% due 5/19/2015–6/3/2015[3]	$18,900	$18,894
Fannie Mae 0.13% due 9/14/2015	13,300	13,292
Federal Home Loan Bank 0.13% due 8/7/2015	13,000	12,996
General Electric Co. 0.08% due 4/1/2015	5,500	5,500
National Australia Bank Ltd. 0.14% due 5/12/2015[3]	10,800	10,798
Sumitomo Mitsui Banking Corp. 0.15% due 4/6/2015[3]	5,200	5,200
Total short-term securities (cost: $66,678,000)		66,680
Total investment securities 99.34% (cost: $987,211,000)		1,035,073
Other assets less liabilities 0.66%		6,875
Net assets 100.00%		$1,041,948
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $873,711,000, which represented 83.85% of the net assets of the fund. This amount includes $865,324,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $41,580,000, which represented 3.99% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviations and symbols
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
DKr = Danish kroner
€ = Euros
GBP = British pounds
HKD = Hong Kong dollars
HUF = Hungarian forints
MXN = Mexican pesos
OMR = Omani rials
American Funds Insurance Series — International Growth and Income Fund — Page 55 of 170

Capital Income Builder®
Investment portfolio
March 31, 2015
unaudited
Common stocks 82.79% Consumer staples 15.52%	Shares	Value (000)
Philip Morris International Inc.	38,975	$2,936
Altria Group, Inc.	43,910	2,196
Coca-Cola Co.	52,845	2,143
Unilever PLC[1]	46,110	1,923
Japan Tobacco Inc.[1]	37,400	1,182
Kraft Foods Group, Inc.	11,335	987
Helmerich & Payne, Inc.	11,100	756
Reynolds American Inc.	10,870	749
PNC Financial Services Group, Inc.	7,200	671
Imperial Tobacco Group PLC[1]	12,800	562
Haversham Holdings PLC[1,2]	223,000	529
LyondellBasell Industries NV	5,900	518
Schneider Electric SE1	5,591	435
TeliaSonera AB1	55,691	354
Prudential PLC[1]	13,800	342
Tate & Lyle PLC[1]	36,800	326
Coca-Cola Amatil Ltd.[1]	39,612	325
Nestlé SA1	2,506	189
		17,123
Financials 12.65%
Sampo Oyj, Class A1	47,697	2,410
Swedbank AB, Class A1	80,127	1,915
BB&T Corp.	35,080	1,368
CME Group Inc., Class A	13,995	1,326
Mercury General Corp.	22,010	1,271
Wells Fargo & Co.	18,500	1,006
HSBC Holdings PLC (GBP denominated)[1]	102,820	875
Aberdeen Asset Management PLC[1]	116,800	796
Iron Mountain Inc.	19,695	719
Svenska Handelsbanken AB, Class A1	15,425	696
Bank of China Ltd., Class H1	1,132,000	654
People’s United Financial, Inc.	33,150	504
Skandinaviska Enskilda Banken AB, Class A1	34,975	409
		13,949
Health care 11.01%
Novartis AG1	27,130	2,683
Pfizer Inc.	73,480	2,556
AstraZeneca PLC[1]	20,150	1,382
AstraZeneca PLC (ADR)	14,890	1,019
Bristol-Myers Squibb Co.	22,585	1,457
GlaxoSmithKline PLC[1]	50,100	1,147
Merck & Co., Inc.	14,295	822
Roche Holding AG1	1,909	526
American Funds Insurance Series — Capital Income Builder — Page 56 of 170

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Crown Castle International Corp.	3,600	$297
AbbVie Inc.	4,320	253
		12,142
Telecommunication services 8.50%
Verizon Communications Inc.	51,851	2,522
HKT Trust and HKT Ltd., units[1]	1,242,340	1,597
Singapore Telecommunications Ltd.[1]	417,900	1,332
AT&T Inc.	28,180	920
Swisscom AG1	1,281	744
TDC A/S1	99,733	714
Vodafone Group PLC[1]	191,700	627
NTT DoCoMo, Inc.[1]	32,600	566
Telstra Corp. Ltd.[1]	45,395	218
CenturyLink, Inc.	3,765	130
		9,370
Utilities 7.91%
SSE PLC[1]	100,958	2,242
National Grid PLC[1]	97,040	1,241
Fortum Oyj[1]	41,096	861
Power Assets Holdings Ltd.[1]	71,000	725
Red Eléctrica de Corporación, SA1	8,683	704
Infratil Ltd.[1]	295,187	702
Cheung Kong Infrastructure Holdings Ltd.[1]	78,000	670
Duke Energy Corp.	6,800	522
EDP - Energias de Portugal, SA1	127,817	479
Snam SPA[1]	96,967	470
GDF SUEZ SA1	5,434	107
		8,723
Energy 6.60%
ConocoPhillips	33,415	2,080
Royal Dutch Shell PLC, Class B1	47,860	1,487
Kinder Morgan, Inc.	24,000	1,010
Exxon Mobil Corp.	10,800	918
Enbridge Inc.	13,670	659
Crescent Point Energy Corp.	25,530	569
Eni SpA[1]	26,766	463
Seadrill Ltd.	10,340	97
		7,283
Consumer discretionary 6.55%
Daimler AG1	17,837	1,718
Greene King PLC[1]	91,320	1,132
Electrolux AB, Series B1	31,563	904
Leggett & Platt, Inc.	18,890	871
SES SA, Class A (FDR)[1]	19,717	698
Gannett Co., Inc.	14,580	540
Bayerische Motoren Werke AG1	3,698	463
Li & Fung Ltd.[1]	432,000	421
Marks and Spencer Group PLC[1]	36,700	291
SJM Holdings Ltd.[1]	141,000	184
		7,222
American Funds Insurance Series — Capital Income Builder — Page 57 of 170

unaudited
Common stocks Information technology 6.50%	Shares	Value (000)
Microsoft Corp.	59,160	$2,405
VTech Holdings Ltd.[1]	79,100	1,128
Xilinx, Inc.	25,940	1,097
Texas Instruments Inc.	16,730	957
Paychex, Inc.	18,710	928
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	141,000	654
		7,169
Industrials 3.75%
Lockheed Martin Corp.	4,655	945
Siemens AG1	7,556	818
Boeing Co.	5,300	795
BAE Systems PLC[1]	98,600	765
Nielsen NV	12,000	535
Safran SA1	3,995	279
		4,137
Materials 2.97%
Dow Chemical Co.	24,015	1,152
Amcor Ltd.[1]	69,804	745
Givaudan SA1	335	605
Nucor Corp.	11,130	529
Air Products and Chemicals, Inc.	1,610	243
		3,274
Miscellaneous 0.83%
Other common stocks in initial period of acquisition		913
Total common stocks (cost: $92,260,000)		91,305
Convertible stocks 0.22% Miscellaneous 0.22%
Other convertible stocks in initial period of acquisition		238
Total convertible stocks (cost: $240,000)		238
Bonds, notes & other debt instruments 14.43% Mortgage-backed obligations 7.62%	Principal amount (000)
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A1A, 5.896% 2040[3,4]	$ 249	270
Fannie Mae 3.50% 2044[4,5]	850	889
Government National Mortgage Assn. 5.616% 2059[4]	225	238
Government National Mortgage Assn. 4.81% 2060[4]	157	167
Government National Mortgage Assn. 5.46% 2060[4]	157	171
Government National Mortgage Assn. 4.664% 2061[4]	212	228
Government National Mortgage Assn. 4.797% 2061[4]	193	206
Government National Mortgage Assn. 6.856% 2061[4]	110	118
Government National Mortgage Assn. 4.559% 2062[4]	57	63
Government National Mortgage Assn. 4.625% 2062[4]	464	507
Government National Mortgage Assn. 4.356% 2063[4]	145	159
Government National Mortgage Assn. 4.491% 2063[4]	60	66
Government National Mortgage Assn. 4.549% 2063[4]	186	206
Government National Mortgage Assn. 3.50% 2045[4,5]	2,000	2,095
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[4]	500	544
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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-1-A, 5.811% 2043[3,4]	$735	$766
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-1-A, 5.439% 2049[4]	473	507
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.641% 2039[3,4]	238	246
ML-CFC Commercial Mortgage Trust, Series 2006-3, Class A1A 5.409% 2046[3,4]	242	255
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A, 5.166% 2049[4]	222	232
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[4]	250	266
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.891% 2043[3,4]	198	205
		8,404
Corporate bonds & notes 3.02% Financials 1.17%
American International Group, Inc. 6.40% 2020	100	121
AvalonBay Communities, Inc. 6.10% 2020	100	117
Bank of America Corp. 5.625% 2020	100	115
BB&T Corp. 6.85% 2019	100	119
Berkshire Hathaway Inc. 4.25% 2021	100	112
BNP Paribas 5.00% 2021	100	114
Developers Diversified Realty Corp. 7.875% 2020	100	125
Goldman Sachs Group, Inc., Series D, 6.00% 2020	100	117
JPMorgan Chase & Co. 6.30% 2019	100	116
Morgan Stanley 7.30% 2019	100	120
Wells Fargo & Co. 5.625% 2017	100	111
		1,287
Consumer discretionary 0.70%
Comcast Corp. 5.15% 2020	100	115
Ford Motor Credit Co. 8.125% 2020	100	125
General Motors Financial Co. 4.375% 2021	100	107
Time Warner Inc. 4.05% 2023	169	181
Time Warner Inc. 3.55% 2024	132	137
Viacom Inc. 5.625% 2019	100	113
		778
Energy 0.30%
Enbridge Energy Partners, LP, Series B, 6.50% 2018	100	111
Enterprise Products Operating LLC 6.50% 2019	100	116
Kinder Morgan Energy Partners, LP 5.30% 2020	100	110
		337
Utilities 0.22%
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	100	120
Progress Energy, Inc. 7.05% 2019	100	119
		239
Health care 0.21%
Amerisource Bergen 4.875% 2019	100	112
McKesson Corp. 7.50% 2019	100	120
		232
Industrials 0.11%
Caterpillar Financial Services Corp. 7.15% 2019	100	120
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials 0.11%	Principal amount (000)	Value (000)
BHP Billiton Finance (USA) Ltd. 6.50% 2019	$100	$118
Consumer staples 0.10%
Kraft Foods Inc. 6.125% 2018	100	114
Telecommunication services 0.10%
Verizon Communications Inc. 5.50% 2018	100	111
Total corporate bonds & notes		3,336
U.S. Treasury bonds & notes 2.48% U.S. Treasury 1.96%
U.S. Treasury 2.25% 2024	2,100	2,159
U.S. Treasury inflation-protected securities 0.52%
U.S. Treasury Inflation-Protected Security 1.375% 2044[6]	100	118
U.S. Treasury Inflation-Protected Security 0.75% 2045[6]	447	457
		575
Total U.S. Treasury bonds & notes		2,734
Asset-backed obligations 1.31%
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-2-A, 0.72% 2018[4]	110	110
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 2019[4,7]	125	125
Prestige Auto Receivables Trust, Series 2015-1, Class A-2, 1.09% 2019[4,7]	125	125
Santander Drive Auto Receivables Trust, Series 2012-2, Class C, 3.20% 2015[4]	691	696
Santander Drive Auto Receivables Trust, Series 2011-4, Class C, 3.82% 2015[4]	130	132
Santander Drive Auto Receivables Trust, Series 2013-2, Class C, 1.95% 2017[4]	250	252
		1,440
Total bonds, notes & other debt instruments (cost: $15,838,000)		15,914
Short-term securities 6.07%
Federal Home Loan Bank 0.06% due 6/1/2015	1,600	1,600
General Electric Co. 0.08% due 4/1/2015	2,700	2,700
John Deere Financial Ltd. 0.11% due 4/8/2015[7]	600	600
Kimberly-Clark Corp. 0.09% due 4/7/2015[7]	1,800	1,800
Total short-term securities (cost: $6,700,000)		6,700
Total investment securities 103.51% (cost: $115,038,000)		114,157
Other assets less liabilities (3.51)%		(3,867)
Net assets 100.00%		$110,290
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous," was $47,252,000, which represented 42.84% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Coupon rate may change periodically.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
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[5]	Purchased on a TBA basis.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,650,000, which represented 2.40% of the net assets of the fund.

Key to abbreviations
ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts
TBA = To be announced
GBP = British pounds
American Funds Insurance Series — Capital Income Builder — Page 61 of 170

Asset Allocation Fund
Investment portfolio
March 31, 2015
unaudited
Common stocks 65.84% Information technology 11.26%	Shares	Value (000)
Microsoft Corp.	15,325,000	$623,038
ASML Holding NV (New York registered)	2,162,000	218,427
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	8,800,000	206,624
VeriSign, Inc.[1]	2,675,000	179,145
Texas Instruments Inc.	3,000,000	171,555
KLA-Tencor Corp.	2,500,000	145,725
Autodesk, Inc.[1]	2,000,000	117,280
Cisco Systems, Inc.	4,000,000	110,100
AAC Technologies Holdings Inc.[2]	16,000,000	98,437
Google Inc., Class A1	77,000	42,712
Google Inc., Class C1	77,000	42,196
Analog Devices, Inc.	438,026	27,596
Amphenol Corp., Class A	350,000	20,625
		2,003,460
Consumer discretionary 11.12%
Comcast Corp., Class A	7,100,000	400,937
Amazon.com, Inc.[1]	765,000	284,657
Home Depot, Inc.	2,405,000	273,232
Twenty-First Century Fox, Inc., Class A	5,850,000	197,964
VF Corp.	1,800,000	135,558
General Motors Co.	3,500,000	131,250
Walt Disney Co.	1,150,000	120,624
Gentex Corp.	5,800,000	106,140
NIKE, Inc., Class B	1,040,000	104,343
Hasbro, Inc.	1,200,000	75,888
Johnson Controls, Inc.	1,120,000	56,493
Naspers Ltd., Class N2	140,000	21,495
MGM Resorts International[1]	1,000,000	21,030
CBS Corp., Class B	315,000	19,098
Time Warner Inc.	200,000	16,888
Cooper-Standard Holdings Inc.[1]	208,685	12,354
Revel AC, Inc. (CVR)[1,2,3]	8,851,470	—
Revel AC, Inc.[1,2,3]	91,401	—
		1,977,951
Industrials 9.29%
Lockheed Martin Corp.	2,115,000	429,260
Boeing Co.	1,720,000	258,138
Robert Half International Inc.	2,000,000	121,040
Rockwell Collins, Inc.	1,180,000	113,929
Cummins Inc.	779,406	108,057
Danaher Corp.	1,220,000	103,578
Nielsen NV	2,200,000	98,054
General Electric Co.	3,500,000	86,835
Parker-Hannifin Corp.	700,000	83,146
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Common stocks Industrials (continued)	Shares	Value (000)
Fastenal Co.	2,000,000	$82,870
United Technologies Corp.	515,000	60,358
Precision Castparts Corp.	260,000	54,600
Rockwell Automation	165,000	19,138
Rolls-Royce Holdings PLC[1,2]	1,100,000	15,529
Waste Connections, Inc.	275,000	13,239
CEVA Group PLC[1,2,4]	6,142	4,453
Atrium Corp.[1,2,4]	535	1
		1,652,225
Financials 8.52%
ACE Ltd.	2,620,000	292,104
JPMorgan Chase & Co.	4,750,000	287,755
Citigroup Inc.	2,750,000	141,680
First Republic Bank	2,200,000	125,598
Marsh & McLennan Companies, Inc.	1,740,000	97,597
Capital One Financial Corp.	1,200,000	94,584
Goldman Sachs Group, Inc.	450,000	84,586
American Express Co.	1,050,000	82,026
Bank of America Corp.	5,000,000	76,950
Allstate Corp.	1,000,000	71,170
Sumitomo Mitsui Financial Group, Inc. (ADR)	7,500,000	58,050
Arch Capital Group Ltd.[1]	860,000	52,976
U.S. Bancorp	450,000	19,651
Moody’s Corp.	165,798	17,210
American Tower Corp.	150,000	14,123
		1,516,060
Health care 8.17%
Merck & Co., Inc.	6,350,000	364,998
Johnson & Johnson	2,075,000	208,745
UnitedHealth Group Inc.	1,675,000	198,136
Incyte Corp.[1]	2,000,000	183,320
Pfizer Inc.	4,910,000	170,819
Roche Holding AG2	400,000	110,297
Thermo Fisher Scientific Inc.	785,000	105,457
Humana Inc.	409,000	72,810
Express Scripts Holding Co.[1]	250,000	21,692
PerkinElmer, Inc.	300,000	15,342
Rotech Healthcare Inc.[1,2]	184,138	2,670
		1,454,286
Energy 6.17%
Noble Energy, Inc.	3,648,000	178,387
Chevron Corp.	1,625,000	170,592
Concho Resources Inc.[1]	1,288,816	149,400
Kinder Morgan, Inc.	2,150,000	90,429
Schlumberger Ltd.	1,020,000	85,109
Core Laboratories NV	800,000	83,592
Weatherford International PLC[1]	5,889,416	72,440
ConocoPhillips	965,000	60,081
Denbury Resources Inc.	8,000,000	58,320
Enbridge Inc.	875,450	42,459
Transocean Ltd.	2,000,000	29,340
Royal Dutch Shell PLC, Class B (ADR)	440,000	27,588
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Common stocks Energy (continued)	Shares	Value (000)
Chesapeake Energy Corp.	1,586,769	$22,469
FMC Technologies, Inc.[1]	400,000	14,804
National Oilwell Varco Inc.	242,524	12,124
		1,097,134
Consumer staples 4.85%
Philip Morris International Inc.	2,850,000	214,690
Unilever NV	3,445,000	143,863
Coca-Cola Co.	3,440,000	139,492
Nestlé SA2	1,310,000	98,904
Kraft Foods Group, Inc.	970,000	84,502
Colgate-Palmolive Co.	920,000	63,793
Procter & Gamble Co.	770,000	63,094
Altria Group, Inc.	375,000	18,757
Lorillard, Inc.	285,000	18,625
Herbalife Ltd.	400,000	17,104
		862,824
Materials 4.70%
FMC Corp.	3,250,000	186,063
Dow Chemical Co.	2,500,000	119,950
LyondellBasell Industries NV	1,250,000	109,750
Monsanto Co.	900,000	101,286
Potash Corp. of Saskatchewan Inc.	3,100,000	99,975
E.I. du Pont de Nemours and Co.	1,000,000	71,470
Nucor Corp.	1,500,000	71,295
Mosaic Co.	1,286,700	59,265
Praxair, Inc.	135,000	16,300
		835,354
Telecommunication services 0.70%
Verizon Communications Inc.	1,565,000	76,106
AT&T Inc.	1,500,000	48,975
		125,081
Miscellaneous 1.06%
Other common stocks in initial period of acquisition		188,003
Total common stocks (cost: $8,234,639,000)		11,712,378
Convertible stocks 0.06% Industrials 0.06%
CEVA Group PLC, Series A-1, 3.275% convertible preferred[2]	6,267	6,267
CEVA Group PLC, Series A-2, 2.275% convertible preferred[2,3]	5,998	4,349
Total convertible stocks (cost: $15,028,000)		10,616
Bonds, notes & other debt instruments 25.62% U.S. Treasury bonds & notes 11.08% U.S. Treasury 8.77%	Principal amount (000)
U.S. Treasury 0.25% 2015	$ 138,000	138,087
U.S. Treasury 1.375% 2015	30,000	30,235
U.S. Treasury 1.50% 2016[5]	97,000	98,366
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Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.00% 2016	$10,500	$10,653
U.S. Treasury 7.25% 2016	2,000	2,155
U.S. Treasury 0.625% 2018	113,000	111,958
U.S. Treasury 3.50% 2018	20,000	21,498
U.S. Treasury 1.50% 2019	400,000	405,188
U.S. Treasury 1.50% 2019	59,000	59,445
U.S. Treasury 1.625% 2019	30,000	30,446
U.S. Treasury 1.75% 2019	21,000	21,403
U.S. Treasury 1.25% 2020	417,000	414,786
U.S. Treasury 1.25% 2020	48,000	47,750
U.S. Treasury 2.25% 2024	8,000	8,225
U.S. Treasury 2.375% 2024	70,000	72,764
U.S. Treasury 4.75% 2041	15,000	21,515
U.S. Treasury 3.125% 2043	40,500	45,205
U.S. Treasury 3.375% 2044	17,000	19,922
		1,559,601
U.S. Treasury inflation-protected securities 2.31%
U.S. Treasury Inflation-Protected Security 0.625% 2024[6]	176,311	183,982
U.S. Treasury Inflation-Protected Security 0.75% 2042[6]	4,138	4,198
U.S. Treasury Inflation-Protected Security 0.625% 2043[6]	15,250	14,993
U.S. Treasury Inflation-Protected Security 1.375% 2044[6]	176,516	208,119
		411,292
Total U.S. Treasury bonds & notes		1,970,893
Corporate bonds & notes 8.07% Financials 1.52%
ACE INA Holdings Inc. 3.15% 2025	3,255	3,335
American Campus Communities, Inc. 3.75% 2023	2,000	2,031
American Campus Communities, Inc. 4.125% 2024	2,835	2,945
American International Group, Inc. 3.375% 2020	5,500	5,811
American International Group, Inc. 3.875% 2035	4,000	4,034
Bank of America Corp., Series L, 2.65% 2019	3,500	3,570
Bank of America Corp. 4.00% 2024	5,500	5,859
Bank of Nova Scotia 2.55% 2017	6,000	6,162
Barclays Bank PLC 3.65% 2025	3,960	3,981
BB&T Corp. 2.45% 2020	6,000	6,108
BPCE SA group 4.00% 2024	1,775	1,889
BPCE SA group 4.625% 2024[4]	2,400	2,467
BPCE SA group 5.15% 2024[4]	2,955	3,163
Brandywine Operating Partnership, LP 3.95% 2023	380	387
CIT Group Inc. 3.875% 2019	12,735	12,640
Citigroup Inc. 3.875% 2025	6,000	6,045
Corporate Office Properties LP 5.25% 2024	3,595	3,918
Credit Agricole SA 4.375% 2025[4]	1,620	1,641
Credit Suisse Group AG 3.625% 2024	3,950	4,088
Crescent Resources 10.25% 2017[4]	2,050	2,204
DDR Corp. 3.625% 2025	1,135	1,135
Developers Diversified Realty Corp. 7.50% 2017	3,460	3,848
Essex Portfolio L.P. 3.875% 2024	2,115	2,217
Essex Portfolio L.P. 3.50% 2025	4,420	4,499
Goldman Sachs Group, Inc. 2.55% 2019	4,000	4,061
Goldman Sachs Group, Inc. 2.60% 2020	3,320	3,359
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Goldman Sachs Group, Inc. 3.85% 2024	$3,000	$3,143
Hospitality Properties Trust 6.30% 2016	3,000	3,099
Hospitality Properties Trust 6.70% 2018	6,540	7,200
HSBC Holdings PLC 4.25% 2024	3,000	3,154
Icahn Enterprises Finance Corp. 3.50% 2017	8,825	8,913
Intercontinentalexchange, Inc. 2.50% 2018	7,000	7,221
Intesa Sanpaolo SpA 5.017% 2024[4]	5,730	5,875
iStar Financial Inc. 4.00% 2017	7,275	7,211
iStar Financial Inc., Series B, 9.00% 2017	2,330	2,569
JPMorgan Chase & Co. 1.35% 2017	1,515	1,521
JPMorgan Chase & Co. 3.25% 2022	3,000	3,073
JPMorgan Chase & Co. 3.125% 2025	4,000	4,010
Kimco Realty Corp. 6.875% 2019	2,375	2,829
Kimco Realty Corp. 3.125% 2023	2,820	2,809
Lloyds Banking Group PLC 2.30% 2018	1,810	1,842
Lloyds Banking Group PLC 4.50% 2024	6,000	6,244
MetLife Global Funding I 2.30% 2019[4]	4,720	4,793
Metlife, Inc. 4.05% 2045	3,760	3,877
Morgan Stanley, Series F, 3.875% 2024	9,500	10,009
Morgan Stanley 4.30% 2045	2,695	2,805
Ocwen Financial Corp. 6.625% 2019[4]	2,725	2,371
PNC Financial Services Group, Inc. 2.854% 2022	1,500	1,516
PNC Financial Services Group, Inc. 3.90% 2024	6,000	6,297
Prudential Financial, Inc. 3.50% 2024	6,000	6,153
QBE Insurance Group Ltd. 2.40% 2018[4]	5,000	5,052
Rabobank Nederland 4.625% 2023	4,640	5,025
Realogy Corp. 4.50% 2019[4]	11,225	11,421
Realogy Corp. 5.25% 2021[4]	1,500	1,534
Realogy Corp., LOC, 4.40% 2016[7,8,9]	379	375
Scentre Group 3.50% 2025[4]	3,970	4,066
Select Income REIT 3.60% 2020	2,145	2,202
Toronto-Dominion Bank 2.25% 2019	5,000	5,086
US Bancorp. 3.70% 2024	7,000	7,550
Wells Fargo & Co. 2.125% 2019	9,000	9,115
Wells Fargo & Co. 3.30% 2024	8,000	8,273
		269,630
Health care 1.33%
AbbVie Inc. 4.40% 2042	4,000	4,155
Actavis Funding SCS 3.45% 2022	7,160	7,344
Bayer AG 2.375% 2019[4]	2,750	2,799
Celgene Corp. 3.625% 2024	3,000	3,124
Celgene Corp. 4.625% 2044	1,000	1,068
Centene Corp. 4.75% 2022	5,310	5,516
ConvaTec Finance International SA 8.25% 2019[4,7,10]	5,125	5,192
DJO Finance LLC 9.75% 2017	2,835	2,920
DJO Finance LLC 7.75% 2018	5,955	6,074
DJO Finance LLC 9.875% 2018	3,015	3,151
EMD Finance LLC 3.25% 2025[4]	8,000	8,097
Gilead Sciences, Inc. 3.05% 2016	4,300	4,452
HCA Inc. 3.75% 2019	7,740	7,863
inVentiv Health Inc, Term Loan B4, 7.75% 2018[7,8,9]	3,075	3,090
inVentiv Health Inc. 9.00% 2018[4]	5,900	6,225
inVentiv Health Inc. 11.00% 2018[4]	4,776	4,561
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
inVentiv Health Inc. 11.00% 2018[4]	$2,010	$1,940
inVentiv Health Inc. 12.00% 2018[4,7,10]	10,335	10,366
Jaguar Holding Co. 9.375% 2017[4,7,10]	690	707
Kindred Healthcare, Inc. 8.00% 2020[4]	1,850	1,995
Kinetic Concepts, Inc. 10.50% 2018	12,990	14,094
Kinetic Concepts, Inc. 12.50% 2019	7,235	7,940
Laboratory Corporation of America Holdings 3.20% 2022	2,665	2,702
McKesson Corp. 3.796% 2024	3,500	3,700
Medtronic, Inc. 4.375% 2035[4]	2,710	2,965
Medtronic, Inc. 4.625% 2045[4]	2,885	3,279
Multiplan Inc., Term Loan B, 3.75% 2021[7,8,9]	10,335	10,320
Novartis Capital Corp. 2.90% 2015	6,000	6,008
Novartis Capital Corp. 3.40% 2024	3,660	3,914
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[7,8,9]	4,625	4,590
Pfizer Inc. 4.40% 2044	3,000	3,308
PRA Holdings, Inc. 9.50% 2023[4]	1,260	1,405
Roche Holdings, Inc. 2.875% 2021[4]	8,000	8,290
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[2,7,8,9]	3,054	3,038
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[2,7,8,9]	2,400	2,388
Rotech Healthcare Inc., Term Loan, 13.00% 2020[2,7,8,9,10]	5,252	5,226
Tenet Healthcare Corp., First Lien, 4.75% 2020	5,240	5,337
Tenet Healthcare Corp., First Lien, 6.00% 2020	6,780	7,195
Tenet Healthcare Corp., First Lien, 4.50% 2021	3,725	3,665
Thermo Fisher Scientific Inc. 2.40% 2019	4,000	4,060
Thermo Fisher Scientific Inc. 4.15% 2024	4,000	4,327
VPI Escrow Corp. 6.75% 2018[4]	8,150	8,608
VPI Escrow Corp. 6.375% 2020[4]	7,530	7,850
VRX Escrow Corp. 6.125% 2025[4]	5,125	5,324
VWR Funding, Inc. 7.25% 2017	9,195	9,632
Zimmer Holdings, Inc. 3.15% 2022	6,015	6,093
		235,897
Telecommunication services 1.00%
Altice Financing SA 6.625% 2023[4]	1,875	1,941
Deutsche Telekom International Finance BV 9.25% 2032	3,870	6,332
France Télécom 4.125% 2021	5,000	5,507
Frontier Communications Corp. 8.125% 2018	7,200	8,109
Frontier Communications Corp. 8.50% 2020	1,700	1,917
Intelsat Jackson Holding Co. 7.25% 2020	1,700	1,755
Intelsat Jackson Holding Co. 6.625% 2022	13,500	13,095
Intelsat Luxembourg Holding Co. 6.75% 2018	1,300	1,277
LightSquared, Term Loan DIP DD, 0% 2015[2,8,9]	4,136	4,137
LightSquared, Term Loan, 9.00% 2015[2,7,8,9,10]	3,721	3,721
MetroPCS Wireless, Inc. 6.25% 2021	6,775	7,072
MetroPCS Wireless, Inc. 6.625% 2023	8,550	8,999
NII Capital Corp. 10.00% 2016[11]	9,700	4,753
NII Capital Corp. 7.875% 2019[4,11]	5,225	4,872
NII Capital Corp. 8.875% 2019[11]	3,800	1,824
NII Capital Corp. 11.375% 2019[4,11]	5,860	5,596
NII Capital Corp. 7.625% 2021[11]	13,670	4,306
NII Holdings, Term Loan-DIP, 8.00% 2016[2,7,8,9,10]	4,210	4,210
Numericable Group SA 4.875% 2019[4]	14,550	14,532
Orange SA 5.50% 2044	3,000	3,576
SoftBank Corp. 4.50% 2020[4]	3,850	3,946
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Sprint Nextel Corp. 7.00% 2020	$8,700	$8,880
Sprint Nextel Corp. 11.50% 2021	3,700	4,486
Sprint Nextel Corp. 7.875% 2023	8,375	8,584
Telecom Italia Capital SA 6.999% 2018	795	889
T-Mobile US, Inc. 6.542% 2020	6,475	6,839
Trilogy International Partners, LLC 10.25% 2016[4]	10,500	10,184
Verizon Communications Inc. 3.00% 2021	3,000	3,065
Verizon Communications Inc. 4.522% 2048[4]	8,364	8,334
Wind Acquisition SA 4.75% 2020[4]	7,575	7,613
Wind Acquisition SA 7.375% 2021[4]	7,800	8,112
		178,463
Energy 0.94%
Alpha Natural Resources, Inc. 7.50% 2020[4]	4,600	1,931
Alpha Natural Resources, Inc. 7.50% 2020[2,4]	2,719	1,141
American Energy (Marcellus), Term Loan B, 5.25% 2020[7,8,9]	3,475	2,959
American Energy (Marcellus), Term Loan A, 8.50% 2021[7,8,9]	1,475	1,112
American Energy (Permian Basin) 7.125% 2020[4]	1,450	1,120
American Energy (Permian Basin) 7.375% 2021[4]	1,325	1,014
APT Pipelines Ltd. 4.20% 2025[4]	7,000	7,098
Arch Coal, Inc. 7.00% 2019	2,300	552
Arch Coal, Inc. 8.00% 2019[4]	700	338
Arch Coal, Inc. 9.875% 2019	325	98
Arch Coal, Inc. 7.25% 2021	1,525	347
Bonanza Creek Energy, Inc. 6.75% 2021	950	929
Bonanza Creek Energy, Inc. 5.75% 2023	1,250	1,156
Canadian Natural Resources Ltd. 5.70% 2017	3,000	3,248
Cenovus Energy Inc. 3.80% 2023	3,970	3,949
CONSOL Energy Inc. 5.875% 2022	1,050	956
Denbury Resources Inc. 4.625% 2023	1,400	1,207
Diamond Offshore Drilling, Inc. 4.875% 2043	4,500	3,792
Enbridge Energy Partners, LP 5.20% 2020	1,150	1,269
Enbridge Energy Partners, LP, Series B, 7.50% 2038	2,000	2,509
Enbridge Energy Partners, LP, Series B, 6.50% 2018	1,900	2,118
Enbridge Inc. 4.00% 2023	8,500	8,659
EnLink Midstream Partners, LP 5.05% 2045	3,135	3,202
Ensco PLC, 5.75% 2044	1,590	1,561
Enterprise Products Operating LLC 5.20% 2020	1,710	1,929
Enterprise Products Operating LLC 3.90% 2024	4,500	4,717
Exxon Mobil Corp. 1.912% 2020	9,000	9,094
Kinder Morgan Energy Partners, LP 5.40% 2044	4,380	4,555
Kinder Morgan Energy Partners, LP 5.50% 2044	1,828	1,919
Kinder Morgan, Inc. 3.05% 2019	2,520	2,548
Laredo Petroleum, Inc. 9.50% 2019	3,400	3,561
NGL Energy Partners LP 6.875% 2021	1,575	1,654
NGPL PipeCo LLC 9.625% 2019[4]	4,640	4,625
Noble Corp. PLC 5.95% 2025	450	440
Noble Corp. PLC 6.95% 2045	1,100	1,046
Oasis Petroleum Inc. 6.875% 2022	2,725	2,670
PDC Energy Inc. 7.75% 2022	1,825	1,925
Peabody Energy Corp. 6.00% 2018	20,785	16,316
Peabody Energy Corp. 6.25% 2021	3,675	2,274
Petróleos Mexicanos 3.50% 2023	7,000	6,853
Petróleos Mexicanos 5.625% 2046[4]	2,890	2,947
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
QGOG Constellation SA 6.25% 2019[4]	$850	$487
Rice Energy Inc. 6.25% 2022	1,975	1,935
Rice Energy Inc. 7.25% 2023[4]	525	526
Sabine Pass Liquefaction, LLC 5.625% 2021	700	707
Southwestern Energy Co. 4.95% 2025	3,240	3,302
Statoil ASA 2.75% 2021	1,925	1,972
Statoil ASA 3.25% 2024	2,850	2,942
Statoil ASA 4.25% 2041	2,000	2,152
StatoilHydro ASA 1.80% 2016	4,000	4,063
Targa Resources Corp. 4.125% 2019[4]	1,575	1,575
Targa Resources Partners LP 5.00% 2018[4]	1,550	1,600
Teekay Corp. 8.50% 2020	5,680	6,404
Tesoro Logistics LP 5.50% 2019[4]	1,200	1,242
TransCanada PipeLines Ltd. 7.625% 2039	4,000	5,781
Williams Partners LP 4.00% 2021	195	200
Williams Partners LP 4.50% 2023	5,000	5,194
Williams Partners LP 3.90% 2025	2,500	2,449
Williams Partners LP 5.40% 2044	385	388
Williams Partners LP 5.10% 2045	2,305	2,231
		166,488
Industrials 0.80%
ADT Corp. 4.125% 2019	5,900	6,025
AECOM Technology Corp. 5.75% 2022[4]	915	949
Altegrity, Inc. 9.50% 2019[4]	4,300	4,150
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	17,795	15,615
Atlas Copco AB 5.60% 2017[4]	2,750	3,001
Builders Firstsource 7.625% 2021[4]	3,375	3,409
Burlington Northern Santa Fe LLC 4.90% 2044	5,000	5,732
CEVA Group PLC, LOC, 6.345% 2021[7,8,9]	650	610
CEVA Group PLC, Term Loan B, 6.50% 2021[7,8,9]	936	878
CEVA Group PLC, Term Loan, 6.50% 2021[7,8,9]	679	637
CEVA Group PLC, Term Loan, 6.50% 2021[7,8,9]	117	110
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[8]	25	26
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[8]	5	5
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B-1, 5.00% 2018[7,8,9]	1,216	1,217
Euramax International, Inc. 9.50% 2016	7,390	6,984
General Electric Co. 2.70% 2022	6,535	6,658
General Electric Co. 4.125% 2042	2,500	2,650
Hardwoods Acquisition Inc 7.50% 2021[4]	3,150	3,024
Hawker Beechcraft Acquisition Co., LLC, LOC, 0.05% 2015[2,7,8,9,11]	267	253
HD Supply, Inc. 11.50% 2020	7,560	8,826
HD Supply, Inc. 5.25% 2021[4]	1,675	1,729
HDTFS Inc. 5.875% 2020	650	671
Jeld-Wen Escrow Corp., Term Loan B, 5.25% 2021[7,8,9]	6,783	6,828
KLX Inc. 5.875% 2022[4]	1,810	1,810
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[4]	5,750	5,808
Navios Maritime Holdings Inc. 7.375% 2022[4]	5,925	5,555
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	2,795	2,432
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	1,675	1,713
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[4]	4,550	4,721
Nortek Inc. 10.00% 2018	4,800	5,093
Nortek Inc. 8.50% 2021	7,845	8,433
Ply Gem Industries, Inc. 6.50% 2022	5,800	5,677
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Ply Gem Industries, Inc. 6.50% 2022	$1,350	$1,289
R.R. Donnelley & Sons Co. 7.25% 2018	4,530	5,023
R.R. Donnelley & Sons Co. 7.875% 2021	1,775	2,039
R.R. Donnelley & Sons Co. 7.00% 2022	3,500	3,876
R.R. Donnelley & Sons Co. 6.50% 2023	210	224
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[4]	4,355	3,909
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[4,8]	46	49
US Investigations Services, Inc. 13.00% 2020[2,4,10,11]	3,668	2,127
US Investigations Services, Inc. 14.00% 2020[2,4,10,11]	252	149
US Investigations Services, Inc. 15.00% 2021[2,4,10,11]	873	79
US Investigations Services, Inc., Term Loan DD, 12.00% 2015[2,8,9,10]	880	880
Volvo Treasury AB 5.95% 2015[4]	2,205	2,205
		143,078
Consumer discretionary 0.67%
21st Century Fox America, Inc. 3.70% 2024	6,000	6,358
Amazon.com, Inc. 4.80% 2034	6,000	6,602
Boyd Gaming Corp. 9.125% 2018	5,945	6,227
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[4]	7,600	8,046
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 5.50% 2022	3,900	3,997
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	2,635	2,786
Comcast Corp. 5.65% 2035	1,750	2,180
Comcast Corp. 4.75% 2044	5,500	6,345
Cooper-Standard Holdings Inc., Term Loan B, 4.00% 2021[7,8,9]	2,283	2,281
DaimlerChrysler North America Holding Corp. 2.25% 2019[4]	6,000	6,065
DaimlerChrysler North America Holding Corp. 2.25% 2020[4]	2,515	2,534
DISH DBS Corp. 4.25% 2018	13,275	13,374
DISH DBS Corp. 5.125% 2020	2,100	2,121
Ford Motor Credit Co. 2.597% 2019	6,000	6,086
Ford Motor Credit Co. 3.219% 2022	6,000	6,136
Gannett Co., Inc. 4.875% 2021[4]	1,255	1,283
General Motors Co. 5.20% 2045	5,000	5,449
Home Depot, Inc. 2.00% 2019	5,500	5,600
Hyundai Capital America 2.60% 2020[4]	2,280	2,307
iHeartCommunications, Inc. 10.625% 2023[4]	2,265	2,271
MGM Resorts International 8.625% 2019	3,475	3,979
Neiman Marcus Group LTD Inc. 8.00% 2021[4]	1,625	1,731
Neiman Marcus Group LTD Inc. 8.75% 2021[4,7,10]	575	612
PETsMART, Inc. 7.125% 2023[4]	1,050	1,091
Sotheby’s Holdings, Inc. 5.25% 2022[4]	475	469
Stackpole Intl. 7.75% 2021[4]	610	607
Time Inc., Term Loan B, 4.25% 2021[7,8,9]	2,640	2,649
Time Warner Inc. 4.05% 2023	2,630	2,820
Time Warner Inc. 4.65% 2044	2,000	2,164
Volkswagen International Finance NV 2.375% 2017[4]	5,000	5,122
Warner Music Group 5.625% 2022[4]	100	101
Wynn Macau, Ltd. 5.25% 2021[4]	750	714
		120,107
Materials 0.64%
ArcelorMittal 6.25% 2021[7]	3,800	4,052
ArcelorMittal 7.50% 2041[7]	6,190	6,469
CEMEX Finance LLC 9.375% 2022[4]	3,750	4,275
Eastman Chemical Co. 2.70% 2020	7,000	7,109
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Ecolab Inc. 3.00% 2016	$2,545	$2,625
First Quantum Minerals Ltd. 6.75% 2020[4]	9,927	9,232
First Quantum Minerals Ltd. 7.00% 2021[4]	8,202	7,648
First Quantum Minerals Ltd. 7.25% 2022[4]	2,800	2,590
FMG Resources 6.00% 2017[4]	15,710	15,602
FMG Resources 6.875% 2018[4,8]	3,907	3,838
Georgia Gulf Corp. 4.625% 2021	1,000	993
Georgia-Pacific Corp. 2.539% 2019[4]	7,000	7,104
Holcim Ltd. 5.15% 2023[4]	6,165	6,998
International Paper Co. 7.30% 2039	2,005	2,684
JMC Steel Group Inc. 8.25% 2018[4]	7,900	6,666
Reynolds Group Inc. 5.75% 2020	15,670	16,238
Ryerson Inc. 11.25% 2018	3,325	3,392
Walter Energy, Inc. 9.50% 2019[4]	9,300	5,626
		113,141
Utilities 0.52%
American Electric Power Co. 2.95% 2022	4,020	4,060
Berkshire Hathaway Energy Co. 2.40% 2020	1,245	1,264
CenterPoint Energy Resources Corp. 4.50% 2021	4,690	5,242
CMS Energy Corp. 8.75% 2019	2,000	2,531
Consumers Energy Co., First Mortgage Bonds, 3.125% 2024	4,310	4,460
Dominion Gas Holdings LLC 2.50% 2019	2,450	2,499
Duke Energy Progress Inc. 4.15% 2044	3,020	3,308
Dynegy Finance Inc. 7.375% 2022[4]	1,025	1,081
EDP Finance BV 4.125% 2020[4]	6,000	6,220
Electricité de France SA 6.95% 2039[4]	4,000	5,616
MidAmerican Energy Co. 5.95% 2017	1,375	1,521
MidAmerican Energy Co. 2.40% 2019	1,500	1,543
National Rural Utilities Cooperative Finance Corp. 2.15% 2019	7,000	7,117
Northern States Power Co. 4.125% 2044	6,000	6,597
NRG Energy, Inc. 6.25% 2022	1,525	1,576
Pacific Gas and Electric Co. 3.25% 2023	1,220	1,263
Pacific Gas and Electric Co. 3.85% 2023	6,879	7,358
Pacific Gas and Electric Co. 3.40% 2024	1,310	1,368
Pacific Gas and Electric Co. 4.30% 2045	1,270	1,373
PacifiCorp., First Mortgage Bonds, 5.65% 2018	1,250	1,416
PacifiCorp., First Mortgage Bonds, 3.60% 2024	6,695	7,182
Puget Sound Energy, Inc., First Lien, 6.50% 2020	1,245	1,499
Puget Sound Energy, Inc., First Lien, 6.00% 2021	1,790	2,116
Puget Sound Energy, Inc., First Lien, 5.625% 2022	1,965	2,289
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	3,500	3,693
Tampa Electric Co. 4.35% 2044	5,260	5,904
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[4,8]	380	405
Virginia Electric and Power Co., Series B, 5.95% 2017	1,800	2,002
		92,503
Information technology 0.39%
Alcatel-Lucent USA Inc. 4.625% 2017[4]	3,525	3,618
Alcatel-Lucent USA Inc. 6.75% 2020[4]	1,015	1,086
Alcatel-Lucent USA Inc. 8.875% 2020[4]	6,990	7,654
First Data Corp. 8.25% 2021[4]	4,350	4,709
First Data Corp. 11.75% 2021	6,260	7,269
First Data Corp. 12.625% 2021	1,000	1,187
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Freescale Semiconductor, Inc. 5.00% 2021[4]	$8,250	$8,745
Freescale Semiconductor, Inc. 6.00% 2022[4]	10,250	11,147
Freescale Semiconductor, Inc., Term Loan B4, 4.25% 2020[7,8,9]	1,975	1,982
NXP BV and NXP Funding LLC 3.75% 2018[4]	2,250	2,301
Oracle Corp. 2.25% 2019	7,500	7,653
SRA International, Inc. 11.00% 2019	3,865	4,116
SRA International, Inc., Term Loan B, 6.50% 2018[7,8,9]	6,083	6,119
TIBCO Software, Inc., Term Loan B, 6.50% 2020[7,8,9]	1,650	1,653
		69,239
Consumer staples 0.26%
Altria Group, Inc. 4.50% 2043	6,000	6,232
Anheuser-Busch InBev NV 3.625% 2015	3,750	3,753
British American Tobacco International Finance PLC 9.50% 2018[4]	2,470	3,128
General Mills, Inc. 2.20% 2019	3,595	3,629
Imperial Tobacco Finance PLC 3.50% 2023[4]	4,000	4,068
Kraft Foods Inc. 5.375% 2020	1,570	1,787
Pernod Ricard SA 2.95% 2017[4]	3,000	3,087
Philip Morris International Inc. 3.25% 2024	5,000	5,140
Philip Morris International Inc. 4.25% 2044	2,000	2,103
Reynolds American Inc. 6.15% 2043	580	719
The JM Smucker Co. 3.00% 2022[4]	1,665	1,692
Walgreens Boots Alliance, Inc. 3.30% 2021	7,000	7,217
Wal-Mart Stores, Inc. 3.30% 2024	4,445	4,705
		47,260
Total corporate bonds & notes		1,435,806
Mortgage-backed obligations 4.13%
Aventura Mall Trust, Series A, 3.671% 2032[4,7,8]	5,500	5,948
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.735% 2049[7,8]	9,100	9,720
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[7,8]	2,585	2,796
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[7,8]	1,430	1,574
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.396% 2044[7,8]	2,032	2,042
COMM Mortgage Trust Series 2014-277P, Class A, 3.611% 2049[4,7,8]	2,500	2,672
Commercial Mortgage Trust, Series 2015-3BP, Class A, 3.178% 2035[4,8]	2,190	2,250
Commonwealth Bank of Australia 0.75% 2016[4,8]	3,000	3,004
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034[8]	720	742
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[7,8]	2,320	2,494
Fannie Mae 6.00% 2021[8]	60	66
Fannie Mae 6.00% 2026[8]	668	761
Fannie Mae 5.50% 2033[8]	1,137	1,284
Fannie Mae 5.50% 2036[8]	1,571	1,774
Fannie Mae 5.50% 2037[8]	615	697
Fannie Mae 5.50% 2037[8]	400	450
Fannie Mae 6.00% 2037[8]	66	76
Fannie Mae 6.00% 2038[8]	8,447	9,648
Fannie Mae 6.00% 2038[8]	2,630	3,006
Fannie Mae 6.00% 2038[8]	2,347	2,678
Fannie Mae 6.00% 2038[8]	165	188
Fannie Mae 6.00% 2038[8]	125	143
Fannie Mae 6.00% 2038[8]	98	112
Fannie Mae 6.00% 2039[8]	3	3
Fannie Mae 4.00% 2040[8]	7,768	8,382
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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2042[8]	$34,999	$37,884
Fannie Mae 3.50% 2044[8,12]	80,000	83,653
Fannie Mae 6.00% 2045[8,12]	24,158	27,563
Fannie Mae 7.00% 2047[8]	288	327
Fannie Mae 3.00% 2029[8,12]	15,000	15,693
Fannie Mae 5.50% 2033[8]	780	881
Fannie Mae 3.50% 2035[8]	10,953	11,596
Fannie Mae 6.00% 2037[8]	4,195	4,837
Fannie Mae 4.00% 2041[8]	6,271	6,786
Fannie Mae 4.00% 2041[8]	4,832	5,228
Fannie Mae 4.00% 2043[8]	12,410	13,494
Fannie Mae 4.00% 2043[8]	9,578	10,415
Fannie Mae 4.00% 2043[8]	5,212	5,687
Fannie Mae 4.00% 2043[8]	4,445	4,833
Fannie Mae 4.00% 2043[8]	4,252	4,623
Fannie Mae 4.00% 2043[8]	3,402	3,712
Fannie Mae 4.00% 2043[8]	3,217	3,491
Fannie Mae 4.00% 2043[8]	3,069	3,337
Fannie Mae 4.00% 2043[8]	926	990
Fannie Mae 3.50% 2045[8,12]	74,608	78,198
Fannie Mae 4.00% 2045[8,12]	18,805	20,109
Fannie Mae 4.50% 2045[8,12]	46,000	50,068
Fannie Mae 7.00% 2047[8]	116	132
Fannie Mae 7.00% 2047[8]	9	10
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036[8]	587	654
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037[8]	110	123
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037[8]	78	88
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[8]	288	341
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[8]	223	201
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[8]	71	83
Freddie Mac 5.00% 2023[8]	418	457
Freddie Mac 5.00% 2038[8]	2,949	3,275
Freddie Mac 6.50% 2038[8]	443	510
Freddie Mac 4.50% 2039[8]	493	538
Freddie Mac 5.00% 2040[8]	4,647	5,164
Freddie Mac 6.00% 2026[8]	1,579	1,798
Freddie Mac 3.50% 2035[8]	22,282	23,539
Freddie Mac 4.00% 2043[8]	10,163	10,977
Freddie Mac 4.00% 2043[8]	6,217	6,754
Freddie Mac 4.00% 2043[8]	5,968	6,469
Freddie Mac 4.00% 2043[8]	3,851	4,198
Freddie Mac 4.00% 2043[8]	3,760	4,075
Freddie Mac 3.50% 2045[8,12]	20,000	20,919
Freddie Mac, Series 3312, Class PA, 5.50% 2037[8]	1,292	1,443
Freddie Mac, Series T-041, Class 3-A, 6.624% 2032[7,8]	435	502
Freddie Mac, Series 3233, Class PA, 6.00% 2036[8]	1,387	1,576
Government National Mortgage Assn.3.50% 2045[8]	29,830	31,448
Government National Mortgage Assn. 3.50% 2045[8,12]	40,000	41,894
Government National Mortgage Assn. 4.00% 2045[8,12]	32,000	34,066
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.014% 2038[7,8]	2,876	2,982
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[8]	10,000	10,561
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[7,8]	5,000	5,419
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[4,8]	4,333	4,432
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.885% 2049[7,8]	8,543	9,207
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[8]	1,981	2,110
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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[8]	$1,633	$1,742
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[7,8]	5,500	5,961
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.369% 2045[7,8]	2,570	2,852
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034[8]	1,632	1,687
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.077% 2049[7,8]	4,000	4,341
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2021[4,8]	2,650	2,801
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.104% 2049[7,8]	3,819	4,151
National Australia Bank 1.25% 2018[4,8]	3,000	2,991
Royal Bank of Canada 1.875% 2020[8]	7,000	7,021
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[8]	3,000	3,189
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[7,8]	3,000	3,206
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A-M, 5.943% 2051[7,8]	3,000	3,254
		735,056
Federal agency bonds & notes 1.63%
CoBank, ACB 0.871% 2022[4,7]	1,695	1,585
Fannie Mae 0.50% 2015	75,000	75,038
Fannie Mae 2.625% 2024	11,190	11,613
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[8]	5,242	5,348
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[7,8]	7,530	8,074
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[7,8]	6,450	6,994
Fannie Mae, Series 2014-M9, multifamily 3.103% 2024[7,8]	6,215	6,556
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.476% 2024[7,8]	7,000	7,599
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 2022[7,8]	2,145	2,160
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022[8]	4,000	4,136
Fannie Mae, Series 2014-M1, multifamily 3.370% 2023[7,8]	9,000	9,610
Freddie Mac 2.50% 2016	18,000	18,445
Freddie Mac 0.75% 2018	40,300	40,129
Freddie Mac 2.375% 2022	13,750	14,216
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019[8]	5,000	5,041
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019[8]	3,837	3,893
Freddie Mac, Series K714, Class A2, multifamily 3.034% 2020[7,8]	4,175	4,445
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[8]	4,000	4,052
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[8]	3,680	3,745
Freddie Mac, Series K030, Class A1, multifamily 2.779% 2022[8]	6,386	6,668
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023[8]	5,900	6,277
Freddie Mac, Series K042, Class A2, multifamily 2.67% 2024[8]	5,150	5,246
Freddie Mac, Series K043, Class A2, multifamily 3.062% 2024[8]	6,000	6,308
Freddie Mac, Series K716, Class A2, multifamily 3.13% 2021[8]	4,350	4,651
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 2022[8]	4,614	4,625
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[8]	4,000	4,137
Freddie Mac, Series K027, Class A2, multifamily 2.637% 2023[8]	5,500	5,659
Freddie Mac, Series K034, Class A1, multifamily 2.669% 2023[8]	2,436	2,522
Freddie Mac, Series K041, Class A2, multifamily 3.171% 2024[8]	6,000	6,377
Freddie Mac, Series K040, Class A2, multifamily 3.241% 2024[8]	4,470	4,777
		289,926
Asset-backed obligations 0.40%
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 2021[4,8]	8,000	8,012
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[8]	4,770	4,794
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-3, 1.27% 2019[8]	1,605	1,607
Chase Issuance Trust, Series 2014-A7, Class A, 1.38% 2019[8]	8,000	8,029
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[4,8]	6,225	6,404
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05% 2020[4,8]	5,460	5,457
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.30% 2020[4,8]	6,000	6,010
American Funds Insurance Series — Asset Allocation Fund — Page 74 of 170

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Ford Credit Auto Lease Trust, Series 2014-B, Class A3, 0.89% 2017[8]	$3,910	$3,910
Ford Credit Auto Owner Trust, Series 2014-B-A3, 0.90% 2018[8]	4,060	4,060
Ford Credit Auto Owner Trust, Series 2014-2-A, 2.31% 2026[4,8]	5,430	5,514
Ford Credit Floorplan Master Owner Trust, Series 2015-1, Class A-1, 1.42% 2020[8]	5,740	5,743
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-4, 5.46% 2035[8]	1,393	1,428
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033[8]	254	261
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-3, 1.15% 2019[8]	1,500	1,500
Toyota Auto Receivables Owner Trust, Series 2014-B, Class A3, 0.76% 2018[8]	1,900	1,899
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A-3 0.95% 2019[8]	7,000	6,990
		71,618
Bonds & notes of governments & government agencies outside the U.S. 0.31%
Colombia (Republic of) Global 5.625% 2044	5,900	6,623
Province of Manitoba 3.05% 2024	2,600	2,749
Slovenia (Republic of) 5.50% 2022	6,000	6,938
Spanish Government 4.00% 2018[4]	27,000	28,922
United Mexican States Government Global 3.60% 2025	4,000	4,125
United Mexican States Government Global 5.55% 2045	5,000	5,875
		55,232
Total bonds, notes & other debt instruments (cost: $4,476,029,000)		4,558,531
Short-term securities 10.76%
Abbott Laboratories 0.12% due 5/27/2015[4]	20,000	19,997
Chariot Funding, LLC 0.22% due 4/23/2015[4]	15,000	14,998
Chevron Corp. 0.14%–0.16% due 4/10/2015–5/22/2015[4]	29,900	29,895
Coca-Cola Co. 0.17% due 4/23/2015–5/28/2015[4]	80,000	79,993
ExxonMobil Corp. 0.11% due 4/21/2015	9,300	9,299
Fannie Mae 0.08%–0.13% due 4/1/2015–9/14/2015	287,500	287,463
Federal Home Loan Bank 0.06%–0.16% due 4/1/2015–11/16/2015	767,200	766,960
Freddie Mac 0.07%–0.18% due 4/2/2015–11/23/2015	246,400	246,313
General Electric Capital Corp. 0.30% due 10/21/2015	21,600	21,560
Google Inc. 0.12% due 4/16/2015[4]	29,000	28,999
Microsoft Corp. 0.10% due 4/8/2015–4/15/2015[4]	106,000	105,998
PepsiCo Inc. 0.09% due 5/20/2015[4]	50,000	49,993
Pfizer Inc 0.15% due 7/9/2015[4]	50,000	49,986
Precision Castparts Corp. 0.10%–0.15% due 5/6/2015–7/6/2015[4]	54,300	54,283
Private Export Funding Corp. 0.22% due 8/3/2015[4]	20,000	19,982
Procter & Gamble Co. 0.10% due 6/19/2015[4]	15,000	14,997
Regents of the University of California 0.12% due 5/14/2015	25,000	24,997
U.S. Treasury Bills 0.11% due 7/2/2015	19,960	19,959
United Parcel Service Inc. 0.16% due 10/1/2015[4]	50,000	49,949
United Technologies Corp. 0.14% due 6/17/2015[4]	18,500	18,492
Total short-term securities (cost: $1,914,066,000)		1,914,113
Total investment securities 102.28% (cost: $14,639,762,000)		18,195,638
Other assets less liabilities (2.28)%		(406,455)
Net assets 100.00%		$17,789,183
American Funds Insurance Series — Asset Allocation Fund — Page 75 of 170

unaudited
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $418,200,000 over the prior 10-month period.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation (depreciation) at 3/31/2015 (000)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.921%	3/5/2017	$50,000	$135
Receive	LCH.Clearnet	3-month USD-LIBOR	1.929	9/29/2019	80,000	1,698
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6365	10/16/2019	124,000	998
Pay	LCH.Clearnet	3-month USD-LIBOR	1.734	3/5/2020	23,000	(235)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.652	9/29/2024	26,000	(1,505)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.402	6/23/2044	45,000	(9,966)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.945	10/16/2044	28,000	(3,410)
						$(12,285)
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous," was $435,057,000, which represented 2.45% of the net assets of the fund. This amount includes $389,306,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,308,324,000, which represented 7.67% of the net assets of the fund.
[5]	Aportion of this security was pledged as collateral. The total value of pledged collateral was $12,268,000, which represented .07% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Coupon rate may change periodically.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $71,263,000, which represented 0.40% of the net assets of the fund.
[10]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[11]	Scheduled interest and/or principal payment was not received.
[12]	Purchased on a TBA basis.

Private placement securities	Acquisition dates	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-2, convertible preferred	3/10/2010-1/23/2012	$8,674	$4,349.02%
Revel AC, Inc. (CVR)	2/15/2011-3/15/2013	7,911	—	.00
Revel AC, Inc.	2/14/2011-10/25/2012	8,939	—	.00
Total private placement securities		$25,524	$4,349.02%

Key to abbreviations
ADR = American Depositary Receipts
CVR = Contingent Value Rights
LOC = Letter of Credit
TBA = To be announced
American Funds Insurance Series — Asset Allocation Fund — Page 76 of 170

Global Balanced Fund
Investment portfolio
March 31, 2015
unaudited
Common stocks 65.02% Industrials 11.03%	Shares	Value (000)
Cummins Inc.	19,200	$2,662
Boeing Co.	16,000	2,401
General Electric Co.	93,700	2,325
BAE Systems PLC[1]	299,400	2,321
KONE Oyj, Class B1	49,600	2,199
Robert Half International Inc.	30,000	1,816
Schneider Electric SE1	20,000	1,556
Rolls-Royce Holdings PLC[1,2]	105,045	1,483
Randstad Holding NV1	22,947	1,393
Geberit AG1	3,500	1,314
ASSA ABLOY AB, Class B1	22,000	1,311
TransDigm Group Inc.	4,500	984
International Consolidated Airlines Group, SA (CDI)[1,2]	100,000	894
AB Volvo, Class B1	70,000	846
Abertis Infraestructuras, SA, Class A1	27,825	503
		24,008
Financials 10.34%
Banco Santander, SA1,2	388,233	2,920
Link Real Estate Investment Trust[1]	429,509	2,643
ORIX Corp.[1]	182,000	2,560
AIA Group Ltd.[1]	380,000	2,382
JPMorgan Chase & Co.	32,700	1,981
Bankia, SA1,2	1,179,000	1,641
Prudential PLC[1]	56,000	1,387
Wells Fargo & Co.	24,000	1,306
BNP Paribas SA1	19,230	1,169
Sun Hung Kai Properties Ltd.[1]	75,000	1,155
AXA SA1	40,300	1,016
Deutsche Bank AG1	23,000	800
Goldman Sachs Group, Inc.	3,000	564
Sumitomo Mitsui Financial Group, Inc.[1]	13,500	517
Suncorp Group Ltd.[1]	45,564	467
		22,508
Consumer staples 8.85%
Pernod Ricard SA1	22,220	2,622
Coca-Cola Co.	57,000	2,311
Lorillard, Inc.	33,900	2,215
Nestlé SA1	27,200	2,054
British American Tobacco PLC[1]	35,950	1,857
Altria Group, Inc.	31,000	1,551
Costco Wholesale Corp.	10,170	1,541
SABMiller PLC[1]	28,500	1,491
Kroger Co.	14,000	1,073
Philip Morris International Inc.	12,700	957
American Funds Insurance Series — Global Balanced Fund — Page 77 of 170

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Procter & Gamble Co.	10,000	$820
PepsiCo, Inc.	8,000	765
		19,257
Information technology 8.38%
ASML Holding NV1	47,969	4,888
Microsoft Corp.	103,000	4,187
Nintendo Co., Ltd.[1]	19,000	2,796
Murata Manufacturing Co., Ltd.[1]	12,600	1,736
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	300,000	1,392
Cisco Systems, Inc.	36,000	991
Google Inc., Class A2	800	444
Google Inc., Class C2	800	438
Texas Instruments Inc.	15,000	858
KLA-Tencor Corp.	9,000	524
		18,254
Health care 8.09%
Merck & Co., Inc.	79,120	4,548
Humana Inc.	18,730	3,334
Novartis AG1	27,860	2,755
Pfizer Inc.	74,000	2,574
Novo Nordisk A/S, Class B1	25,000	1,338
Bayer AG1	8,000	1,202
AstraZeneca PLC[1]	16,000	1,097
Bristol-Myers Squibb Co.	12,000	774
		17,622
Consumer discretionary 6.50%
Comcast Corp., Class A	49,930	2,819
Home Depot, Inc.	21,030	2,389
SES SA, Class A (FDR)[1]	53,700	1,901
HUGO BOSS AG1	12,600	1,534
Amazon.com, Inc.[2]	4,100	1,526
Tiffany & Co.	12,600	1,109
Industria de Diseño Textil, SA1	32,100	1,029
Publicis Groupe SA1	13,000	1,004
General Motors Co.	22,500	844
		14,155
Energy 4.74%
Royal Dutch Shell PLC, Class B1	91,420	2,840
ConocoPhillips	28,606	1,781
Chevron Corp.	15,530	1,630
Schlumberger Ltd.	17,900	1,494
Enbridge Inc.	21,055	1,015
Spectra Energy Corp	27,800	1,006
Coal India Ltd.[1]	95,000	550
		10,316
Materials 3.60%
Dow Chemical Co.	40,000	1,919
MeadWestvaco Corp.	31,500	1,571
Potash Corp. of Saskatchewan Inc.	36,000	1,161
E.I. du Pont de Nemours and Co.	12,000	858
American Funds Insurance Series — Global Balanced Fund — Page 78 of 170

unaudited
Common stocks Materials (continued)	Shares	Value (000)
LyondellBasell Industries NV	8,000	$702
Nucor Corp.	12,000	570
L’Air Liquide SA1	4,280	552
Rio Tinto PLC[1]	11,000	449
Cliffs Natural Resources Inc.	13,000	63
		7,845
Telecommunication services 1.97%
Orange SA1	110,000	1,770
TDC A/S1	130,000	931
Verizon Communications Inc.	13,850	673
Telstra Corp. Ltd.[1]	96,500	463
HKT Trust and HKT Ltd., units[1]	351,196	452
		4,289
Utilities 1.08%
EDP - Energias de Portugal, SA1	625,000	2,341
Miscellaneous 0.44%
Other common stocks in initial period of acquisition		953
Total common stocks (cost: $117,363,000)		141,548
Preferred securities 0.08% Financials 0.08%
PNC Financial Services Group, Inc., Series P, noncumulative depositary shares	6,000	173
Total preferred securities (cost: $150,000)		173
Convertible bonds 0.16% Consumer staples 0.16%	Principal amount (000)
Shoprite Holdings Ltd. 6.50% convertible notes 2017	ZAR3,930	356
Total convertible bonds (cost: $505,000)		356
Bonds, notes & other debt instruments 30.00% Bonds & notes of governments & government agencies outside the U.S. 13.02%
Australian Government, Series 133, 5.50% 2023	A$350	331
Bermuda Government 5.603% 2020	$200	222
Bermuda Government 4.854% 2024[3]	200	211
Chilean Government 5.50% 2020	CLP50,000	86
Colombia (Republic of), Series B, 5.00% 2018	COP335,000	127
Colombia (Republic of), Series B, 6.00% 2028	453,000	152
Colombia (Republic of) Global 4.375% 2021	$200	213
French Government O.A.T. Eurobond 1.75% 2024	€250	302
French Government O.A.T. Eurobond 2.25% 2024	150	188
German Government 2.25% 2021	60	74
German Government 2.00% 2022	700	856
German Government 2.50% 2044	250	407
India (Republic of) 7.28% 2019	INR30,000	473
India (Republic of) 8.83% 2023	10,000	169
American Funds Insurance Series — Global Balanced Fund — Page 79 of 170

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
India (Republic of) 8.60% 2028	INR10,000	$171
India (Republic of) 9.20% 2030	10,000	180
Indonesia (Republic of) 3.75% 2022	$210	215
Indonesia (Republic of) 8.375% 2024	IDR3,500,000	285
Indonesia (Republic of) 8.375% 2034	3,157,000	257
Indonesia (Republic of), Series 71, 9.00% 2029	400,000	34
Irish Government 5.00% 2020	€100	135
Irish Government 3.90% 2023	710	963
Irish Government 3.40% 2024	600	799
Irish Government 5.40% 2025	100	155
Irish Government 2.40% 2030	100	128
Irish Government 2.00% 2045	175	216
Israeli Government 3.15% 2023	$400	418
Italian Government 5.50% 2022	€275	391
Italian Government 4.75% 2023	200	278
Italian Government 4.50% 2024	200	275
Italian Government 3.50% 2030	400	539
Japanese Government, Series 336, 0.10% 2016	¥5,000	42
Japanese Government, Series 115, 0.20% 2018	85,000	712
Japanese Government, Series 315, 1.20% 2021	45,000	399
Japanese Government, Series 17, 0.10% 2023[4]	10,270	92
Japanese Government, Series 18, 0.10% 2024[4]	20,420	183
Japanese Government, Series 19, 0.10% 2024[4]	19,880	179
Japanese Government, Series 116, 2.20% 2030	8,000	80
Japanese Government, Series 36, 2.00% 2042	20,000	193
Japanese Government, Series 42, 1.70% 2044	35,000	316
Kingdom of Denmark 3.00% 2021	DKr3,200	552
Kingdom of Denmark 1.75% 2025	1,650	274
Malaysian Government, Series 0310, 4.498% 2030	MYR1,650	463
Malaysian Government, Series 0413, 3.844% 2033	50	13
Morocco Government 4.25% 2022	$200	206
Netherlands Government 1.00% 2017	100	101
Netherlands Government Eurobond 4.00% 2019	€150	190
Netherlands Government Eurobond 2.25% 2022	365	453
Netherlands Government Eurobond 2.00% 2024	175	218
Netherlands Government Eurobond 5.50% 2028	100	176
Norwegian Government 4.25% 2017	NKr580	77
Norwegian Government 3.75% 2021	2,900	414
Norwegian Government 3.00% 2024	4,200	592
Peru (Republic of) 5.625% 2050	$20	25
Polish Government, Series 1020, 5.25% 2020	PLN3,650	1,129
Polish Government, Series 1021, 5.75% 2021	2,070	670
Polish Government, Series 0922, 5.75% 2022	870	287
Polish Government, Series 102, 4.00% 2023	1,400	422
Queensland Treasury Corp., Series 24, 5.75% 2024	A$370	350
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR3,525	294
South Africa (Republic of), Series R-214, 6.50% 2041	2,900	193
South Korean Government, Series 2106, 4.25% 2021	KRW262,000	268
Spanish Government 4.00% 2018[3]	$500	536
Spanish Government 1.40% 2020	€350	392
Spanish Government 5.40% 2023	320	458
Spanish Government 2.75% 2024	490	601
Spanish Government 5.15% 2044	50	92
State of Qatar 3.125% 2017[3]	$250	260
Swedish Government, Series 1057, 1.50% 2023	SKr6,400	818
American Funds Insurance Series — Global Balanced Fund — Page 80 of 170

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Turkey (Republic of) 9.00% 2024	TRY300	$121
United Kingdom 1.25% 2018	£70	105
United Kingdom 1.75% 2019	300	459
United Kingdom 3.75% 2020	75	127
United Kingdom 1.75% 2022	550	835
United Kingdom 2.25% 2023	205	322
United Kingdom 4.75% 2038	20	44
United Kingdom 4.25% 2040	50	103
United Kingdom 3.25% 2044	190	337
United Kingdom 4.25% 2046	200	428
United Mexican States Government 4.00% 2019[4]	MXN3,181	224
United Mexican States Government 2.00% 2022[4]	3,711	233
United Mexican States Government 4.00% 2040[4]	2,651	191
United Mexican States Government, Series M10, 8.00% 2015	1,800	122
United Mexican States Government, Series M10, 7.75% 2017	5,500	391
United Mexican States Government, Series M, 8.00% 2020	2,000	147
United Mexican States Government, Series M, 6.50% 2021	13,000	896
United Mexican States Government, Series M20, 10.00% 2024	7,600	648
United Mexican States Government, Series M30, 10.00% 2036	2,500	232
United Mexican States Government Global 3.60% 2025	$200	206
United Mexican States Government Global, 4.60% 2046	200	206
		28,347
U.S. Treasury bonds & notes 8.15% U.S. Treasury 6.79%
U.S. Treasury 1.75% 2015	145	146
U.S. Treasury 1.50% 2016	70	71
U.S. Treasury 2.00% 2016	70	71
U.S. Treasury 0.875% 2017	950	954
U.S. Treasury 1.00% 2017	195	197
U.S. Treasury 1.25% 2018	1,000	1,005
U.S. Treasury 1.375% 2018	500	506
U.S. Treasury 1.375% 2018	300	304
U.S. Treasury 1.50% 2018	200	203
U.S. Treasury 1.25% 2019	50	50
U.S. Treasury 1.50% 2019	500	504
U.S. Treasury 1.625% 2019	1,575	1,600
U.S. Treasury 1.625% 2019	1,150	1,165
U.S. Treasury 1.625% 2019	1,110	1,126
U.S. Treasury 1.625% 2019	750	761
U.S. Treasury 1.75% 2019	600	611
U.S. Treasury 3.125% 2019	225	242
U.S. Treasury 1.25% 2020	1,950	1,940
U.S. Treasury 1.375% 2020	450	449
U.S. Treasury 3.50% 2020	200	221
U.S. Treasury 2.00% 2021	108	110
U.S. Treasury 2.00% 2022	75	77
U.S. Treasury 1.75% 2023	100	99
U.S. Treasury 2.25% 2024	450	463
U.S. Treasury 2.50% 2024	500	525
U.S. Treasury 4.375% 2038	100	134
U.S. Treasury 2.875% 2043	480	511
American Funds Insurance Series — Global Balanced Fund — Page 81 of 170

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.00% 2044	$455	$498
U.S. Treasury 3.375% 2044	200	234
		14,777
U.S. Treasury inflation-protected securities 1.36%
U.S. Treasury Inflation-Protected Security 0.125% 2017[4]	123	126
U.S. Treasury Inflation-Protected Security 0.125% 2019[4]	399	407
U.S. Treasury Inflation-Protected Security 0.375% 2023[4]	301	309
U.S. Treasury Inflation-Protected Security 0.125% 2024[4]	148	148
U.S. Treasury Inflation-Protected Security 0.625% 2024[4]	1,027	1,072
U.S. Treasury Inflation-Protected Security 0.25% 2025[4]	247	251
U.S. Treasury Inflation-Protected Security 2.375% 2025[4]	62	75
U.S. Treasury Inflation-Protected Security 1.375% 2044[4]	476	562
		2,950
Total U.S. Treasury bonds & notes		17,727
Corporate bonds & notes 6.51% Financials 2.09%
American Campus Communities, Inc. 3.75% 2023	100	102
American International Group, Inc. 4.125% 2024	100	108
AvalonBay Communities, Inc. 3.625% 2020	100	106
AvalonBay Communities, Inc. 2.85% 2023	20	20
Aviva PLC, subordinated 6.875% 2058[5]	£75	143
AXA SA, junior subordinated 5.453% (undated)[5]	100	159
Bank of America Corp. 4.00% 2024	$375	400
Barclays Bank PLC 10.00% 2021	£100	202
Berkshire Hathaway Inc. 3.00% 2022	$75	78
BNP Paribas 5.00% 2021	100	113
Boston Properties, Inc. 3.70% 2018	100	107
CaixaBank, SA 5.00% 2023[5]	€100	117
Citigroup Inc. 4.45% 2017	$75	79
Citigroup Inc. 2.40% 2020	135	136
Citigroup Inc. 3.75% 2024	105	110
Corporate Office Properties Trust 3.60% 2023	65	63
Essex Portfolio L.P. 3.50% 2025	65	66
Goldman Sachs Group, Inc. 5.75% 2022	70	82
Goldman Sachs Group, Inc. 3.625% 2023	150	155
Goldman Sachs Group, Inc. 3.50% 2025	210	215
HSBC Holdings PLC 4.00% 2022	100	108
JPMorgan Chase & Co. 3.25% 2022	28	29
JPMorgan Chase & Co., Series S, junior subordinated, perpetual, 6.75% (undated)[5]	135	147
Kimco Realty Corp., Series C, 5.783% 2016	100	104
Lloyds Banking Group PLC 6.50% 2020	€210	281
Morgan Stanley 1.75% 2016	$150	151
Morgan Stanley 3.70% 2024	55	57
PNC Financial Services Group, Inc. 2.854% 2022	100	101
Prologis, Inc. 3.375% 2024	€100	124
Rabobank Nederland 3.875% 2023	100	126
Simon Property Group, LP 3.375% 2022	$100	104
VEB Finance Ltd. 6.902% 2020[3]	100	93
WEA Finance LLC 2.70% 2019[3]	200	203
American Funds Insurance Series — Global Balanced Fund — Page 82 of 170

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
WEA Finance LLC 3.75% 2024[3]	$200	$207
Wells Fargo & Co. 3.00% 2025	150	151
		4,547
Energy 0.92%
Ecopetrol SA 5.875% 2045	100	94
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	75	71
Gazprom OJSC 5.875% 2015	€100	108
Kinder Morgan Energy Partners, LP 3.50% 2021	$30	30
Kinder Morgan Energy Partners, LP 5.50% 2044	200	210
Kinder Morgan, Inc. 4.30% 2025	150	154
Pemex Project Funding Master Trust 5.75% 2018	200	220
Petrobras International Finance Co. 5.375% 2021	80	73
Petróleos Mexicanos 4.875% 2022	100	107
Petróleos Mexicanos 6.50% 2041	45	51
Petróleos Mexicanos 5.625% 2046[3]	325	332
Phillips 66 Partners LP 4.68% 2045	5	5
Statoil ASA 3.125% 2017	40	42
Statoil ASA 1.95% 2018	25	25
Statoil ASA 3.15% 2022	160	167
Statoil ASA 3.70% 2024	50	54
Total Capital International 2.875% 2022	150	154
Williams Partners LP 4.50% 2023	100	104
		2,001
Telecommunication services 0.78%
Deutsche Telekom International Finance BV 2.25% 2017[3]	150	153
Deutsche Telekom International Finance BV 6.00% 2017	€75	89
France Télécom 5.375% 2050	£50	96
Orange SA 2.75% 2019	$140	145
Verizon Communications Inc. 2.625% 2020	40	41
Verizon Communications Inc. 2.45% 2022	125	121
Verizon Communications Inc. 3.50% 2024	253	259
Verizon Communications Inc. 4.272% 2036[3]	728	725
Verizon Communications Inc. 4.522% 2048[3]	59	59
		1,688
Health care 0.76%
AbbVie Inc. 2.90% 2022	60	60
Actavis Funding SCS 3.00% 2020	30	31
Actavis Funding SCS 3.80% 2025	100	103
Actavis Funding SCS 4.55% 2035	45	47
Actavis Funding SCS 4.75% 2045	10	11
Aetna Inc. 2.75% 2022	50	50
Becton, Dickinson and Co. 3.734% 2024	75	79
EMD Finance LLC 3.25% 2025[3]	50	51
Gilead Sciences, Inc. 3.70% 2024	100	107
Gilead Sciences, Inc. 3.50% 2025	130	137
Humana Inc. 3.15% 2022	100	101
Medtronic, Inc. 3.50% 2025[3]	250	262
Novartis Capital Corp. 2.90% 2015	50	50
Novartis Capital Corp. 3.40% 2024	100	107
Novartis Securities Investment Ltd. 5.125% 2019	25	28
Pfizer Inc. 4.40% 2044	200	220
American Funds Insurance Series — Global Balanced Fund — Page 83 of 170

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Roche Holdings, Inc. 6.00% 2019[3]	$22	$26
Zimmer Holdings, Inc. 3.55% 2025	150	153
Zimmer Holdings, Inc. 4.45% 2045	30	31
		1,654
Consumer staples 0.55%
Altria Group, Inc. 2.625% 2020	100	101
Altria Group, Inc. 4.75% 2021	150	168
Altria Group, Inc. 4.25% 2042	150	152
Coca-Cola Co. 1.80% 2016	85	86
Kraft Foods Inc. 3.50% 2022	100	104
PepsiCo, Inc. 2.50% 2016	50	51
Pernod Ricard SA 4.45% 2022[3]	150	163
Philip Morris International Inc. 2.90% 2021	100	103
Philip Morris International Inc. 4.25% 2044	25	26
Procter & Gamble Co. 1.45% 2016	20	20
Wal-Mart Stores, Inc. 2.80% 2016	150	154
Wal-Mart Stores, Inc. 2.55% 2023	75	76
		1,204
Consumer discretionary 0.42%
Comcast Corp. 4.65% 2042	75	84
Comcast Corp. 4.75% 2044	30	35
DaimlerChrysler North America Holding Corp. 1.875% 2018[3]	150	152
McDonald’s Corp. 3.50% 2020	50	54
NBCUniversal Media, LLC 4.375% 2021	50	56
President & Fellows of Harvard College 3.619% 2037	150	157
Thomson Reuters Corp. 4.30% 2023	75	81
Time Warner Inc. 4.75% 2021	150	168
Viacom Inc. 4.25% 2023	55	58
Viacom Inc. 3.875% 2024	75	77
		922
Industrials 0.35%
Boeing Company 0.95% 2018	45	45
Burlington Northern Santa Fe LLC 3.40% 2024	35	37
General Electric Capital Corp. 2.30% 2017	165	169
General Electric Capital Corp. 3.15% 2022	50	52
Red de Carreteras de Occidente 9.00% 2028[6]	MXN2,000	127
Union Pacific Corp. 2.95% 2023	$100	103
United Technologies Corp. 3.10% 2022	215	224
		757
Utilities 0.30%
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017	125	139
Duke Energy Corp. 3.75% 2024	70	75
E.ON International Finance BV 5.80% 2018[3]	25	28
MidAmerican Energy Holdings Co. 2.00% 2018	100	101
Niagara Mohawk Power Corp. 3.508% 2024[3]	85	89
Pacific Gas and Electric Co. 3.85% 2023	70	75
PacifiCorp., First Mortgage Bonds, 3.60% 2024	30	32
American Funds Insurance Series — Global Balanced Fund — Page 84 of 170

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
PSEG Power LLC 2.75% 2016	$15	$15
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	100	106
		660
Information technology 0.27%
First Data Corp. 7.375% 2019[3]	75	78
International Business Machines Corp. 1.95% 2016	200	204
International Business Machines Corp. 1.25% 2018	100	100
Samsung Electronics America, Inc. 1.75% 2017[3]	200	202
		584
Materials 0.07%
Monsanto Co. 4.40% 2044	100	108
Rio Tinto Finance (USA) Ltd. 2.50% 2016	50	51
		159
Total corporate bonds & notes		14,176
Mortgage-backed obligations 2.13%
Fannie Mae 2.50% 2028[6]	174	179
Fannie Mae 4.50% 2041[6]	101	111
Fannie Mae 5.00% 2041[6]	90	102
Fannie Mae 5.00% 2041[6]	35	39
Fannie Mae 4.50% 2045[6,7]	350	382
Fannie Mae 3.50% 2045[6,7]	2,125	2,227
Fannie Mae 4.00% 2045[6,7]	225	241
Freddie Mac 3.50% 2045[6,7]	350	366
Government National Mortgage Assn. 3.50% 2045[6,7]	700	733
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[3,6]	230	231
WFLD Mortgage Trust, Series 2014-MONT, Class A, 3.88% 2031[3,5,6]	30	32
		4,643
Asset-backed obligations 0.19%
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[3,6]	200	206
Discover Card Execution Note Trust, Series 2015-A-1, Class A-1, 0.525% 2020[5,6]	200	200
		406
Total bonds, notes & other debt instruments (cost: $66,442,000)		65,299
Short-term securities 6.29%
Electricité de France 0.18% due 6/3/2015[3]	3,500	3,499
Freddie Mac 0.10% due 5/22/2015	6,400	6,400
General Electric Co. 0.08% due 4/1/2015	3,800	3,800
Total short-term securities (cost: $13,698,000)		13,699
Total investment securities 101.55% (cost: $198,158,000)		221,075
Other assets less liabilities (1.55)%		(3,385)
Net assets 100.00%		$217,690
American Funds Insurance Series — Global Balanced Fund — Page 85 of 170

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As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $9,028,000 over the prior 12-month period.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 3/31/2015 (000)
			Receive (000)	Deliver (000)
Purchases:
Euros	4/9/2015	Citibank	€481	$546	$(29)
Euros	4/24/2015	JPMorgan Chase	€364	$400	(8)
Hungarian forints	4/27/2015	Bank of America, N.A.	HUF116,908	$430	(12)
Hungarian forints	5/6/2015	HSBC Bank	HUF110,453	$400	(5)
Japanese yen	4/10/2015	UBS AG	¥21,209	$177	—[8]
Japanese yen	4/16/2015	UBS AG	¥96,688	$800	6
Japanese yen	4/23/2015	UBS AG	¥58,364	$483	4
Japanese yen	4/23/2015	HSBC Bank	¥43,321	$358	3
Japanese yen	4/23/2015	HSBC Bank	¥43,305	$365	(3)
Japanese yen	4/27/2015	HSBC Bank	¥147,250	$1,230	(2)
Polish zloty	4/27/2015	UBS AG	PLN1,080	$290	(5)
					$(51)
Sales:
Australian dollars	4/20/2015	Citibank	$266	A$350	$—[8]
British pounds	4/15/2015	Bank of America, N.A.	$266	£175	7
British pounds	4/15/2015	Bank of America, N.A.	C$384	£200	6
British pounds	4/27/2015	HSBC Bank	$1,076	£720	8
British pounds	4/27/2015	Citibank	$298	£200	2
British pounds	5/7/2015	UBS AG	$446	£300	1
Euros	4/10/2015	JPMorgan Chase	$280	€250	11
Euros	4/27/2015	Bank of New York Mellon	¥65,493	€500	8
Japanese yen	4/10/2015	JPMorgan Chase	$1,034	¥125,000	(8)
Japanese yen	4/27/2015	Bank of New York Mellon	$595	¥71,000	3
Malaysian ringgits	4/30/2015	JPMorgan Chase	$163	MYR600	1
Norwegian kroner	4/15/2015	Citibank	$269	NKr2,100	9
Norwegian kroner	4/15/2015	Citibank	$268	NKr2,100	7
Norwegian kroner	4/20/2015	JPMorgan Chase	SKr1,668	NKr1,600	(5)
Norwegian kroner	4/23/2015	Citibank	$123	NKr1,000	(1)
Norwegian kroner	4/27/2015	UBS AG	€208	NKr1,800	1
Polish zloty	4/24/2015	JPMorgan Chase	$407	PLN1,550	(2)
Swedish kronor	4/13/2015	Bank of America, N.A.	$71	SKr600	1
Swedish kronor	4/23/2015	Citibank	$675	SKr5,900	(10)
					$39
Forward currency contracts — net					$(12)
American Funds Insurance Series — Global Balanced Fund — Page 86 of 170

unaudited
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous," was $74,474,000, which represented 34.21% of the net assets of the fund. This amount includes $73,922,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,798,000, which represented 3.58% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Coupon rate may change periodically.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Purchased on a TBA basis.
[8]	Amount less than one thousand.

Key to abbreviations and symbols
CDI = CREST Depository Interest	€ = Euros	MYR = Malaysian ringgits
FDR = Fiduciary Depositary Receipts	£ = British pounds	NKr = Norwegian kroner
TBA = To be announced	HUF = Hungarian forints	PLN = Polish zloty
A$ = Australian dollars	IDR = Indonesian rupiah	SKr = Swedish kronor
C$ = Canadian dollars	INR = Indian rupees	TRY = Turkish lira
CLP = Chilean pesos	¥ = Japanese yen	ZAR = South African rand
COP = Colombian pesos	KRW = South Korean won
DKr = Danish kroner	MXN = Mexican pesos
American Funds Insurance Series — Global Balanced Fund — Page 87 of 170

Bond Fund
Investment portfolio
March 31, 2015
unaudited
Bonds, notes & other debt instruments 96.18% U.S. Treasury bonds & notes 41.00% U.S. Treasury 34.04%	Principal amount (000)	Value (000)
U.S. Treasury 0.625% 2016[1]	$ 25,000	$25,074
U.S. Treasury 7.50% 2016	35,000	38,999
U.S. Treasury 0.75% 2017[1]	44,279	44,372
U.S. Treasury 8.75% 2017	50,000	58,612
U.S. Treasury 0.75% 2018	16,250	16,176
U.S. Treasury 1.00% 2018	12,500	12,514
U.S. Treasury 1.25% 2018	218,100	219,284
U.S. Treasury 1.25% 2018	21,750	21,855
U.S. Treasury 1.375% 2018	87,750	88,778
U.S. Treasury 1.50% 2018	86,875	88,205
U.S. Treasury 1.00% 2019	32,750	32,419
U.S. Treasury 1.50% 2019	185,000	186,430
U.S. Treasury 1.50% 2019	95,000	95,716
U.S. Treasury 1.50% 2019	74,375	75,340
U.S. Treasury 1.625% 2019	227,900	230,776
U.S. Treasury 1.625% 2019	152,750	154,957
U.S. Treasury 1.625% 2019	152,625	154,896
U.S. Treasury 1.625% 2019	130,000	132,031
U.S. Treasury 1.75% 2019	115,000	117,206
U.S. Treasury 1.125% 2020	67,300	66,493
U.S. Treasury 1.25% 2020	88,700	88,229
U.S. Treasury 1.25% 2020	44,425	44,194
U.S. Treasury 1.375% 2020	68,250	68,122
U.S. Treasury 1.375% 2020	2,700	2,701
U.S. Treasury 1.375% 2020	435	435
U.S. Treasury 2.00% 2020	17,000	17,439
U.S. Treasury 8.75% 2020	40,000	55,192
U.S. Treasury 2.125% 2021	80,000	82,241
U.S. Treasury 3.625% 2021	7,500	8,372
U.S. Treasury 1.50% 2022	175,000	172,704
U.S. Treasury 1.625% 2022	22,776	22,555
U.S. Treasury 1.625% 2022	22,665	22,479
U.S. Treasury 1.75% 2022	90,000	90,232
U.S. Treasury 2.50% 2023	21,100	22,206
U.S. Treasury 2.25% 2024	97,000	99,722
U.S. Treasury 2.375% 2024	135,000	140,331
U.S. Treasury 2.75% 2024	40,050	42,922
U.S. Treasury 2.00% 2025	150,888	151,843
U.S. Treasury 7.625% 2025	20,000	30,406
U.S. Treasury 6.125% 2027	25,000	36,172
U.S. Treasury 3.75% 2041	18,215	22,643
U.S. Treasury 3.625% 2043	75,400	92,106
U.S. Treasury 3.00% 2044	81,361	89,135
U.S. Treasury 2.50% 2045	86,115	85,340
		3,347,854
American Funds Insurance Series — Bond Fund — Page 88 of 170

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 6.96%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.50% 2015[2]	$40,641	$40,724
U.S. Treasury Inflation-Protected Security 2.50% 2016[2]	57,871	60,789
U.S. Treasury Inflation-Protected Security 0.125% 2018[2]	12,134	12,383
U.S. Treasury Inflation-Protected Security 0.125% 2019[2]	39,902	40,690
U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	3,256	3,274
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	23,773	23,812
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	186,680	194,801
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	114,402	116,585
U.S. Treasury Inflation-Protected Security 2.00% 2026[2]	4,711	5,592
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	121,054	142,727
U.S. Treasury Inflation-Protected Security 0.75% 2045[2]	42,186	43,268
		684,645
Total U.S. Treasury bonds & notes		4,032,499
Corporate bonds & notes 30.34% Financials 7.42%
ACE INA Holdings Inc. 3.15% 2025	1,485	1,522
Alexandria Real Estate Equities, Inc. 2.75% 2020	3,720	3,736
Alexandria Real Estate Equities, Inc. 3.90% 2023	3,690	3,816
Alexandria Real Estate Equities, Inc. 4.50% 2029	150	159
American Campus Communities, Inc. 3.75% 2023	4,050	4,112
American Campus Communities, Inc. 4.125% 2024	6,455	6,706
American Express Co. 6.15% 2017	2,500	2,780
American Express Co. 1.55% 2018	8,500	8,504
American International Group, Inc. 2.30% 2019	3,050	3,098
American International Group, Inc. 3.375% 2020	1,155	1,220
American International Group, Inc. 4.125% 2024	3,300	3,579
American International Group, Inc. 3.875% 2035	1,200	1,210
American International Group, Inc. 4.50% 2044	3,945	4,253
American Tower Corp. 3.40% 2019	7,525	7,778
Assicurazioni Generali SPA 7.75% 2042[3]	€3,100	4,335
Assicurazioni Generali SPA 10.125% 2042	3,800	5,813
AvalonBay Communities, Inc. 3.625% 2020	$5,885	6,240
AXA SA 8.60% 2030	2,625	3,680
Bank of America Corp. 3.75% 2016	3,415	3,521
Bank of America Corp. 2.60% 2019	14,463	14,728
Bank of America Corp., Series L, 2.65% 2019	11,412	11,639
Bank of America Corp. 3.30% 2023	6,995	7,093
Bank of America Corp. 4.00% 2024	820	874
Bank of America Corp. 4.00% 2025	2,750	2,791
Bank of America Corp., Series AA, 6.10% (undated)	769	782
Barclays Bank PLC 2.50% 2019	5,175	5,283
Barclays Bank PLC 6.00% 2021	€6,775	9,010
Barclays Bank PLC 10.179% 2021[4]	$13,250	18,170
Barclays Bank PLC 3.65% 2025	1,965	1,975
BB&T Corp. 2.45% 2020	11,000	11,197
Berkshire Hathaway Inc. 4.40% 2042	735	821
BPCE SA group 2.25% 2020	300	302
BPCE SA group 5.70% 2023[4]	22,680	25,156
BPCE SA group 4.50% 2025[4]	725	739
Brandywine Operating Partnership, LP 4.95% 2018	5,295	5,701
CIT Group Inc. 3.875% 2019	2,100	2,084
CIT Group Inc., Series C, 5.50% 2019[4]	2,750	2,867
American Funds Insurance Series — Bond Fund — Page 89 of 170

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Citigroup Inc. 2.55% 2019	$17,239	$17,591
Citigroup Inc. 8.50% 2019	969	1,208
Citigroup Inc. 2.40% 2020	10,750	10,801
Citigroup Inc. 3.875% 2025	2,300	2,317
Citigroup Inc., Series O, 5.875% (undated)	1,676	1,697
CME Group Inc. 5.30% 2043	3,995	4,979
CNA Financial Corp. 6.50% 2016	3,750	4,018
CNA Financial Corp. 7.35% 2019	1,800	2,170
CNA Financial Corp. 7.25% 2023	3,000	3,739
CNA Financial Corp. 3.95% 2024	455	472
Credit Agricole SA 4.375% 2025[4]	1,700	1,722
Credit Suisse Group AG 1.375% 2017	10,750	10,771
Credit Suisse Group AG 2.30% 2019	10,750	10,866
Crescent Resources 10.25% 2017[4]	1,350	1,451
DCT Industrial Trust Inc. 4.50% 2023	3,760	4,008
DDR Corp. 3.625% 2025	3,015	3,015
Developers Diversified Realty Corp. 5.50% 2015	1,105	1,109
Developers Diversified Realty Corp. 9.625% 2016	10,920	11,780
Developers Diversified Realty Corp. 7.50% 2017	2,650	2,947
Developers Diversified Realty Corp. 4.75% 2018	775	835
Developers Diversified Realty Corp. 7.875% 2020	3,155	3,937
EPR Properties 4.50% 2025	585	596
ERP Operating LP 7.125% 2017	380	432
ERP Operating LP 3.00% 2023	2,735	2,746
Essex Portfolio L.P. 3.25% 2023	685	685
Essex Portfolio L.P. 3.875% 2024	1,000	1,048
Essex Portfolio L.P. 3.50% 2025	790	804
Goldman Sachs Group, Inc. 2.60% 2020	1,655	1,675
Goldman Sachs Group, Inc. 5.75% 2022	5,000	5,842
Goldman Sachs Group, Inc. 3.625% 2023	5,000	5,181
Goldman Sachs Group, Inc. 3.85% 2024	11,490	12,039
Goldman Sachs Group, Inc. 3.50% 2025	24,120	24,643
Goodman Funding Pty Ltd. 6.00% 2022[4]	11,850	13,645
HBOS PLC 6.75% 2018[4]	18,315	20,534
Hospitality Properties Trust 6.30% 2016	300	310
Hospitality Properties Trust 5.625% 2017	2,900	3,095
Hospitality Properties Trust 6.70% 2018	6,140	6,760
Hospitality Properties Trust 5.00% 2022	1,470	1,567
Hospitality Properties Trust 4.50% 2023	3,705	3,843
Hospitality Properties Trust 4.50% 2025	1,175	1,205
HSBC Holdings PLC 6.10% 2042	1,090	1,450
Intercontinentalexchange, Inc. 2.50% 2018	1,295	1,336
Intercontinentalexchange, Inc. 4.00% 2023	2,445	2,645
Intesa Sanpaolo SpA 5.017% 2024[4]	680	697
iStar Financial Inc. 4.875% 2018	1,650	1,664
iStar Financial Inc. 5.00% 2019	3,725	3,739
JPMorgan Chase & Co. 3.40% 2015	7,000	7,046
JPMorgan Chase & Co. 2.25% 2020	19,345	19,399
JPMorgan Chase & Co. 3.125% 2025	9,223	9,246
Kimco Realty Corp. 5.70% 2017	4,250	4,609
Kimco Realty Corp. 6.875% 2019	3,975	4,735
Leucadia National Corp. 5.50% 2023	770	797
Liberty Mutual Group Inc. 6.70% 2016[4]	3,750	4,031
Liberty Mutual Group Inc. 4.85% 2044[4]	275	299
American Funds Insurance Series — Bond Fund — Page 90 of 170

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Lloyds Banking Group PLC 6.50% 2020[4]	$875	$1,029
Merrill Lynch & Co., Inc. 4.625% 2018	€6,515	7,889
MetLife Capital Trust IV, junior subordinated 7.875% 2067[3,4]	$2,505	3,332
MetLife Capital Trust X, junior subordinated 9.25% 2068[3,4]	300	448
MetLife Global Funding I 2.30% 2019[4]	675	686
Metlife, Inc. 3.60% 2024	680	720
Metlife, Inc. 4.05% 2045	505	521
Morgan Stanley 3.80% 2016	5,000	5,146
Morgan Stanley 2.125% 2018	23,980	24,257
Morgan Stanley 2.375% 2019	1,750	1,764
Morgan Stanley 2.50% 2019	14,600	14,889
Morgan Stanley 2.65% 2020	3,720	3,783
Morgan Stanley 3.70% 2024	8,465	8,843
New York Life Global Funding 2.10% 2019[4]	1,250	1,269
New York Life Global Funding 1.95% 2020[4]	145	145
NN Group NV, 4.50% (undated)[3]	€8,750	10,281
Nordea Bank AB 4.875% 2021[4]	$700	769
Piedmont Operating Partnership LP 3.40% 2023	365	358
PNC Bank 2.40% 2019	13,500	13,767
PNC Financial Services Group, Inc. 2.854% 2022	6,050	6,116
PNC Financial Services Group, Inc. 3.90% 2024	1,000	1,050
PNC Funding Corp. 3.30% 2022	9,000	9,494
Prologis, Inc. 2.75% 2019	6,630	6,769
Prologis, Inc. 3.35% 2021	10,900	11,328
Prologis, Inc. 4.25% 2023	7,410	7,981
Prudential Financial, Inc. 2.30% 2018	2,175	2,222
Prudential Financial, Inc. 3.50% 2024	10,350	10,615
Prudential Financial, Inc. 4.60% 2044	625	666
QBE Insurance Group Ltd. 2.40% 2018[4]	5,710	5,769
Rabobank Nederland 4.625% 2023	15,185	16,445
Realogy Corp. 4.50% 2019[4]	1,800	1,832
Realogy Corp. 5.25% 2021[4]	925	946
Realogy Corp., LOC, 4.40% 2016[3,5,6]	132	131
Regions Financial Corp., Series A-I, 5.20% 2015	205	205
Regions Financial Corp. 5.75% 2015	1,840	1,856
Regions Financial Corp. 2.00% 2018	11,475	11,471
Royal Bank of Canada 1.50% 2018	2,700	2,714
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[3,4]	2,450	2,903
RSA Insurance Group PLC 9.375% 2039[3]	£6,450	11,773
Ryman Hospitality Properties, Inc. 5.00% 2021	$2,800	2,877
Scentre Group 2.375% 2019[4]	2,780	2,812
Scentre Group 3.50% 2025[4]	5,365	5,495
Select Income REIT 2.85% 2018	700	706
Select Income REIT 3.60% 2020	125	128
Select Income REIT 4.15% 2022	11,150	11,213
Select Income REIT 4.50% 2025	680	682
Simon Property Group, LP 10.35% 2019	5,655	7,336
Svenska Handelsbanken AB 2.25% 2019	1,000	1,015
UBS AG 5.75% 2018	2,240	2,507
UDR, Inc. 3.70% 2020	500	529
Unum Group 7.125% 2016	3,400	3,687
Unum Group 5.625% 2020	1,100	1,262
UnumProvident Finance Co. PLC 6.85% 2015[4]	767	794
WEA Finance LLC 1.75% 2017[4]	540	543
American Funds Insurance Series — Bond Fund — Page 91 of 170

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
WEA Finance LLC 2.70% 2019[4]	$6,780	$6,870
WEA Finance LLC 3.75% 2024[4]	2,125	2,202
		729,890
Health care 5.20%
AbbVie Inc. 1.75% 2017	9,750	9,789
AbbVie Inc. 2.90% 2022	25,005	24,896
AbbVie Inc. 4.40% 2042	980	1,018
Actavis Funding SCS 2.35% 2018	11,000	11,155
Actavis Funding SCS 3.00% 2020	14,650	15,025
Actavis Funding SCS 3.45% 2022	7,240	7,426
Actavis Funding SCS 3.80% 2025	6,715	6,939
Actavis Funding SCS 4.55% 2035	10,830	11,326
Actavis Funding SCS 4.75% 2045	8,475	9,031
Aetna Inc. 1.50% 2017	3,755	3,775
Aetna Inc. 2.20% 2019	400	405
AmerisourceBergen Corp. 3.25% 2025	370	376
AmerisourceBergen Corp. 4.25% 2045	1,585	1,672
Amgen Inc. 2.20% 2019	70	71
Baxter International Inc. 1.85% 2018	1,975	1,989
Bayer AG 2.375% 2019[4]	5,555	5,655
Bayer AG 3.00% 2021[4]	750	777
Bayer AG 3.375% 2024[4]	590	615
Becton, Dickinson and Co. 1.80% 2017	8,750	8,821
Becton, Dickinson and Co. 2.675% 2019	3,375	3,457
Becton, Dickinson and Co. 3.734% 2024	6,060	6,360
Becton, Dickinson and Co. 4.685% 2044	4,140	4,544
Boston Scientific Corp. 6.00% 2020	3,675	4,234
Cardinal Health, Inc. 1.90% 2017	4,710	4,773
Cardinal Health, Inc. 1.70% 2018	1,400	1,403
Celgene Corp. 3.625% 2024	750	781
Celgene Corp. 4.625% 2044	8,050	8,599
DJO Finance LLC 7.75% 2018	175	179
DJO Finance LLC 8.75% 2018	2,215	2,331
DJO Finance LLC 9.875% 2018	2,070	2,163
EMD Finance LLC 2.40% 2020[4]	14,710	14,892
EMD Finance LLC 2.95% 2022[4]	8,325	8,435
EMD Finance LLC 3.25% 2025[4]	18,210	18,431
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[4]	685	704
Express Scripts Inc. 3.125% 2016	19,500	19,978
Express Scripts Inc. 2.65% 2017	6,250	6,404
Gilead Sciences, Inc. 3.70% 2024	3,200	3,421
Gilead Sciences, Inc. 3.50% 2025	8,270	8,746
Gilead Sciences, Inc. 4.80% 2044	335	387
Gilead Sciences, Inc. 4.50% 2045	1,250	1,391
HCA Inc. 3.75% 2019	2,220	2,255
HCA Inc. 6.50% 2020	1,550	1,749
Humana Inc. 2.625% 2019	2,000	2,041
Humana Inc. 3.85% 2024	7,500	7,854
Humana Inc. 4.95% 2044	11,195	12,369
inVentiv Health Inc. 11.00% 2018[4]	2,365	2,259
inVentiv Health Inc. 12.00% 2018[3,4,7]	3,602	3,613
Kinetic Concepts, Inc. 10.50% 2018	1,230	1,335
Kinetic Concepts, Inc. 12.50% 2019	2,295	2,519
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Laboratory Corporation of America Holdings 3.20% 2022	$305	$309
Laboratory Corporation of America Holdings 3.60% 2025	1,910	1,922
Laboratory Corporation of America Holdings 4.70% 2045	13,065	13,503
McKesson Corp. 3.25% 2016	3,051	3,114
McKesson Corp. 1.292% 2017	1,300	1,302
McKesson Corp. 2.284% 2019	8,810	8,917
McKesson Corp. 3.796% 2024	6,245	6,601
McKesson Corp. 4.883% 2044	1,705	1,965
Medtronic, Inc. 2.50% 2020[4]	1,785	1,825
Medtronic, Inc. 3.50% 2025[4]	14,150	14,823
Medtronic, Inc. 4.375% 2035[4]	1,505	1,647
Medtronic, Inc. 4.625% 2045[4]	25,245	28,691
Merck & Co., Inc. 1.85% 2020	280	282
Merck & Co., Inc. 2.35% 2022	400	401
Merck & Co., Inc. 2.80% 2023	9,950	10,194
Merck & Co., Inc. 2.75% 2025	540	541
Merck & Co., Inc. 3.70% 2045	10,310	10,388
Novartis Capital Corp. 3.40% 2024	7,320	7,828
Omnicare, Inc. 4.75% 2022	25	26
Ortho-Clinical Diagnostics Inc. 6.625% 2022[4]	1,660	1,475
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[3,5,6]	947	939
Pfizer Inc. 3.40% 2024	1,815	1,907
Pfizer Inc. 7.20% 2039	490	723
Pfizer Inc. 4.40% 2044	6,125	6,754
Quest Diagnostics Inc. 3.50% 2025	1,370	1,375
Roche Holdings, Inc. 2.25% 2019[4]	15,320	15,554
Roche Holdings, Inc. 6.00% 2019[4]	9,322	10,827
Roche Holdings, Inc. 2.875% 2021[4]	9,750	10,103
Roche Holdings, Inc. 3.35% 2024[4]	3,740	3,927
Tenet Healthcare Corp., First Lien, 6.25% 2018	500	544
Tenet Healthcare Corp., First Lien, 6.00% 2020	1,340	1,422
Tenet Healthcare Corp., First Lien, 4.50% 2021	625	615
Thermo Fisher Scientific Inc. 1.30% 2017	310	310
Thermo Fisher Scientific Inc. 2.40% 2019	150	152
Thermo Fisher Scientific Inc. 3.30% 2022	825	847
Thermo Fisher Scientific Inc. 4.15% 2024	1,750	1,893
Thermo Fisher Scientific Inc. 5.30% 2044	2,780	3,334
UnitedHealth Group Inc. 1.40% 2017	3,020	3,051
UnitedHealth Group Inc. 2.875% 2023	4,620	4,738
VPI Escrow Corp. 6.75% 2018[4]	3,000	3,169
VPI Escrow Corp. 6.375% 2020[4]	835	871
VRX Escrow Corp. 5.375% 2020[4]	1,735	1,757
VRX Escrow Corp. 5.875% 2023[4]	810	832
VRX Escrow Corp. 6.125% 2025[4]	555	577
VWR Funding, Inc. 7.25% 2017	2,500	2,619
WellPoint, Inc. 2.30% 2018	7,440	7,553
WellPoint, Inc. 2.25% 2019	1,250	1,257
Zimmer Holdings, Inc. 2.70% 2020	6,835	6,935
Zimmer Holdings, Inc. 3.15% 2022	2,190	2,218
Zimmer Holdings, Inc. 3.55% 2025	16,530	16,880
Zimmer Holdings, Inc. 4.25% 2035	710	734
Zimmer Holdings, Inc. 4.45% 2045	2,360	2,459
		510,998
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy 4.43%	Principal amount (000)	Value (000)
Alpha Natural Resources, Inc. 7.50% 2020[4]	$3,000	$1,259
Alpha Natural Resources, Inc. 7.50% 2020[4,8]	913	383
American Energy (Marcellus), Term Loan B, 5.25% 2020[3,5,6]	550	468
American Energy (Marcellus), Term Loan A, 8.50% 2021[3,5,6]	1,875	1,414
American Energy (Permian Basin) 7.125% 2020[4]	2,075	1,603
American Energy (Permian Basin) 7.375% 2021[4]	725	555
American Energy (Woodford LLC), 9.00% 2022[4]	1,000	580
Anadarko Petroleum Corp. 6.375% 2017	10,000	11,131
Anadarko Petroleum Corp. 8.70% 2019	1,255	1,536
APT Pipelines Ltd. 4.20% 2025[4]	700	710
Arch Coal, Inc. 7.00% 2019	1,875	450
Arch Coal, Inc. 7.25% 2021	1,525	347
Boardwalk Pipeline Partners 3.375% 2023	3,750	3,473
Boardwalk Pipelines, LP 4.95% 2024	2,515	2,540
BP Capital Markets PLC 0.676% 2016[3]	14,560	14,595
Canadian Natural Resources Ltd. 3.45% 2021	3,440	3,497
Canadian Natural Resources Ltd. 3.80% 2024	280	281
Cenovus Energy Inc. 3.80% 2023	1,120	1,114
Chevron Corp. 1.365% 2018	905	910
Chevron Corp. 1.961% 2020	5,725	5,766
Chevron Corp. 2.355% 2022	5,000	4,948
Chevron Corp. 2.411% 2022	4,990	5,004
Denbury Resources Inc. 4.625% 2023	1,000	862
Devon Energy Corp. 2.25% 2018	7,310	7,382
Devon Energy Corp. 3.25% 2022	5,200	5,261
Diamond Offshore Drilling, Inc. 4.875% 2043	12,535	10,562
Ecopetrol SA 5.875% 2045	2,165	2,041
Enbridge Energy Partners, LP 9.875% 2019	10,500	13,234
Enbridge Energy Partners, LP 5.20% 2020	5,655	6,239
Enbridge Energy Partners, LP 4.20% 2021	9,025	9,494
Enbridge Energy Partners, LP, Series B, 6.50% 2018	7,940	8,850
Enbridge Inc. 4.00% 2023	7,030	7,162
Enbridge Inc. 4.50% 2044	5,250	4,893
EnLink Midstream Partners, LP 2.70% 2019	155	155
EnLink Midstream Partners, LP 4.40% 2024	525	553
EnLink Midstream Partners, LP 5.05% 2045	1,880	1,920
Ensco PLC, 5.20% 2025	1,430	1,440
Ensco PLC, 5.75% 2044	275	270
Enterprise Products Operating LLC 2.55% 2019	2,095	2,125
Enterprise Products Operating LLC 5.20% 2020	1,260	1,421
Enterprise Products Operating LLC 4.05% 2022	5,000	5,338
Enterprise Products Operating LLC 3.35% 2023	1,275	1,294
Enterprise Products Operating LLC 3.90% 2024	885	928
Enterprise Products Operating LLC 3.75% 2025	6,770	7,017
Enterprise Products Operating LLC 4.85% 2044	2,580	2,793
Exxon Mobil Corp. 1.819% 2019	880	892
Exxon Mobil Corp. 3.176% 2024	440	464
Exxon Mobil Corp. 3.567% 2045	1,500	1,560
Harvest Operations Corp. 2.125% 2018[4]	840	846
Husky Energy Inc. 7.25% 2019	3,390	4,028
Jupiter Resources Inc. 8.50% 2022[4]	2,000	1,650
Kinder Morgan Energy Partners, LP 6.85% 2020	7,650	8,938
Kinder Morgan Energy Partners, LP 3.50% 2021	555	560
Kinder Morgan Energy Partners, LP 3.50% 2023	3,175	3,118
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Kinder Morgan Energy Partners, LP 4.15% 2024	$4,025	$4,121
Kinder Morgan Energy Partners, LP 4.25% 2024	1,080	1,106
Kinder Morgan Energy Partners, LP 6.50% 2037	900	1,023
Kinder Morgan Energy Partners, LP 5.00% 2043	525	515
Kinder Morgan Energy Partners, LP 5.40% 2044	5,845	6,079
Kinder Morgan Energy Partners, LP 5.50% 2044	1,680	1,764
Kinder Morgan, Inc. 4.30% 2025	9,150	9,411
Kinder Morgan, Inc. 5.30% 2034	1,895	1,964
Kinder Morgan, Inc. 5.55% 2045	9,650	10,214
NGL Energy Partners LP 6.875% 2021	1,000	1,050
NGPL PipeCo LLC 7.119% 2017[4]	3,025	3,010
NGPL PipeCo LLC 9.625% 2019[4]	4,850	4,835
Noble Corp. PLC 4.00% 2018	430	433
Noble Corp. PLC 5.95% 2025	1,995	1,952
Noble Corp. PLC 6.95% 2045	1,760	1,673
Oasis Petroleum Inc. 6.875% 2022	1,125	1,102
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[4,6]	2,655	2,070
Odebrecht Offshore Drilling Finance Ltd., First Lien, 6.625% 2023[4,6]	214	164
PDC Energy Inc. 7.75% 2022	2,275	2,400
Peabody Energy Corp. 6.00% 2018	3,300	2,590
Petrobras Global Finance Co. 6.25% 2024	1,110	1,049
Petrobras International Finance Co. 5.375% 2021	2,360	2,152
Petróleos Mexicanos 4.50% 2026[4]	2,100	2,145
Petróleos Mexicanos 7.47% 2026	MXN295,000	18,518
Petróleos Mexicanos 5.625% 2046[4]	$11,170	11,391
Phillips 66 Partners LP 3.605% 2025	345	346
Phillips 66 Partners LP 4.68% 2045	125	126
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[4,6]	2,124	1,850
Ras Laffan Liquefied Natural Gas II 5.298% 2020[6]	627	677
Ras Laffan Liquefied Natural Gas III 5.832% 2016[6]	603	625
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	3,375	3,552
Rice Energy Inc. 6.25% 2022	1,075	1,053
Rice Energy Inc. 7.25% 2023[4]	150	150
Sabine Pass Liquefaction, LLC 5.625% 2021	3,300	3,333
Sabine Pass Liquefaction, LLC 5.625% 2023	1,300	1,302
Sabine Pass Liquefaction, LLC 5.75% 2024	940	949
Samson Investment Co. 9.75% 2020	1,200	336
Samson Investment Co., Term Loan B, 5.00% 2018[3,5,6]	150	79
Shell International Finance BV 3.10% 2015	5,000	5,032
Southwestern Energy Co. 4.95% 2025	6,730	6,858
Spectra Energy Partners, LP 2.95% 2018	1,615	1,666
Spectra Energy Partners, LP 4.75% 2024	1,150	1,265
Statoil ASA 0.547% 2018[3]	5,275	5,261
Statoil ASA 1.95% 2018	6,640	6,736
Statoil ASA 2.75% 2021	3,370	3,453
Statoil ASA 3.25% 2024	4,030	4,160
TC PipeLines, LP 4.375% 2025	1,700	1,720
Tesoro Logistics LP 5.50% 2019[4]	450	466
Tesoro Logistics LP 6.25% 2022[4]	1,505	1,565
Total Capital Canada Ltd. 2.75% 2023	2,140	2,136
Total Capital International 3.75% 2024	12,000	12,839
TransCanada PipeLines Ltd. 6.50% 2018	10,900	12,464
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067[3]	11,145	10,839
Transocean Inc. 2.50% 2017	545	502
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Transocean Inc. 6.375% 2021	$5,845	$4,910
Transocean Inc. 3.80% 2022	2,195	1,611
Western Gas Partners LP 2.60% 2018	280	284
Williams Companies, Inc. 4.55% 2024	2,590	2,522
Williams Partners LP 5.25% 2020	6,035	6,651
Williams Partners LP 3.60% 2022	7,250	7,216
Williams Partners LP 4.50% 2023	500	519
Williams Partners LP 4.30% 2024	10,060	10,057
Williams Partners LP 3.90% 2025	2,155	2,111
Williams Partners LP 4.00% 2025	7,250	7,126
Williams Partners LP 5.40% 2044	555	559
Williams Partners LP 4.90% 2045	455	428
Williams Partners LP 5.10% 2045	15,280	14,791
Woodside Finance Ltd. 4.60% 2021[4]	6,535	7,077
		435,787
Utilities 3.27%
AES Corp. 8.00% 2020	2,000	2,295
AES Corp. 7.375% 2021	975	1,097
American Electric Power Co. 1.65% 2017	2,870	2,888
American Electric Power Co. 2.95% 2022	2,000	2,020
Berkshire Hathaway Energy Co. 3.50% 2025	4,095	4,273
Berkshire Hathaway Energy Co. 4.50% 2045	12,190	13,328
Boston Gas Co. 4.487% 2042[4]	470	533
Calpine Corp. 5.375% 2023	910	915
Calpine Corp. 7.875% 2023[4]	937	1,040
Calpine Corp. 5.50% 2024	335	338
CEZ, a s 4.25% 2022[4]	5,285	5,748
Cleveland Electric Illuminating Co. 8.875% 2018	7,475	9,218
CMS Energy Corp. 8.75% 2019	6,984	8,839
CMS Energy Corp. 5.05% 2022	16,788	19,229
CMS Energy Corp. 3.875% 2024	3,595	3,851
CMS Energy Corp. 4.875% 2044	1,000	1,170
Comision Federal de Electricidad 4.875% 2024[4]	600	641
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	5,645	6,005
Dominion Gas Holdings LLC 2.50% 2019	2,835	2,892
Dominion Gas Holdings LLC 3.60% 2024	9,176	9,640
Dominion Gas Holdings LLC 4.60% 2044	4,500	4,870
Duke Energy Corp. 3.95% 2023	2,520	2,756
Duke Energy Corp. 3.75% 2024	2,995	3,212
Dynegy Finance Inc. 6.75% 2019[4]	380	394
Dynegy Finance Inc. 7.375% 2022[4]	1,125	1,187
Dynegy Finance Inc. 7.625% 2024[4]	1,430	1,503
E.ON International Finance BV 5.80% 2018[4]	5,000	5,597
EDP Finance BV 4.125% 2020[4]	1,000	1,037
Electricité de France SA 2.15% 2019[4]	145	147
Electricité de France SA 4.60% 2020[4]	1,191	1,329
Enel Società per Azioni 8.75% 2073[3,4]	1,000	1,207
Eskom Holdings SOC Ltd. 6.75% 2023[4]	1,400	1,400
Iberdrola Finance Ireland 5.00% 2019[4]	2,575	2,876
MidAmerican Energy Holdings Co. 5.75% 2018	7,740	8,701
MidAmerican Energy Holdings Co. 3.75% 2023	15,890	16,969
Midwest Generation, LLC, Series B, 8.56% 2016[6,8,9]	182	184
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	13,750	17,829
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
National Rural Utilities Cooperative Finance Corp. 3.40% 2023	$1,000	$1,062
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	5,500	6,589
Niagara Mohawk Power Corp. 4.278% 2034[4]	1,000	1,093
Niagara Mohawk Power Corp. 3.508% 2024[4]	7,875	8,283
Northeast Utilities 3.15% 2025	1,640	1,660
NV Energy, Inc 6.25% 2020	10,219	12,143
Pacific Gas and Electric Co. 2.45% 2022	7,500	7,398
Pacific Gas and Electric Co. 3.25% 2023	5,815	6,021
Pacific Gas and Electric Co. 3.85% 2023	1,195	1,278
Pacific Gas and Electric Co. 3.40% 2024	850	888
Pacific Gas and Electric Co. 4.75% 2044	1,000	1,157
Pacific Gas and Electric Co. 4.30% 2045	1,670	1,805
PG&E Corp. 2.40% 2019	3,810	3,862
Progress Energy, Inc. 7.05% 2019	3,180	3,798
Progress Energy, Inc. 7.75% 2031	1,920	2,786
PSEG Power LLC 2.75% 2016	3,400	3,484
Public Service Co. of Colorado 5.80% 2018	7,860	8,949
Public Service Co. of Colorado 3.20% 2020	5,000	5,328
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,460	2,748
Public Service Electric and Gas Co. 2.00% 2019	500	508
Puget Sound Energy, Inc., First Lien, 6.50% 2020	5,896	7,097
Puget Sound Energy, Inc., First Lien, 6.00% 2021	11,161	13,195
Puget Sound Energy, Inc., First Lien, 5.625% 2022	9,057	10,552
Southern Co. 2.15% 2019	10,675	10,746
Tampa Electric Co. 2.60% 2022	5,250	5,189
Teco Finance, Inc. 5.15% 2020	4,026	4,561
TXU, Term Loan, 4.65% 2017[3,5,6,9]	3,749	2,252
Virginia Electric and Power Co. 1.20% 2018	5,400	5,392
Virginia Electric and Power Co. 2.95% 2022	3,090	3,191
Virginia Electric and Power Co. 4.45% 2044	8,295	9,372
Xcel Energy Inc. 4.70% 2020	1,800	2,017
		321,562
Consumer discretionary 3.17%
Amazon.com, Inc. 3.30% 2021	500	521
Amazon.com, Inc. 3.80% 2024	1,080	1,137
Amazon.com, Inc. 4.95% 2044	1,360	1,490
AOL Time Warner Inc. 7.625% 2031	1,750	2,453
Boyd Gaming Corp. 9.125% 2018	3,600	3,771
Burger King Corp. 6.00% 2022[4]	2,075	2,161
CBS Corp. 2.30% 2019	1,000	1,001
CBS Corp. 4.90% 2044	300	319
CBS Corp. 4.60% 2045	250	256
Cedar Fair, LP 5.375% 2024[4]	400	410
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[4]	1,725	1,826
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 5.50% 2022	3,450	3,536
Cinemark USA, Inc. 5.125% 2022	1,050	1,071
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	700	740
Cleopatra Finance Ltd 6.50% 2025[4]	400	387
Comcast Corp. 5.85% 2015	4,525	4,673
Comcast Corp. 6.30% 2017	1,880	2,124
Comcast Corp. 5.15% 2020	2,500	2,878
Comcast Corp. 4.75% 2044	3,175	3,663
Cox Communications, Inc. 2.95% 2023[4]	7,750	7,647
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Cumulus Media Inc., Term Loan B, 4.25% 2020[3,5,6]	$1,697	$1,671
DaimlerChrysler North America Holding Corp. 1.25% 2016[4]	7,000	7,027
DaimlerChrysler North America Holding Corp. 2.625% 2016[4]	8,000	8,178
DaimlerChrysler North America Holding Corp. 1.09% 2018[3,4]	7,500	7,533
DaimlerChrysler North America Holding Corp. 2.25% 2020[4]	2,920	2,942
DaimlerChrysler North America Holding Corp. 2.875% 2021[4]	21,000	21,712
DaimlerChrysler North America Holding Corp. 3.25% 2024[4]	755	786
Delta 2 (Formula One), Term Loan B, 4.75% 2021[3,5,6]	875	871
Delta 2 (Formula One), Term Loan B, 7.75% 2022[3,5,6]	475	473
Dollar General Corp. 4.125% 2017	622	655
Dollar General Corp. 1.875% 2018	1,211	1,199
Family Tree Escrow LLC 5.25% 2020[4]	350	368
Family Tree Escrow LLC 5.75% 2023[4]	725	765
Ford Motor Credit Co. 2.375% 2018	3,290	3,350
Ford Motor Credit Co. 2.375% 2019	24,900	25,213
Ford Motor Credit Co. 2.597% 2019	10,910	11,066
Ford Motor Credit Co. 2.459% 2020	2,860	2,866
Ford Motor Credit Co. 3.219% 2022	7,315	7,480
Ford Motor Credit Co. 3.664% 2024	500	517
Gannett Co., Inc. 5.125% 2019	1,130	1,189
Gannett Co., Inc. 4.875% 2021[4]	290	297
Gannett Co., Inc. 6.375% 2023	340	370
General Motors Co. 5.00% 2035	15,385	16,471
General Motors Financial Co. 4.375% 2021	1,845	1,968
Grupo Televisa, SAB 7.25% 2043	MXN6,080	349
Home Depot, Inc. 4.40% 2021	$7,500	8,488
Hyundai Capital America 2.60% 2020[4]	930	941
Hyundai Capital Services Inc. 2.625% 2020[4]	200	201
Limited Brands, Inc. 6.625% 2021	2,724	3,134
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	2,000	2,110
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	975	1,053
MGM Resorts International 6.75% 2020	875	937
MGM Resorts International 7.75% 2022	2,000	2,258
Michaels Stores, Inc. 5.875% 2020[4]	2,050	2,117
Mohegan Tribal Gaming Authority 11.00% 2018[3,4,7]	2,325	2,331
NBC Universal Enterprise, Inc. 5.25% (undated)[4]	2,375	2,530
NBCUniversal Media, LLC 5.15% 2020	10,000	11,490
NBCUniversal Media, LLC 2.875% 2023	2,500	2,535
NCL Corp. Ltd. 5.25% 2019[4]	725	747
Needle Merger Sub Corp. 8.125% 2019[4]	3,500	3,535
Neiman Marcus Group LTD Inc. 8.00% 2021[4]	950	1,012
Neiman Marcus Group LTD Inc. 8.75% 2021[3,4,7]	1,160	1,235
Neiman Marcus, Term Loan B, 4.25% 2020[3,5,6]	3,738	3,729
News America Inc. 4.50% 2021	7,930	8,795
News America Inc. 4.00% 2023	1,100	1,181
News America Inc. 6.15% 2037	1,000	1,296
PETCO Animal Supplies, Inc. 9.25% 2018[4]	5,000	5,263
PETsMART, Inc. 7.125% 2023[4]	425	441
Pinnacle Entertainment, Inc. 6.375% 2021	1,025	1,094
Playa Resorts Holding BV 8.00% 2020[4]	2,475	2,537
Playa Resorts Holding BV, Term Loan B, 4.00% 2019[3,5,6]	764	763
RCI Banque 3.50% 2018[4]	8,280	8,659
Sally Holdings LLC and Sally Capital Inc. 6.875% 2019	1,200	1,275
Schaeffler Holding Finance BV 6.25% 2019[4,7]	2,500	2,656
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Seminole Tribe of Florida 7.804% 2020[4,6]	$750	$806
Six Flags Entertainment Corp. 5.25% 2021[4]	2,500	2,581
Stackpole Intl. 7.75% 2021[4]	2,840	2,826
Target Corp. 6.00% 2018	3,000	3,392
Thomson Reuters Corp. 1.30% 2017	285	285
Thomson Reuters Corp. 1.65% 2017	5,445	5,458
Thomson Reuters Corp. 4.30% 2023	240	258
Thomson Reuters Corp. 5.65% 2043	635	756
Time Warner Inc. 2.10% 2019	330	332
Time Warner Inc. 3.55% 2024	300	311
Time Warner Inc. 6.20% 2040	5,450	6,992
Toyota Motor Credit Corp. 2.125% 2019	500	508
Toyota Motor Credit Corp. 2.15% 2020	2,570	2,596
Toys "R" Us-Delaware, Inc., Term Loan B2, 5.25% 2018[3,5,6]	1,099	881
Univision Communications Inc., Term Loan D, 4.00% 2020[3,5,6]	1,986	1,985
Viacom Inc. 2.75% 2019	1,835	1,866
Viacom Inc. 4.25% 2023	1,950	2,064
Viacom Inc. 4.85% 2034	5,895	6,110
Viacom Inc. 5.85% 2043	4,550	5,141
Viacom Inc. 5.25% 2044	250	268
Volkswagen Group of America Finance, LLC 2.45% 2019[4]	520	531
Volkswagen International Finance NV 4.00% 2020[4]	4,200	4,588
Walt Disney Co. 5.50% 2019	5,000	5,757
Weather Company, Term Loan, 7.00% 2020[3,5,6]	500	445
Wynn Macau, Ltd. 5.25% 2021[4]	3,100	2,953
		311,413
Consumer staples 2.48%
Altria Group, Inc. 2.625% 2020	435	442
Altria Group, Inc. 2.85% 2022	5,000	4,979
Altria Group, Inc. 4.00% 2024	150	162
Altria Group, Inc. 9.95% 2038	3,200	5,571
Altria Group, Inc. 10.20% 2039	3,100	5,500
Altria Group, Inc. 4.50% 2043	3,000	3,116
Altria Group, Inc. 5.375% 2044	7,530	8,842
Anheuser-Busch InBev NV 3.625% 2015	2,525	2,527
British American Tobacco International Finance PLC 9.50% 2018[4]	14,137	17,904
Coca-Cola Co. 1.50% 2015	8,110	8,167
Coca-Cola Co. 3.15% 2020	6,285	6,692
ConAgra Foods, Inc. 1.30% 2016	6,725	6,744
ConAgra Foods, Inc. 1.90% 2018	7,175	7,188
ConAgra Foods, Inc. 3.20% 2023	11,295	11,138
ConAgra Foods, Inc. 4.65% 2043	6,254	6,299
CVS Caremark Corp. 2.25% 2018	500	512
CVS Caremark Corp. 5.30% 2043	3,395	4,164
H.J Heinz Co. 4.875% 2025[4]	2,000	2,172
Imperial Tobacco Finance PLC 2.05% 2018[4]	3,360	3,383
Imperial Tobacco Finance PLC 3.50% 2023[4]	2,835	2,883
Kraft Foods Inc. 1.625% 2015	3,880	3,887
Kraft Foods Inc. 2.25% 2017	3,485	3,549
Kraft Foods Inc. 5.00% 2042	370	413
Kroger Co. 3.90% 2015	7,500	7,616
Kroger Co. 5.15% 2043	2,950	3,498
PepsiCo, Inc. 2.50% 2016	5,000	5,103
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Pernod Ricard SA 4.45% 2022[4]	$22,870	$24,824
Philip Morris International Inc. 3.25% 2024	4,000	4,112
Philip Morris International Inc. 4.875% 2043	800	914
Philip Morris International Inc. 4.25% 2044	9,075	9,543
Reynolds American Inc. 3.25% 2022	4,500	4,485
Reynolds American Inc. 4.85% 2023	6,430	7,117
Reynolds American Inc. 6.15% 2043	4,520	5,606
SABMiller Holdings Inc. 2.45% 2017[4]	7,410	7,573
SABMiller Holdings Inc. 3.75% 2022[4]	3,800	4,003
Smithfield Foods, Inc. 5.25% 2018[4]	1,000	1,025
Stater Bros. Holdings Inc., Term Loan B, 4.75% 2021[3,5,6]	491	491
The JM Smucker Co. 2.50% 2020[4]	280	284
The JM Smucker Co. 3.00% 2022[4]	260	264
The JM Smucker Co. 3.50% 2025[4]	785	809
The JM Smucker Co. 4.25% 2035[4]	1,235	1,284
The JM Smucker Co. 4.375% 2045[4]	170	178
Tyson Foods, Inc. 2.65% 2019	600	615
Tyson Foods, Inc. 3.95% 2024	1,050	1,111
Tyson Foods, Inc. 5.15% 2044	6,680	7,807
Wal-Mart Stores, Inc. 5.80% 2018	7,395	8,374
WM. Wrigley Jr. Co 2.40% 2018[4]	500	509
WM. Wrigley Jr. Co 2.90% 2019[4]	500	516
WM. Wrigley Jr. Co 3.375% 2020[4]	19,230	20,176
		244,071
Industrials 1.51%
AAF Holdings LLC 12.75% 2019[3,4,7]	645	600
AerCap Holdings NV 2.75% 2017[4]	150	149
Altegrity, Inc. 9.50% 2019[4]	2,000	1,930
Atlas Copco AB 5.60% 2017[4]	2,340	2,554
B/E Aerospace, Inc., Term Loan B, 4.00% 2021[3,5,6]	1,357	1,369
BNSF Funding Trust I 6.613% 2055[3]	1,680	1,898
Burlington Northern Santa Fe LLC 5.75% 2018	1,505	1,688
Burlington Northern Santa Fe LLC 4.70% 2019	3,740	4,193
Burlington Northern Santa Fe LLC 4.15% 2045	4,810	5,026
Canadian National Railway Co. 5.55% 2018	5,000	5,620
Canadian National Railway Co. 2.85% 2021	5,000	5,201
CEVA Group PLC 7.00% 2021[4]	775	756
CEVA Group PLC, LOC, 6.345% 2021[3,5,6]	853	801
CEVA Group PLC, Term Loan B, 6.50% 2021[3,5,6]	1,229	1,153
CEVA Group PLC, Term Loan, 6.50% 2021[3,5,6]	891	836
CEVA Group PLC, Term Loan, 6.50% 2021[3,5,6]	154	144
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[6]	57	61
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[6]	65	68
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[6]	415	434
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[6]	1,110	1,180
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[6]	497	551
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[6]	215	225
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[6]	469	508
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[6]	1,837	2,060
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[6]	941	1,067
CSX Corp. 6.25% 2015	1,667	1,667
CSX Corp. 3.40% 2024	525	549
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B-1, 5.00% 2018[3,5,6]	1,521	1,522
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B-2, 5.00% 2018[3,5,6]	$639	$639
ERAC USA Finance Co. 4.50% 2045[4]	320	325
Esterline Technologies Corp. 7.00% 2020	2,475	2,593
Euramax International, Inc. 9.50% 2016	1,775	1,677
European Aeronautic Defence and Space Company 2.70% 2023[4]	7,500	7,551
Far East Capital Limited SA 8.00% 2018[4]	540	208
Far East Capital Limited SA 8.75% 2020[4]	1,085	418
Gardner Denver, Inc. Term Loan B, 4.25% 2020[3,5,6]	1,926	1,832
Gates Global LLC 6.00% 2022[4]	1,050	996
Gates Global LLC, Term Loan B, 4.25% 2021[3,5,6]	1,194	1,191
General Electric Capital Corp. 2.30% 2017	5,000	5,132
General Electric Capital Corp. 2.20% 2020	6,500	6,576
General Electric Capital Corp. 3.10% 2023	6,460	6,661
General Electric Co. 2.70% 2022	5,000	5,094
Hawker Beechcraft Acquisition Co., LLC, LOC, 0.05% 2015[3,5,6,8,9]	78	74
HD Supply, Inc. 5.25% 2021[4]	825	852
KLX Inc. 5.875% 2022[4]	960	960
LMI Aerospace Inc. 7.375% 2019[4]	1,450	1,468
Lockheed Martin Corp. 3.60% 2035	650	652
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[4]	4,075	4,116
Norfolk Southern Corp. 5.75% 2016	3,840	3,987
Norfolk Southern Corp. 3.95% 2042	5,000	5,102
R.R. Donnelley & Sons Co. 6.50% 2023	625	667
Republic Services, Inc. 5.00% 2020	5,000	5,613
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[4]	1,750	1,571
TransDigm Inc. 5.50% 2020	2,175	2,159
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 2006[6,8,9]	230	—
US Investigations Services, Inc. 13.00% 2020[4,7,8,9]	867	503
US Investigations Services, Inc. 14.00% 2020[4,7,8,9]	628	371
US Investigations Services, Inc. 15.00% 2021[4,7,8,9]	1,515	136
US Investigations Services, Inc., Term Loan DD, 12.00% 2015[5,6,7,8]	336	336
Volvo Treasury AB 5.95% 2015[4]	34,000	34,000
Watco Companies 6.375% 2023[4]	1,505	1,512
		148,782
Telecommunication services 1.42%
Altice Financing SA 6.625% 2023[4]	3,050	3,157
Altice Finco SA 7.625% 2025[4]	250	257
Altice Finco SA, First Lien, 7.75% 2022[4]	1,000	1,020
Altice SA 7.625% 2025[4]	700	705
América Móvil, SAB de CV 7.125% 2024	MXN42,060	2,738
AT&T Inc. 1.40% 2017	$3,615	3,597
AT&T Inc. 4.30% 2042	1,485	1,422
AT&T Inc. 4.80% 2044	2,325	2,394
AT&T Inc. 4.35% 2045	2,790	2,689
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[4]	1,575	1,886
Deutsche Telekom International Finance BV 3.125% 2016[4]	5,495	5,615
Deutsche Telekom International Finance BV 6.00% 2019	1,415	1,649
Deutsche Telekom International Finance BV 9.25% 2032	5,878	9,618
Digicel Group Ltd. 8.25% 2020[4]	1,800	1,812
Digicel Group Ltd. 6.00% 2021[4]	950	905
France Télécom 9.00% 2031	1,580	2,445
Frontier Communications Corp. 8.125% 2018	1,100	1,239
Frontier Communications Corp. 6.25% 2021	300	302
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Frontier Communications Corp. 9.25% 2021	$2,100	$2,444
Frontier Communications Corp. 8.75% 2022	425	474
MetroPCS Wireless, Inc. 6.25% 2021	2,750	2,870
MetroPCS Wireless, Inc. 6.625% 2023	3,275	3,447
NII Capital Corp. 7.875% 2019[4,9]	1,000	932
NII Capital Corp. 8.875% 2019[9]	475	228
NII Capital Corp. 11.375% 2019[4,9]	1,700	1,623
NII Capital Corp. 7.625% 2021[9]	2,325	732
Numericable Group SA 6.00% 2022[4]	1,700	1,728
Numericable Group SA 6.25% 2024[4]	300	304
Orange SA 2.75% 2019	3,570	3,701
Sprint Nextel Corp. 7.00% 2020	3,000	3,062
Sprint Nextel Corp. 7.25% 2021	1,925	1,942
Sprint Nextel Corp. 11.50% 2021	925	1,122
Sprint Nextel Corp. 7.875% 2023	2,500	2,562
Telecom Italia Capital SA 6.999% 2018	1,840	2,057
Telstra Corp. Ltd. 3.125% 2025[4,8]	2,000	2,013
T-Mobile US, Inc. 6.542% 2020	3,500	3,697
Verizon Communications Inc. 4.15% 2024	7,000	7,525
Verizon Communications Inc. 4.272% 2036[4]	26,666	26,555
Verizon Communications Inc. 4.522% 2048[4]	22,319	22,240
Wind Acquisition SA 4.75% 2020[4]	2,850	2,864
Wind Acquisition SA 7.375% 2021[4]	2,500	2,600
		140,172
Materials 0.88%
Agrium Inc. 3.375% 2025	750	751
Agrium Inc. 4.125% 2035	1,220	1,214
ArcelorMittal 6.25% 2021[3]	665	709
ArcelorMittal 7.00% 2022[3]	1,775	1,952
ArcelorMittal 7.50% 2041[3]	2,500	2,612
Dow Chemical Co. 3.00% 2022	5,000	5,051
E.I. du Pont de Nemours and Co. 2.75% 2016	3,920	4,002
E.I. du Pont de Nemours and Co. 2.80% 2023	7,500	7,498
Ecolab Inc. 3.00% 2016	5,455	5,626
First Quantum Minerals Ltd. 6.75% 2020[4]	3,917	3,643
First Quantum Minerals Ltd. 7.00% 2021[4]	3,917	3,653
FMG Resources 6.00% 2017[4]	1,850	1,837
FMG Resources 6.875% 2018[4,6]	133	131
FMG Resources 8.25% 2019[4]	1,550	1,316
Georgia-Pacific Corp. 3.60% 2025[4]	2,000	2,054
Holcim Ltd. 5.15% 2023[4]	1,760	1,998
JMC Steel Group Inc. 8.25% 2018[4]	3,950	3,333
Monsanto Co. 2.75% 2021	2,770	2,839
Monsanto Co. 4.40% 2044	900	972
Monsanto Co. 4.70% 2064	10,750	11,759
Praxair, Inc. 3.55% 2042	935	921
Rayonier Advanced Materials Inc. 5.50% 2024[4]	1,960	1,691
Reynolds Group Inc. 5.75% 2020	3,235	3,352
Rio Tinto Finance (USA) Ltd. 9.00% 2019	3,780	4,798
Ryerson Inc. 9.00% 2017	1,925	1,949
Ryerson Inc. 11.25% 2018	401	409
Solenis, Term Loan, 7.75% 2022[3,5,6]	2,425	2,358
Teck Resources Ltd. 3.15% 2017	2,880	2,915
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Tembec Industries Inc. 9.00% 2019[4]	$705	$717
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[4]	1,285	1,388
Walter Energy, Inc. 9.875% 2020	625	41
Xstrata Canada Financial Corp. 4.95% 2021[4]	2,650	2,867
		86,356
Information technology 0.56%
Alcatel-Lucent USA Inc. 4.625% 2017[4]	3,375	3,464
Alcatel-Lucent USA Inc. 6.75% 2020[4]	2,580	2,761
Alcatel-Lucent USA Inc. 8.875% 2020[4]	2,450	2,683
First Data Corp. 8.25% 2021[4]	600	649
First Data Corp. 11.75% 2021	975	1,132
First Data Corp. 12.625% 2021	3,500	4,156
First Data Corp. 8.75% 2022[3,4,7]	2,641	2,856
International Business Machines Corp. 5.70% 2017	7,500	8,334
International Business Machines Corp. 4.00% 2042	300	303
Lam Research Corp. 2.75% 2020	2,195	2,215
Lawson Software, Inc. 9.375% 2019	3,000	3,221
Microsoft Corp. 3.50% 2035	1,000	1,000
Microsoft Corp. 3.75% 2045	500	504
Oracle Corp. 1.20% 2017	3,600	3,611
Oracle Corp. 2.80% 2021	6,500	6,738
Serena Software, Inc., Term Loan B, 7.50% 2020[3,5,6]	2,072	2,080
SRA International, Inc. 11.00% 2019	1,625	1,731
SRA International, Inc., Term Loan B, 6.50% 2018[3,5,6]	2,668	2,684
SunGard Data Systems Inc. 7.375% 2018	1,067	1,111
SunGard Data Systems Inc. 7.625% 2020	2,425	2,573
Xerox Corp. 2.95% 2017	1,670	1,720
		55,526
Total corporate bonds & notes		2,984,557
Mortgage-backed obligations 18.35% Federal agency mortgage-backed obligations 14.72%
Fannie Mae 5.50% 2023[6]	1,651	1,785
Fannie Mae 4.00% 2024[6]	542	574
Fannie Mae 4.50% 2025[6]	830	894
Fannie Mae 6.00% 2026[6]	594	676
Fannie Mae 5.50% 2027[6]	375	421
Fannie Mae 6.00% 2027[6]	967	1,103
Fannie Mae 1.765% 2037[3,6]	1,830	1,923
Fannie Mae 6.00% 2037[6]	2,685	3,058
Fannie Mae 6.00% 2037[6]	415	471
Fannie Mae 5.50% 2038[6]	6,429	7,236
Fannie Mae 5.50% 2038[6]	687	776
Fannie Mae 2.191% 2039[3,6]	1,926	2,054
Fannie Mae 2.28% 2039[3,6]	202	216
Fannie Mae 2.303% 2039[3,6]	902	963
Fannie Mae 2.422% 2039[3,6]	152	162
Fannie Mae 2.472% 2039[3,6]	236	253
Fannie Mae 5.00% 2040[6]	1,166	1,316
Fannie Mae 4.00% 2041[6]	14,206	15,508
Fannie Mae 5.00% 2041[6]	8,718	9,794
Fannie Mae 5.00% 2041[6]	6,653	7,473
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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 5.00% 2041[6]	$3,833	$4,353
Fannie Mae 5.00% 2041[6]	2,927	3,323
Fannie Mae 5.00% 2041[6]	1,957	2,223
Fannie Mae 5.00% 2041[6]	1,242	1,410
Fannie Mae 4.00% 2042[6]	9,969	10,877
Fannie Mae 4.00% 2043[6]	12,428	13,560
Fannie Mae 4.00% 2044[6]	8,989	9,778
Fannie Mae 4.00% 2044[6]	4,307	4,702
Fannie Mae 3.50% 2044[6,10]	130,000	135,936
Fannie Mae 4.50% 2045[6,10]	169,430	184,876
Fannie Mae 3.00% 2029[6,10]	20,000	20,924
Fannie Mae 4.344% 2040[3,6]	1,079	1,147
Fannie Mae 3.546% 2041[3,6]	2,437	2,571
Fannie Mae 4.00% 2042[6]	1,533	1,673
Fannie Mae 4.00% 2045[6,10]	3,705	3,962
Fannie Mae 4.50% 2045[6,10]	302,549	329,303
Fannie Mae, Series 2001-4, Class GA, 9.424% 2025[3,6]	14	16
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[6]	43	51
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[6]	32	35
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[6]	51	60
Fannie Mae, Series 2002-W1, Class 2A, 6.509% 2042[3,6]	65	77
Freddie Mac 5.50% 2033[6]	364	413
Freddie Mac 5.00% 2038[6]	69	77
Freddie Mac 5.50% 2038[6]	378	424
Freddie Mac 5.50% 2038[6]	289	324
Freddie Mac 2.874% 2039[3,6]	732	782
Freddie Mac 5.50% 2039[6]	553	620
Freddie Mac 4.50% 2040[6]	1,148	1,254
Freddie Mac 5.50% 2040[6]	1,976	2,216
Freddie Mac 4.50% 2041[6]	4,092	4,500
Freddie Mac 4.50% 2041[6]	1,184	1,292
Freddie Mac 5.00% 2041[6]	9,184	10,402
Freddie Mac 5.50% 2041[6]	2,903	3,259
Freddie Mac 4.00% 2043[6]	7,482	8,129
Freddie Mac 4.00% 2043[6]	3,823	4,154
Freddie Mac 4.00% 2043[6]	3,029	3,302
Freddie Mac 4.00% 2044[6]	3,141	3,425
Freddie Mac 3.00% 2035[6]	77,129	79,830
Freddie Mac 5.50% 2038[6]	8,366	9,387
Freddie Mac 3.50% 2045[6,10]	140,000	146,430
Freddie Mac, Series 3257, Class PA, 5.50% 2036[6]	1,819	2,062
Freddie Mac, Series 3061, Class PN, 5.50% 2035[6]	302	342
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[6]	664	624
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[6]	599	570
Freddie Mac, Series 3318, Class JT, 5.50% 2037[6]	845	944
Government National Mortgage Assn. 4.50% 2040[6]	2,669	2,925
Government National Mortgage Assn. 4.00% 2044[6]	127,915	137,222
Government National Mortgage Assn. 4.00% 2044[6]	13,689	14,615
Government National Mortgage Assn. 4.00% 2045[6,10]	207,450	220,841
		1,447,878
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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities 3.54%	Principal amount (000)	Value (000)
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[3,6]	$3,018	$3,149
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[3,6]	6,532	6,693
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.735% 2049[3,6]	2,405	2,569
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 6.011% 2051[3,6]	3,020	3,285
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.43% 2051[3,6]	3,423	3,769
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[3,6]	1,755	1,898
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[3,6]	2,380	2,620
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.974% 2049[3,6]	2,170	2,244
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-M, 6.150% 2049[3,6]	5,000	5,473
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.396% 2044[3,6]	11,410	11,468
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[6]	12,437	12,992
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[6]	3,363	3,572
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[6]	17,624	18,415
CS First Boston Mortgage Securities Corp., Series 2007-C3, Class A-1-A-1, 5.893% 2039[3,6]	5,216	5,589
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[3,6]	10,650	11,429
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[4,6]	17,426	17,729
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.313% 2045[3,6]	627	627
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.014% 2038[3,6]	10,866	11,267
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[6]	18,925	19,986
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[3,6]	12,610	13,666
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[4,6]	7,820	7,843
Hilton USA Trust, Series 2013-HLF-BFX, 3.367% 2030[4,6]	2,000	2,030
Hilton USA Trust, Series 2013-HLF, CFX, 3.714% 2030[4,6]	3,780	3,862
Hilton USA Trust, Series 2013-HLF, DFX, 4.407% 2030[4,6]	600	615
Hilton USA Trust, Series 2013-HLT, EFX, 5.609% 2030[3,4,6]	400	412
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[3,6]	3,375	3,506
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[6]	2,990	3,145
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.057% 2045[3,6]	10,315	10,649
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[4,6]	8,360	8,574
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A-1-A, 5.431% 2047[3,6]	1,488	1,578
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.885% 2049[3,6]	26,820	28,904
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[6]	5,874	6,256
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[3,6]	3,057	3,324
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045[6]	9,049	9,436
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[4,6]	1,187	1,331
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 6.065% 2044[3,6]	3,614	3,936
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[6]	2,449	2,614
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[3,6]	2,200	2,329
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[3,6]	13,725	14,875
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.369% 2045[3,6]	2,110	2,341
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 6.029% 2050[3,6]	1,955	2,105
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[6]	21,181	22,272
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.077% 2049[3,6]	6,195	6,723
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[6]	5,034	5,319
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[6]	5,025	5,359
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.104% 2049[3,6]	10,378	11,279
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.891% 2043[3,6]	2,581	2,673
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047[6]	2,700	2,905
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[3,6]	8,810	9,416
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.903% 2049[3,6]	3,500	3,747
		347,798
American Funds Insurance Series — Bond Fund — Page 105 of 170

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Other mortgage-backed securities 0.09%	Principal amount (000)	Value (000)
Northern Rock PLC 5.625% 2017[4,6]	$1,868	$2,048
Royal Bank of Canada 3.125% 2015[4,6]	6,840	6,846
		8,894
Total mortgage-backed obligations		1,804,570
Bonds & notes of governments & government agencies outside the U.S. 3.17%
Argentina (Republic of) 7.00% 2017	1,980	1,876
Bermuda Government 5.603% 2020[4]	4,710	5,228
Bermuda Government 5.603% 2020	2,735	3,036
Bermuda Government 4.138% 2023[4]	1,000	997
Bermuda Government 4.854% 2024[4]	6,215	6,565
Colombia (Republic of), Series B, 10.00% 2024	COP14,430,000	6,680
Croatian Government 6.375% 2021	$1,500	1,660
Greek Government 3.00%/3.65% 2023[11]	€320	193
Greek Government 3.00%/3.65% 2024[11]	320	189
Greek Government 3.00%/3.65% 2025[11]	320	186
Greek Government 3.00%/3.65% 2026[11]	320	177
Greek Government 3.00%/3.65% 2027[11]	320	175
Greek Government 3.00%/3.65% 2028[11]	320	171
Greek Government 3.00%/3.65% 2029[11]	320	170
Greek Government 3.00%/3.65% 2030[11]	320	168
Greek Government 3.00%/3.65% 2031[11]	320	168
Greek Government 3.00%/3.65% 2032[11]	320	168
Greek Government 3.00%/3.65% 2033[11]	320	166
Greek Government 3.00%/3.65% 2034[11]	320	166
Greek Government 3.00%/3.65% 2035[11]	320	167
Greek Government 3.00%/3.65% 2036[11]	320	167
Greek Government 3.00%/3.65% 2037[11]	320	166
Greek Government 3.00%/3.65% 2038[11]	320	166
Greek Government 3.00%/3.65% 2039[11]	320	167
Greek Government 3.00%/3.65% 2040[11]	320	166
Greek Government 3.00%/3.65% 2041[11]	320	166
Greek Government 3.00%/3.65% 2042[11]	320	169
Hungarian Government 6.25% 2020	$2,425	2,772
India (Republic of) 7.28% 2019	INR1,270,000	20,021
India (Republic of) 8.60% 2028	640,000	10,914
Indonesia (Republic of) 7.875% 2019	IDR112,600,000	8,831
Indonesia (Republic of) 4.125% 2025[4]	$7,300	7,528
Indonesia (Republic of) 8.375% 2034	IDR99,000,000	8,073
Indonesia (Republic of), Series 71, 9.00% 2029	27,000,000	2,323
Irish Government 3.90% 2023	€5,000	6,781
Italian Government 4.50% 2024	7,000	9,641
Japanese Government, Series 19, 0.10% 2024[2]	¥4,771,200	42,984
Portuguese Government 5.125% 2024[4]	$300	334
Portuguese Government 5.65% 2024	€10,000	14,453
Province of Manitoba 3.05% 2024	$5,050	5,339
Province of Ontario 3.20% 2024	9,000	9,630
Slovenia (Republic of) 5.50% 2022	18,585	21,490
Slovenia (Republic of) 5.85% 2023	15,150	17,991
Slovenia (Republic of) 5.85% 2023[4]	3,100	3,681
Slovenia (Republic of) 5.25% 2024	3,820	4,403
South Africa (Republic of), Series R-213, 7.00% 2031	ZAR150,000	11,060
South Africa (Republic of), Series R-214, 6.50% 2041	98,000	6,509
American Funds Insurance Series — Bond Fund — Page 106 of 170

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Spanish Government 5.40% 2023	€10,000	$14,313
United Mexican States Government 3.50% 2017[2]	MXN127,763	8,825
United Mexican States Government 4.50% 2025[2]	301,117	22,592
United Mexican States Government Global 3.60% 2025	$12,000	12,375
United Mexican States Government Global, Series A, 6.05% 2040	3,990	4,948
United Mexican States Government Global 5.55% 2045	4,030	4,735
		312,019
Federal agency bonds & notes 1.83%
CoBank, ACB 7.875% 2018[4]	2,285	2,661
CoBank, ACB 0.871% 2022[3,4]	14,990	14,016
Fannie Mae 1.25% 2016	10,000	10,113
Fannie Mae 5.375% 2016	2,080	2,214
Fannie Mae 2.625% 2024	12,910	13,398
Freddie Mac 0.50% 2015	20,000	20,012
Freddie Mac 1.25% 2019	44,500	44,225
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[6]	7,500	7,629
Freddie Mac, Series K716, Class A2, multifamily 3.13% 2021[6]	10,875	11,629
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[3,6]	6,650	7,253
Tennessee Valley Authority 5.88% 2036	3,750	5,289
Tennessee Valley Authority 5.25% 2039	15,315	20,075
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	15,500	15,922
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,091
		179,527
Municipals 0.88%
State of California, Various Purpose G.O. Bonds, 7.50% 2034	2,200	3,298
State of California, Various Purpose G.O. Bonds, 7.30% 2039[6]	1,890	2,824
State of California, Various Purpose G.O. Bonds, 7.35% 2039	3,260	4,894
State of California, Various Purpose G.O. Bonds, 7.55% 2039	865	1,354
State of California, Various Purpose G.O. Bonds, 7.60% 2040	22,040	35,464
State of California, Various Purpose G.O. Bonds, 7.625% 2040	2,900	4,523
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	15,000	15,445
State of New Jersey, G.O. Ref. Bonds, Series H, Assured Guaranty Municipal insured, 5.25% 2015	8,000	8,102
State of Texas, Board of Regents of the University of Texas System, Rev. Fncg. System Bonds (Build America Bonds - Direct Payment), Series 2010-D, 3.076% 2016	10,450	10,808
		86,712
Asset-backed obligations 0.61%
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[6]	15,895	15,974
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023[6]	1,500	1,680
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[4,6]	13,820	14,216
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[4,6]	1,200	1,200
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[4,6]	2,830	2,885
Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% 2026[4,6]	12,600	12,674
Ford Credit Auto Owner Trust, Series 2014-2-A, 2.31% 2026[4,6]	1,000	1,015
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[4,6]	8,000	7,962
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.368% 2037[3,6]	1,459	308
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 2021[6]	1,780	1,795
		59,709
Total bonds, notes & other debt instruments (cost: $9,246,231,000)		9,459,593
American Funds Insurance Series — Bond Fund — Page 107 of 170

unaudited
Preferred securities 0.02% Financials 0.01%	Shares	Value (000)
Citigroup Inc., Series K, depositary shares	58,195	$1,586
Miscellaneous 0.01%
Other preferred securities in initial period of acquisition		646
Total preferred securities (cost: $2,075,000)		2,232
Common stocks 0.00% Consumer discretionary 0.00%
Adelphia Recovery Trust, Series ACC-1[8,12]	2,409,545	7
Adelphia Recovery Trust, Series ACC-6B8,12	500,000	—
Revel AC, Inc.[8,12,13]	19,511	—
Total common stocks (cost: $2,376,000)		7
Short-term securities 13.30%	Principal amount (000)
Abbott Laboratories 0.11% due 5/5/2015[4]	$50,000	49,997
Chariot Funding, LLC 0.20% due 4/27/2015[4]	26,200	26,197
Coca-Cola Co. 0.19%–0.20% due 4/17/2015–5/8/2015[4]	85,000	84,996
Emerson Electric Co. 0.12% due 4/20/2015[4]	36,000	35,998
ExxonMobil Corp. 0.11% due 4/21/2015	17,800	17,799
Fannie Mae 0.08%–0.24% due 4/15/2015–1/19/2016	158,600	158,479
Federal Farm Credit Banks 0.11%–0.13% due 6/11/2015–7/17/2015	42,300	42,294
Federal Home Loan Bank 0.06%–0.16% due 4/1/2015–11/13/2015	327,400	327,324
Freddie Mac 0.07%–0.21% due 4/2/2015–1/4/2016	404,200	404,007
Kimberly-Clark Corp. 0.09% due 4/27/2015[4]	50,000	49,994
Precision Castparts Corp. 0.09% due 4/22/2015[4]	20,000	19,998
Private Export Funding Corp. 0.22% due 8/3/2015[4]	25,000	24,978
U.S. Treasury Bills 0.13% due 6/25/2015	20,500	20,500
United Parcel Service Inc. 0.11% due 4/16/2015[4]	24,200	24,199
Walt Disney Co. 0.09% due 5/22/2015[4]	20,900	20,897
Total short-term securities (cost: $1,307,615,000)		1,307,657
Total investment securities 109.50% (cost: $10,558,297,000)		10,769,489
Other assets less liabilities (9.50)%		(934,026)
Net assets 100.00%		$9,835,463
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Insurance Series — Bond Fund — Page 108 of 170

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $167,278,000 over the prior 12-month period.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 3/31/2015 (000)
			Receive (000)	Deliver (000)
Purchases:
Australian dollars	4/27/2015	Citibank	A$56,995	$44,500	$(1,161)
Canadian dollars	4/27/2015	JPMorgan Chase	C$55,817	$44,500	(445)
					$(1,606)
Sales:
British pounds	4/14/2015	UBS AG	$8,916	£5,965	$68
Euros	4/10/2015	HSBC Bank	$31,429	€28,060	1,254
Euros	4/13/2015	JPMorgan Chase	$35,620	€33,700	(622)
Euros	4/24/2015	HSBC Bank	$5,462	€5,000	84
Indian rupees	4/17/2015	UBS AG	$9,214	INR585,000	(98)
Japanese yen	4/24/2015	UBS AG	$41,066	¥4,930,000	(55)
Mexican pesos	4/9/2015	HSBC Bank	$2,697	MXN40,675	32
					$663
Forward currency contracts — net					$(943)
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $2,011,602,000 over the prior 12-month period.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized (depreciation) appreciation at 3/31/2015 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.935%	3/19/2017	$480,000	$(1,330)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.132	8/26/2017	479	(2)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.138	8/27/2017	1,000	(5)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.1625	9/2/2017	155,000	(801)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.0545	10/16/2017	1,000	(2)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.1375	11/6/2017	265,000	(938)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.0635	12/3/2017	5,000	6
Pay	LCH.Clearnet	3-month USD-LIBOR	1.305	2/20/2018	200,000	(1,252)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.607	8/1/2018	50,000	(668)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.39925	12/30/2018	180,000	2,038
Receive	LCH.Clearnet	3-month USD-LIBOR	2.33	12/31/2018	169,400	1,689
Receive	LCH.Clearnet	3-month USD-LIBOR	1.619	10/24/2019	80,000	572
Receive	LCH.Clearnet	3-month USD-LIBOR	1.669	10/28/2019	185,000	1,722
Pay	LCH.Clearnet	3-month USD-LIBOR	1.66	10/29/2019	700	(6)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.789	11/14/2019	660	(9)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.8095	12/9/2019	73,000	1,097
Pay	LCH.Clearnet	6-month EURIBOR	0.2742	3/4/2020	75,000	(123)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.7245	3/9/2020	900	(9)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.801	3/11/2020	750	(10)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.7635	3/12/2020	1,100	(13)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.7935	3/13/2020	8,000	(104)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.9455	10/20/2021	800	(10)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.0505	10/28/2021	700	(13)
American Funds Insurance Series — Bond Fund — Page 109 of 170

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized (depreciation) appreciation at 3/31/2015 (000)
Pay	LCH.Clearnet	6-month EURIBOR	0.544%	12/31/2021	$40,000	$(509)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.9695	3/18/2022	1,425	(17)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.796	4/2/2022	875	—
Pay	LCH.Clearnet	3-month USD-LIBOR	2.805	3/21/2024	5,000	(354)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.609	5/29/2024	275	(15)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.701	6/9/2024	95,000	(5,895)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6145	7/22/2024	800	(44)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.608	7/24/2024	25,000	(1,352)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6815	9/24/2024	1,600	(97)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6915	9/26/2024	1,100	(67)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.54	10/3/2024	400	(19)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.58	10/6/2024	600	(31)
Pay	LCH.Clearnet	6-month EURIBOR	0.9852	10/17/2024	25,000	(1,164)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.342	10/21/2024	290	(9)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.326	10/22/2024	800	(23)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.372	10/24/2024	1,150	(38)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.438	11/19/2024	3,250	(125)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.4585	11/24/2024	23,000	(929)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.4295	11/25/2024	800	(30)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.353	12/8/2024	700	(22)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.429	12/9/2024	3,750	(141)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.2845	12/12/2024	330	(8)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.008	12/30/2024	80,000	(1,582)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.9125	12/31/2024	76,000	(1,186)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.86625	1/6/2025	94,000	(1,262)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.8185	1/20/2025	900	16
Pay	LCH.Clearnet	3-month USD-LIBOR	1.9365	1/22/2025	1,500	11
Pay	LCH.Clearnet	6-month EURIBOR	0.6792	3/3/2025	50,000	(699)
Pay	LCH.Clearnet	6-month JPY-LIBOR	0.5327	3/4/2025	4,800,000	145
Pay	LCH.Clearnet	3-month USD-LIBOR	2.192	3/18/2025	1,850	(28)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.0475	3/23/2025	450	(1)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.0635	3/23/2025	3,000	(10)
Receive	LCH.Clearnet	3-month USD-LIBOR	3.0865	8/18/2034	2,700	335
Receive	LCH.Clearnet	3-month USD-LIBOR	2.913	11/24/2034	10,000	965
Pay	LCH.Clearnet	3-month USD-LIBOR	2.2535	1/28/2035	200	2
Pay	LCH.Clearnet	3-month USD-LIBOR	3.355	9/18/2044	500	(106)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.132	10/8/2044	200	(33)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.046	10/10/2044	700	(101)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.975	10/24/2044	5,000	(642)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.0745	11/10/2044	250	(38)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.086	11/10/2044	525	(80)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.061	11/12/2044	200	(30)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.0515	11/14/2044	1,000	(145)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.0205	11/24/2044	3,500	(485)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.925	12/3/2044	1,230	(145)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6695	12/19/2044	200	(12)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.5755	3/5/2045	1,470	(59)
						$(14,230)
American Funds Insurance Series — Bond Fund — Page 110 of 170

unaudited
[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $23,183,000, which represented .24% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,196,993,000, which represented 12.17% of the net assets of the fund.
[5]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $33,611,000, which represented .34% of the net assets of the fund.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $4,007,000, which represented .04% of the net assets of the fund.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Purchased on a TBA basis.
[11]	Step bond; coupon rate will increase at a later date.
[12]	Security did not produce income during the last 12 months.
[13]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appears below.

Private placement security	Acquisition dates	Cost (000)	Value (000)	Percent of net assets
Revel AC, Inc.	12/7/2011-12/13/2011	$2,194	$—	.00%

Key to abbreviations and symbols
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Ref. = Refunding
Rev. = Revenue
TBA = To be announced
A$ = Australian dollars
C$ = Canadian dollars
COP = Colombian pesos
€ = Euros
£ = British pounds
IDR = Indonesian rupiah
INR = Indian rupees
¥ = Japanese yen
MXN = Mexican pesos
ZAR = South African rand
American Funds Insurance Series — Bond Fund — Page 111 of 170

Global Bond Fund
Investment portfolio
March 31, 2015
unaudited
Bonds, notes & other debt instruments 95.57% Euros 14.77%	Principal amount (000)	Value (000)
Allianz SE, 4.75% (undated)[1]	€1,500	$1,887
Anheuser-Busch InBev NV 8.625% 2017	750	931
Assicurazioni Generali SPA 7.75% 2042[1]	1,300	1,818
Assicurazioni Generali SPA 10.125% 2042	1,500	2,295
AT&T Inc. 6.125% 2015	1,100	1,183
Austrian Government 4.00% 2016	550	628
Aviva PLC 6.125% 2043[1]	3,000	4,087
Banco Bilbao Vizcaya Argentaria SA 3.50% 2024[1]	4,900	5,574
Barclays Bank PLC 4.00% 2019[2]	2,450	3,091
Barclays Bank PLC 6.00% 2021	2,575	3,425
Barclays Bank PLC 6.625% 2022	1,070	1,503
Belgium (Kingdom of), Series 72, 2.60% 2024	2,625	3,397
BNP Paribas 2.875% 2026[1]	5,725	6,470
BPCE SA group 4.625% 2023	1,200	1,561
CaixaBank, SA 5.00% 2023[1]	9,000	10,518
Canadian Government 3.50% 2020	2,500	3,143
Daimler AG, Series 6, 4.125% 2017	300	345
Deutsche Telekom International Finance BV 7.50% 2033	200	408
European Investment Bank 4.75% 2017	600	725
French Government O.A.T. Eurobond 3.25% 2045	1,110	1,851
German Government 0.10% 2023[3]	14,365	17,059
German Government 1.50% 2024	9,660	11,677
German Government 6.25% 2030	1,800	3,577
German Government, Series 8, 4.75% 2040	200	427
German Government 2.50% 2044	6,900	11,244
German Government, Series 00, 5.50% 2031	1,000	1,908
HSBC Holdings PLC 3.375% 2024[1]	300	346
Hungarian Government 5.75% 2018	7,885	9,725
Hungarian Government 6.00% 2019	6,235	7,970
Hungarian Government 3.875% 2020	1,000	1,216
Imperial Tobacco Finance PLC 8.375% 2016	200	230
Imperial Tobacco Finance PLC 5.00% 2019	2,850	3,648
Intesa Sanpaolo SpA 6.625% 2023	3,585	4,958
Irish Government 4.50% 2020	8,215	10,725
Irish Government 5.00% 2020	2,340	3,168
Irish Government 3.90% 2023	20,650	28,007
Irish Government 3.40% 2024	13,110	17,456
Irish Government 2.40% 2030	11,800	15,128
Irish Government 2.00% 2045	700	863
Italian Government 2.15% 2021	19,660	22,869
Italian Government 4.75% 2023	2,900	4,025
Italian Government 4.50% 2024	2,500	3,443
Italian Government 3.50% 2030	8,440	11,363
Lloyds Banking Group PLC 6.50% 2020	3,890	5,214
Merrill Lynch & Co., Inc. 4.625% 2018	4,875	5,903
Mondelez International, Inc. 2.375% 2021	670	784
American Funds Insurance Series — Global Bond Fund — Page 112 of 170

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Bonds, notes & other debt instruments Euros (continued)	Principal amount (000)	Value (000)
Netherlands Government Eurobond 2.25% 2022	€1,800	$2,235
Netherlands Government Eurobond 2.00% 2024	6,275	7,823
NN Group NV, 4.625% 2044	2,335	2,831
NN Group NV, 4.50% (undated)[1]	3,720	4,371
Novartis Finance SA, 4.25% 2016	750	847
Orange SA 4.25% (undated)	1,300	1,498
Orange SA 5.00% (undated)[1]	1,450	1,782
Rabobank Nederland 3.875% 2023	3,250	4,108
Slovenia (Republic of) 4.375% 2019	375	464
Slovenia (Republic of) 4.125% 2020	550	692
Slovenia (Republic of) 4.625% 2024	375	530
Spanish Government 1.40% 2020	1,570	1,760
Spanish Government 5.85% 2022	8,660	12,393
Spanish Government 5.40% 2023	6,425	9,196
Spanish Government 2.75% 2024	6,320	7,757
Spanish Government 5.15% 2028	3,800	5,897
Spanish Government 5.15% 2044	29,780	54,537
Svenska Handelsbanken AB 2.656% 2024[1]	2,170	2,453
		378,947
Japanese yen 3.60%
Japanese Government, Series 336, 0.10% 2016	¥695,000	5,799
Japanese Government, Series 315, 1.20% 2021	1,246,950	11,068
Japanese Government, Series 323, 0.90% 2022	680,000	5,957
Japanese Government, Series 18, 0.10% 2024[3]	2,603,550	23,324
Japanese Government, Series 19, 0.10% 2024[3]	2,375,660	21,402
Japanese Government, Series 116, 2.20% 2030	1,125,000	11,284
Japanese Government, Series 145, 1.70% 2033	1,260,000	11,724
Japanese Government, Series 37, 1.90% 2042	113,000	1,067
Japanese Government, Series 36, 2.00% 2042	75,000	722
		92,347
British pounds 3.55%
Aviva PLC, subordinated 6.875% 2058[1]	£470	894
AXA SA, junior subordinated 5.453% (undated)[1]	300	476
Barclays Bank PLC 10.00% 2021	750	1,516
Electricité de France SA 6.00% 2114	400	834
France Télécom 5.375% 2050	300	576
Lloyds Banking Group PLC 7.625% 2025	655	1,293
RSA Insurance Group PLC 9.375% 2039[1]	1,669	3,046
United Kingdom 1.00% 2017	5,860	8,787
United Kingdom 3.75% 2020	2,500	4,219
United Kingdom 1.75% 2022	6,925	10,517
United Kingdom 2.25% 2023	9,945	15,625
United Kingdom 2.75% 2024	16,200	26,475
United Kingdom 4.25% 2040	2,950	6,058
United Kingdom 3.25% 2044	6,045	10,732
		91,048
Mexican pesos 3.50%
United Mexican States Government, Series M10, 7.25% 2016	MXN56,000	3,881
United Mexican States Government 4.00% 2019[3]	37,110	2,611
United Mexican States Government 2.00% 2022[3]	82,171	5,166
United Mexican States Government 4.50% 2025[3]	220,006	16,506
United Mexican States Government, Series M30, 8.50% 2038	57,000	4,672
American Funds Insurance Series — Global Bond Fund — Page 113 of 170

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Bonds, notes & other debt instruments Mexican pesos (continued)	Principal amount (000)	Value (000)
United Mexican States Government 4.00% 2040[3]	MXN37,109	$2,674
United Mexican States Government, Series M10, 8.00% 2015	36,000	2,438
United Mexican States Government, Series M, 6.25% 2016	65,500	4,430
United Mexican States Government, Series M, 5.00% 2017	120,000	8,040
United Mexican States Government, Series M10, 7.75% 2017	45,000	3,196
United Mexican States Government, Series M, 8.00% 2020	92,500	6,813
United Mexican States Government, Series M, 6.50% 2021	249,800	17,218
United Mexican States Government, Series M20, 10.00% 2024	82,500	7,038
United Mexican States Government, Series M30, 10.00% 2036	35,000	3,248
United Mexican States Government, Series M, 7.75% 2042	23,000	1,752
		89,683
Hungarian forints 2.98%
Hungarian Government, Series 18/A, 5.50% 2018	HUF540,000	2,155
Hungarian Government, Series 19/A, 6.50% 2019	3,618,480	15,054
Hungarian Government, Series 20B, 3.50% 2020	825,000	3,090
Hungarian Government, Series 20A, 7.50% 2020	10,468,340	46,696
Hungarian Government, Series 22A, 7.00% 2022	943,820	4,215
Hungarian Government, Series 23A, 6.00% 2023	928,200	4,018
Hungarian Government, Series 25B, 5.50% 2025	285,000	1,213
		76,441
Polish zloty 2.59%
Polish Government, Series 116, 0% 2016	PLN33,350	8,693
Polish Government, Series 1017, 5.25% 2017	70,047	20,147
Polish Government, Series 1020, 5.25% 2020	25,500	7,887
Polish Government, Series 1021, 5.75% 2021	31,280	10,128
Polish Government, Series 0922, 5.75% 2022	34,600	11,404
Polish Government, Series 102, 4.00% 2023	27,140	8,175
		66,434
Indian rupees 2.40%
India (Republic of) 7.28% 2019	INR1,727,000	27,225
India (Republic of) 8.83% 2023	1,230,000	20,814
India (Republic of) 8.60% 2028	430,000	7,333
India (Republic of) 9.20% 2030	340,000	6,115
		61,487
Norwegian kroner 1.55%
Norwegian Government 4.25% 2017	NKr6,250	831
Norwegian Government 4.50% 2019	32,560	4,613
Norwegian Government 3.75% 2021	174,475	24,886
Norwegian Government 3.00% 2024	67,325	9,484
		39,814
Colombian pesos 1.19%
Colombia (Republic of), Series B, 5.00% 2018	COP34,095,500	12,956
Colombia (Republic of), Series B, 10.00% 2024	21,092,100	9,764
Colombia (Republic of), Series B, 6.00% 2028	23,104,200	7,776
		30,496
American Funds Insurance Series — Global Bond Fund — Page 114 of 170

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Bonds, notes & other debt instruments Indonesian rupiah 0.76%	Principal amount (000)	Value (000)
Indonesia (Republic of) 7.875% 2019	IDR55,600,000	$4,361
Indonesia (Republic of) 8.375% 2024	17,500,000	1,426
Indonesia (Republic of) 8.375% 2034	139,001,000	11,334
Indonesia (Republic of), Series 71, 9.00% 2029	26,500,000	2,281
		19,402
Swedish kronor 0.62%
Swedish Government, Series 105, 3.50% 2022	SKr110,290	15,828
Australian dollars 0.59%
Australian Government, Series 133, 5.50% 2023	A$9,000	8,520
European Investment Bank 6.125% 2017	1,000	817
Queensland Treasury Corp., Series 17, 6.00% 2017	500	418
Queensland Treasury Corp., Series 24, 5.75% 2024	5,800	5,485
		15,240
Malaysian ringgits 0.57%
Malaysian Government, Series 0310, 4.498% 2030	MYR52,450	14,718
Canadian dollars 0.49%
Canada Housing Trust 3.35% 2020	C$3,250	2,876
Canadian Government 1.75% 2019	5,670	4,682
Canadian Government 2.75% 2022	4,270	3,774
Hydro One Inc. 5.49% 2040	750	805
Rogers Communications Inc. 5.80% 2016	625	519
		12,656
South African rand 0.28%
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR64,250	5,354
South Africa (Republic of), Series R-214, 6.50% 2041	27,250	1,810
		7,164
Turkish lira 0.15%
Turkey (Republic of) 9.00% 2024	TRY9,700	3,902
Israeli shekels 0.10%
Israeli Government 4.25% 2023	ILS8,400	2,572
Brazilian reais 0.01%
Brazil (Federal Republic of) 6.00% 2015[3]	BRL659	205
U.S. dollars 55.87%
ABB Finance (USA) Inc. 2.875% 2022	$510	521
AbbVie Inc. 1.75% 2017	200	201
AbbVie Inc. 2.90% 2022	1,790	1,782
AbbVie Inc. 4.40% 2042	300	312
ACE INA Holdings Inc. 2.60% 2015	365	369
ACE INA Holdings Inc. 3.35% 2024	720	752
Actavis Funding SCS 2.35% 2018	2,250	2,282
Actavis Funding SCS 3.00% 2020	2,820	2,892
American Funds Insurance Series — Global Bond Fund — Page 115 of 170

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Actavis Funding SCS 3.45% 2022	$1,540	$1,580
Actavis Funding SCS 3.80% 2025	3,260	3,369
Actavis Funding SCS 4.55% 2035	2,570	2,688
Actavis Funding SCS 4.75% 2045	910	970
ADT Corp. 4.125% 2019	625	638
AECOM Technology Corp. 5.75% 2022[4]	500	519
Alcatel-Lucent USA Inc. 4.625% 2017[4]	700	718
Alcatel-Lucent USA Inc. 6.75% 2020[4]	950	1,017
Alcatel-Lucent USA Inc. 8.875% 2020[4]	900	986
Alexandria Real Estate Equities, Inc. 2.75% 2020	430	432
Alpha Natural Resources, Inc. 7.50% 2020[4]	1,225	514
Alpha Natural Resources, Inc. 7.50% 2020[4,5]	520	218
Altegrity, Inc. 9.50% 2019[4]	1,500	1,448
Altice Financing SA 6.625% 2023[4]	375	388
Altria Group, Inc. 2.625% 2020	1,800	1,828
Altria Group, Inc. 9.95% 2038	750	1,306
Altria Group, Inc. 4.50% 2043	2,500	2,597
Altria Group, Inc. 5.375% 2044	500	587
American Campus Communities, Inc. 3.75% 2023	1,740	1,767
American Campus Communities, Inc. 4.125% 2024	885	919
American Electric Power Co. 1.65% 2017	815	820
American Energy (Marcellus), Term Loan B, 5.25% 2020[1,2,6]	800	681
American Energy (Marcellus), Term Loan A, 8.50% 2021[1,2,6]	625	471
American Energy (Permian Basin) 7.125% 2020[4]	625	483
American Energy (Permian Basin) 7.375% 2021[4]	375	287
American Express Co. 1.55% 2018	1,875	1,876
American International Group, Inc. 2.30% 2019	800	813
American International Group, Inc. 3.375% 2020	1,500	1,585
American International Group, Inc. 4.50% 2044	460	496
American Tower Corp. 7.00% 2017	700	789
Anheuser-Busch InBev NV 3.625% 2015	730	731
Anheuser-Busch InBev NV 7.75% 2019	700	847
Anheuser-Busch InBev NV 5.375% 2020	250	288
ArcelorMittal 6.25% 2021[1]	350	373
ArcelorMittal 7.50% 2041[1]	1,920	2,006
Arch Coal, Inc. 7.00% 2019	1,125	270
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	1,450	1,272
AT&T Inc. 1.40% 2017	300	299
AvalonBay Communities, Inc. 3.625% 2020	2,900	3,075
AXA SA 8.60% 2030	220	308
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[1,2]	511	533
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[1,2]	1,011	1,036
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.735% 2049[1,2]	835	892
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 6.011% 2051[1,2]	955	1,039
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.43% 2051[1,2]	556	612
Bank of America Corp. 2.60% 2019	462	470
Bank of America Corp., Series L, 2.65% 2019	463	472
Bank of America Corp. 4.00% 2024	1,190	1,268
Barclays Bank PLC 3.65% 2025	1,100	1,106
Bayer AG 2.375% 2019[4]	300	305
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[1,2]	565	611
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[1,2]	690	760
Becton, Dickinson and Co. 1.80% 2017	1,350	1,361
Becton, Dickinson and Co. 2.675% 2019	710	727
Becton, Dickinson and Co. 3.734% 2024	660	693
American Funds Insurance Series — Global Bond Fund — Page 116 of 170

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Becton, Dickinson and Co. 4.685% 2044	$145	$159
Berkshire Hathaway Energy Co. 3.50% 2025	375	391
Berkshire Hathaway Inc. 2.00% 2018	2,000	2,052
Bermuda Government 5.603% 2020[4]	1,220	1,354
Bermuda Government 4.138% 2023[4]	300	299
Bermuda Government 4.854% 2024[4]	8,210	8,672
Bonanza Creek Energy, Inc. 6.75% 2021	225	220
Bonanza Creek Energy, Inc. 5.75% 2023	275	254
Boyd Gaming Corp. 9.125% 2018	700	733
BP Capital Markets PLC 0.676% 2016[1]	2,060	2,065
BPCE SA group 5.70% 2023[4]	6,045	6,705
Brandywine Operating Partnership, LP 3.95% 2023	190	193
British American Tobacco International Finance PLC 2.125% 2017[4]	150	153
British American Tobacco International Finance PLC 9.50% 2018[4]	2,378	3,012
Builders Firstsource 7.625% 2021[4]	1,300	1,313
Burlington Northern Santa Fe LLC 3.40% 2024	1,050	1,098
Canadian Natural Resources Ltd. 5.70% 2017	100	108
CEMEX Finance LLC 9.375% 2022[4]	465	530
Centene Corp. 4.75% 2022	1,950	2,026
CenterPoint Energy Resources Corp. 4.50% 2021	580	648
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023[2]	400	448
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[4]	2,725	2,885
CEVA Group PLC 4.00% 2018[4]	750	684
CEVA Group PLC 7.00% 2021[4]	1,175	1,146
CEVA Group PLC, LOC, 6.345% 2021[1,2,6]	325	305
CEVA Group PLC, Term Loan B, 6.50% 2021[1,2,6]	468	439
CEVA Group PLC, Term Loan, 6.50% 2021[1,2,6]	339	318
CEVA Group PLC, Term Loan, 6.50% 2021[1,2,6]	59	55
CEZ, a s 4.25% 2022[4]	1,340	1,457
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 5.50% 2022	925	948
CIT Group Inc. 3.875% 2019	2,600	2,581
Citigroup Commercial Mortgage Trust, Series 2014-CG19, Class A-1, 1.199% 2047[2]	441	441
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A-4, 5.431% 2049[2]	1,500	1,578
Citigroup Inc. 2.50% 2018	200	204
Citigroup Inc. 2.55% 2019	3,100	3,163
Citigroup Inc. 2.40% 2020	6,105	6,134
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.396% 2044[1,2]	1,039	1,044
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[2]	1,165	1,217
CME Group Inc. 5.30% 2043	300	374
CMS Energy Corp. 8.75% 2019	258	327
CMS Energy Corp. 5.05% 2022	392	449
CMS Energy Corp. 3.875% 2024	100	107
CMS Energy Corp. 4.70% 2043	412	468
CMS Energy Corp. 4.875% 2044	709	829
CNA Financial Corp. 7.35% 2019	230	277
Comcast Corp. 6.40% 2040	150	205
Comcast Corp. 4.65% 2042	2,325	2,611
Comcast Corp. 4.75% 2044	945	1,090
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[2]	1,019	1,082
Commercial Mortgage Trust, Series 2014-UBS2, Class A-1, 1.298% 2047[2]	1,300	1,308
Commercial Mortgage Trust, Series 2007-C9, Class A-1-A, 5.989% 2049[1,2]	88	96
Commonwealth Bank of Australia 0.75% 2016[2,4]	1,650	1,652
ConAgra Foods, Inc. 1.30% 2016	600	602
ConAgra Foods, Inc. 3.20% 2023	869	857
CONSOL Energy Inc. 5.875% 2022	250	228
American Funds Insurance Series — Global Bond Fund — Page 117 of 170

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Consumers Energy Co. 3.375% 2023	$345	$366
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[2]	24	26
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[2]	51	57
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[2]	118	133
ConvaTec Finance International SA 8.25% 2019[1,4,7]	1,100	1,114
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[2,4]	4,805	4,943
Cox Communications, Inc. 2.95% 2023[4]	7,300	7,203
Credit Agricole SA 4.375% 2025[4]	1,100	1,114
Credit Suisse Group AG 1.375% 2017	1,850	1,854
Credit Suisse Group AG 2.30% 2019	1,850	1,870
Crescent Resources 10.25% 2017[4]	225	242
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[2]	1,379	1,441
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A1A, 5.46% 2039[2]	1,491	1,563
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[1,2]	1,000	1,075
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[1,2]	200	215
CVS Caremark Corp. 2.25% 2019	480	488
DaimlerChrysler North America Holding Corp. 2.40% 2017[4]	750	769
DaimlerChrysler North America Holding Corp. 2.25% 2020[4]	2,000	2,015
DaimlerChrysler North America Holding Corp. 2.875% 2021[4]	2,275	2,352
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[2,4]	686	697
DCT Industrial Trust Inc. 4.50% 2023	110	117
DDR Corp. 3.625% 2025	380	380
Denbury Resources Inc. 4.625% 2023	300	259
Deutsche Telekom International Finance BV 3.125% 2016[4]	560	572
Deutsche Telekom International Finance BV 9.25% 2032	2,980	4,876
Developers Diversified Realty Corp. 7.50% 2017	750	834
Developers Diversified Realty Corp. 4.75% 2018	940	1,013
Devon Energy Corp. 3.25% 2022	170	172
Diamond Offshore Drilling, Inc. 4.875% 2043	550	463
Digicel Group Ltd. 8.25% 2020[4]	2,500	2,516
Digicel Group Ltd. 7.125% 2022[4]	675	619
Discover Card Execution Note Trust, Series 2015-A-1, Class A-1, 0.525% 2020[1,2]	4,185	4,190
DISH DBS Corp. 5.125% 2020	3,500	3,535
DJO Finance LLC 9.75% 2017	890	917
DJO Finance LLC 7.75% 2018	1,130	1,153
DJO Finance LLC 8.75% 2018	175	184
DJO Finance LLC 9.875% 2018	560	585
Dominion Gas Holdings LLC 2.50% 2019	1,740	1,775
Dominion Gas Holdings LLC 3.60% 2024	595	625
Dominion Gas Holdings LLC 4.60% 2044	1,000	1,082
Dynegy Finance Inc. 7.375% 2022[4]	415	438
Dynegy Finance Inc. 7.625% 2024[4]	760	799
State of New Jersey, Econ. Dev. Auth., Energy Fac. Rev. Bonds (ACR Energy Partners, LLC Project), Series 2011-B, 12.00% 2030[4,8]	240	107
Electricité de France SA 6.95% 2039[4]	625	878
Electricité de France SA 4.875% 2044[4]	600	683
EMD Finance LLC 2.40% 2020[4]	1,300	1,316
EMD Finance LLC 2.95% 2022[4]	350	355
EMD Finance LLC 3.25% 2025[4]	2,450	2,480
Enbridge Energy Partners, LP 9.875% 2019	750	945
Enbridge Energy Partners, LP 5.20% 2020	1,535	1,693
Enbridge Energy Partners, LP, Series B, 6.50% 2018	820	914
Enbridge Inc. 4.00% 2023	600	611
Enbridge Inc. 4.50% 2044	250	233
EnLink Midstream Partners, LP 4.40% 2024	135	142
American Funds Insurance Series — Global Bond Fund — Page 118 of 170

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Ensco PLC, 5.75% 2044	$370	$363
Enterprise Products Operating LLC 2.55% 2019	475	482
Enterprise Products Operating LLC 3.75% 2025	1,865	1,933
Enterprise Products Operating LLC 4.85% 2044	590	639
Enterprise Products Operating LLC 5.10% 2045	360	405
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.025% 2031[1,2,4]	1,813	1,814
ERP Operating LP 4.625% 2021	940	1,051
Essex Portfolio L.P. 3.50% 2025	2,115	2,153
Euramax International, Inc. 9.50% 2016	1,750	1,654
Express Scripts Inc. 3.125% 2016	2,600	2,664
Fannie Mae 3.50% 2025[2]	682	725
Fannie Mae 3.50% 2025[2]	456	484
Fannie Mae 2.50% 2027[2]	149	153
Fannie Mae 2.50% 2028[2]	1,270	1,307
Fannie Mae 2.50% 2028[2]	1,218	1,254
Fannie Mae 2.50% 2028[2]	917	943
Fannie Mae 2.50% 2028[2]	886	912
Fannie Mae 2.50% 2028[2]	876	902
Fannie Mae 2.50% 2028[2]	866	891
Fannie Mae 2.50% 2028[2]	715	735
Fannie Mae 2.50% 2028[2]	208	215
Fannie Mae 2.50% 2028[2]	174	179
Fannie Mae 2.50% 2028[2]	121	125
Fannie Mae 6.50% 2036[2]	289	333
Fannie Mae 6.00% 2037[2]	135	154
Fannie Mae 6.00% 2037[2]	9	10
Fannie Mae 6.00% 2038[2]	297	339
Fannie Mae 6.00% 2039[2]	474	541
Fannie Mae 4.50% 2040[2]	643	704
Fannie Mae 6.00% 2040[2]	60	68
Fannie Mae 4.00% 2041[2]	986	1,057
Fannie Mae 4.50% 2041[2]	1,705	1,870
Fannie Mae 3.50% 2042[2]	1,166	1,233
Fannie Mae 3.50% 2042[2]	621	654
Fannie Mae 3.50% 2042[2]	390	413
Fannie Mae 3.50% 2043[2]	1,084	1,151
Fannie Mae 3.50% 2043[2]	631	668
Fannie Mae 4.50% 2045[2,9]	4,150	4,528
Fannie Mae 3.50% 2045[2,9]	55,325	57,988
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022[2]	2,000	1,993
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[2]	1,747	1,782
First Data Corp. 11.75% 2021	1,300	1,510
First Data Corp. 12.625% 2021	3,398	4,035
First Quantum Minerals Ltd. 6.75% 2020[4]	2,606	2,424
First Quantum Minerals Ltd. 7.00% 2021[4]	2,206	2,057
FMG Resources 6.00% 2017[4]	2,875	2,855
FMG Resources 6.875% 2018[2,4]	1,622	1,594
Ford Motor Credit Co. 2.375% 2018	1,260	1,283
Ford Motor Credit Co. 2.375% 2019	4,550	4,607
Ford Motor Credit Co. 2.597% 2019	2,020	2,049
France Télécom 9.00% 2031	479	741
Freddie Mac 4.50% 2039[2]	51	55
Freddie Mac 6.50% 2039[2]	374	439
Freddie Mac 2.50% 2016	625	640
American Funds Insurance Series — Global Bond Fund — Page 119 of 170

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Freddie Mac 0.75% 2018	$2,800	$2,788
Freddie Mac 3.50% 2045[2,9]	11,000	11,505
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019[2]	1,535	1,557
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[2]	1,840	1,872
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[2]	26	25
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[2]	116	106
Freescale Semiconductor, Inc. 6.00% 2022[4]	1,400	1,523
Freescale Semiconductor, Inc., Term Loan B4, 4.25% 2020[1,2,6]	2,466	2,474
Frontier Communications Corp. 8.50% 2020	1,350	1,522
Frontier Communications Corp. 6.25% 2021	1,350	1,360
Frontier Communications Corp. 9.25% 2021	1,850	2,153
Gannett Co., Inc. 4.875% 2021[4]	195	199
General Electric Co. 2.70% 2022	80	82
Georgia Gulf Corp. 4.625% 2021	725	720
Gilead Sciences, Inc. 3.05% 2016	160	166
Gilead Sciences, Inc. 3.50% 2025	3,345	3,537
Gilead Sciences, Inc. 4.80% 2044	305	352
Gilead Sciences, Inc. 4.50% 2045	390	434
Goldman Sachs Group, Inc. 2.55% 2019	1,530	1,553
Goldman Sachs Group, Inc. 3.85% 2024	1,950	2,043
Goldman Sachs Group, Inc. 3.50% 2025	9,170	9,369
Goldman Sachs Group, Inc. 4.80% 2044	310	346
Government National Mortgage Assn. 3.00% 2027[2]	250	264
Government National Mortgage Assn. 2.50% 2028[2]	1,674	1,728
Government National Mortgage Assn. 2.50% 2028[2]	208	214
Government National Mortgage Assn. 2.50% 2028[2]	146	151
Government National Mortgage Assn. 2.50% 2028[2]	144	150
Government National Mortgage Assn. 2.50% 2028[2]	126	130
Government National Mortgage Assn. 3.50% 2045[2,9]	20,300	21,261
Government National Mortgage Assn. 4.00% 2045[2,9]	8,300	8,836
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-1-A, 6.014% 2038[1,2]	1,278	1,328
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.014% 2038[1,2]	863	895
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 2039[2]	1,491	1,587
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[2]	4,500	4,752
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[2]	1,839	2,003
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[1,2]	1,510	1,636
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A-1-A, 5.989% 2045[1,2]	298	323
Hardwoods Acquisition Inc 7.50% 2021[4]	750	720
Hawker Beechcraft Acquisition Co., LLC, LOC, 0.05% 2015[1,2,5,6,8]	5	5
HBOS PLC 6.75% 2018[4]	375	420
HCA Inc. 3.75% 2019	1,775	1,803
HD Supply, Inc. 7.50% 2020	1,450	1,559
HD Supply, Inc. 5.25% 2021[4]	1,100	1,136
HDTFS Inc. 5.875% 2020	150	155
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[2,4]	4,765	4,779
Holcim Ltd. 5.15% 2023[4]	1,290	1,464
Hospitality Properties Trust 6.70% 2018	680	749
HSBC Bank PLC 1.50% 2018[4]	200	200
HSBC Holdings PLC 4.00% 2022	175	189
HSBC Holdings PLC 4.25% 2024	4,400	4,626
HSBC Holdings PLC 6.10% 2042	256	341
Humana Inc. 2.625% 2019	265	270
Humana Inc. 3.85% 2024	1,000	1,047
Humana Inc. 4.95% 2044	1,000	1,105
Hungarian Government 4.125% 2018	4,782	5,021
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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Hungarian Government 4.00% 2019	$6,600	$6,900
Hungarian Government 6.25% 2020	810	926
Hungarian Government 5.375% 2023	460	517
Hungarian Government 5.375% 2024	2,000	2,248
Hungarian Government 7.625% 2041	4,864	7,058
Husky Energy Inc. 7.25% 2019	250	297
Hyundai Capital Services Inc. 2.625% 2020[4]	500	503
Icahn Enterprises Finance Corp. 3.50% 2017	1,900	1,919
iHeartCommunications, Inc. 10.625% 2023[4]	525	526
Imperial Tobacco Finance PLC 3.50% 2023[4]	2,000	2,034
Indonesia (Republic of) 5.875% 2020[4]	1,505	1,710
Indonesia (Republic of) 3.75% 2022	4,150	4,243
Indonesia (Republic of) 4.125% 2025[4]	1,500	1,547
Indonesia (Republic of) 5.125% 2045[4]	590	622
Intelsat Jackson Holding Co. 7.25% 2020	500	516
Intelsat Jackson Holding Co. 6.625% 2022	3,200	3,104
International Business Machines Corp. 1.625% 2020	550	543
International Paper Co. 7.30% 2039	600	803
Intesa Sanpaolo SpA 5.017% 2024[4]	1,830	1,876
inVentiv Health Inc, Term Loan B4, 7.75% 2018[1,2,6]	1,470	1,477
inVentiv Health Inc. 9.00% 2018[4]	3,275	3,455
inVentiv Health Inc. 11.00% 2018[4]	200	193
inVentiv Health Inc. 11.00% 2018[4]	100	96
inVentiv Health Inc. 12.00% 2018[1,4,7]	450	452
iStar Financial Inc. 5.00% 2019	1,875	1,882
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-1-A, 5.811% 2043[1,2]	142	148
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[1,2]	253	263
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[2]	467	491
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.057% 2045[1,2]	1,250	1,290
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A-1-A, 5.431% 2047[1,2]	1,505	1,596
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-1-A, 5.439% 2049[2]	1,517	1,626
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.885% 2049[1,2]	2,014	2,163
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.885% 2049[1,2]	2,000	2,155
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[2]	1,486	1,583
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[1,2]	555	603
Jaguar Holding Co. 9.375% 2017[1,4,7]	2,000	2,050
JMC Steel Group Inc. 8.25% 2018[4]	1,850	1,561
JPMorgan Chase & Co. 1.625% 2018	1,875	1,869
JPMorgan Chase & Co. 2.25% 2020	1,545	1,549
JPMorgan Chase & Co. 3.25% 2022	1,000	1,024
JPMorgan Chase & Co. 3.125% 2025	1,140	1,143
Kimco Realty Corp. 5.70% 2017	500	542
Kimco Realty Corp. 6.875% 2019	1,250	1,489
Kinder Morgan Energy Partners, LP 6.00% 2017	140	150
Kinder Morgan Energy Partners, LP 3.50% 2021	175	177
Kinder Morgan Energy Partners, LP 3.45% 2023	2,250	2,216
Kinder Morgan Energy Partners, LP 3.50% 2023	1,600	1,571
Kinder Morgan Energy Partners, LP 4.15% 2024	3,075	3,149
Kinder Morgan Energy Partners, LP 5.50% 2044	4,609	4,839
Kinder Morgan, Inc. 4.30% 2025	3,060	3,147
Kinder Morgan, Inc. 5.55% 2045	1,850	1,958
Kindred Healthcare, Inc. 8.00% 2020[4]	425	458
Kinetic Concepts, Inc. 10.50% 2018	2,080	2,257
American Funds Insurance Series — Global Bond Fund — Page 121 of 170

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Kinetic Concepts, Inc. 12.50% 2019	$2,305	$2,530
KLX Inc. 5.875% 2022[4]	430	430
Kraft Foods Inc. 2.25% 2017	455	463
Kraft Foods Inc. 5.375% 2020	523	595
Laredo Petroleum, Inc. 9.50% 2019	775	812
Latvia (Republic of) 2.75% 2020	900	919
Latvia (Republic of) 5.25% 2021	375	432
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 6.065% 2044[1,2]	78	85
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[2]	816	871
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.369% 2045[1,2]	615	682
LightSquared, Term Loan, 9.00% 2015[1,2,5,6,7]	849	849
Lithuania (Republic of) 7.375% 2020	375	462
Lithuania (Republic of) 6.125% 2021[4]	450	540
Lithuania (Republic of) 6.625% 2022[4]	200	250
Marks and Spencer Group PLC 6.25% 2017[4]	1,250	1,386
McClatchy Co. 9.00% 2022	1,625	1,576
McKesson Corp. 3.25% 2016	180	184
McKesson Corp. 2.284% 2019	1,065	1,078
McKesson Corp. 3.796% 2024	680	719
McKesson Corp. 4.883% 2044	300	346
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	1,500	1,583
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	2,000	2,160
Medtronic, Inc. 2.50% 2020[4]	1,455	1,488
Medtronic, Inc. 3.50% 2025[4]	7,260	7,605
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 6.029% 2050[1,2]	630	678
MetroPCS Wireless, Inc. 6.25% 2021	2,225	2,322
MetroPCS Wireless, Inc. 6.625% 2023	1,650	1,737
MidAmerican Energy Co. 4.40% 2044	240	273
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.077% 2049[1,2]	260	282
Morgan Stanley 2.125% 2018	2,275	2,301
Morgan Stanley 2.375% 2019	325	328
Morgan Stanley 2.50% 2019	2,675	2,728
Morgan Stanley 3.70% 2024	935	977
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[2]	780	824
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[2]	200	213
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.104% 2049[1,2]	67	73
Morocco Government 5.50% 2042	3,100	3,495
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	2,850	3,695
Navios Maritime Holdings Inc. 7.375% 2022[4]	3,100	2,906
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	175	152
NBC Universal Enterprise, Inc. 1.974% 2019[4]	600	604
Needle Merger Sub Corp. 8.125% 2019[4]	1,500	1,515
Neiman Marcus Group LTD Inc. 8.00% 2021[4]	1,325	1,411
Neiman Marcus Group LTD Inc. 8.75% 2021[1,4,7]	1,675	1,784
NGL Energy Partners LP 6.875% 2021	350	368
NGPL PipeCo LLC 7.119% 2017[4]	750	746
NGPL PipeCo LLC 9.625% 2019[4]	2,100	2,093
Niagara Mohawk Power Corp. 4.278% 2034[4]	300	328
Niagara Mohawk Power Corp. 3.508% 2024[4]	180	189
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[4]	1,425	1,478
NII Capital Corp. 10.00% 2016[8]	50	25
NII Capital Corp. 7.875% 2019[4,8]	1,500	1,399
NII Capital Corp. 8.875% 2019[8]	800	384
NII Capital Corp. 11.375% 2019[4,8]	525	501
NII Capital Corp. 7.625% 2021[8]	3,250	1,024
American Funds Insurance Series — Global Bond Fund — Page 122 of 170

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
NII Holdings, Term Loan-DIP, 8.00% 2016[1,2,5,6,7]	$970	$970
Noble Corp. PLC 5.95% 2025	100	98
Noble Corp. PLC 6.95% 2045	250	238
Norfolk Southern Corp. 5.75% 2016	470	488
Nortek Inc. 10.00% 2018	700	743
Nortek Inc. 8.50% 2021	1,895	2,037
Novartis Capital Corp. 3.40% 2024	1,460	1,561
Numericable Group SA 4.875% 2019[4]	3,325	3,321
NXP BV and NXP Funding LLC 3.75% 2018[4]	500	511
Oasis Petroleum Inc. 6.875% 2022	625	613
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[2,4]	1,209	943
Oracle Corp. 3.40% 2024	615	647
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[1,2,6]	1,057	1,049
Pacific Gas and Electric Co. 3.25% 2023	580	601
Pacific Gas and Electric Co. 3.85% 2023	300	321
Pacific Gas and Electric Co. 3.75% 2042	630	632
PacifiCorp., First Mortgage Bonds, 3.60% 2024	1,015	1,089
PDC Energy Inc. 7.75% 2022	900	950
Peabody Energy Corp. 6.00% 2018	5,450	4,278
Pernod Ricard SA 4.45% 2022[4]	1,885	2,046
Peru (Republic of) 5.625% 2050	280	343
PETCO Animal Supplies, Inc. 9.25% 2018[4]	800	842
Petrobras International Finance Co. 5.75% 2020	200	186
Petróleos Mexicanos 3.50% 2018	3,135	3,268
Petróleos Mexicanos 8.00% 2019	1,400	1,682
Petróleos Mexicanos 4.875% 2022	4,100	4,361
PETsMART, Inc. 7.125% 2023[4]	250	260
Pfizer Inc. 7.20% 2039	5	7
Pfizer Inc. 4.40% 2044	400	441
PG&E Corp. 2.40% 2019	555	563
Philip Morris International Inc. 4.25% 2044	2,225	2,340
Phillips 66 Partners LP 4.68% 2045	110	111
Ply Gem Industries, Inc. 6.50% 2022	1,425	1,395
Ply Gem Industries, Inc. 6.50% 2022	950	907
PNC Bank 2.40% 2019	2,250	2,295
PNC Financial Services Group, Inc. 3.90% 2024	910	955
PNC Funding Corp. 3.30% 2022	2,211	2,332
Popular, Inc. 7.00% 2019	308	307
PRA Holdings, Inc. 9.50% 2023[4]	609	679
Progress Energy, Inc. 7.05% 2019	910	1,087
Progress Energy, Inc. 7.75% 2031	550	798
Prologis, Inc. 3.35% 2021	200	208
Prologis, Inc. 4.25% 2023	2,575	2,774
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,520	1,698
Puget Sound Energy, Inc., First Lien, 6.50% 2020	335	403
Puget Sound Energy, Inc., First Lien, 6.00% 2021	1,023	1,209
Puget Sound Energy, Inc., First Lien, 5.625% 2022	480	559
QGOG Constellation SA 6.25% 2019[4]	2,150	1,231
R.R. Donnelley & Sons Co. 7.875% 2021	1,050	1,206
R.R. Donnelley & Sons Co. 6.50% 2023	1,100	1,174
Rabobank Nederland 4.625% 2023	3,420	3,704
RCI Banque 3.50% 2018[4]	1,500	1,569
Realogy Corp. 5.25% 2021[4]	350	358
Realogy Corp., LOC, 4.40% 2016[1,2,6]	10	10
Regions Financial Corp. 5.75% 2015	150	151
American Funds Insurance Series — Global Bond Fund — Page 123 of 170

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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
Regions Financial Corp. 2.00% 2018	$1,175	$1,175
Reynolds American Inc. 6.15% 2043	825	1,023
Reynolds Group Inc. 5.75% 2020	3,615	3,746
Rice Energy Inc. 6.25% 2022	2,025	1,985
Rice Energy Inc. 7.25% 2023[4]	125	125
Rio Tinto Finance (USA) Ltd. 2.875% 2022	300	298
Roche Holdings, Inc. 2.25% 2019[4]	1,250	1,269
Roche Holdings, Inc. 6.00% 2019[4]	111	129
Roche Holdings, Inc. 2.875% 2021[4]	1,250	1,295
Roche Holdings, Inc. 3.35% 2024[4]	1,900	1,995
Ryerson Inc. 11.25% 2018	700	714
Sabine Pass Liquefaction, LLC 5.625% 2021	700	707
SABMiller Holdings Inc. 3.75% 2022[4]	775	816
SABMiller Holdings Inc. 4.95% 2042[4]	1,230	1,388
Scentre Group 3.50% 2025[4]	600	615
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	2,450	2,585
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[4]	1,800	1,616
Simon Property Group, LP 10.35% 2019	750	973
Slovak (Republic of) 4.375% 2022[4]	1,500	1,674
Slovenia (Republic of) 4.75% 2018[4]	1,010	1,085
Slovenia (Republic of) 4.125% 2019[4]	1,000	1,060
Slovenia (Republic of) 5.50% 2022	10,840	12,534
Slovenia (Republic of) 5.50% 2022[4]	425	491
Slovenia (Republic of) 5.85% 2023	7,660	9,096
Slovenia (Republic of) 5.85% 2023[4]	1,575	1,870
Slovenia (Republic of) 5.25% 2024	1,010	1,164
SoftBank Corp. 4.50% 2020[4]	725	743
Sotheby’s Holdings, Inc. 5.25% 2022[4]	100	99
Spectra Energy Partners, LP 4.75% 2024	405	446
Sprint Nextel Corp. 7.00% 2020	725	740
Sprint Nextel Corp. 7.25% 2021	575	580
Sprint Nextel Corp. 7.875% 2023	3,625	3,716
SRA International, Inc. 11.00% 2019	500	533
SRA International, Inc., Term Loan B, 6.50% 2018[1,2,6]	1,389	1,397
Stackpole Intl. 7.75% 2021[4]	925	920
Standard Chartered PLC 3.85% 2015[4]	1,245	1,248
Statoil ASA 0.547% 2018[1]	1,175	1,172
Statoil ASA 1.95% 2018	960	974
Statoil ASA 2.75% 2021	675	692
Statoil ASA 3.25% 2024	300	310
Statoil ASA 3.70% 2024	1,950	2,087
Statoil ASA 4.25% 2041	1,000	1,076
Targa Resources Corp. 4.125% 2019[4]	375	375
Targa Resources Partners LP 5.00% 2018[4]	350	361
Teco Finance, Inc. 5.15% 2020	75	85
Teekay Corp. 8.50% 2020	1,375	1,550
Tenet Healthcare Corp., First Lien, 4.75% 2020	625	637
Tenet Healthcare Corp., First Lien, 4.50% 2021	3,125	3,074
Tennessee Valley Authority 5.88% 2036	500	705
Tennessee Valley Authority 5.25% 2039	1,750	2,294
Tesoro Logistics LP 5.50% 2019[4]	300	311
Thermo Fisher Scientific Inc. 4.15% 2024	660	714
Thomson Reuters Corp. 1.65% 2017	1,005	1,007
Thomson Reuters Corp. 5.65% 2043	670	798
TIBCO Software, Inc., Term Loan B, 6.50% 2020[1,2,6]	400	401
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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
T-Mobile US, Inc. 6.731% 2022	$1,250	$1,320
Total Capital International 1.55% 2017	540	546
Total Capital International 2.875% 2022	465	477
TRAC Intermodal 11.00% 2019	575	633
TransCanada PipeLines Ltd. 7.625% 2039	250	361
Transocean Inc. 2.50% 2017	115	106
Transocean Inc. 6.375% 2021	410	344
Turkey (Republic of) 4.557% 2018[4]	775	816
Turkey (Republic of) 6.25% 2022	1,880	2,143
Turkey (Republic of) 6.75% 2040	210	261
U.S. Treasury 0.375% 2015	4,960	4,966
U.S. Treasury 5.125% 2016	1,350	1,422
U.S. Treasury 0.625% 2017	2,135	2,131
U.S. Treasury 0.75% 2017	11,635	11,611
U.S. Treasury 0.875% 2017	12,400	12,455
U.S. Treasury 0.625% 2018	4,350	4,310
U.S. Treasury 0.875% 2018	550	550
U.S. Treasury 1.25% 2018	36,150	36,346
U.S. Treasury 1.375% 2018	15,000	15,176
U.S. Treasury 1.50% 2018	43,550	44,217
U.S. Treasury 3.50% 2018	7,200	7,739
U.S. Treasury 1.00% 2019	27,500	27,222
U.S. Treasury 1.50% 2019	13,950	14,131
U.S. Treasury 1.50% 2019	9,150	9,248
U.S. Treasury 1.625% 2019[10]	46,500	47,226
U.S. Treasury 1.625% 2019	45,019	45,670
U.S. Treasury 1.625% 2019	18,550	18,862
U.S. Treasury 1.625% 2019	4,400	4,465
U.S. Treasury 1.75% 2019	16,050	16,358
U.S. Treasury 1.125% 2020	30,350	29,986
U.S. Treasury 1.25% 2020	40,500	40,285
U.S. Treasury 1.25% 2020	9,450	9,401
U.S. Treasury 1.375% 2020	26,475	26,425
U.S. Treasury 2.25% 2024	2,100	2,159
U.S. Treasury 2.50% 2024	17,460	18,341
U.S. Treasury 2.00% 2025	14,750	14,843
U.S. Treasury 2.875% 2043	6,300	6,713
U.S. Treasury 3.00% 2044	4,600	5,040
U.S. Treasury 2.50% 2045	14,500	14,370
U.S. Treasury Inflation-Protected Security 0.125% 2018[3]	4,955	5,056
U.S. Treasury Inflation-Protected Security 0.125% 2019[3]	7,980	8,138
U.S. Treasury Inflation-Protected Security 0.125% 2023[3]	861	865
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	9,155	9,170
U.S. Treasury Inflation-Protected Security 0.625% 2024[3]	47,183	49,236
U.S. Treasury Inflation-Protected Security 0.25% 2025[3]	32,892	33,520
U.S. Treasury Inflation-Protected Security 2.375% 2025[3]	1,426	1,732
U.S. Treasury Inflation-Protected Security 0.75% 2042[3]	647	656
U.S. Treasury Inflation-Protected Security 0.625% 2043[3]	1,220	1,199
U.S. Treasury Inflation-Protected Security 1.375% 2044[3]	14,307	16,868
UniCredito Italiano SpA 6.00% 2017[4]	600	644
United Mexican States Government Global 3.60% 2025	2,825	2,913
United Mexican States Government Global, Series A, 3.625% 2022	1,700	1,770
UnitedHealth Group Inc. 2.875% 2023	80	82
Unum Group 5.625% 2020	225	258
US Investigations Services, Inc. 13.00% 2020[4,5,7,8]	629	365
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Bonds, notes & other debt instruments U.S. dollars (continued)	Principal amount (000)	Value (000)
US Investigations Services, Inc. 14.00% 2020[4,5,7,8]	$9	$6
US Investigations Services, Inc. 15.00% 2021[4,5,7,8]	23	2
US Investigations Services, Inc., Term Loan DD, 12.00% 2015[2,5,6,7]	143	143
State of California, Various Purpose G.O. Bonds, 7.60% 2040	5,310	8,544
State of California, Various Purpose G.O. Bonds, 7.625% 2040	285	444
Verizon Communications Inc. 3.50% 2024	8,100	8,306
Verizon Communications Inc. 4.272% 2036[4]	4,481	4,462
Verizon Communications Inc. 4.522% 2048[4]	5,184	5,166
Viacom Inc. 2.75% 2019	1,535	1,561
Viacom Inc. 4.25% 2023	1,335	1,413
Viacom Inc. 4.85% 2034	250	259
Viacom Inc. 5.85% 2043	575	650
Volkswagen Group of America Finance, LLC 2.45% 2019[4]	545	556
Volvo Treasury AB 5.95% 2015[4]	1,920	1,920
VPI Escrow Corp. 6.375% 2020[4]	535	558
VPI Escrow Corp. 7.50% 2021[4]	2,000	2,171
VRX Escrow Corp. 6.125% 2025[4]	1,180	1,226
VWR Funding, Inc. 7.25% 2017	2,460	2,577
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[2]	90	96
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.891% 2043[1,2]	1,534	1,588
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047[2]	250	269
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[1,2]	380	406
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.903% 2049[1,2]	150	161
Walter Energy, Inc. 9.50% 2019[4]	2,150	1,301
Warner Music Group 5.625% 2022[4]	25	25
WEA Finance LLC 1.75% 2017[4]	655	659
WEA Finance LLC 2.70% 2019[4]	1,500	1,520
WEA Finance LLC 3.75% 2024[4]	535	554
WellPoint, Inc. 2.30% 2018	585	594
Wells Fargo & Co. 3.00% 2025	4,500	4,525
Western Gas Partners LP 4.00% 2022	1,500	1,527
WFLD Mortgage Trust, Series 2014-MONT, Class A, 3.88% 2031[1,2,4]	660	715
Williams Partners LP 4.125% 2020	375	391
Williams Partners LP 5.25% 2020	225	248
Williams Partners LP 4.50% 2023	760	789
Williams Partners LP 4.30% 2024	1,180	1,180
Wind Acquisition SA 4.75% 2020[4]	2,000	2,010
Wind Acquisition SA 7.375% 2021[4]	1,475	1,534
WM. Wrigley Jr. Co 3.375% 2020[4]	505	530
Xstrata Canada Financial Corp. 2.70% 2017[1,4]	1,250	1,269
Xstrata Canada Financial Corp. 4.95% 2021[4]	200	216
Zimmer Holdings, Inc. 3.55% 2025	2,900	2,961
Zimmer Holdings, Inc. 4.25% 2035	200	207
Zimmer Holdings, Inc. 4.45% 2045	600	625
		1,433,563
Total bonds, notes & other debt instruments (cost: $2,488,077,000)		2,451,947
Convertible stocks 0.01% U.S. dollars 0.01%	Shares
CEVA Group PLC, Series A-1, 3.275% convertible preferred[5]	329	329
CEVA Group PLC, Series A-2, 2.275% convertible preferred[5,11]	37	26
Total convertible stocks (cost: $386,000)		355
American Funds Insurance Series — Global Bond Fund — Page 126 of 170

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Common stocks 0.01% U.S. dollars 0.01%	Shares	Value (000)
CEVA Group PLC[4,5,12]	431	$313
Atrium Corp.[4,5,12]	2	—
Total common stocks (cost: $998,000)		313
Short-term securities 7.52%	Principal amount (000)
Electricité de France 0.16% due 4/7/2015[4]	$ 20,100	20,100
Fannie Mae 0.16% due 8/17/2015	33,500	33,487
Federal Home Loan Bank 0.13%–0.15% due 8/7/2015–11/3/2015	41,000	40,968
Freddie Mac 0.21% due 1/4/2016	11,900	11,878
General Electric Co. 0.08% due 4/1/2015	6,000	6,000
Old Line Funding, LLC 0.27% due 8/13/2015[4]	15,000	14,985
Scotiabank Inc. 0.11% due 4/6/2015[4]	45,700	45,699
Sumitomo Mitsui Banking Corp. 0.17% due 6/1/2015[4]	19,800	19,794
Total short-term securities (cost: $192,909,000)		192,911
Total investment securities 103.11% (cost: $2,682,370,000)		2,645,526
Other assets less liabilities (3.11)%		(79,830)
Net assets 100.00%		$2,565,696
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $499,296,000 over the prior 12-month period.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 3/31/2015 (000)
			Receive (000)	Deliver (000)
Purchases:
Australian dollars	4/27/2015	Citibank	A$33,941	$26,500	$(692)
Canadian dollars	4/27/2015	JPMorgan Chase	C$33,239	$26,500	(265)
Euros	4/9/2015	Citibank	€11,144	$12,649	(664)
Euros	4/24/2015	JPMorgan Chase	€11,572	$12,700	(253)
Euros	5/26/2015	UBS AG	€17,763	$19,520	(407)
Hungarian forints	4/27/2015	Bank of America, N.A.	HUF3,466,457	$12,750	(353)
Hungarian forints	5/6/2015	HSBC Bank	HUF3,506,889	$12,700	(160)
Japanese yen	4/10/2015	Barclays Bank PLC	¥1,163,558	$9,723	(20)
Japanese yen	4/16/2015	UBS AG	¥2,018,354	$16,700	133
Japanese yen	4/20/2015	HSBC Bank	¥1,905,431	$15,709	184
Japanese yen	4/23/2015	Bank of New York Mellon	¥2,113,933	$17,506	126
Japanese yen	4/24/2015	Citibank	¥3,622,655	$30,162	54
Japanese yen	4/24/2015	HSBC Bank	¥999,314	$8,324	11
Japanese yen	4/27/2015	Citibank	¥1,854,036	$15,483	(18)
Japanese yen	4/27/2015	HSBC Bank	¥4,804,701	$40,144	(66)
Japanese yen	4/28/2015	UBS AG	¥1,070,490	$8,940	(10)
Japanese yen	5/11/2015	UBS AG	¥1,420,795	$11,950	(96)
Mexican pesos	4/27/2015	Citibank	MXN264,407	$17,657	(355)
Polish zloty	4/27/2015	UBS AG	PLN47,493	$12,750	(229)
					$(3,080)
American Funds Insurance Series — Global Bond Fund — Page 127 of 170

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	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 3/31/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	4/20/2015	Citibank	$8,370	A$11,000	$2
British pounds	4/13/2015	UBS AG	$11,826	£7,700	405
British pounds	4/23/2015	HSBC Bank	$5,517	£3,750	(45)
British pounds	4/24/2015	HSBC Bank	€27,342	£20,150	(476)
British pounds	5/7/2015	UBS AG	$11,881	£8,000	17
British pounds	5/12/2015	HSBC Bank	$8,679	£5,690	241
British pounds	6/8/2015	UBS AG	$5,719	£3,750	159
Canadian dollars	4/29/2015	UBS AG	$4,016	C$5,120	(25)
Colombian pesos	4/14/2015	JPMorgan Chase	$2,568	COP6,629,670	23
Euros	4/10/2015	JPMorgan Chase	$10,441	€9,320	418
Euros	4/13/2015	UBS AG	$4,902	€4,150	439
Euros	4/24/2015	JPMorgan Chase	PLN82,811	€19,500	859
Euros	4/24/2015	Bank of America, N.A.	HUF3,662,710	€11,750	462
Euros	4/24/2015	HSBC Bank	SKr218,753	€23,500	133
Euros	4/24/2015	Citibank	PLN33,219	€8,100	46
Euros	4/24/2015	JPMorgan Chase	HUF2,429,571	€8,100	(23)
Euros	5/28/2015	HSBC Bank	¥1,385,820	€10,250	534
Malaysian ringgits	4/9/2015	Citibank	$4,103	MYR14,970	65
Malaysian ringgits	4/30/2015	JPMorgan Chase	$5,013	MYR18,500	32
Mexican pesos	4/10/2015	Bank of America, N.A.	$2,529	MXN39,260	(43)
Norwegian kroner	4/15/2015	Citibank	$8,369	NKr65,300	266
Norwegian kroner	4/15/2015	Citibank	$8,295	NKr65,100	218
Norwegian kroner	4/16/2015	JPMorgan Chase	€10,438	NKr89,973	63
Norwegian kroner	4/16/2015	JPMorgan Chase	€1,723	NKr14,875	8
Norwegian kroner	4/20/2015	JPMorgan Chase	SKr50,240	NKr48,200	(144)
Norwegian kroner	4/23/2015	Citibank	$3,947	NKr32,000	(23)
Swedish kronor	4/13/2015	Bank of America, N.A.	$9,232	SKr78,000	173
Swedish kronor	4/22/2015	Citibank	$4,403	SKr38,340	(51)
					$3,733
Forward currency contracts — net					$653
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $386,078,000 over the prior nine-month period.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized depreciation at 3/31/2015 (000)
Pay	LCH.Clearnet	6-month EURIBOR	0.6922%	1/27/2025	$6,300	$(99)
Pay	LCH.Clearnet	6-month JPY-LIBOR	0.5725	3/5/2025	2,850,000	(6)
Pay	LCH.Clearnet	6-month EURIBOR	1.4385	11/6/2029	2,800	(315)
Pay	LCH.Clearnet	6-month EURIBOR	1.4217	11/24/2029	6,000	(660)
						$(1,080)
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[1]	Coupon rate may change periodically.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $293,239,000, which represented 11.43% of the net assets of the fund.
[5]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $3,226,000, which represented .13% of the net assets of the fund.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $11,044,000, which represented .43% of the net assets of the fund.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Purchased on a TBA basis.
[10]	A portion of this security was pledged as collateral. The total value of pledged collateral was $1,424,000, which represented .06% of the net assets of the fund.
[11]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[12]	Security did not produce income during the last 12 months.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-2, 2.275% convertible preferred	3/10/2010	$52	$26.00%

Key to abbreviations
Auth. = Authority
Dev. = Development
Econ. = Economic
Fac. = Facility
G.O. = General Obligation
LOC = Letter of credit
Rev. = Revenue
TBA = To be announced
American Funds Insurance Series — Global Bond Fund — Page 129 of 170

High-Income Bond Fund
Investment portfolio
March 31, 2015
unaudited
Bonds, notes & other debt instruments 85.76% Corporate bonds & notes 83.50% Telecommunication services 15.19%	Principal amount (000)	Value (000)
Altice Financing SA 6.625% 2023[1]	$ 4,975	$5,149
Altice Finco SA 6.50% 2022[1]	1,000	1,031
Altice Finco SA 7.625% 2025[1]	250	257
Altice Finco SA, First Lien, 7.75% 2022[1]	2,000	2,040
Altice SA 7.625% 2025[1]	800	805
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[1]	1,250	1,497
Digicel Group Ltd. 8.25% 2020[1]	17,300	17,412
Digicel Group Ltd. 6.00% 2021[1]	5,650	5,382
Digicel Group Ltd. 7.125% 2022[1]	3,250	2,981
Frontier Communications Corp. 8.125% 2018	6,925	7,799
Frontier Communications Corp. 8.50% 2020	5,775	6,511
Frontier Communications Corp. 6.25% 2021	5,225	5,264
Frontier Communications Corp. 9.25% 2021	4,525	5,266
Frontier Communications Corp. 8.75% 2022	200	223
Intelsat Jackson Holding Co. 7.25% 2020	3,100	3,201
Intelsat Jackson Holding Co. 6.625% 2022	23,800	23,086
Intelsat Luxembourg Holding Co. 6.75% 2018	5,970	5,866
LightSquared, Term Loan, 9.00% 2015[2,3,4,5,6]	6,974	6,974
MetroPCS Wireless, Inc. 6.25% 2021	15,355	16,027
MetroPCS Wireless, Inc. 6.625% 2023	15,725	16,551
Millicom International Cellular SA 6.625% 2021[1]	4,040	4,287
NII Capital Corp. 10.00% 2016[7]	15,300	7,497
NII Capital Corp. 7.875% 2019[1,7]	10,975	10,234
NII Capital Corp. 8.875% 2019[7]	6,125	2,940
NII Capital Corp. 11.375% 2019[1,7]	8,610	8,223
NII Capital Corp. 7.625% 2021[7]	21,625	6,812
NII Holdings, Term Loan-DIP, 8.00% 2016[2,3,4,5,6]	6,040	6,040
Numericable Group SA 4.875% 2019[1]	21,775	21,748
Numericable Group SA 6.00% 2022[1]	4,550	4,624
SoftBank Corp. 4.50% 2020[1]	4,525	4,638
Sprint Nextel Corp. 7.00% 2020	26,850	27,404
Sprint Nextel Corp. 7.25% 2021	7,400	7,465
Sprint Nextel Corp. 11.50% 2021	4,950	6,002
Sprint Nextel Corp. 7.875% 2023	2,050	2,101
Telecom Italia Capital SA 6.999% 2018	1,130	1,263
T-Mobile US, Inc. 6.542% 2020	6,379	6,738
T-Mobile US, Inc. 6.731% 2022	3,500	3,697
T-Mobile US, Inc. 6.375% 2025	5,075	5,250
Trilogy International Partners, LLC 10.25% 2016[1]	12,675	12,294
Wind Acquisition SA 4.75% 2020[1]	7,575	7,613
Wind Acquisition SA 7.375% 2021[1]	18,950	19,708
		309,900
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care 14.17%	Principal amount (000)	Value (000)
Actavis Funding SCS 3.00% 2020	$1,290	$1,323
Actavis Funding SCS 3.45% 2022	4,260	4,370
Centene Corp. 4.75% 2022	8,665	9,001
ConvaTec Finance International SA 8.25% 2019[1,3,6]	6,925	7,016
DJO Finance LLC 9.75% 2017	5,930	6,108
DJO Finance LLC 7.75% 2018	13,170	13,433
DJO Finance LLC 8.75% 2018	840	884
DJO Finance LLC 9.875% 2018	5,525	5,774
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[1]	5,645	5,800
HCA Inc. 3.75% 2019	11,460	11,643
HCA Inc. 6.50% 2020	650	733
HCA Inc. 5.00% 2024	3,900	4,149
inVentiv Health Inc, Term Loan B4, 7.75% 2018[2,4,6]	7,585	7,623
inVentiv Health Inc. 9.00% 2018[1]	7,605	8,023
inVentiv Health Inc. 11.00% 2018[1]	8,597	8,210
inVentiv Health Inc. 11.00% 2018[1]	3,495	3,373
inVentiv Health Inc. 12.00% 2018[1,3,6]	18,418	18,474
Jaguar Holding Co. 9.375% 2017[1,3,6]	935	958
Kindred Healthcare, Inc. 8.00% 2020[1]	4,575	4,932
Kinetic Concepts, Inc. 10.50% 2018	22,795	24,733
Kinetic Concepts, Inc. 12.50% 2019	15,330	16,825
Multiplan Inc., Term Loan B, 3.75% 2021[2,4,6]	13,330	13,310
Omnicare, Inc. 4.75% 2022	445	462
Ortho-Clinical Diagnostics Inc. 6.625% 2022[1]	8,340	7,412
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[2,4,6]	10,572	10,492
Patheon Inc. 7.50% 2022[1]	600	626
PRA Holdings, Inc. 9.50% 2023[1]	2,481	2,766
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[2,4,5,6]	3,054	3,038
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[2,4,5,6]	2,300	2,288
Rotech Healthcare Inc., Term Loan, 13.00% 2020[2,3,4,5,6]	4,957	4,932
Tenet Healthcare Corp., First Lien, 4.75% 2020	7,485	7,623
Tenet Healthcare Corp., First Lien, 6.00% 2020	6,405	6,797
Tenet Healthcare Corp., First Lien, 4.50% 2021	4,705	4,629
VPI Escrow Corp. 6.75% 2018[1]	14,755	15,585
VPI Escrow Corp. 6.375% 2020[1]	12,220	12,739
VPI Escrow Corp. 7.50% 2021[1]	500	543
VRX Escrow Corp. 5.375% 2020[1]	5,200	5,265
VRX Escrow Corp. 5.875% 2023[1]	2,020	2,076
VRX Escrow Corp. 6.125% 2025[1]	13,290	13,805
VWR Funding, Inc. 7.25% 2017	10,770	11,282
		289,055
Industrials 12.27%
AAF Holdings LLC 12.75% 2019[1,3,6]	2,477	2,303
ADT Corp. 4.125% 2019	7,075	7,225
AECOM Technology Corp. 5.75% 2022[1]	3,220	3,341
Altegrity, Inc. 9.50% 2019[1]	12,225	11,797
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	25,580	22,446
B/E Aerospace, Inc., Term Loan B, 4.00% 2021[2,4,6]	1,357	1,369
Builders Firstsource 7.625% 2021[1]	10,900	11,009
CEVA Group PLC 7.00% 2021[1]	1,175	1,146
CEVA Group PLC 9.00% 2021[1]	2,275	2,193
CEVA Group PLC, LOC, 6.345% 2021[2,4,6]	2,140	2,008
CEVA Group PLC, Term Loan B, 6.50% 2021[2,4,6]	3,082	2,891
American Funds Insurance Series — High-Income Bond Fund — Page 131 of 170

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
CEVA Group PLC, Term Loan, 6.50% 2021[2,4,6]	$2,235	$2,096
CEVA Group PLC, Term Loan, 6.50% 2021[2,4,6]	385	361
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[4]	249	257
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[4]	114	122
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[4]	7	7
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[4]	113	122
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[4]	303	335
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[4]	80	83
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B-1, 5.00% 2018[2,4,6]	1,144	1,145
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B-2, 5.00% 2018[2,4,6]	502	503
Esterline Technologies Corp. 7.00% 2020	4,000	4,190
Euramax International, Inc. 9.50% 2016	10,390	9,819
Far East Capital Limited SA 8.75% 2020[1]	1,335	514
Gardner Denver, Inc. Term Loan B, 4.25% 2020[2,4,6]	1,708	1,624
Gates Global LLC 6.00% 2022[1]	5,875	5,574
Gates Global LLC, Term Loan B, 4.25% 2021[2,4,6]	423	422
Hardwoods Acquisition Inc 7.50% 2021[1]	7,525	7,224
Hawker Beechcraft Acquisition Co., LLC, LOC, 0.05% 2015[2,4,5,6,7]	276	262
HD Supply, Inc. 7.50% 2020	1,975	2,123
HD Supply, Inc. 11.50% 2020	7,130	8,324
HD Supply, Inc. 5.25% 2021[1]	4,125	4,259
HDTFS Inc. 4.25% 2018	325	329
HDTFS Inc. 5.875% 2020	875	903
HDTFS Inc. 6.25% 2022	2,800	2,909
Jeld-Wen Escrow Corp., Term Loan B, 5.25% 2021[2,4,6]	7,830	7,883
KLX Inc. 5.875% 2022[1]	6,340	6,340
LMI Aerospace Inc. 7.375% 2019[1]	3,025	3,063
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[1]	7,500	7,575
Navios Maritime Holdings Inc. 7.375% 2022[1]	5,325	4,992
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	6,945	6,042
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	7,000	7,158
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[1]	5,755	5,971
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[1]	4,250	4,293
Nortek Inc. 10.00% 2018	7,460	7,915
Nortek Inc. 8.50% 2021	7,610	8,181
Ply Gem Industries, Inc. 6.50% 2022	15,450	15,122
Ply Gem Industries, Inc. 6.50% 2022	4,800	4,584
R.R. Donnelley & Sons Co. 7.25% 2018	3,554	3,941
R.R. Donnelley & Sons Co. 7.875% 2021	5,525	6,348
R.R. Donnelley & Sons Co. 7.00% 2022	1,500	1,661
R.R. Donnelley & Sons Co. 6.50% 2023	5,525	5,898
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[1]	10,600	9,514
TRAC Intermodal 11.00% 2019	1,500	1,650
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[1,4]	20	21
United Rentals, Inc. 7.375% 2020	1,275	1,384
United Rentals, Inc. 7.625% 2022	2,525	2,775
US Investigations Services, Inc. 13.00% 2020[1,3,5,7]	4,705	2,729
US Investigations Services, Inc. 14.00% 2020[1,3,5,7]	491	290
US Investigations Services, Inc. 15.00% 2021[1,3,5,7]	1,424	128
US Investigations Services, Inc., Term Loan DD, 12.00% 2015[2,3,4,5]	1,028	1,028
Virgin Australia Holdings Ltd. 8.50% 2019[1]	2,125	2,191
Watco Companies 6.375% 2023[1]	395	397
		250,309
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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary 12.23%	Principal amount (000)	Value (000)
Academy Sports 9.25% 2019[1]	$2,500	$2,662
Boyd Gaming Corp. 9.125% 2018	9,190	9,627
Boyd Gaming Corp. 9.00% 2020	8,000	8,660
Burger King Corp. 6.00% 2022[1]	7,775	8,096
CEC Entertainment, Inc. 8.00% 2022	2,850	2,864
Cedar Fair, LP 5.375% 2024[1]	175	179
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	13,400	14,187
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 5.50% 2022	16,375	16,784
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	2,800	2,961
Cleopatra Finance Ltd 6.25% 2022[1]	2,000	1,960
Cleopatra Finance Ltd 6.50% 2025[1]	3,075	2,975
Cooper-Standard Holdings Inc., Term Loan B, 4.00% 2021[2,4,6]	2,705	2,702
Cumulus Media Holdings Inc. 7.75% 2019	2,630	2,587
Cumulus Media Inc., Term Loan B, 4.25% 2020[2,4,6]	1,368	1,347
Delta 2 (Formula One), Term Loan B, 4.75% 2021[2,4,6]	300	299
Delta 2 (Formula One), Term Loan B, 7.75% 2022[2,4,6]	5,500	5,475
DISH DBS Corp. 4.25% 2018	17,675	17,808
DISH DBS Corp. 7.875% 2019	700	784
DISH DBS Corp. 5.125% 2020	5,250	5,302
Family Tree Escrow LLC 5.25% 2020[1]	750	789
Family Tree Escrow LLC 5.75% 2023[1]	1,450	1,530
Gannett Co., Inc. 5.125% 2019	915	963
Gannett Co., Inc. 4.875% 2021[1]	1,535	1,570
Gannett Co., Inc. 6.375% 2023	2,000	2,178
General Motors Co. 4.00% 2025	465	474
General Motors Co. 5.00% 2035	4,785	5,123
Hilton Worldwide Finance LLC 5.625% 2021	1,025	1,084
iHeartCommunications, Inc. 10.625% 2023[1]	7,850	7,870
Laureate Education, Inc. 10.00% 2019[1]	1,100	1,045
Limited Brands, Inc. 6.625% 2021	875	1,007
McClatchy Co. 9.00% 2022	3,275	3,177
Mediacom Broadband LLC and Mediacom Broadband Corp. 5.50% 2021	2,500	2,534
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	3,400	3,587
MGM Resorts International 8.625% 2019	4,650	5,324
MGM Resorts International 7.75% 2022	750	847
MGM Resorts International 6.00% 2023	2,000	2,065
Michaels Stores, Inc. 7.50% 2018[1,3,6]	565	579
Michaels Stores, Inc. 5.875% 2020[1]	850	878
NBC Universal Enterprise, Inc. 5.25% (undated)[1]	835	889
NCL Corp. Ltd. 5.25% 2019[1]	1,625	1,674
Needle Merger Sub Corp. 8.125% 2019[1]	8,831	8,919
Neiman Marcus Group LTD Inc. 8.00% 2021[1]	8,400	8,946
Neiman Marcus Group LTD Inc. 8.75% 2021[1,3,6]	5,145	5,479
Neiman Marcus, Term Loan B, 4.25% 2020[2,4,6]	1,481	1,478
PETCO Animal Supplies, Inc. 9.25% 2018[1]	6,875	7,236
PETsMART, Inc. 7.125% 2023[1]	5,250	5,453
Pinnacle Entertainment, Inc. 6.375% 2021	1,450	1,548
Playa Resorts Holding BV 8.00% 2020[1]	5,975	6,124
Playa Resorts Holding BV, Term Loan B, 4.00% 2019[2,4,6]	887	886
Revel Entertainment, Term Loan B, 10.00% 2015[2,3,4,5,6,7]	2,296	—
Revel Entertainment, Term Loan B, 14.50% 2018[2,3,4,5,6,7]	11,915	0
Sally Holdings LLC and Sally Capital Inc. 6.875% 2019	1,525	1,620
Schaeffler Holding Finance BV 7.625% 2018[1,3,6]	2,300	2,412
Six Flags Entertainment Corp. 5.25% 2021[1]	1,000	1,033
American Funds Insurance Series — High-Income Bond Fund — Page 133 of 170

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Sotheby’s Holdings, Inc. 5.25% 2022[1]	$650	$642
Stackpole Intl. 7.75% 2021[1]	4,420	4,398
Standard Pacific Corp. 5.875 2024	1,550	1,600
Station Casinos LLC 7.50% 2021	325	348
Time Inc. 5.75% 2022[1]	1,925	1,887
Time Inc., Term Loan B, 4.25% 2021[2,4,6]	3,151	3,161
Univision Communications Inc. 8.50% 2021[1]	2,500	2,681
Univision Communications Inc., Term Loan C3, 4.00% 2020[2,4,6]	440	440
Univision Communications Inc., Term Loan D, 4.00% 2020[2,4,6]	248	248
VTR Finance BV 6.875% 2024[1]	1,525	1,586
Warner Music Group 13.75% 2019	1,275	1,396
Warner Music Group 5.625% 2022[1]	12,500	12,578
Warner Music Group 6.75% 2022[1]	7,450	7,096
Wynn Macau, Ltd. 5.25% 2021[1]	8,125	7,739
		249,380
Energy 9.97%
Alpha Natural Resources, Inc. 7.50% 2020[1]	12,350	5,184
Alpha Natural Resources, Inc. 7.50% 2020[1,5]	4,794	2,012
American Energy (Marcellus), Term Loan B, 5.25% 2020[2,4,6]	7,275	6,195
American Energy (Marcellus), Term Loan A, 8.50% 2021[2,4,6]	4,775	3,600
American Energy (Permian Basin) 7.125% 2020[1]	5,025	3,882
American Energy (Permian Basin) 7.375% 2021[1]	4,600	3,519
American Energy (Woodford LLC), 9.00% 2022[1]	6,625	3,843
Arch Coal, Inc. 7.00% 2019	7,720	1,853
Arch Coal, Inc. 8.00% 2019[1]	825	399
Arch Coal, Inc. 9.875% 2019	525	158
Arch Coal, Inc. 7.25% 2021	4,975	1,132
Baytex Energy Corp. 5.125% 2021[1]	3,000	2,768
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[1]	4,750	4,892
Bonanza Creek Energy, Inc. 6.75% 2021	1,275	1,246
Bonanza Creek Energy, Inc. 5.75% 2023	1,775	1,642
CONSOL Energy Inc. 5.875% 2022	2,225	2,025
Denbury Resources Inc. 4.625% 2023	2,175	1,876
Ecopetrol SA 5.875% 2023	1,450	1,560
Ensco PLC, 5.20% 2025	270	272
Ensco PLC, 5.75% 2044	2,520	2,473
Jupiter Resources Inc. 8.50% 2022[1]	4,900	4,043
Laredo Petroleum, Inc. 9.50% 2019	6,825	7,149
NGL Energy Partners LP 6.875% 2021	7,400	7,770
NGPL PipeCo LLC 7.119% 2017[1]	6,715	6,681
NGPL PipeCo LLC 9.625% 2019[1]	16,825	16,772
NGPL PipeCo LLC, Term Loan B, 6.75% 2017[2,4,6]	1,787	1,712
Noble Corp. PLC 5.95% 2025	1,535	1,502
Noble Corp. PLC 6.95% 2045	1,550	1,474
Oasis Petroleum Inc. 6.875% 2022	3,725	3,651
Odebrecht Offshore Drilling Finance Ltd., First Lien, 6.625% 2023[1,4]	1,613	1,242
PDC Energy Inc. 7.75% 2022	6,625	6,989
Peabody Energy Corp. 6.00% 2018	30,470	23,919
Peabody Energy Corp. 6.25% 2021	6,220	3,849
Petrobras Global Finance Co. 6.25% 2024	1,395	1,319
Petrobras International Finance Co. 5.75% 2020	590	550
Petróleos Mexicanos 5.625% 2046[1]	9,705	9,897
QGOG Constellation SA 6.25% 2019[1]	6,105	3,495
American Funds Insurance Series — High-Income Bond Fund — Page 134 of 170

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	$4,175	$4,332
Rice Energy Inc. 6.25% 2022	11,125	10,902
Rice Energy Inc. 7.25% 2023[1]	1,500	1,502
Sabine Pass Liquefaction, LLC 5.625% 2021	5,900	5,959
Sabine Pass Liquefaction, LLC 5.75% 2024	5,150	5,201
Sabine Pass Liquefaction, LLC 5.625% 2025[1]	4,525	4,485
Samson Investment Co. 9.75% 2020	1,300	364
Samson Investment Co., Term Loan B, 5.00% 2018[2,4,6]	150	79
Targa Resources Corp. 4.125% 2019[1]	2,200	2,200
Targa Resources Partners LP 5.00% 2018[1]	2,175	2,246
Teekay Corp. 8.50% 2020	8,543	9,632
Tesoro Logistics LP 5.50% 2019[1]	1,725	1,785
Tesoro Logistics LP 6.25% 2022[1]	450	468
Transocean Inc. 6.375% 2021	1,985	1,667
		203,367
Materials 8.15%
ArcelorMittal 10.60% 2019[6]	500	613
ArcelorMittal 6.25% 2021[6]	5,160	5,502
ArcelorMittal 7.50% 2041[6]	9,530	9,959
First Quantum Minerals Ltd. 6.75% 2020[1]	20,043	18,640
First Quantum Minerals Ltd. 7.00% 2021[1]	21,368	19,926
First Quantum Minerals Ltd. 7.25% 2022[1]	1,925	1,781
FMG Resources 6.00% 2017[1]	25,865	25,687
FMG Resources 6.875% 2018[1,4]	5,216	5,124
FMG Resources 8.25% 2019[1]	750	637
Georgia Gulf Corp. 4.625% 2021	1,350	1,340
Georgia Gulf Corp. 4.875% 2023	800	797
JMC Steel Group Inc. 8.25% 2018[1]	20,250	17,086
LSB Industries, Inc. 7.75% 2019	5,275	5,526
Mirabela Nickel Ltd. 1.00% 2044[1,3,5]	53	53
Owens-Illinois, Inc. 5.00% 2022[1]	560	573
Owens-Illinois, Inc. 5.375% 2025[1]	420	433
Rayonier Advanced Materials Inc. 5.50% 2024[1]	1,080	931
Reynolds Group Inc. 9.875% 2019	1,437	1,547
Reynolds Group Inc. 5.75% 2020	28,140	29,160
Ryerson Inc. 9.00% 2017	5,850	5,923
Ryerson Inc. 11.25% 2018	1,300	1,326
Solenis, Term Loan, 7.75% 2022[2,4,6]	640	622
Tembec Industries Inc. 9.00% 2019[1]	1,700	1,730
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[1]	355	383
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV), Term Loan B, 3.75% 2020[2,4,6]	1,250	1,244
Walter Energy, Inc. 9.50% 2019[1]	15,950	9,650
		166,193
Information technology 6.61%
Alcatel-Lucent USA Inc. 4.625% 2017[1]	5,200	5,336
Alcatel-Lucent USA Inc. 6.75% 2020[1]	5,880	6,292
Alcatel-Lucent USA Inc. 8.875% 2020[1]	10,090	11,048
First Data Corp. 8.25% 2021[1]	5,123	5,546
First Data Corp. 11.75% 2021	18,795	21,826
First Data Corp. 12.625% 2021	10,804	12,830
First Data Corp. 8.75% 2022[1,3,6]	935	1,011
Freescale Semiconductor, Inc. 5.00% 2021[1]	8,250	8,745
American Funds Insurance Series — High-Income Bond Fund — Page 135 of 170

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Freescale Semiconductor, Inc. 6.00% 2022[1]	$13,550	$14,736
Freescale Semiconductor, Inc., Term Loan B4, 4.25% 2020[2,4,6]	5,419	5,437
Lawson Software, Inc. 9.375% 2019	3,000	3,221
Serena Software, Inc., Term Loan B, 7.50% 2020[2,4,6]	4,217	4,234
SRA International, Inc. 11.00% 2019	7,835	8,344
SRA International, Inc., Term Loan B, 6.50% 2018[2,4,6]	16,913	17,013
SunGard Data Systems Inc. 7.625% 2020	3,650	3,874
TIBCO Software, Inc. 11.375% 2021[1]	2,900	2,947
TIBCO Software, Inc., Term Loan B, 6.50% 2020[2,4,6]	2,325	2,329
		134,769
Financials 3.95%
Bank of America Corp., Series AA, 6.10% (undated)	586	596
CIT Group Inc. 4.25% 2017	750	763
CIT Group Inc. 3.875% 2019	13,340	13,240
Citigroup Inc., Series O, 5.875% (undated)	1,303	1,319
Crescent Resources 10.25% 2017[1]	5,445	5,853
Icahn Enterprises Finance Corp. 3.50% 2017	8,425	8,509
Iron Mountain Inc. 5.75% 2024	3,500	3,557
iStar Financial Inc. 4.00% 2017	8,300	8,228
iStar Financial Inc., Series B, 9.00% 2017	2,380	2,624
iStar Financial Inc. 4.875% 2018	2,125	2,144
iStar Financial Inc. 5.00% 2019	9,575	9,611
Liberty Mutual Group Inc., Series A, 7.80% 2087[1,6]	1,200	1,473
MetLife Capital Trust X, junior subordinated 9.25% 2068[1,6]	300	448
MetLife Inc., junior subordinated 10.75% 2069	500	842
Ocwen Financial Corp. 6.625% 2019[1]	3,325	2,893
Popular, Inc. 7.00% 2019	1,387	1,382
Realogy Corp. 4.50% 2019[1]	9,950	10,124
Realogy Corp. 7.625% 2020[1]	750	811
Realogy Corp. 5.25% 2021[1]	4,150	4,243
Realogy Corp., LOC, 4.40% 2016[2,4,6]	511	506
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[1,6]	1,265	1,499
		80,665
Utilities 0.64%
AES Corp. 7.375% 2021	850	956
Calpine Corp. 5.375% 2023	295	297
Calpine Corp. 7.875% 2023[1]	218	242
Calpine Corp. 5.50% 2024	990	1,000
Dynegy Finance Inc. 6.75% 2019[1]	145	150
Dynegy Finance Inc. 7.375% 2022[1]	3,030	3,197
Dynegy Finance Inc. 7.625% 2024[1]	3,710	3,900
NRG Energy, Inc. 6.25% 2022	1,790	1,850
TXU, Term Loan, 4.65% 2017[2,4,6,7]	2,461	1,478
		13,070
Consumer staples 0.32%
C&S Group Enterprises LLC 5.375% 2022[1]	530	519
Constellation Brands, Inc. 3.875% 2019	250	258
Constellation Brands, Inc. 6.00% 2022	700	802
H.J Heinz Co. 4.875% 2025[1]	3,000	3,259
Ingles Markets, Inc. 5.75% 2023	475	494
American Funds Insurance Series — High-Income Bond Fund — Page 136 of 170

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Smithfield Foods, Inc. 5.25% 2018[1]	$1,000	$1,025
Stater Bros. Holdings Inc., Term Loan B, 4.75% 2021[2,4,6]	245	245
		6,602
Total corporate bonds & notes		1,703,310
Bonds & notes of governments & government agencies outside the U.S. 2.07%
Argentina (Republic of) 7.00% 2017	4,185	3,966
Ghana (Republic of) 7.875% 2023	2,700	2,573
Greek Government 4.75% 2019	€1,500	1,072
Greek Government 3.00%/3.65% 2023[8]	790	476
Greek Government 3.00%/3.65% 2024[8]	790	467
Greek Government 3.00%/3.65% 2025[8]	790	458
Greek Government 3.00%/3.65% 2026[8]	790	438
Greek Government 3.00%/3.65% 2027[8]	790	431
Greek Government 3.00%/3.65% 2028[8]	790	422
Greek Government 3.00%/3.65% 2029[8]	790	419
Greek Government 3.00%/3.65% 2030[8]	790	415
Greek Government 3.00%/3.65% 2031[8]	790	416
Greek Government 3.00%/3.65% 2032[8]	790	414
Greek Government 3.00%/3.65% 2033[8]	790	411
Greek Government 3.00%/3.65% 2034[8]	790	411
Greek Government 3.00%/3.65% 2035[8]	790	412
Greek Government 3.00%/3.65% 2036[8]	790	412
Greek Government 3.00%/3.65% 2037[8]	790	410
Greek Government 3.00%/3.65% 2038[8]	790	409
Greek Government 3.00%/3.65% 2039[8]	790	412
Greek Government 3.00%/3.65% 2040[8]	790	409
Greek Government 3.00%/3.65% 2041[8]	790	409
Greek Government 3.00%/3.65% 2042[8]	790	417
Hungarian Government 6.25% 2020	$850	972
Hungarian Government 6.375% 2021	1,000	1,164
India (Republic of) 8.83% 2023	INR440,000	7,446
India (Republic of) 8.60% 2028	100,000	1,705
Indonesia (Republic of) 8.375% 2034	IDR37,600,000	3,066
Kenya (Republic of) 6.875% 2024	$2,500	2,623
Republic of Senegal 6.25% 2024	1,400	1,371
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR15,150	1,262
United Mexican States Government, Series M20, 10.00% 2024	MXN27,500	2,346
Zambia (Republic of) 8.50% 2024	$4,000	4,248
		42,282
U.S. Treasury bonds & notes 0.16% U.S. Treasury 0.16%
U.S. Treasury 0.25% 2015[9]	3,275	3,276
Municipals 0.03%
State of New Jersey, Econ. Dev. Auth., Energy Fac. Rev. Bonds (ACR Energy Partners, LLC Project), Series 2011-B, 12.00% 2030[1,7]	875	390
Puerto Rico, University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2023	200	113
		503
Total bonds, notes & other debt instruments (cost: $1,799,674,000)		1,749,371
American Funds Insurance Series — High-Income Bond Fund — Page 137 of 170

unaudited
Convertible bonds 0.24% Financials 0.08%	Principal amount (000)	Value (000)
Bank of Ireland 10.00% convertible notes 2016	€1,460	$1,701
Materials 0.08%
Mirabela Nickel Ltd. 9.50% convertible notes 2019[1,3]	$2,144	1,576
Energy 0.08%
American Energy Utica, LLC 3.50% convertible notes 2021[1,3,6]	3,042	1,521
Total convertible bonds (cost: $7,121,000)		4,798
Convertible stocks 0.74% Industrials 0.31%	Shares
CEVA Group PLC, Series A-1, 3.275% convertible preferred[5]	4,788	4,788
CEVA Group PLC, Series A-2, 2.275% convertible preferred[5,10]	2,212	1,604
		6,392
Utilities 0.22%
Exelon Corp., convertible preferred, units	91,000	4,427
Financials 0.16%
Weyerhaeuser Co., Series A, 6.375% convertible preferred	60,000	3,283
Miscellaneous 0.05%
Other convertible stocks in initial period of acquisition		1,008
Total convertible stocks (cost: $15,696,000)		15,110
Preferred securities 0.03% Financials 0.03%
Citigroup Inc., Series K, depositary shares	28,010	764
Total preferred securities (cost: $700,000)		764
Common stocks 0.67% Consumer discretionary 0.32%
Cooper-Standard Holdings Inc.[11]	110,446	6,538
Adelphia Recovery Trust, Series Arahova[5,11]	388,601	5
Adelphia Recovery Trust, Series ACC-1[5,11]	449,306	1
Adelphia Recovery Trust, Series ACC-6B5,11	1,000,000	—
Five Star Travel Corp.[1,5,11]	7,285	2
Revel AC, Inc. (CVR)[5,10,11]	13,372,726	—
Revel AC, Inc.[5,10,11]	125,906	—
		6,546
American Funds Insurance Series — High-Income Bond Fund — Page 138 of 170

unaudited
Common stocks Industrials 0.20%	Shares	Value (000)
CEVA Group PLC[1,5,11]	5,622	$4,076
Quad/Graphics, Inc., Class A	525	12
Atrium Corp.[1,5,11]	361	—
		4,088
Health care 0.15%
Rotech Healthcare Inc.[5,11]	201,793	2,926
Miscellaneous 0.00%
Other common stocks in initial period of acquisition		57
Total common stocks (cost: $22,733,000)		13,617
Rights & warrants 0.00% Consumer discretionary 0.00%
Liberman Broadcasting, Inc., warrants, expire 2022[5,10,11]	—	—
Total rights & warrants (cost: $0)		—
Short-term securities 10.14%	Principal amount (000)
Chevron Corp. 0.11% due 4/20/2015[1]	$ 5,300	5,300
Coca-Cola Co. 0.16% due 7/9/2015[1]	25,000	24,993
Emerson Electric Co. 0.10% due 4/29/2015[1]	9,000	8,999
ExxonMobil Corp. 0.11% due 4/21/2015	5,300	5,300
Fannie Mae 0.09% due 8/10/2015	50,000	49,983
Federal Home Loan Bank 0.06%–0.13% due 4/9/2015–6/12/2015	40,000	39,998
General Electric Co. 0.08% due 4/1/2015	18,200	18,200
Parker-Hannifin Corp. 0.11% due 4/2/2015[1]	25,000	25,000
Walt Disney Co. 0.09% due 5/22/2015[1]	29,100	29,096
Total short-term securities (cost: $206,864,000)		206,869
Total investment securities 97.58% (cost: $2,052,788,000)		1,990,529
Other assets less liabilities 2.42%		49,339
Net assets 100.00%		$2,039,868
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into a forward currency contract as shown in the following table. The average notional amount of open forward currency contracts was $8,282,000 over the prior 12-month period.
	Settlement date	Counterparty	Contract amount		Unrealized depreciation at 3/31/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Euros	4/20/2015	Bank of New York Mellon	$4,076	€3,800	$(11)
American Funds Insurance Series — High-Income Bond Fund — Page 139 of 170

unaudited
Credit default swaps

The fund has entered into a credit default swap as shown in the following table. The average notional amount of credit default swaps was $9,967,000 over the prior three-month period.
Centrally cleared credit default swaps on credit indices — sell protection
Referenced index	Clearinghouse	Receive fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation at 3/31/2015 (000)
CDX North American High Yield Index Series 24	Intercontinental Exchange, Inc.	5.00%	6/20/2020	$10,000	$710
[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $855,681,000, which represented 41.95% of the net assets of the fund.
[2]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $137,019,000, which represented 6.72% of the net assets of the fund.
[3]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $43,176,000, which represented 2.12% of the net assets of the fund.
[6]	Coupon rate may change periodically.
[7]	Scheduled interest and/or principal payment was not received.
[8]	Step bond; coupon rate will increase at a later date.
[9]	A portion of this security was pledged as collateral. The total value of pledged collateral was $502,000, which represented .02% of the net assets of the fund.
[10]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[11]	Security did not produce income during the last 12 months.

Private placement securities	Acquisition dates	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-2, 2.275% convertible preferred	3/10/2010-8/22/2014	$2,214	$1,604.08%
Revel AC, Inc. (CVR)	2/15/2011-3/15/2013	2,419	—	.00
Revel AC, Inc.	2/14/2011-12/13/2011	6,279	—	.00
Liberman Broadcasting, Inc., warrants, expire 2022	12/31/2012-11/26/2014	—	—	.00
Total private placement securities		$ 10,912	$ 1,604.08%

Key to abbreviations and symbol
Auth. = Authority
CVR = Contingent Value Rights
Dev. = Development
Econ. = Economic
€ = Euros
Fac. = Facility
IDR = Indonesian rupiah
INR = Indian rupees
LOC = Letter of credit
MXN = Mexican pesos
Ref. = Refunding
Rev. = Revenue
ZAR = South African rand
American Funds Insurance Series — High-Income Bond Fund — Page 140 of 170

Mortgage Fund
Investment portfolio
March 31, 2015
unaudited
Bonds, notes & other debt instruments 95.84% Mortgage-backed obligations 60.44% Federal agency mortgage-backed obligations 48.88%	Principal amount (000)	Value (000)
Fannie Mae 5.00% 2036[1]	$ 361	$394
Fannie Mae 3.50% 2045[1,2]	21,550	22,587
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.723% 2048[1,3,4]	304	305
Freddie Mac 5.00% 2034[1]	3,061	3,406
Government National Mortgage Assn. 3.75% 2034[1]	1,531	1,644
Government National Mortgage Assn. 3.75% 2038[1]	1,087	1,167
Government National Mortgage Assn. 3.75% 2039[1]	1,127	1,211
Government National Mortgage Assn. 4.00% 2039[1]	758	787
Government National Mortgage Assn. 6.00% 2039[1]	630	722
Government National Mortgage Assn. 4.00% 2040[1]	423	439
Government National Mortgage Assn. 5.50% 2040[1]	4,766	5,377
Government National Mortgage Assn. 4.50% 2041[1]	168	179
Government National Mortgage Assn. 5.00% 2041[1]	2,474	2,710
Government National Mortgage Assn. 5.00% 2041[1]	1,492	1,590
Government National Mortgage Assn. 6.50% 2041[1]	1,838	2,068
Government National Mortgage Assn. 3.50% 2042[1]	1,030	1,061
Government National Mortgage Assn. 3.50% 2042[1]	602	617
Government National Mortgage Assn. 3.50% 2042[1]	540	569
Government National Mortgage Assn. 4.00% 2042[1]	136	142
Government National Mortgage Assn. 3.50% 2043[1]	2,904	3,062
Government National Mortgage Assn. 3.50% 2043[1]	2,817	2,987
Government National Mortgage Assn. 3.50% 2043[1]	2,461	2,595
Government National Mortgage Assn. 3.50% 2043[1]	2,169	2,299
Government National Mortgage Assn. 3.50% 2043[1]	2,043	2,154
Government National Mortgage Assn. 3.50% 2043[1]	556	570
Government National Mortgage Assn. 3.50% 2043[1]	333	352
Government National Mortgage Assn. 3.75% 2044[1]	1,446	1,535
Government National Mortgage Assn. 4.00% 2044[1]	2,399	2,559
Government National Mortgage Assn. 4.25% 2044[1]	2,355	2,556
Government National Mortgage Assn. 4.70% 2061[1]	4,979	5,367
Government National Mortgage Assn. 4.822% 2061[1]	5,106	5,478
Government National Mortgage Assn. 4.00% 2044[1]	9,855	10,522
Government National Mortgage Assn. 4.00% 2044[1]	383	410
Government National Mortgage Assn. 3.50% 2045[1,2]	60,810	63,689
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[1]	5,512	5,834
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	1,488	1,602
		160,546
Commercial mortgage-backed securities 11.56%
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[1,4]	919	942
Bear Stearns Commercial Mortgage Securities Inc., Series 2006-PW11, Class A-1-A, 5.598% 2039[1,4]	2,553	2,618
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW14, Class A1A, 5.189% 2038[1]	816	861
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A1A, 5.896% 2040[1,4]	575	623
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A-1A, 5.71% 2042[1,4]	359	390
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A1A, 5.425% 2049[1]	1,467	1,548
American Funds Insurance Series — Mortgage Fund — Page 141 of 170

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[1]	$807	$857
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class A, 1.05% 2027[1,3,4]	1,250	1,246
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A1A, 5.46% 2039[1]	4,719	4,946
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 2044[1,3]	263	269
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.025% 2031[1,3,4]	753	754
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 2039[1]	2,183	2,324
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[1,3]	795	797
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[1]	875	920
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-1-A, 5.439% 2049[1]	4,691	5,026
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 6.065% 2044[1,4]	2,754	2,999
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A-1-A, 5.335% 2038[1]	1,371	1,449
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.641% 2039[1,4]	1,203	1,242
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040[1]	1,495	1,606
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A1A, 5.739% 2043[1,4]	1,890	1,984
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A, 5.166% 2049[1]	887	928
Morgan Stanley Capital I Trust, Series 2007-TA27, Class A-1-A, 5.827% 2042[1,4]	331	358
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[1]	1,715	1,812
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.891% 2043[1,4]	1,287	1,333
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[1,4]	128	134
		37,966
Total mortgage-backed obligations		198,512
U.S. Treasury bonds & notes 20.18% U.S. Treasury inflation-protected securities 10.15%
U.S. Treasury Inflation-Protected Security 1.875% 2015[5]	1,292	1,312
U.S. Treasury Inflation-Protected Security 0.125% 2016[5]	2,647	2,674
U.S. Treasury Inflation-Protected Security 2.00% 2016[5]	2,944	3,020
U.S. Treasury Inflation-Protected Security 0.25% 2025[5]	641	649
U.S. Treasury Inflation-Protected Security 2.375% 2025[5]	3,100	3,765
U.S. Treasury Inflation-Protected Security 1.375% 2044[5]	15,270	18,004
U.S. Treasury Inflation-Protected Security 0.75% 2045[5]	3,822	3,908
		33,332
U.S. Treasury 10.03%
U.S. Treasury 1.50% 2019	5,000	5,039
U.S. Treasury 1.50% 2019	1,500	1,511
U.S. Treasury 1.625% 2019[6]	24,000	24,375
U.S. Treasury 1.625% 2019	2,000	2,029
		32,954
Total U.S. Treasury bonds & notes		66,286
Federal agency bonds & notes 8.36%
Fannie Mae 1.75% 2019	3,400	3,455
Fannie Mae 1.75% 2019	1,250	1,267
Freddie Mac 1.00% 2017	9,000	9,060
Freddie Mac, Series K031, Class A2, multifamily 3.30% 2023[1,4]	4,722	5,068
Freddie Mac, Series K032, Class A2, multifamily 3.31% 2023[1,4]	1,250	1,343
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	7,000	7,280
		27,473
American Funds Insurance Series — Mortgage Fund — Page 142 of 170

unaudited
Bonds, notes & other debt instruments Asset-backed obligations 6.86%	Principal amount (000)	Value (000)
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-2-A, 0.72% 2018[1]	$1,655	$1,655
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class B, 1.66% 2018[1]	2,000	2,015
AmeriCredit Automobile Receivables Trust, Series 2012-5, Class C, 1.69% 2018[1]	382	384
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 2019[1,3]	1,500	1,500
Flagstar Home Equity Loan Trust, Series 2006-2A, Class A, FSA insured, 0.334% 2019[1,3,4]	2,613	2,557
Prestige Auto Receivables Trust, Series 2015-1, Class A-2, 1.09% 2019[1,3]	1,595	1,595
Santander Drive Auto Receivables Trust, Series 2012-2, Class C, 3.20% 2015[1]	1,625	1,639
Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.94% 2016[1]	3,250	3,296
Santander Drive Auto Receivables Trust, Series 2013-3, Class B, 1.19% 2018[1]	1,445	1,446
Santander Drive Auto Receivables Trust, Series 2013-5, Class B, 1.55% 2018[1]	2,285	2,295
Santander Drive Auto Receivables Trust, Series 2013-1, Class B, 1.16% 2019[1]	4,124	4,132
		22,514
Total bonds, notes & other debt instruments (cost: $309,691,000)		314,785
Short-term securities 30.00%
Abbott Laboratories 0.13% due 4/17/2015[3]	4,500	4,500
Fannie Mae 0.04%–0.08% due 4/15/2015–5/18/2015	15,220	15,220
Federal Farm Credit Banks 0.14% due 7/15/2015	5,000	4,999
Federal Home Loan Bank 0.04%–0.20% due 4/6/2015–11/30/2015	27,320	27,313
Freddie Mac 0.05%–0.13% due 5/11/2015–9/21/2015	15,200	15,197
General Electric Co. 0.08% due 4/1/2015	8,000	8,000
John Deere Financial Ltd. 0.10% due 4/28/2015[3]	4,000	3,999
McDonald’s Corp. 0.10% due 5/15/2015[3]	5,000	4,999
PepsiCo Inc. 0.08%–0.10% due 4/20/2015–4/28/2015[3]	5,800	5,800
Private Export Funding Corp. 0.22% due 8/3/2015[3]	8,500	8,492
Total short-term securities (cost: $98,517,000)		98,519
Total investment securities 125.84% (cost: $408,208,000)		413,304
Other assets less liabilities (25.84)%		(84,858)
Net assets 100.00%		$328,446
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $180,917,000 over the prior 12-month period.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation (depreciation) at 3/31/2015 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.6425%	10/30/2016	$60,000	$14
Pay	LCH.Clearnet	3-month USD-LIBOR	0.9095	2/26/2017	41,000	(104)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.139	11/6/2017	27,600	(99)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.039	11/26/2017	800	—[8]
Receive	LCH.Clearnet	3-month USD-LIBOR	1.789	6/20/2019	6,150	100
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7945	6/20/2019	3,800	63
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7905	6/20/2019	1,550	25
Receive	LCH.Clearnet	3-month USD-LIBOR	1.732	6/27/2019	8,500	118
Receive	LCH.Clearnet	3-month USD-LIBOR	1.821	7/31/2019	8,000	138
Receive	LCH.Clearnet	3-month USD-LIBOR	1.799	8/8/2019	8,000	129
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7255	8/19/2019	15,000	192
Receive	LCH.Clearnet	3-month USD-LIBOR	1.9225	9/25/2019	15,000	314
American Funds Insurance Series — Mortgage Fund — Page 143 of 170

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation (depreciation) at 3/31/2015 (000)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.675%	10/30/2019	$67,500	$651
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6625	12/18/2019	3,500	29
Receive	LCH.Clearnet	3-month USD-LIBOR	1.647	1/9/2020	8,000	56
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6455	2/17/2020	5,000	31
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7615	2/19/2020	6,000	70
Receive	LCH.Clearnet	3-month USD-LIBOR	1.672	2/26/2020	7,500	55
Receive	LCH.Clearnet	3-month USD-LIBOR	1.739	3/6/2020	18,000	188
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6115	3/23/2020	10,500	42
Pay	LCH.Clearnet	3-month USD-LIBOR	1.785	3/27/2022	13,000	6
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7585	3/27/2022	13,000	(29)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.898	9/23/2023	5,000	388
Pay	LCH.Clearnet	3-month USD-LIBOR	1.8715	1/20/2025	12,000	160
Pay	LCH.Clearnet	3-month USD-LIBOR	1.887	1/20/2025	2,000	24
Pay	LCH.Clearnet	3-month USD-LIBOR	1.894	1/20/2025	1,500	17
Receive	LCH.Clearnet	3-month USD-LIBOR	2.217	2/23/2025	5,900	105
Pay	LCH.Clearnet	3-month USD-LIBOR	3.34	6/27/2044	3,500	(728)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.206	7/31/2044	2,000	(358)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.238	8/8/2044	2,000	(372)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.2265	9/25/2044	3,000	(551)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.035	10/30/2044	3,000	(426)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.5055	1/9/2045	2,000	(49)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.454	1/15/2045	3,200	(42)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.343	3/25/2045	2,000	23
						$180
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $36,813,000, which represented 11.21% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	A portion of this security was pledged as collateral. The total value of pledged collateral was $4,983,000, which represented 1.52% of the net assets of the fund.
[8]	Amount less than one thousand.

Key to abbreviation
TBA = To be announced
American Funds Insurance Series — Mortgage Fund — Page 144 of 170

U.S. Government/AAA-Rated Securities Fund
Investment portfolio
March 31, 2015
unaudited
Bonds, notes & other debt instruments 85.57% U.S. Treasury bonds & notes 47.51% U.S. Treasury 34.65%	Principal amount (000)	Value (000)
U.S. Treasury 0.50% 2017	$ 50,000	$49,944
U.S. Treasury 1.00% 2018	20,000	20,068
U.S. Treasury 1.50% 2019[1]	43,775	44,113
U.S. Treasury 1.50% 2019[1]	25,775	26,109
U.S. Treasury 1.50% 2019	5,930	5,993
U.S. Treasury 1.625% 2019	144,450	146,706
U.S. Treasury 1.625% 2019	140,000	142,083
U.S. Treasury 1.625% 2019	25,825	26,198
U.S. Treasury 1.625% 2019	16,925	17,139
U.S. Treasury 1.625% 2019	10,515	10,687
U.S. Treasury 1.625% 2019	9,625	9,787
U.S. Treasury 3.625% 2019	56,500	62,148
U.S. Treasury 1.125% 2020	38,250	37,791
U.S. Treasury 1.25% 2020	87,000	86,538
U.S. Treasury 1.25% 2020	6,250	6,218
U.S. Treasury 1.375% 2020	149,000	149,012
U.S. Treasury 1.375% 2020	13,200	13,175
U.S. Treasury 1.375% 2020	3,000	3,001
U.S. Treasury 2.25% 2021	103,575	107,523
U.S. Treasury 1.625% 2022	46,698	46,246
U.S. Treasury 1.75% 2022	63,000	63,160
U.S. Treasury 1.75% 2022	50,000	50,129
U.S. Treasury 2.00% 2025	15,600	15,699
U.S. Treasury 6.25% 2030	2,980	4,529
U.S. Treasury 2.875% 2043	8,225	8,765
U.S. Treasury 3.125% 2043	6,425	7,171
U.S. Treasury 3.625% 2043	15,850	19,362
		1,179,294
U.S. Treasury inflation-protected securities 12.86%
U.S. Treasury Inflation-Protected Security 0.50% 2015[2]	18,012	18,049
U.S. Treasury Inflation-Protected Security 0.125% 2016[2]	15,884	16,046
U.S. Treasury Inflation-Protected Security 2.00% 2016[2]	17,665	18,119
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	4,371	4,423
U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	4,273	4,297
U.S. Treasury Inflation-Protected Security 0.375% 2023[2]	3,727	3,828
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	48,236	48,315
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	7,513	7,840
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	108,555	109,564
U.S. Treasury Inflation-Protected Security 2.375% 2025[2]	24,801	30,119
U.S. Treasury Inflation-Protected Security 0.625% 2043[2]	7,244	7,121
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	86,232	101,671
U.S. Treasury Inflation-Protected Security 0.75% 2045[2]	66,803	68,515
		437,907
Total U.S. Treasury bonds & notes		1,617,201
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 145 of 170

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations 21.19% Federal agency mortgage-backed obligations 21.19%	Principal amount (000)	Value (000)
Fannie Mae 3.306% 2017[3]	$1,718	$1,801
Fannie Mae 6.50% 2028[3]	381	437
Fannie Mae 3.00% 2028[3,4]	14,755	15,466
Fannie Mae 3.00% 2035[3]	16,554	17,170
Fannie Mae 3.00% 2035[3]	7,952	8,248
Fannie Mae 6.00% 2038[3]	95	108
Fannie Mae 2.19% 2039[3,5]	1,018	1,086
Fannie Mae 4.00% 2041[3]	2,572	2,808
Fannie Mae 4.50% 2041[3]	2,287	2,506
Fannie Mae 5.00% 2041[3]	1,497	1,700
Fannie Mae 5.00% 2041[3]	1,144	1,298
Fannie Mae 5.00% 2041[3]	764	868
Fannie Mae 5.00% 2041[3]	485	550
Fannie Mae 3.50% 2042[3]	3,392	3,569
Fannie Mae 4.00% 2042[3]	1,805	1,969
Fannie Mae 4.00% 2043[3]	3,744	4,085
Fannie Mae 4.00% 2044[3]	780	851
Fannie Mae 3.50% 2044[3,4]	9,200	9,620
Fannie Mae 3.00% 2029[3,4]	25,245	26,412
Fannie Mae 6.50% 2037[3]	133	146
Fannie Mae 7.00% 2037[3]	187	210
Fannie Mae 7.00% 2037[3]	62	69
Fannie Mae 2.728% 2041[3,5]	2,471	2,641
Fannie Mae 4.00% 2042[3]	466	509
Fannie Mae, Series 2001-4, Class GA, 9.424% 2025[3,5]	3	4
Fannie Mae, Series 2001-4, Class NA, 9.914% 2025[3,5]	10	11
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[3]	314	292
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037[3]	671	752
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037[3]	313	350
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[3]	115	136
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.723% 2048[3,5,6]	152	152
Freddie Mac 5.50% 2024[3]	1,398	1,542
Freddie Mac 3.50% 2034[3]	5,753	6,073
Freddie Mac 3.50% 2035[3]	8,794	9,286
Freddie Mac 2.375% 2036[3,5]	592	634
Freddie Mac 5.00% 2040[3]	2,264	2,516
Freddie Mac 5.00% 2041[3]	3,588	4,064
Freddie Mac 4.00% 2043[3]	1,355	1,472
Freddie Mac 4.00% 2043[3]	692	752
Freddie Mac 4.00% 2043[3]	548	598
Freddie Mac 4.00% 2044[3]	569	620
Freddie Mac 6.00% 2026[3]	282	321
Freddie Mac 3.00% 2035[3]	11,538	11,942
Freddie Mac 3.50% 2035[3]	16,527	17,454
Freddie Mac 4.00% 2043[3]	720	780
Freddie Mac 3.50% 2045[3,4]	124,590	130,312
Freddie Mac, Series 2356, Class GD, 6.00% 2016[3]	83	86
Freddie Mac, Series 1567, Class A, 0.572% 2023[3,5]	89	90
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[3]	528	497
Freddie Mac, Series 3233, Class PA, 6.00% 2036[3]	403	459
Government National Mortgage Assn. 3.75% 2034[3]	1,456	1,563
Government National Mortgage Assn. 5.50% 2038[3]	783	888
Government National Mortgage Assn. 5.50% 2038[3]	449	509
Government National Mortgage Assn. 5.50% 2038[3]	285	322
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 146 of 170

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 5.50% 2038[3]	$264	$298
Government National Mortgage Assn. 6.00% 2038[3]	600	691
Government National Mortgage Assn. 6.50% 2038[3]	269	311
Government National Mortgage Assn. 5.00% 2039[3]	1,846	2,064
Government National Mortgage Assn. 6.00% 2039[3]	631	722
Government National Mortgage Assn. 4.50% 2040[3]	1,191	1,305
Government National Mortgage Assn. 5.50% 2040[3]	17,502	19,744
Government National Mortgage Assn. 4.50% 2041[3]	3,059	3,341
Government National Mortgage Assn. 5.00% 2041[3]	5,559	6,091
Government National Mortgage Assn. 3.00% 2042[3]	101	105
Government National Mortgage Assn. 3.50% 2043[3]	3,751	3,959
Government National Mortgage Assn. 4.00% 2044[3]	20,566	21,938
Government National Mortgage Assn. 4.00% 2045[3]	3,507	3,676
Government National Mortgage Assn. 6.172% 2058[3]	41	43
Government National Mortgage Assn. 6.22% 2058[3]	304	319
Government National Mortgage Assn. 4.677% 2065[3]	2,111	2,279
Government National Mortgage Assn. 6.50% 2038[3]	953	1,100
Government National Mortgage Assn. 4.00% 2044[3]	8,392	9,002
Government National Mortgage Assn. 4.00% 2044[3]	3,451	3,684
Government National Mortgage Assn. 3.50% 2045[3,4]	220,000	230,416
Government National Mortgage Assn. 4.00% 2045[3,4]	32,000	34,066
Government National Mortgage Assn., Series 2003, 6.116% 2058[3]	416	443
Government National Mortgage Assn., Series 2010-H13, Class JA, 5.46% 2059[3]	10,827	11,303
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.427% 2060[3,5]	21,873	23,924
National Credit Union Administration, Series 2011-M1, Class A2, 1.40% 2015[3]	760	762
National Credit Union Administration, Series 2011-R2, Class 1A, 0.556% 2020[3,5]	204	205
National Credit Union Administration, Series 2010-R2, Class 1A, 0.527% 2017[3,5]	335	336
National Credit Union Administration, Series 2011-R3, Class 1A, 0.559% 2020[3,5]	795	798
National Credit Union Administration, Series 2011-R1, Class 1A, 0.606% 2020[3,5]	501	503
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033[3]	19,852	21,013
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[3]	16,796	18,087
		721,132
Federal agency bonds & notes 16.87%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026[3]	945	964
Fannie Mae 1.75% 2019	16,000	16,222
Fannie Mae 7.125% 2030	4,000	6,236
Fannie Mae 5.00% 2017	2,655	2,873
Fannie Mae 2.625% 2024	10,955	11,369
Fannie Mae, Series 2014-M2, Class A-S-Q2, multifamily 0.478% 2015[3]	837	837
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022[3]	2,000	2,107
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022[3]	2,350	2,435
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.476% 2024[3,5]	3,825	4,153
Fannie Mae, Series 2014-M1, multifamily 3.370% 2023[3,5]	2,050	2,189
Federal Farm Credit Banks 0.2306% 2017[5]	7,321	7,322
Federal Farm Credit Banks 0.2265% 2017[5]	6,300	6,303
Federal Farm Credit Banks 0.60% 2017	41,774	41,699
Federal Home Loan Bank 0.375% 2015	34,750	34,773
Federal Home Loan Bank 0.375% 2016	20,750	20,754
Federal Home Loan Bank 0.625% 2016	4,575	4,581
Federal Home Loan Bank 1.75% 2018	38,000	38,827
Federal Home Loan Bank 3.375% 2023	16,715	18,225
Federal Home Loan Bank 2.875% 2024	8,500	8,840
Federal Home Loan Bank 5.50% 2036	600	839
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 147 of 170

unaudited
Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Federal Home Loan Bank, Series 2816, 1.00% 2017	$56,095	$56,418
Freddie Mac 1.00% 2017	1,225	1,233
Freddie Mac 1.00% 2017	500	502
Freddie Mac 3.75% 2019	12,750	13,984
Freddie Mac 1.25% 2019	18,730	18,614
Freddie Mac 1.75% 2015	23,425	23,574
Freddie Mac, Series K702, Class A2, multifamily 3.154% 2018[3]	2,019	2,127
Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018[3]	1,800	1,862
Freddie Mac, Series K010, Class A1, multifamily 3.32% 2020[3]	1,180	1,237
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020[3]	1,614	1,670
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021[3]	4,066	4,056
Freddie Mac, Series K031, Class A1, multifamily 2.778% 2022[3]	1,459	1,522
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[3]	1,735	1,771
Freddie Mac, Series K029, Class A2, multifamily 3.32% 2023[3]	400	432
Freddie Mac, Series KGRP, Class A, multifamily 0.536% 2020[3,5]	5,413	5,440
Freddie Mac, Series KF02, Class A3, multifamily 0.80% 2020[3,5]	1,017	1,020
Freddie Mac, Series K041, Class A2, multifamily 3.171% 2024[3]	1,700	1,807
Private Export Funding Corp. 1.45% 2019	17,500	17,365
Private Export Funding Corp. 2.25% 2020	5,000	5,120
Private Export Funding Corp. 3.55% 2024	6,340	6,835
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016[3]	79	81
Small Business Administration, Series 2001-20F, 6.44% 2021[3]	248	270
Small Business Administration, Series 2001-20J, 5.76% 2021[3]	89	95
Small Business Administration, Series 2001-20K, 5.34% 2021[3]	128	137
Small Business Administration, Series 2003-20B, 4.84% 2023[3]	500	539
Tennessee Valley Authority 1.875% 2022	10,150	9,921
Tennessee Valley Authority 4.65% 2035	2,330	2,812
Tennessee Valley Authority 5.88% 2036	1,750	2,468
Tennessee Valley Authority, Series A, 4.625% 2060	250	294
Tennessee Valley Authority, Series A, 3.875% 2021	32,975	36,865
Tennessee Valley Authority, Series B, 3.50% 2042	2,360	2,421
TVA Southaven 3.846% 2033[3]	1,648	1,768
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	19,750	20,288
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	88,000	91,520
United States Agency for International Development, Ukraine, 1.844% 2019	1,445	1,479
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 0% 2016	594	600
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.49% 2029[3]	971	1,040
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.82% 2032[3]	1,079	1,183
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.938% 2032[3]	882	960
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026[3]	1,288	1,324
		574,202
Total bonds, notes & other debt instruments (cost: $2,855,272,000)		2,912,535
Short-term securities 28.47%
Abbott Laboratories 0.12% due 5/27/2015[6]	22,900	22,897
Apple Inc. 0.11% due 5/7/2015[6]	30,000	29,996
CAFCO, LLC 0.30% due 9/8/2015	50,000	49,936
Caterpillar Inc. 0.13% due 6/17/2015	50,000	49,983
Chevron Corp. 0.09% due 5/5/2015[6]	37,000	36,996
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 148 of 170

unaudited
Short-term securities	Principal amount (000)	Value (000)
Coca-Cola Co. 0.15%–0.18% due 4/13/2015–5/8/2015[6]	$50,000	$49,999
Emerson Electric Co. 0.10%–0.12% due 4/29/2015–5/21/2015[6]	50,400	50,395
ExxonMobil Corp. 0.09%–0.11% due 4/21/2015–5/21/2015	42,950	42,943
Federal Farm Credit Banks 0.11%–0.18% due 4/28/2015–11/23/2015	72,750	72,697
Federal Home Loan Bank 0.05%–0.09% due 4/6/2015–5/26/2015	37,700	37,699
Google Inc. 0.09% due 6/23/2015[6]	50,000	49,989
Harvard University 0.11% due 4/14/2015	30,210	30,209
Kimberly-Clark Corp. 0.09%–0.12% due 4/23/2015–5/5/2015[6]	40,100	40,095
McDonald’s Corp. 0.10% due 4/2/2015[6]	13,200	13,200
National Rural Utilities Cooperative Finance Corp. 0.11% due 4/16/2015	35,000	34,998
Paccar Financial Corp. 0.14% due 4/22/2015	20,100	20,098
PepsiCo Inc. 0.09%–0.10% due 4/20/2015–5/19/2015[6]	45,000	44,995
Pfizer Inc 0.15%–0.16% due 7/16/2015–8/13/2015[6]	50,900	50,879
Precision Castparts Corp. 0.10%–0.12% due 4/9/2015–7/6/2015[6]	70,000	69,984
Private Export Funding Corp. 0.22% due 8/24/2015[6]	50,000	49,944
Regents of the University of California 0.12% due 5/19/2015–6/25/2015	44,000	43,990
United Parcel Service Inc. 0.13% due 5/5/2015[6]	20,000	19,998
United Technologies Corp. 0.10%–0.12% due 5/14/2015–5/27/2015[6]	57,000	56,986
Total short-term securities (cost: $968,924,000)		968,906
Total investment securities 114.04% (cost: $3,824,196,000)		3,881,441
Other assets less liabilities (14.04)%		(477,726)
Net assets 100.00%		$3,403,715
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $1,434,354,000 over the prior 12-month period.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized (depreciation) appreciation at 3/31/2015 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.9095%	2/26/2017	$265,000	$(671)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.938	3/19/2017	100,000	283
Receive	LCH.Clearnet	3-month USD-LIBOR	1.155	4/4/2017	505,000	(101)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.254	2/13/2018	50,000	246
Receive	LCH.Clearnet	3-month USD-LIBOR	1.28	3/19/2018	180,000	929
Pay	LCH.Clearnet	3-month USD-LIBOR	1.75	4/3/2018	510,000	51
Receive	LCH.Clearnet	3-month USD-LIBOR	1.865	1/30/2019	84,307	23
Receive	LCH.Clearnet	3-month USD-LIBOR	1.82	2/2/2019	83,000	(57)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.811	2/2/2019	84,000	(72)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.21	3/6/2019	51,000	319
Receive	LCH.Clearnet	3-month USD-LIBOR	1.789	6/20/2019	138,700	2,258
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7945	6/20/2019	86,600	1,430
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7905	6/20/2019	34,700	567
Receive	LCH.Clearnet	3-month USD-LIBOR	1.821	7/31/2019	64,000	1,104
Receive	LCH.Clearnet	3-month USD-LIBOR	1.799	8/8/2019	64,000	1,032
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7725	8/11/2019	133,000	1,983
Receive	LCH.Clearnet	3-month USD-LIBOR	1.773	8/11/2019	127,000	1,896
Receive	LCH.Clearnet	3-month USD-LIBOR	1.9225	9/25/2019	52,000	1,087
Receive	LCH.Clearnet	3-month USD-LIBOR	1.785	1/2/2020	48,000	650
Receive	LCH.Clearnet	3-month USD-LIBOR	1.647	1/9/2020	52,000	365
Receive	LCH.Clearnet	3-month USD-LIBOR	1.45	2/2/2020	360,000	(986)
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 149 of 170

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized (depreciation) appreciation at 3/31/2015 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.4205%	2/6/2020	$75,000	$316
Receive	LCH.Clearnet	3-month USD-LIBOR	1.655	2/11/2020	80,000	542
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7615	2/19/2020	26,000	305
Receive	LCH.Clearnet	3-month USD-LIBOR	1.672	2/26/2020	43,000	315
Receive	LCH.Clearnet	3-month USD-LIBOR	1.739	3/6/2020	110,000	1,151
Pay	LCH.Clearnet	3-month USD-LIBOR	1.5545	3/26/2020	50,000	(60)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.785	3/27/2022	77,000	34
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7585	3/27/2022	77,000	(170)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.74125	11/22/2023	15,000	(977)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.4325	1/29/2025	37,000	217
Pay	LCH.Clearnet	3-month USD-LIBOR	1.90125	2/2/2025	176,000	1,913
Pay	LCH.Clearnet	3-month USD-LIBOR	2.3775	2/3/2025	37,000	311
Pay	LCH.Clearnet	3-month USD-LIBOR	2.40375	2/3/2025	37,000	268
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7975	3/4/2025	23,000	(228)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.0075	3/25/2025	75,000	(137)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.34	6/27/2044	45,000	(9,355)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.206	7/31/2044	16,000	(2,867)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.238	8/8/2044	16,000	(2,974)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7045	1/2/2045	12,000	(825)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.4945	1/9/2045	2,000	(44)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.5055	1/9/2045	11,000	(270)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.343	3/25/2045	20,000	235
						$36
[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $35,727,000, which represented 1.05% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $586,505,000, which represented 17.23% of the net assets of the fund.
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 150 of 170

Cash Management Fund
Investment portfolio
March 31, 2015
unaudited
Short-term securities 98.65% Federal agency discount notes 54.78%	Principal amount (000)	Value (000)
Fannie Mae 0.04%–0.08% due 4/1/2015–6/3/2015	$55,900	$55,898
Federal Home Loan Bank 0.04%–0.09% due 4/1/2015–5/27/2015	75,200	75,199
Freddie Mac 0.05% due 4/6/2015	8,000	8,000
Freddie Mac 0.04%–0.10% due 4/8/2015–6/1/2015	57,300	57,300
		196,397
U.S. Treasury bills 23.18%
U.S. Treasury Bills 0.01%–0.11% due 4/2/2015–7/16/2015	63,100	63,099
U.S. Treasury Bills 0.06%–0.08% due 7/23/2015–8/6/2015	20,000	19,996
		83,095
Commercial paper 20.69%
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.14%–0.15% due 4/1/2015–4/10/2015	13,600	13,599
Electricité de France 0.18% due 5/19/2015[1]	5,100	5,099
KfW 0.12% due 4/10/2015[1]	4,600	4,600
Nordea Bank AB 0.18% due 6/25/2015[1]	4,400	4,398
Scotiabank Inc. 0.11% due 4/6/2015[1]	5,500	5,500
Siemens Capital Co. LLC 0.11% due 4/23/2015[1]	10,800	10,799
Sumitomo Mitsui Banking Corp. 0.15% due 4/7/2015[1]	13,000	13,000
Svenska Handelsbanken Inc. 0.16% due 5/4/2015[1]	5,900	5,899
United Technologies Corp. 0.10% due 6/23/2015[1]	11,300	11,297
		74,191
Total short-term securities (cost: $353,669,000)		353,683
Bonds, notes & other debt instruments 1.39% U.S. Treasury bonds & notes 1.39%
U.S. Treasury 0.088% 2016[2]	5,000	4,999
Total bonds, notes & other debt instruments (cost: $4,996,000)		4,999
Total investment securities 100.04% (cost: $358,665,000)		358,682
Other assets less liabilities (0.04)%		(158)
Net assets 100.00%		$358,524
[1]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $60,592,000, which represented 16.90% of the net assets of the fund.
[2]	Coupon rate may change periodically.
American Funds Insurance Series — Cash Management Fund — Page 151 of 170

Managed Risk Growth Fund
Investment portfolio
March 31, 2015
unaudited
Growth funds 93.31%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	1,089,412	$90,987
Total growth funds (cost: $85,816,000)		90,987
Short-term securities 5.21%
Government Cash Management Fund	5,073,781	5,074
Short-term securities (cost: $5,074,000)		5,074
Total investments 98.52% (cost: $90,890,000)		96,061
Other assets less liabilities 1.48%		1,446
Net assets 100.00%		$97,507
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $14,878,000 over the prior 12-month period.
	Clearinghouse	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 3/31/2015 (000)
S&P 500 E-mini Index Contracts	CME Exchange	175	June 2015	$18,003	$(29)
Russell 2000 Mini Index Contracts	ICE Exchange	33	June 2015	4,074	(48)
S&P Mid 400 E-mini Index Contracts	CME Exchange	7	June 2015	1,049	(15)
Euro Currency Contracts	CME Exchange	7	June 2015	940	—
Euro Stoxx 50 Index Contracts	Eurex Exchange	24	June 2015	932	(3)
British Pound Currency Contracts	CME Exchange	7	June 2015	652	3
FTSE 100 Index Contracts	LIFFE Exchange	6	June 2015	606	7
Mini MSCI Emerging Market Index Contracts	ICE Exchange	7	June 2015	333	(7)
Nikkei 225 Index Contracts	OSE Exchange	2	June 2015	320	1
Japanese Yen Currency Contracts	CME Exchange	3	June 2015	311	(2)
					$(93)
Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the three months ended March 31, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 3/31/2015 (000)
American Funds Insurance Series – Growth Fund, Class 1	925,445	185,282	21,315	1,089,412	$—	$90,987
American Funds Insurance Series — Managed Risk Growth Fund — Page 152 of 170

Managed Risk International Fund
Investment portfolio
March 31, 2015
unaudited
Growth funds 93.53%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	2,534,058	$54,356
Total growth funds (cost: $53,461,000)		54,356
Short-term securities 4.75%
Government Cash Management Fund	2,763,485	2,763
Short-term securities (cost: $2,763,000)		2,763
Total investments 98.28% (cost: $56,224,000)		57,119
Other assets less liabilities 1.72%		997
Net assets 100.00%		$58,116
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $9,289,000 over the prior 12-month period.
	Clearinghouse	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) at 3/31/2015 (000)
Euro Currency Contracts	CME Exchange	35	June 2015	$4,719	$14
Euro Stoxx 50 Index Contracts	Eurex Exchange	120	June 2015	4,642	(31)
Mini MSCI Emerging Market Index Contracts	ICE Exchange	71	June 2015	3,373	(79)
Japanese Yen Currency Contracts	CME Exchange	12	June 2015	1,246	(6)
Nikkei 225 Index Contracts	OSE Exchange	7	June 2015	1,125	7
British Pound Currency Contracts	CME Exchange	12	June 2015	1,122	9
FTSE 100 Index Contracts	LIFFE Exchange	11	June 2015	1,120	23
Russell 2000 Mini Index Contracts	ICE Exchange	5	June 2015	618	(7)
					$(70)
Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the three months ended March 31, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 3/31/2015 (000)
American Funds Insurance Series – International Fund, Class 1	2,130,911	439,582	36,435	2,534,058	$—	$54,356
American Funds Insurance Series — Managed Risk International Fund — Page 153 of 170

Managed Risk Blue Chip
Income and Growth Fund
Investment portfolio
March 31, 2015
unaudited
Growth-and-income funds 92.80%	Shares	Value (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	7,910,615	$116,682
Total growth-and-income funds (cost: $112,546,000)		116,682
Short-term securities 5.93%
Government Cash Management Fund	7,462,215	7,462
Short-term securities (cost: $7,462,000)		7,462
Total investments 98.73% (cost: $120,008,000)		124,144
Other assets less liabilities 1.27%		1,594
Net assets 100.00%		$125,738
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $12,869,000 over the prior 12-month period.
	Clearinghouse	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 3/31/2015 (000)
S&P 500 E-mini Index Contracts	CME Exchange	269	June 2015	$27,634	$(84)
Euro Currency Contracts	CME Exchange	5	June 2015	669	(3)
British Pound Currency Contracts	CME Exchange	7	June 2015	655	6
Euro Stoxx 50 Index Contracts	Eurex Exchange	16	June 2015	619	(4)
FTSE 100 Index Contracts	LIFFE Exchange	6	June 2015	605	6
Russell 2000 Mini Index Contracts	ICE Exchange	3	June 2015	369	(5)
Mini MSCI Emerging Market Index Contracts	ICE Exchange	3	June 2015	141	(5)
					$(89)
Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the three months ended March 31, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 3/31/2015 (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	6,224,439	1,877,295	191,119	7,910,615	$—	$116,682
American Funds Insurance Series — Managed Risk Blue Chip Income and Growth Fund — Page 154 of 170

Managed Risk Growth-Income Fund
Investment portfolio
March 31, 2015
unaudited
Growth-and-income funds 94.28%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	1,598,347	$85,784
Total growth-and-income funds (cost: $82,808,000)		85,784
Short-term securities 4.08%
Government Cash Management Fund	3,715,309	3,715
Short-term securities (cost: $3,715,000)		3,715
Total investments 98.36% (cost: $86,523,000)		89,499
Other assets less liabilities 1.64%		1,490
Net assets 100.00%		$90,989
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $11,211,000 over the prior 12-month period.
	Clearinghouse	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 3/31/2015 (000)
S&P 500 E-mini Index Contracts	CME Exchange	167	June 2015	$17,154	$(54)
Russell 2000 Mini Index Contracts	ICE Exchange	13	June 2015	1,599	(24)
Euro Stoxx 50 Index Contracts	Eurex Exchange	21	June 2015	812	(6)
Euro Currency Contracts	CME Exchange	6	June 2015	799	(7)
S&P Mid 400 E-mini Index Contracts	CME Exchange	4	June 2015	598	(10)
British Pound Currency Contracts	CME Exchange	6	June 2015	561	4
FTSE 100 Index Contracts	LIFFE Exchange	5	June 2015	504	5
Mini MSCI Emerging Market Index Contracts	ICE Exchange	4	June 2015	188	(6)
Nikkei 225 Index Contracts	OSE Exchange	1	June 2015	159	(1)
Japanese Yen Currency Contracts	CME Exchange	1	June 2015	103	(1)
					$(100)
Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the three months ended March 31, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 3/31/2015 (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	1,334,756	281,856	18,265	1,598,347	$—	$85,784
American Funds Insurance Series — Managed Risk Growth-Income Fund — Page 155 of 170

Managed Risk Asset Allocation Fund
Investment portfolio
March 31, 2015
unaudited
Asset allocation funds 93.83%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	90,477,858	$2,032,132
Total asset allocation funds (cost: $1,981,284,000)		2,032,132
Short-term securities 5.86%
Government Cash Management Fund	126,932,679	126,933
Short-term securities (cost: $126,933,000)		126,933
Total investments 99.69% (cost: $2,108,217,000)		2,159,065
Other assets less liabilities 0.31%		6,667
Net assets 100.00%		$2,165,732
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $102,289,000 over the prior 12-month period.
	Clearinghouse	Number of contracts	Expiration	Notional amount (000)	Unrealized (depreciation) appreciation at 3/31/2015 (000)
S&P 500 E-mini Index Contracts	CME Exchange	778	June 2015	$79,749	$(416)
Russell 2000 Mini Index Contracts	ICE Exchange	61	June 2015	7,503	(115)
Euro Currency Contracts	CME Exchange	28	June 2015	3,808	44
Euro Stoxx 50 Index Contracts	Eurex Exchange	87	June 2015	3,384	(4)
Mini MSCI Emerging Market Index Contracts	ICE Exchange	55	June 2015	2,617	(57)
S&P Mid 400 E-mini Index Contracts	CME Exchange	12	June 2015	1,797	(27)
Nikkei 225 Index Contracts	OSE Exchange	4	June 2015	643	4
Japanese Yen Currency Contracts	CME Exchange	6	June 2015	631	5
FTSE 100 Index Contracts	LIFFE Exchange	4	June 2015	404	5
British Pound Currency Contracts	CME Exchange	4	June 2015	372	1
					$(560)
Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the three months ended March 31, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 3/31/2015 (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	86,231,073	4,521,734	274,949	90,477,858	$—	$2,032,132
American Funds Insurance Series — Managed Risk Asset Allocation Fund — Page 156 of 170

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. generally accepted accounting principles. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset values of each share class of each managed risk fund are calculated based on the reported net asset values of the underlying funds in which each fund invests.
Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.
American Funds Insurance Series — Page 157 of 170

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of March 31, 2015 (dollars in thousands):
American Funds Insurance Series — Page 158 of 170

unaudited
Global Growth Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Health care	$782,182	$407,298	$—	$1,189,480
Information technology	542,752	629,563	—	1,172,315
Consumer discretionary	645,366	355,775	—	1,001,141
Financials	202,660	520,477	—	723,137
Industrials	213,179	336,809	—	549,988
Consumer staples	76,897	290,044	—	366,941
Telecommunication services	—	119,151	—	119,151
Energy	56,561	58,089	—	114,650
Materials	53,729	53,315	—	107,044
Utilities	—	26,277	—	26,277
Miscellaneous	48,543	3,810	—	52,353
Preferred securities	1,999	—	—	1,999
Bonds, notes & other debt instruments	—	18,783	—	18,783
Short-term securities	—	248,452	—	248,452
Total	$2,623,868	$3,067,843	$—	$5,691,711

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$76	$—	$76
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(131)	—	(131)
Total	$—	$(55)	$—	$(55)
*	Securities with a value of $2,800,608,000, which represented 49.29% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
American Funds Insurance Series — Page 159 of 170

unaudited
Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$506,141	$361,706	$47	$867,894
Health care	745,628	99,043	—	844,671
Information technology	377,890	286,090	—	663,980
Industrials	129,013	400,749	—	529,762
Financials	121,409	201,192	—	322,601
Materials	96,065	76,025	—	172,090
Energy	90,096	59,113	1,568	150,777
Consumer staples	21,131	120,674	—	141,805
Utilities	—	87,713	—	87,713
Telecommunication services	4,445	5,517	—	9,962
Miscellaneous	198,576	21,815	—	220,391
Rights & warrants	287	22	141	450
Convertible stocks	—	—	6,481	6,481
Bonds, notes & other debt instruments	—	4,301	—	4,301
Short-term securities	—	397,031	—	397,031
Total	$2,290,681	$2,120,991	$8,237	$4,419,909

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$156	$—	$156
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(90)	—	(90)
Total	$—	$66	$—	$66
*	Securities with a value of $1,709,547,000, which represented 38.91% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
American Funds Insurance Series — Page 160 of 170

unaudited
Growth Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$3,797,778	$745,013	$—	$4,542,791
Health care	4,302,237	78,023	—	4,380,260
Consumer discretionary	3,910,744	227,397	—	4,138,141
Financials	2,706,057	186,403	—	2,892,460
Industrials	1,918,658	323,778	—	2,242,436
Consumer staples	1,597,531	243,399	—	1,840,930
Energy	1,640,390	—	3,323	1,643,713
Materials	315,211	—	—	315,211
Telecommunication services	20,598	39,618	—	60,216
Utilities	34,450	—	918	35,368
Miscellaneous	136,560	12,096	—	148,656
Preferred securities	454	—	—	454
Rights & warrants	16,763	—	—	16,763
Short-term securities	—	891,355	—	891,355
Total	$20,397,431	$2,747,082	$4,241	$23,148,754
*	Securities with a value of $1,849,330,000, which represented 8.04% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
International Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$—	$1,462,833	$—	$1,462,833
Health care	13,021	1,130,896	—	1,143,917
Consumer discretionary	65,102	1,064,338	—	1,129,440
Information technology	267,680	705,379	—	973,059
Industrials	88,413	869,195	—	957,608
Consumer staples	7,901	416,314	—	424,215
Materials	18,664	308,422	—	327,086
Utilities	—	308,464	—	308,464
Telecommunication services	—	272,331	—	272,331
Energy	37,226	217,489	—	254,715
Miscellaneous	4,056	179,199	—	183,255
Bonds, notes & other debt instruments	—	51,795	—	51,795
Short-term securities	—	570,884	—	570,884
Total	$502,063	$7,557,539	$—	$8,059,602

American Funds Insurance Series — Page 161 of 170

unaudited
	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$704	$—	$704
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(460)	—	(460)
Total	$—	$244	$—	$244
*	Securities with a value of $6,761,427,000, which represented 83.89% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
New World Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$158,468	$243,045	$—	$401,513
Financials	142,496	235,347	34	377,877
Consumer discretionary	151,413	199,305	—	350,718
Consumer staples	36,804	210,120	—	246,924
Health care	78,622	132,057	—	210,679
Energy	49,849	100,520	—	150,369
Industrials	63,172	85,117	—	148,289
Telecommunication services	—	81,652	—	81,652
Utilities	—	39,788	—	39,788
Materials	10,616	22,969	—	33,585
Miscellaneous	81,958	47,268	—	129,226
Preferred securities	1,029	—	—	1,029
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	157,280	—	157,280
Corporate bonds & notes	—	24,267	—	24,267
U.S. Treasury bonds & notes	—	5,186	—	5,186
Short-term securities	—	347,842	—	347,842
Total	$774,427	$1,931,763	$34	$2,706,224

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$102	$—	$102
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(36)	—	(36)
Total	$—	$66	$—	$66
*	Securities with a value of $1,381,093,000, which represented 50.88% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
American Funds Insurance Series — Page 162 of 170

unaudited
Blue Chip Income and Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$1,299,373	$—	$—	$1,299,373
Industrials	1,096,060	—	—	1,096,060
Information technology	946,486	—	—	946,486
Telecommunication services	806,311	—	—	806,311
Consumer staples	639,290	—	—	639,290
Consumer discretionary	621,195	—	—	621,195
Energy	429,482	—	—	429,482
Utilities	338,435	—	—	338,435
Materials	216,690	—	—	216,690
Financials	161,232	—	—	161,232
Miscellaneous	335,191	—	—	335,191
Short-term securities	—	381,437	—	381,437
Total	$6,889,745	$381,437	$—	$7,271,182
Global Growth and Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$205,654	$185,901	$—	$391,555
Industrials	138,738	108,303	—	247,041
Consumer discretionary	138,478	84,925	—	223,403
Information technology	104,302	107,421	—	211,723
Health care	128,725	59,521	—	188,246
Telecommunication services	17,141	117,678	—	134,819
Consumer staples	46,961	64,240	—	111,201
Materials	82,065	15,818	—	97,883
Utilities	42,868	28,612	—	71,480
Energy	39,188	19,655	—	58,843
Miscellaneous	61,397	17,944	—	79,341
Preferred securities	435	—	—	435
Convertible bonds	—	572	—	572
Bonds, notes & other debt instruments	—	14,655	—	14,655
Short-term securities	—	55,142	—	55,142
Total	$1,005,952	$880,387	$—	$1,886,339

American Funds Insurance Series — Page 163 of 170

unaudited
	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$157	$—	$157
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(28)	—	(28)
Total	$—	$129	$—	$129
*	Securities with a value of $810,019,000, which represented 42.73% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
Growth-Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Health care	$4,626,534	$148,948	$—	$4,775,482
Information technology	3,771,078	101,833	—	3,872,911
Consumer discretionary	3,038,830	407,844	—	3,446,674
Industrials	2,287,302	159,912	—	2,447,214
Financials	1,840,942	161,069	—	2,002,011
Consumer staples	1,481,066	251,505	—	1,732,571
Materials	1,524,052	110,356	—	1,634,408
Energy	1,328,151	209,973	—	1,538,124
Telecommunication services	558,685	—	—	558,685
Utilities	285,403	—	—	285,403
Miscellaneous	1,201,903	53,527	—	1,255,430
Rights & warrants	4,062	—	—	4,062
Convertible stocks	—	8,906	—	8,906
Convertible bonds	—	35,826	—	35,826
Bonds, notes & other debt instruments	—	33,651	—	33,651
Short-term securities	—	1,571,685	—	1,571,685
Total	$21,948,008	$3,255,035	$—	$25,203,043
*	Securities with a value of $1,518,428,000, which represented 5.99% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
American Funds Insurance Series — Page 164 of 170

unaudited
International Growth and Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$15,001	$227,811	$—	$242,812
Consumer discretionary	3,826	143,895	—	147,721
Consumer staples	29,853	86,986	—	116,839
Health care	—	109,924	—	109,924
Utilities	—	99,957	—	99,957
Industrials	—	86,563	—	86,563
Energy	18,310	26,899	—	45,209
Telecommunication services	3,661	36,624	—	40,285
Materials	3,949	30,037	—	33,986
Information technology	4,050	9,578	—	13,628
Miscellaneous	—	15,085	—	15,085
Rights & warrants	—	92	—	92
Convertible bonds	—	2,272	261	2,533
Bonds, notes & other debt instruments	—	13,759	—	13,759
Short-term securities	—	66,680	—	66,680
Total	$78,650	$956,162	$261	$1,035,073
*	Securities with a value of $865,324,000, which represented 83.05% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
Capital Income Builder

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer staples	$10,956	$6,167	$—	$17,123
Financials	6,194	7,755	—	13,949
Health care	6,404	5,738	—	12,142
Telecommunication services	3,572	5,798	—	9,370
Utilities	522	8,201	—	8,723
Energy	5,333	1,950	—	7,283
Consumer discretionary	1,411	5,811	—	7,222
Information technology	5,387	1,782	—	7,169
Industrials	2,275	1,862	—	4,137
Materials	1,924	1,350	—	3,274
Miscellaneous	75	838	—	913
Convertible stocks	238	—	—	238
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	8,404	—	8,404
Corporate bonds & notes	—	3,336	—	3,336
U.S. Treasury bonds & notes	—	2,734	—	2,734
Asset-backed obligations	—	1,440	—	1,440
Short-term securities	—	6,700	—	6,700
Total	$44,291	$69,866	$—	$114,157
*	Securities with a value of $47,252,000, which represented .04% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
American Funds Insurance Series — Page 165 of 170

unaudited
Asset Allocation Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$1,905,023	$98,437	$—	$2,003,460
Consumer discretionary	1,956,456	21,495	—	1,977,951
Industrials	1,632,243	19,982	—	1,652,225
Financials	1,516,060	—	—	1,516,060
Health care	1,341,319	110,297	2,670	1,454,286
Energy	1,097,134	—	—	1,097,134
Consumer staples	763,920	98,904	—	862,824
Materials	835,354	—	—	835,354
Telecommunication services	125,081	—	—	125,081
Miscellaneous	143,359	44,644	—	188,003
Convertible stocks	—	10,616	—	10,616
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	1,970,893	—	1,970,893
Corporate bonds & notes	—	1,411,953	23,853	1,435,806
Mortgage-backed obligations	—	735,056	—	735,056
Federal agency bonds & notes	—	289,926	—	289,926
Asset-backed obligations	—	71,618	—	71,618
Bonds & notes of governments & government agencies outside the U.S.	—	55,232	—	55,232
Short-term securities	—	1,914,113	—	1,914,113
Total	11,315,949	6,853,166	26,523	18,195,638

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$2,831	$—	$2,831
Liabilities:
Unrealized depreciation on interest rate swaps	—	(15,116)	—	(15,116)
Total	$—	$(12,285)	$—	$(12,285)
*	Securities with a value of $389,306,000, which represented 2.19% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Interest rate swaps are not included in the investment portfolio.
American Funds Insurance Series — Page 166 of 170

unaudited
Global Balanced Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Industrials	$10,188	$13,820	$—	$24,008
Financials	3,851	18,657	—	22,508
Consumer staples	11,233	8,024	—	19,257
Information technology	7,442	10,812	—	18,254
Health care	11,230	6,392	—	17,622
Consumer discretionary	8,687	5,468	—	14,155
Energy	6,926	3,390	—	10,316
Materials	6,844	1,001	—	7,845
Telecommunication services	673	3,616	—	4,289
Utilities	—	2,341	—	2,341
Miscellaneous	—	953	—	953
Preferred securities	173	—	—	173
Convertible bonds	—	356	—	356
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	28,347	—	28,347
U.S. Treasury bonds & notes	—	17,727	—	17,727
Corporate bonds & notes	—	14,176	—	14,176
Mortgage-backed obligations	—	4,643	—	4,643
Asset-backed obligations	—	406	—	406
Short-term securities	—	13,699	—	13,699
Total	$67,247	$153,828	$—	$221,075

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$78	$—	$78
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(90)	—	(90)
Total	$—	$(12)	$—	$(12)
*	Securities with a value of $73,922,000, which represented 33.96% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
American Funds Insurance Series — Page 167 of 170

unaudited
Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$4,032,499	$—	$4,032,499
Corporate bonds & notes	—	2,984,147	410	2,984,557
Mortgage-backed obligations	—	1,804,570	—	1,804,570
Bonds & notes of governments & government agencies outside the U.S.	—	312,019	—	312,019
Federal agency bonds & notes	—	179,527	—	179,527
Municipals	—	86,712	—	86,712
Asset-backed obligations	—	59,709	—	59,709
Preferred securities	2,232	—	—	2,232
Common stocks	—	7	—	7
Short-term securities	—	1,307,657	—	1,307,657
Total	$2,232	$10,766,847	$410	$10,769,489

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,438	$—	$1,438
Unrealized appreciation on interest rate swaps	—	8,598	—	8,598
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(2,381)	—	(2,381)
Unrealized depreciation on interest rate swaps	—	(22,828)	—	(22,828)
Total	$—	$(15,173)	$—	$(15,173)
*	Forward currency contracts and interest rate swaps are not included in the investment portfolio.
Global Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$378,947	$—	$378,947
Japanese yen	—	92,347	—	92,347
British pounds	—	91,048	—	91,048
Mexican pesos	—	89,683	—	89,683
Hungarian forints	—	76,441	—	76,441
Polish zloty	—	66,434	—	66,434
Indian rupees	—	61,487	—	61,487
Norwegian kroner	—	39,814	—	39,814
Colombian pesos	—	30,496	—	30,496
U.S. dollars	—	1,431,596	1,967	1,433,563
Other	—	91,687	—	91,687
Convertible stocks	—	355	—	355
Common stocks	—	313	—	313
Short-term securities	—	192,911	—	192,911
Total	$—	$2,643,559	$1,967	$2,645,526

American Funds Insurance Series — Page 168 of 170

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$5,071	$—	$5,071
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(4,418)	—	(4,418)
Unrealized depreciation on interest rate swaps	—	(1,080)	—	(1,080)
Total	$—	$(427)	$—	$(427)
*	Forward currency contracts and interest rate swaps are not included in the investment portfolio.
High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,678,695	$24,615	$1,703,310
Bonds & notes of governments & government agencies outside the U.S.	—	42,282	—	42,282
U.S. Treasury bonds & notes	—	3,276	—	3,276
Municipals	—	503	—	503
Convertible bonds	—	4,798	—	4,798
Convertible stocks	8,718	6,392	—	15,110
Preferred securities	764	—	—	764
Common stocks	6,607	4,077	2,933	13,617
Rights & warrants	—	—	—	—
Short-term securities	—	206,869	—	206,869
Total	$16,089	$1,946,892	$27,548	$1,990,529

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on credit default swaps	$—	$710	$—	$710
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(11)	—	(11)
Total	$—	$699	$—	$699
*	Credit default swaps and forward currency contracts are not included in the investment portfolio.
Mortgage Fund

At March 31, 2015, all of the fund’s investments were classified as Level 2.
U.S. Government/AAA-Rated Securities Fund

At March 31, 2015, all of the fund’s investments were classified as Level 2.
Cash Management Fund

At March 31, 2015, all of the fund’s investment securities were classified as Level 2.
American Funds Insurance Series — Page 169 of 170

unaudited
Managed Risk Growth Fund

At March 31, 2015, all of the fund’s investments were classified as Level 1.
Managed Risk International Fund

At March 31, 2015, all of the fund’s investments were classified as Level 1.
Managed Risk Blue Chip Income and Growth Fund

At March 31, 2015, all of the fund’s investments were classified as Level 1.
Managed Risk Growth-Income Fund

At March 31, 2015, all of the fund’s investments were classified as Level 1.
Managed Risk Asset Allocation Fund

At March 31, 2015, all of the fund’s investments were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
INGEFPX-998-0515O-S42185	American Funds Insurance Series — Page 170 of 170

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in our internal control over financial reporting during the quarter ended March 31, 2015, which were identified in connection with management's evaluation required by paragraph (d) of Rule 13a-15 and 15d-15 under the Exchange Act, that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting, other than as provided below.

Effective November 10, 2014, the American Funds Insurance Series’s investment adviser implemented a new accounting system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the American Funds Insurance Series’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INSURANCE SERIES

By /s/ Michael J. Downer
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: May 29, 2015

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: May 29, 2015